UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2021

Item 1.    Reports to Stockholders

This filing is on behalf of five of the sixty-one Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2021

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”) for the reporting period ended December 31, 2021.

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2021

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2021 and held until December 31, 2021. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2021”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2021” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2021

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2021	Ending Account Value Using Actual Return at December 31, 2021	Expenses Paid During the Six Months Ended December 31, 2021*	Beginning Account Value at July 1, 2021	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2021	Expenses Paid During the Six Months Ended December 31, 2021	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1 #@	$1,000.00	$1,045.54	$1.34	$1,000.00	$1,023.89	$1.33	0.26%
Class 3 #@	$1,000.00	$1,043.96	$2.63	$1,000.00	$1,022.63	$2.60	0.51%
SA American Funds Global Growth
Class 1 #@	$1,000.00	$1,043.36	$1.44	$1,000.00	$1,023.79	$1.43	0.28%
Class 3 #@	$1,000.00	$1,041.63	$2.73	$1,000.00	$1,022.53	$2.70	0.53%
SA American Funds Growth
Class 1 #@	$1,000.00	$1,080.17	$1.42	$1,000.00	$1,023.84	$1.38	0.27%
Class 3 #@	$1,000.00	$1,078.93	$2.72	$1,000.00	$1,022.58	$2.65	0.52%
SA American Funds Growth-Income
Class 1 #@	$1,000.00	$1,086.84	$1.53	$1,000.00	$1,023.74	$1.48	0.29%
Class 3 #@	$1,000.00	$1,085.34	$2.84	$1,000.00	$1,022.48	$2.75	0.54%
SA American Funds VCP Managed Allocation
Class 1 #@	$1,000.00	$1,058.36	$1.35	$1,000.00	$1,023.89	$1.33	0.26%
Class 3 #@	$1,000.00	$1,057.49	$2.64	$1,000.00	$1,022.63	$2.60	0.51%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2021” and “Annualized Expense Ratios” would have been higher.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2021 and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2021 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	66,341,307	$1,929,205,216

TOTAL INVESTMENTS (cost $1,583,848,297)@	100.0%	1,929,205,216
Liabilities in excess of other assets	(0.0)	(937,953)

NET ASSETS	100.0%	$1,928,267,263

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,929,205,216	$—	$—	$1,929,205,216

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO PROFILE — December 31, 2021 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust SA American Funds Global Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	10,426,835	$474,003,902

TOTAL INVESTMENTS (cost $296,814,685)@	100.1%	474,003,902
Liabilities in excess of other assets	(0.1)	(280,370)

NET ASSETS	100.0%	$473,723,532

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$474,003,902	$—	$—	$474,003,902

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

7

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO PROFILE — December 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust SA American Funds Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series ® — Growth Fund, Class 1	6,513,792	$831,029,575

TOTAL INVESTMENTS (cost $592,139,284)@	100.1%	831,029,575
Liabilities in excess of other assets	(0.1)	(445,597)

NET ASSETS	100.0%	$830,583,978

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$831,029,575	$—	$—	$831,029,575

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

9

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO PROFILE — December 31, 2021 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust SA American Funds Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	6,355,054	$428,012,878

TOTAL INVESTMENTS (cost $313,218,627)@	100.1%	428,012,878
Liabilities in excess of other assets	(0.1)	(254,638)

NET ASSETS	100.0%	$427,758,240

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$428,012,878	$—	$—	$428,012,878

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

11

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2021 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	147,563,681	$2,321,176,702

TOTAL INVESTMENTS (cost $1,794,372,649)@	100.0%	2,321,176,702
Liabilities in excess of other assets	(0.0)	(1,139,092)

NET ASSETS	100.0%	$2,320,037,610

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$2,321,176,702	$—	$—	$2,321,176,702

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
ASSETS:
Investment at value (unaffiliated)*	$1,929,205,216	$474,003,902	$831,029,575	$428,012,878	$2,321,176,702
Receivable for:
Fund shares sold	—	22,331	—	—	—
Investments sold	3,898,265	1,521,997	17,496,005	9,991,566	28,532,077
Prepaid expenses and other assets	7,576	6,145	6,028	5,803	9,929
Due from investment adviser for expense reimbursements/fee waivers	963,254	277,572	421,371	217,215	1,377,933

Total assets	1,934,074,311	475,831,947	848,952,979	438,227,462	2,351,096,641

LIABILITIES:
Payable for:
Fund shares redeemed	3,898,265	1,544,328	17,496,005	9,991,566	28,532,077
Investment advisory and management fees	1,364,611	376,705	596,942	307,721	1,870,052
Service fees	399,606	98,613	175,079	90,081	491,919
Transfer agent fees	38	66	57	57	48
Trustees’ fees and expenses	2,544	597	917	602	2,355
Other accrued expenses	141,984	88,106	100,001	79,195	162,580

Total liabilities	5,807,048	2,108,415	18,369,001	10,469,222	31,059,031

NET ASSETS	$1,928,267,263	$473,723,532	$830,583,978	$427,758,240	$2,320,037,610

NET ASSETS REPRESENTED BY:
Paid-in capital	1,492,725,134	294,478,656	489,310,179	298,343,528	1,706,800,540
Total accumulated earnings (loss)	435,542,129	179,244,876	341,273,799	129,414,712	613,237,070

NET ASSETS	$1,928,267,263	$473,723,532	$830,583,978	$427,758,240	$2,320,037,610

Class 1 (unlimited shares authorized):
Net assets	$8,392,793	$2,464,157	$2,304,789	$1,981,608	$947,013
Shares of beneficial interest issued and outstanding	450,504	174,064	120,640	141,645	54,459
Net asset value, offering and redemption price per share	$18.63	$14.16	$19.10	$13.99	$17.39

Class 3 (unlimited shares authorized):
Net assets	$1,919,874,470	$471,259,375	$828,279,189	$425,776,632	$2,319,090,597
Shares of beneficial interest issued and outstanding	103,527,436	33,280,611	43,502,727	30,582,691	133,928,538
Net asset value, offering and redemption price per share	$18.54	$14.16	$19.04	$13.92	$17.32

*Cost
Investment securities (unaffiliated)	$1,583,848,297	$296,814,685	$592,139,284	$313,218,627	$1,794,372,649

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$32,236,895	$2,703,285	$3,552,839	$5,413,849	$30,627,806

Total investment income	32,236,895	2,703,285	3,552,839	5,413,849	30,627,806

EXPENSES:
Investment advisory and management fees	14,676,397	4,377,713	5,967,784	3,259,876	21,373,991
Service fees	4,300,364	1,147,211	1,750,813	954,895	5,622,832
Transfer agent fees	570	1,003	860	860	714
Custodian and accounting fees	18,307	19,289	19,354	18,475	18,370
Reports to shareholders	60,525	27,955	47,476	30,214	75,283
Audit and tax fees	30,372	34,578	28,849	28,849	30,380
Legal fees	16,115	9,482	10,471	9,064	18,615
Trustees’ fees and expenses	48,172	12,729	18,590	10,303	63,552
Other expenses	37,505	30,160	41,878	35,929	53,641

Total expenses before fee waivers and expense reimbursements	19,188,327	5,660,120	7,886,075	4,348,465	27,257,378

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(10,359,809)	(3,225,683)	(4,212,553)	(2,301,089)	(15,749,256)

Net expenses	8,828,518	2,434,437	3,673,522	2,047,376	11,508,122

Net investment income (loss)	23,408,377	268,848	(120,683)	3,366,473	19,119,684

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments(unaffiliated)	11,255,229	13,975,919	15,788,095	9,210,481	38,081,074
Net realized gain from capital gain distributions received from underlying funds (unaffliated)	56,195,231	22,298,326	87,255,210	3,661,788	29,296,240

Net realized gain (loss) on investments	67,450,460	36,274,245	103,043,305	12,872,269	67,377,314

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	142,027,418	31,248,652	31,333,048	64,003,183	220,281,054

Net realized and unrealized gain (loss) on investments	209,477,878	67,522,897	134,376,353	76,875,452	287,658,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$232,886,255	$67,791,745	$134,255,670	$80,241,925	$306,778,052

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation Portfolio		SA American Funds Global Growth Portfolio		SA American Funds Growth Portfolio
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,408,377	$18,636,107	$268,848	$194,463	$(120,683)	$176,769
Net realized gain (loss) on investments	67,450,460	16,104,092	36,274,245	25,204,991	103,043,305	29,971,880
Net unrealized gain (loss) on investments	142,027,418	123,553,069	31,248,652	76,331,840	31,333,048	159,432,338

Net increase (decrease) in net assets resulting from operations	232,886,255	158,293,268	67,791,745	101,731,294	134,255,670	189,580,987

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(141,237)	(5,036)	(199,491)	(32,074)	(83,121)	(63,046)
Distributable earnings — Class 3	(34,086,030)	(1,067,179)	(37,244,762)	(29,251,778)	(29,364,523)	(49,437,023)

Total distributions to shareholders	(34,227,267)	(1,072,215)	(37,444,253)	(29,283,852)	(29,447,644)	(49,500,069)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	249,223,548	147,461,605	21,283,169	(41,254,261)	180,165,289	27,547,031

TOTAL INCREASE (DECREASE) IN NET ASSETS	447,882,536	304,682,658	51,630,661	31,193,181	284,973,315	167,627,949

NET ASSETS:
Beginning of period	1,480,384,727	1,175,702,069	422,092,871	390,899,690	545,610,663	377,982,714

End of period	$1,928,267,263	$1,480,384,727	$473,723,532	$422,092,871	$830,583,978	$545,610,663

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2021	For the year ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,366,473	$3,069,532	$19,119,684	$27,294,057
Net realized gain (loss) on investments	12,872,269	15,451,716	67,377,314	117,809,420
Net unrealized gain (loss) on investments	64,003,183	20,065,996	220,281,054	28,609,625

Net increase (decrease) in net assets resulting from operations	80,241,925	38,587,244	306,778,052	173,713,102

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(81,163)	(61,852)	(60,478)	(564)
Distributable earnings — Class 3	(16,958,634)	(38,354,060)	(145,042,998)	(4,674,638)

Total distributions to shareholders	(17,039,797)	(38,415,912)	(145,103,476)	(4,675,202)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	38,585,400	39,981,300	44,129,343	(37,257,949)

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,787,528	40,152,632	205,803,919	131,779,951

NET ASSETS:
Beginning of period	325,970,712	285,818,080	2,114,233,691	1,982,453,740

End of period	$427,758,240	$325,970,712	$2,320,037,610	$2,114,233,691

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, five of which are included in this report: SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect majority-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect majority-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds Growth Portfolio	American Funds® Growth Fund
SA American Funds Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

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The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection. It invests all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Fund invests in the shares of an underlying fund, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2021, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the AFIS investment adviser’s global risk management group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examinations by the Internal Revenue Service.

LIBOR Risk:    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s

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administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or net asset value.

Recent Accounting and Regulatory Developments:    In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides, optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and LIBOR based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2021
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$31,381,662	$58,885,988	$345,274,479	$18,636,107	$15,591,160
SA American Funds Global Growth	—	2,328,240	176,916,638	268,848	37,175,405
SA American Funds Growth	3,759,345	99,165,315	238,349,139	176,769	29,270,875
SA American Funds Growth-Income	3,366,473	11,517,284	114,530,957	3,822,092	13,217,705
SA American Funds VCP Managed Asset Allocation	19,119,684	67,377,314	526,740,072	27,294,057	117,809,419

				For the year ended December 31, 2020
				Tax Distributions
Portfolio				Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation				$—	$1,072,215
SA American Funds Global Growth				194,463	29,089,389
SA American Funds Growth				3,420,192	46,079,877
SA American Funds Growth-Income				4,770,252	33,645,660
SA American Funds VCP Managed Asset Allocation				4,675,202	—

For the year ended December 31, 2021, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to dividend redesignation were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA American Funds Asset Allocation	$7,973,284	$(7,973,284)	$—
SA American Funds Global Growth	23,166	(23,166)	—
SA American Funds Growth	3,880,028	(3,880,028)	—
SA American Funds Growth-Income	—	—	—
SA American Funds VCP Managed Asset Allocation	—	—	—

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The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA American Funds Asset Allocation	$345,356,919	$(82,440)	$345,274,479	$1,583,930,737
SA American Funds Global Growth	177,189,217	(272,579)	176,916,638	297,087,264
SA American Funds Growth	238,890,291	(541,152)	238,349,139	592,680,436
SA American Funds Growth-Income	114,794,251	(263,294)	114,530,957	313,481,921
SA American Funds VCP Managed Asset Allocation	526,804,053	(63,981)	526,740,072	1,794,436,630

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2021, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds Asset Allocation	$10,359,809
SA American Funds Global Growth	3,225,683
SA American Funds Growth	4,212,553
SA American Funds Growth-Income	2,301,089
SA American Funds VCP Managed Allocation	15,749,256

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2023; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2023 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%

With the exception of advisory fee waivers, for the year ended December 31, 2021, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.

With the exception of advisory fee waivers, any contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers

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and/or reimbursements were made. For the year ended December 31, 2021, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the year ended December 31, 2021, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2021, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2021 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA American Funds Asset Allocation	$234,034,457	$27,647,659	$—	$—
SA American Funds Global Growth	18,350,322	36,910,394	—	—
SA American Funds Growth	182,561,347	35,360,843	—	—
SA American Funds Growth-Income	47,984,052	28,416,384	—	—
SA American Funds VCP Managed Asset Allocation	62,444,639	174,782,070	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds Asset Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2021		For the year ended December 31, 2020		For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	153,726	$2,784,515	151,188	$2,120,868	13,472,268	$238,595,403	12,014,655	$178,138,937
Reinvested dividends	7,903	141,237	330	5,036	1,914,945	34,086,030	70,117	1,067,179
Shares redeemed	(147,296)	(2,483,423)	(8,959)	(128,203)	(1,342,407)	(23,900,214)	(2,317,917)	(33,742,212)

Net increase (decrease)	14,333	442,329	142,559	1,997,701	14,044,806	248,781,219	9,766,855	145,463,904

	SA American Funds Global Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2021		For the year ended December 31, 2020		For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	134,726	$1,906,276	17,655	$220,124	1,300,232	$18,504,210	405,126	$4,771,069
Reinvested dividends	14,244	199,491	2,476	32,074	2,660,406	37,244,762	2,264,245	29,251,778
Shares redeemed	(16,991)	(250,341)	(561)	(6,767)	(2,491,159)	(36,321,229)	(6,547,398)	(75,522,539)

Net increase (decrease)	131,979	1,855,426	19,570	245,431	1,469,479	19,427,743	(3,878,027)	(41,499,692)

	SA American Funds Growth Portfolio
	Class 1				Class 3
	For the year ended December 31, 2021		For the year ended December 31, 2020		For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	78,701	$1,364,912	30,301	$398,746	10,459,734	$188,111,818	4,211,047	$58,934,339
Reinvested dividends	4,617	83,121	4,510	63,046	1,636,818	29,364,523	3,541,334	49,437,023
Shares redeemed	(5,820)	(109,337)	(5,002)	(76,749)	(2,076,893)	(38,649,748)	(5,781,153)	(81,209,374)

Net increase (decrease)	77,498	1,338,696	29,809	385,043	10,019,659	178,826,593	1,971,228	27,161,988

24

	SA American Funds Growth-Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2021		For the year ended December 31, 2020		For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	96,142	$1,194,282	29,660	$351,145	3,787,092	$49,760,493	2,448,044	$26,639,755
Reinvested dividends	6,186	81,163	5,764	61,852	1,297,524	16,958,634	3,584,492	38,354,060
Shares redeemed	(8,770)	(119,893)	(589)	(6,705)	(2,206,662)	(29,289,279)	(2,255,239)	(25,418,807)

Net increase (decrease)	93,558	1,155,552	34,835	406,292	2,877,954	37,429,848	3,777,297	39,575,008

	SA American Funds VCP Managed Allocation Portfolio
	Class 1				Class 3
	For the year ended December 31, 2021		For the year ended December 31, 2020		For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	36,922	$624,236	7,742	$113,672	3,920,151	$67,327,180	6,072,969	$92,554,650
Reinvested dividends	3,641	60,478	37	564	8,763,927	145,042,998	305,332	4,674,638
Shares redeemed	(1,869)	(32,548)	(792)	(11,391)	(9,833,573)	(168,893,001)	(9,311,010)	(134,590,082)

Net increase (decrease)	38,694	652,166	6,987	102,845	2,850,505	43,477,177	(2,932,709)	(37,360,794)

Note 7.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the year ended December 31, 2021, the Portfolios did not utilize the line of credit.

Note 8.  Transactions with Affiliates

At December 31, 2021, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds Asset Allocation …………	6.77%	89.23%	4.00%
SA American Funds Global Growth …………..	5.07%	94.10%	0.83%
SA American Funds Growth …………………………..	5.04%	93.32%	1.64%
SA American Funds Global-Income ……………	5.98%	92.23%	1.79%
SA American Funds VCP Managed Allocation ……………	9.81%	86.31%	3.88%

Note 9.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)(3)	Portfolio turnover

SA American Funds Asset Allocation Portfolio Class 1
12/31/17	$13.11	$0.23	$1.88	$2.11	$(0.12)	$(0.25)	$(0.37)	$14.85	16.10%	$201	0.28%	1.64%	1%
12/31/18	14.85	0.32	(0.99)	(0.67)	(0.44)	(0.80)	(1.24)	12.94	(4.58)	824	0.27	2.30	1
12/31/19	12.94	0.43	2.31	2.74	(0.27)	(0.70)	(0.97)	14.71	21.22	4,320	0.27	3.05	2
12/31/20	14.71	0.28	1.54	1.82	—	(0.01)	(0.01)	16.52	12.40	7,207	0.27	1.92	3
12/31/21	16.52	0.33	2.16	2.49	(0.22)	(0.16)	(0.38)	18.63	15.12	8,393	0.26	1.83	2

SA American Funds Asset Allocation Portfolio Class 3
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53	1.69	1
12/31/18	14.81	0.24	(0.95)	(0.71)	(0.37)	(0.80)	(1.17)	12.93	(4.86)	789,902	0.52	1.68	1
12/31/19	12.93	0.26	2.44	2.70	(0.24)	(0.70)	(0.94)	14.69	20.91	1,171,382	0.52	1.82	2
12/31/20	14.69	0.22	1.56	1.78	—	(0.01)	(0.01)	16.46	12.14	1,473,177	0.52	1.49	3
12/31/21	16.46	0.24	2.19	2.43	(0.19)	(0.16)	(0.35)	18.54	14.80	1,919,874	0.51	1.35	2

SA American Funds Global Growth Portfolio Class 1
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28	0.64	1
12/31/18	13.13	0.09	(1.23)	(1.14)	(0.22)	(2.62)	(2.84)	9.15	(9.12)	115	0.27	0.68	5
12/31/19	9.15	0.14	3.07	3.21	(0.12)	(1.30)	(1.42)	10.94	35.27	246	0.29	1.34	1
12/31/20	10.94	0.05	3.25	3.30	(0.04)	(0.95)	(0.99)	13.25	30.48	558	0.29	0.41	1
12/31/21	13.25	0.06	2.08	2.14	(0.04)	(1.19)	(1.23)	14.16	16.38	2,464	0.28	0.43	4

SA American Funds Global Growth Portfolio Class 3
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53	0.33	1
12/31/18	13.09	0.05	(1.21)	(1.16)	(0.15)	(2.62)	(2.77)	9.16	(9.28)	353,422	0.53	0.35	5
12/31/19	9.16	0.09	3.09	3.18	(0.09)	(1.30)	(1.39)	10.95	34.93	390,653	0.54	0.79	1
12/31/20	10.95	0.01	3.25	3.26	(0.01)	(0.95)	(0.96)	13.25	30.09	421,535	0.54	0.05	1
12/31/21	13.25	0.01	2.10	2.11	(0.01)	(1.19)	(1.20)	14.16	16.11	471,259	0.53	0.06	4

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/17	12/18	12/19	12/20	12/21
SA American Funds Asset Allocation Class 1	0.60%	0.60%	0.60%	0.60%	0.60%
SA American Funds Asset Allocation Class 3	0.60	0.60	0.60	0.60	0.60
SA American Funds Global Growth Class 1	0.70	0.70	0.70	0.70	0.70
SA American Funds Global Growth Class 3	0.70	0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)(3)	Portfolio turnover

SA American Funds Growth Portfolio Class 1
12/31/17	$11.55	$0.06	$3.12	$3.18	$(0.07)	$(1.51)	$(1.58)	$13.15	28.24%	$132	0.28%	0.48%	1%
12/31/18	13.15	(0.32)	0.41	0.09	(0.19)	(3.82)	(4.01)	9.23	(0.40)	57	0.27	(2.25)	4
12/31/19	9.23	0.13	2.70	2.83	—	(0.05)	(0.05)	12.01	30.75	160	0.29	1.22	7
12/31/20	12.01	0.05	5.92	5.97	(0.14)	(1.53)	(1.67)	16.31	52.09	704	0.28	0.34	13
12/31/21	16.31	0.05	3.48	3.53	(0.03)	(0.71)	(0.74)	19.10	21.93	2,305	0.27	0.28	5

SA American Funds Growth Portfolio Class 3
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54	0.19	1
12/31/18	13.12	0.02	0.04	0.06	(0.12)	(3.82)	(3.94)	9.24	(0.55)	305,503	0.53	0.13	4
12/31/19	9.24	0.05	2.75	2.80	—	(0.05)	(0.05)	11.99	30.39	377,823	0.54	0.47	7
12/31/20	11.99	0.01	5.91	5.92	(0.11)	(1.53)	(1.64)	16.27	51.72	544,907	0.53	0.04	13
12/31/21	16.27	(0.00)	3.48	3.48	(0.00)	(0.71)	(0.71)	19.04	21.69	828,279	0.52	(0.02)	5

SA American Funds Growth-Income Portfolio Class 1
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29	1.38	2
12/31/18	12.99	0.06	(0.17)	(0.11)	(0.41)	(2.93)	(3.34)	9.54	(1.86)	47	0.28	0.45	4
12/31/19	9.54	0.21	2.28	2.49	—	(0.05)	(0.05)	11.98	26.17	159	0.31	2.06	4
12/31/20	11.98	0.18	1.27	1.45	(0.23)	(1.41)	(1.64)	11.79	13.47	567	0.29	1.60	9
12/31/21	11.79	0.17	2.63	2.80	(0.15)	(0.45)	(0.60)	13.99	24.08	1,982	0.29	1.30	7

SA American Funds Growth-Income Portfolio Class 3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54	1.06	2
12/31/18	12.95	0.14	(0.28)	(0.14)	(0.34)	(2.93)	(3.27)	9.54	(2.05)	245,183	0.53	1.07	4
12/31/19	9.54	0.15	2.30	2.45	—	(0.05)	(0.05)	11.94	25.75	285,659	0.55	1.37	4
12/31/20	11.94	0.12	1.30	1.42	(0.20)	(1.41)	(1.61)	11.75	13.25	325,404	0.54	1.09	9
12/31/21	11.75	0.11	2.64	2.75	(0.13)	(0.45)	(0.58)	13.92	23.68	425,777	0.53	0.88	7

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/17	12/18	12/19	12/20	12/21
SA American Funds Growth Class 1	0.60%	0.60%	0.60%	0.60%	0.60%
SA American Funds Growth Class 3	0.60	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 1	0.60	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 3	0.60	0.60	0.60	0.60	0.60

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)(3)	Portfolio turnover

SA American Funds VCP Managed Allocation Portfolio Class 1
12/31/17	$12.87	$0.07	$1.82	$1.89	$(0.11)	$(0.28)	$(0.39)	$14.37	14.78%	$123	0.27%	0.51%	2%
12/31/18	14.37	0.22	(0.92)	(0.70)	(0.28)	(0.71)	(0.99)	12.68	(4.89)	145	0.27	1.56	103
12/31/19	12.68	0.06	2.32	2.38	(0.07)	(0.18)	(0.25)	14.81	18.81	130	0.28	0.42	4
12/31/20	14.81	0.21	1.21	1.42	—	(0.04)	(0.04)	16.19	9.57	255	0.27	1.38	5
12/31/21	16.19	0.23	2.14	2.37	(0.25)	(0.92)	(1.17)	17.39	14.99	947	0.26	1.37	3

SA American Funds VCP Managed Allocation Portfolio Class 3
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52	0.26	2
12/31/18	14.33	0.19	(0.93)	(0.74)	(0.21)	(0.71)	(0.92)	12.67	(5.12)	1,659,358	0.52	1.32	103
12/31/19	12.67	0.01	2.33	2.34	(0.04)	(0.18)	(0.22)	14.79	18.48	1,982,324	0.53	0.11	4
12/31/20	14.79	0.21	1.17	1.38	—	(0.04)	(0.04)	16.13	9.32	2,113,978	0.52	1.39	5
12/31/21	16.13	0.15	2.17	2.32	(0.21)	(0.92)	(1.13)	17.32	14.73	2,319,091	0.51	0.85	3

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	12/17	12/18	12/19	12/20	12/21
SA American Funds VCP Managed Allocation Class 1	0.70%	0.70%	0.70%	0.70%	0.70%
SA American Funds VCP Managed Allocation Class 3	0.70	0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (five of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021 and the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 25, 2022

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

29

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2021 (unaudited)

At a meeting held on October 5, 2021, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and VCP Managed Asset Allocation Portfolio (collectively, the “Portfolios”) the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust; and

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio and manages the daily business affairs of the Trust, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance and other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

30

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2021 (unaudited) (continued)

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SunAmerica’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SunAmerica’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The performance information included annualized returns for the period since inception and the one-, three-, five-and ten-year periods, as applicable, ended June 30, 2021 from Broadridge and performance information as of June 30, 2021 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

The Boards considered that certain Portfolios pay advisory fees indirectly to Capital Research & Management Company (“Capital Research”) through their investment in the master funds. The Boards further considered the amount of such fees and the amount of the management fees paid to SunAmerica and determined that the amounts paid to SunAmerica by such Portfolios were reasonable in light of the services performed by SunAmerica.

•

SA American Funds® Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and above that index for the three-, five- and ten-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year periods and above the median for the ten-year period. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Global Growth Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board considered that both actual management fees and total expenses were at the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive 0.70% of its investment advisory fee.

31

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2021 (unaudited) (continued)

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed at or above the medians of its Performance Group for the five- and ten-year periods and below the median for the one- and three-year periods. The Board took into account management’s discussion of the Master Fund’s performance and noted the narrower range of underperformance respective to the medians.

•

SA American Funds® Growth-Income Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and above that index for the five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® Growth Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive 0.60% of its investment advisory fee.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board took into account management’s discussion of the Master Fund’s performance.

•

SA American Funds® VCP Managed Asset Allocation Portfolio (master-feeder fund advised by Capital Research/SunAmerica). The Board noted that actual management fees were below and total expenses were above the medians of its Expense Group. The Board further noted that SunAmerica has contractually agreed to waive 0.70% of its advisory fee and that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and above that index for the period since inception. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period and above the medians for the three- and five-year periods and the period since inception. The Board took into account management’s discussion of the Master Fund’s performance.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts

32

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2021 (unaudited) (continued)

issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SunAmerica as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

33

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Garrett F. Bouton Age: 77	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	80	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Tracey C. Doi Age: 60	Trustee	2021 – Present	Chief Financial Officer of Toyota Motor North America (2000-Present); Board Member, City National Bank (2016-Present); Board Member, National Asian American Chamber of Commerce (2012-Present); Board Governor, Japanese American National Museum (2005-Present); Board Member, 2020 Women on Boards (nonprofit leadershiporganization) (2017-Present); Board Member, National Association of Corporate Directors, North Texas(nonprofit leadership organization) (2020-Present); Board Member, Quest Diagnostics, Inc. (2021-Present).	80	None.

Jane Jelenko Age: 73	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting). (2003-Present).	80	Director, Countrywide Bank (banking) (2003-2008) and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-2018).

Gilbert T. Ray Age: 76	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	80

Director, Advanced Auto Parts, Inc. (retail - auto and home supply stores) (2002-2018); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2018); Director Dine Equity (services — restaurant) 2004-Present); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) 2010-2018).

Chuck H. Self III Age: 63	Trustee	2021 - Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014-Present); Chief Investment Officer of Sumnicht & Associates (2014-Present).	80	None.

Bruce G. Willison Age: 73	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	80

Director, GrandPoint Bank banking), (2011-Present); Director, Indy Mac Bancorp (banking) 2003-2008); Director, Move, Inc. internet real estate site) (2003- Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).

Interested Trustee

John T. Genoy (4) Age: 53	President and Trustee	2021 – Present	President, SAAMCo (since 2021); Chief Operating Officer, SAAMCo (2006-Present); Chief Financial Officer and Director , SAAMCo (2002-2021); Senior Vice President, SAAMCo (2004-2021).	80	None.

34

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorships Held by Officer(3)
Officers

Kathleen D. Fuentes Age: 52	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A

Christopher C. Joe Age: 52	Chief Compliance Officer and Vice President	2017-Present

Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).

				N/A	N/A

Gregory N. Bressler Age: 55	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age: 55	Treasurer	2014 – Present	Senior Vice President, SAAMCo (2014-Present); Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration, SAAMCo (2014-Present).	N/A	N/A

Shawn Parry Age: 49	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Assistant Vice President, SAAMCo (2005-2014)	N/A	N/A

Donna McManus Age: 60	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 50	Anti-Money Laundering Compliance Officer	2006 – Present	Vice President, SAAMCo (2011-Present); Acting Chief Compliance Officer, SAAMCo (2016-2017); Chief Compliance Officer, SAAMCo (2007-Present).	N/A	N/A

Salimah Shamji Age: 50	Vice President	2020 – Present	Vice President, SAAMCo (2008-Present).	N/A	N/A

Christopher J. Tafone Age: 46	Vice President and Assistant Secretary	2021 – Present (Vice President; (2016 – Present) (Assistant Secretary)	Vice President, SAAMCo (2016-Present); General Counsel, AIG Life & Retirement (2016-Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (61 portfolios), Seasons Series Trust (19 portfolios) and VALIC Company I (37 portfolios).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President and COO of SunAmerica.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

35

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2021.

During the year ended December 31, 2021 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains*	Qualifying% for the Dividends Received Deduction

SA American Funds Asset Allocation Portfolio Class 1	$0.38	$0.22	$—	$0.16	69.23%

SA American Funds Asset Allocation Portfolio Class 3	0.35	0.19	—	0.16	69.23

SA American Funds Global Growth Portfolio Class 1	1.23	0.04	—	1.19	100.00

SA American Funds Global Growth Portfolio Class 3	1.20	0.01	—	1.19	100.00

SA American Funds Growth Portfolio Class 1	0.74	0.03	—	0.71	100.00

SA American Funds Growth Portfolio Class 3	0.71	0.00	—	0.71	100.00

SA American Funds Growth-Income Portfolio Class 1	0.60	0.15	—	0.45	100.00

SA American Funds Growth-Income Portfolio Class 3	0.58	0.13	—	0.45	100.00

SA American Funds VCP Managed Allocation Portfolio Class 1	1.17	0.25	—	0.92	87.75

SA American Funds VCP Managed Allocation Portfolio Class 3	1.13	0.21	—	0.92	87.75

*	Short-term capital gains are treated as ordinary income for tax purposes

36

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2021.

The following graphs and tables show the performance of the Portfolios at the SunAmerica Series Trust Feeder Funds level and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indexes.

The SA American Funds portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

37

American Funds

SA American Funds Asset Allocation Portfolio — Class 3

SA American Funds Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/21
	Class 1*	Class 3*
1-year	15.12%	14.80%
5-year	11.68%	11.40%
10-year	N/A	11.00%
Since Inception	11.47%	7.70%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2

The Bloomberg U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

3	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Asset Allocation Portfolio — Class 3 (Feeder Fund), which is a mix of stocks and bonds, returned 14.80% for the twelve months ended December 31, 2021. The S&P 500® Index increased 28.71% over the same period, while the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The Blended Index (60% S&P 500 ® Index and 40% Bloomberg U.S. Aggregate Bond Index) increased 15.86%. The American Funds Insurance Series® Asset Allocation Fund — Class 1 (Master Fund), which is a mix of stocks and bonds, returned 15.40% for the annual period.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit. U.S. fixed income markets were mixed as investors digested higher inflation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 basis points and 4 basis points, respectively.

Investments in the financials sector were additive to returns. Positions in Broadcom and ASML, in the information technology sector, were top contributors to relative results with returns that outpaced the general market. On the downside, stock selection in the health care sector dragged on returns, while a smaller-than-index position in Alphabet detracted from relative returns. The fixed income investments were additive to relative returns due to sector positioning and security selection.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

American Funds

SA American Funds Global Growth Portfolio — Class 3

SA American Funds Global Growth Portfolio
Average Annual Total Returns as of 12/31/21
	Class 1*	Class 3*
1-year	16.38%	16.11%
5-year	19.68%	19.36%
10-year	N/A	15.33%
Since Inception	17.64%	10.43%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 25 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Global Growth Portfolio — Class 3 (Feeder Fund) returned 16.11% for the twelve months ended December 31, 2021, compared with a 18.54% return for the MSCI ACWI (net) Index. The American Funds Insurance Series® Global Growth Fund — Class 1 (Master Fund) returned 16.72% for the annual period.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection within the health care sector was the top driver of additive returns. Compared to the MSCI ACWI (net) Index, weightings in information technology sector firms ASML and Microsoft benefited the Master Fund and were among its top contributors to relative returns. The biggest drag on relative returns was PayPal, also in the information technology sector, where returns lagged the market for the year. On a geographic basis, stocks of companies domiciled in the Netherlands and Japan were among the top contributors to results, while stocks of companies based in Hong Kong and the United States were among the top detractors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

American Funds

SA American Funds Growth Portfolio — Class 3

SA American Funds Growth Portfolio
Average Annual Total Returns as of 12/31/21
	Class 1*	Class 3*
1-year	21.93%	21.69%
5-year	25.37%	25.11%
10-year	N/A	19.38%
Since Inception	24.59%	12.57%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth Portfolio — Class 3 (Feeder Fund) returned 21.69% for the twelve months ended December 31, 2021, compared with a 28.71% increase in the S&P 500® Index. The American Funds Insurance Series® Growth Fund — Class 1 (Master Fund) returned 22.30% for the annual period.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

The Master Fund’s top contributors in relative terms were the consumer discretionary and consumer staples sectors. Investments in Tesla and ASML, both of which outpaced the broader market, were additive to relative results. On the downside, an investment in RingCentral and a lower-than-benchmark position in Nvidia, which outpaced the market, detracted from relative returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

40

American Funds

SA American Funds Growth-Income Portfolio — Class 3

SA American Funds Growth-Income Portfolio
Average Annual Total Returns as of 12/31/21
	Class 1*	Class 3*
1-year	24.08%	23.68%
5-year	16.36%	16.06%
10-year	N/A	15.07%
Since Inception	16.25%	9.54%
*	Inception date for Class 1: 09/26/16; Class 3: 09/01/06.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds Growth-Income Portfolio — Class 3 (Feeder Fund) returned 23.68% for the 12 months ended December 31, 2021, while the S&P 500® Index increased 28.71% over the same period. The American Funds Insurance Series® Growth-Income Fund — Class 1 (Master Fund) returned 24.42% for annual period.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

The Master Fund’s investments in the energy and communication services sectors were additive to relative returns. Within individual stock selection, a higher-than-index position in information technology firm Broadcom was a top contributor, as the stock outpaced the broader market. On the downside, information technology and real estate sector investments were a drag on relative returns. An investment in media firm Comcast hindered results as its shares lagged the broader market over the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

41

American Funds

SA American Funds VCP Managed Allocation Portfolio — Class 3

SA American Funds VCP Managed Allocation Portfolio
Average Annual Total Returns as of 12/31/21
	Class 1*	Class 3*
1-year	14.99%	14.73%
5-year	10.32%	10.04%
10-year	N/A	N/A
Since Inception	10.12%	8.50%
*	Inception date for Class 1: 09/26/16; Class 3: 10/15/12.

1

The S&P 500® Managed Risk Index — Moderate is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA American Funds VCP Managed Allocation Portfolio — Class 3 (Feeder Fund) returned 14.73% for the twelve months ended December 31, 2021. The S&P 500® Managed Risk Index — Moderate Index increased 17.71% over the same period. The American Funds Insurance Series® Managed Risk Growth-Income Fund — Class P1 (Master Fund) returned 15.32% for the period.

The SA American Funds VCP Managed Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series® Managed Risk Growth-Income Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series® Growth-Income Fund and American Funds Insurance Series® The Bond Fund of America while seeking to manage Portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Master Fund’s results can be expected to lag those of the Master Fund’s underlying fund.

The underlying American Funds Insurance Series® Growth-Income Fund’s investments in the energy sector were the top contributor to relative returns. Investments in the communication services sector also were a top contributor due to their higher-than-benchmark position, while the information technology and real estate sectors detracted from results.

42

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

43

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

44

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.15 (2/22)

American Funds Insurance Series®

Annual report
for the year ended
December 31, 2021

CAPITAL GROUP® | AMERICAN FUNDS®

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

46	Global Growth Fund

50	Global Small Capitalization Fund

58	Growth Fund

65	International Fund

71	New World Fund®

84	Washington Mutual Investors FundSM

89	Capital World Growth and Income Fund®

98	Growth-Income Fund

104	International Growth and Income Fund

110	Capital Income Builder®

125	Asset Allocation Fund

155	Global Balanced Fund

169	The Bond Fund of America®

195	Capital World Bond Fund®

216	American High-Income Trust®

235	American Funds Mortgage Fund®

243	Ultra-Short Bond Fund

245	U.S. Government Securities Fund®

253	Managed Risk Growth Fund

255	Managed Risk International Fund

257	Managed Risk Washington Mutual Investors Fund

259	Managed Risk Growth-Income Fund

261	Managed Risk Asset Allocation Fund

263	Financial statements

Fellow investors:

Global stocks rallied for the third year in a row, rising 18.54% as measured by the MSCI ACWI (All Country World Index).1,2 Market optimism due to massive government stimulus measures and pent-up consumer demand was tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. Energy stocks generated the largest returns, rising more than 40% as oil prices rebounded from the pandemic lows of 2020. Information technology stocks also posted impressive gains, rising nearly 30%. All major sectors enjoyed positive returns but some traditionally defensive sectors, including utilities and consumer staples, trailed significantly behind the overall market gains.

U.S. equities surged as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020, with an increase of 26.67% recorded by the MSCI USA Index.1,3 Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit. Most U.S. fixed income markets were slightly down as investors digested higher inflation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%.

European stocks rallied for some of the same reasons, though not as strongly as the U.S. All sectors registered positive gains for the year, supported by pent-up consumer demand and a strong rebound in manufacturing activity. Overall, the MSCI Europe Index rose 16.30%.1,4 Elsewhere among developed markets, Japanese equities lagged developed markets, weighed down by supply chain disruptions and the economic impact of COVID-19. The MSCI Japan Index1,5 rose 1.71% in U.S. dollar terms, held back partly by the weaker yen. The Japanese currency, which declined 10% against the U.S. dollar, lost appeal amid rising yields in the U.S. and Europe.

Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector. Overall, the MSCI Emerging Markets Investable Market Index finished essentially flat for the year.1,6 In China, a government crackdown in the technology, education and online gaming sectors led to a sweeping selloff.

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

[1]	Source: MSCI.
[2]

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

[3]	The MSCI USA Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market. Results reflect dividends net of withholding taxes.
[4]

MSCI Europe Index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 10 developed equity markets in Europe. Results reflect dividends net of withholding taxes.

[5]	MSCI Japan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market results of Japan. Results reflect dividends net of withholding taxes.
[6]

MSCI Emerging Markets Investable Market Index (IMI) is a free float-adjusted market capitalization weighted index that is designed to measure results of the large-, mid-, and small-capitalization segments of more than 20 emerging equity markets. Results reflect dividends net of withholding taxes.

American Funds Insurance Series      1

Meanwhile, China’s economy decelerated amid a broad policy attempt to promote equality and stability, known as common prosperity.

Government bonds declined in the face of soaring inflation. U.S. Treasuries lost more than 2% while investment-grade corporates fell about 1%. Late in the year, central banks around the world started taking steps to tighten monetary policy, including the U.S. Federal Reserve, the European Central Bank and the Bank of England. Meanwhile, high-yield and inflation-protected bonds rallied. The Bloomberg U.S. Corporate Investment Grade Index7,8 lost 1.04% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index7,9 gained 5.26%. More broadly, the Bloomberg Global Aggregate Index7,10 was down 4.71%, while the Bloomberg U.S. Aggregate Index7,11 declined 1.54%. The J.P. Morgan Emerging Markets Bond Index – Global12 was down 1.51%.

In foreign exchange markets, a strong U.S. dollar continued to get stronger, particularly as the Fed indicated it might raise interest rates three times in 2022. For the year, the dollar posted significant gains against the euro, the yen and most other currencies.

Looking ahead

The future path for stocks remains difficult to anticipate, as always. Investors are counting on the economic recovery to continue, as vaccines and natural immunity reduce the impact of the coronavirus. Earnings growth will likely remain strong. Investors would also like to see a continuation of supportive fiscal and monetary policies from the government. This latter point has been thrown into question recently, as inflation experienced its largest 12-month increase in decades (nearly 7% as of November 30). In response, the Fed has said it will be as active as necessary to combat inflation that is not transitory, including by raising interest rates numerous times. A moderate rise in rates likely will be digested just fine, but if rates rise too much, we would expect to see a meaningful drop in valuation, particularly among high-multiple growth stocks that have done so well for a number of years now. Given our long investment horizon, we will continue to focus on finding those companies with the best fundamentals and the best risk versus return trade-offs, and remain confident that we will find plenty of attractive securities in this environment. If volatility rises in the coming year, we will remain committed to our process and look for opportunities.

Our time-tested process is based on extensive research, a long-term outlook and close attention to valuation, and has served investors well over time. As always, we thank you for your continued support of our efforts and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

February 14, 2022

[7]	Source: Bloomberg Index Services Ltd.
[8]

Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

[9]	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.
[10]	Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets.
[11]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[12]

JP Morgan Emerging Markets Bond Index – Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2      American Funds Insurance Series

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. This waiver will be in effect through at least May 1, 2022, for all funds except International Growth and Income Fund, which will be in effect through at least December 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursements will be in effect through at least May 1, 2022, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series      3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund advanced 16.72% for the 12 months ended December 31, 2021, compared with an 18.54% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection within the health care sector was the top driver of additive returns. Compared to the index, weightings in information technology sector firms ASML and Microsoft benefitted the fund and were among its top contributors to relative returns. The biggest drag on relative returns was PayPal, also in the information technology sector, where returns lagged the market for the year.

On a geographic basis, stocks of companies domiciled in the Netherlands and Japan were among the top contributors to results, while stocks of companies based in Hong Kong and the United States were among the top detractors.

The fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high quality products and services, and whose values are not yet fully reflected in their share prices.

4      American Funds Insurance Series

Global Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Gross expense ratio	Net expense ratio
Class 1	16.72%	20.00%	15.95%	11.24%	.55%	.42%
Class 1A	16.45	19.71	15.67	10.96	.80	.67
Class 2	16.42	19.70	15.66	10.96	.80	.67
Class 4	16.14	19.39	15.41	10.70	1.05	.92
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2022. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 6.98% for the 12 months ended December 31, 2021. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 16.10%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection in the utilities sector contributed the most to relative returns. An investment in health care sector firm GW Pharmaceuticals was among the fund’s top individual contributors over the period, as the stock widely outpaced the broader market. On the downside, health care company Haemonetics lagged the broader market and the fund’s holdings in its stock detracted from returns.

Investments in companies domiciled in India and Taiwan were overall additive to returns, while investments in those domiciled in China and the United States were detractors, overall.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit shareholders. The fund is supported by an unparalleled global research effort that carefully selects each holding based on careful analysis of companies and substantial interactions with their managements, suppliers and customers. As always, we maintain our commitment to investing for the long term.

6      American Funds Insurance Series

Global Small Capitalization Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio
Class 1	6.98%	15.74%	12.79%	10.37%	.74%	.65%
Class 1A	6.73	15.47	12.52	10.10	.99	.90
Class 2	6.74	15.45	12.51	10.10	.99	.90
Class 4	6.43	15.16	12.24	9.83	1.24	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2022. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 22.30% for the 12 months ended December 31, 2021, compared with a 28.71% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

The fund’s top contributors in relative terms were the consumer discretionary and consumer staples sectors. Investments in Tesla and ASML, both of which outpaced the broader market, were additive to relative results. On the downside, an investment in RingCentral and a lower-than-benchmark position in Nvidia, which outpaced the market, detracted from relative returns.

As both the pandemic and economic growth continue, portfolio managers and analysts are considering whether shortages of supplies and labor will continue to drive both prices and interest rates higher. For growth companies in this environment, the bigger the disconnect between sales and cash flow growth, the more vulnerable the securities. The fund’s managers and research team will continue to appraise this economic environment in search of attractive opportunities for capital appreciation.

8      American Funds Insurance Series

Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	22.30%	25.75%	20.01%	14.06%	.35%
Class 1A	21.97	25.45	19.72	13.78	.60
Class 2	21.97	25.43	19.71	13.78	.60
Class 3	22.07	25.52	19.80	13.86	.53
Class 4	21.69	25.12	19.44	13.50	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund declined 1.23% for the 12 months ended December 31, 2021. Its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), gained 7.82%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Regarding the fund, investments in the energy and utilities sectors boosted relative returns. Within individual securities, a higher-than-index position in ABN AMRO Bank was additive to returns as the stock outpaced the wider market. On the downside, some investments within the health care and financials sectors hindered relative returns. Among individual securities, Brazilian cloud technology platform StoneCo was a top detractor as its stock lagged the broader market.

Looking ahead, economic growth prospects are strong, particularly in developed markets, despite the continued rise in infection rates of COVID-19 led by the omicron variant. Fund managers note that while emerging markets were hit hard during the pandemic, the worst may be behind them, and economic recovery seems to be progressing well. Counter-balancing optimism for a global economic recovery is the potential for a further rise in inflation, which may dampen the real returns of financial assets. Given this backdrop, the portfolio managers have different views about how to position their portfolios, but as always, within the context of fundamental research behind each decision.

10      American Funds Insurance Series

International Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
Class 1	–1.23%	9.91%	8.40%	8.08%	.55%
Class 1A	–1.47	9.64	8.14	7.81	.80
Class 2	–1.49	9.63	8.13	7.81	.80
Class 3	–1.39	9.71	8.20	7.89	.73
Class 4	–1.71	9.37	7.88	7.55	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 5.16% for the 12 months ended December 31, 2021. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 18.54%. The MSCI Emerging Markets (EM) Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), declined by 2.54%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection within the materials sector was beneficial to the fund. Taiwan-based technology firm Silergy was a top contributor, with its stock sharply outpacing the broader market. On the downside, stock selection within the financials and information technology sectors were the largest detractors from relative returns. Among individual security selection, a position in Brazil-based payments firm PagSeguro was a top detractor.

The fund’s portfolio managers remain focused on companies that could benefit from broader secular trends in emerging markets. These include a mix of faster growing companies in digital-oriented industries and those companies with dominant market positions and pricing power.

12      American Funds Insurance Series

New World Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio
Class 1	5.16%	13.53%	8.94%	8.98%	.74%	.57%
Class 1A	4.90	13.25	8.67	8.71	.99	.82
Class 2	4.92	13.25	8.67	8.71	.99	.82
Class 4	4.63	12.96	8.41	8.44	1.24	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      13

Washington Mutual Investors FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Washington Mutual Investors Fund gained 28.12% for the 12 months ended December 31, 2021, compared to the 28.71% return of its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

Regarding the fund, the energy and health care sectors were top contributors to relative returns. Within individual securities, information technology firm Broadcom was additive to results, with a higher-than-index position and returns that outpaced the broader market. On the downside, investments within the materials sector dragged on results. Among individual securities, media company Comcast hindered fund returns as its stock lagged the broader market.

Looking ahead, the fund’s portfolio managers are keeping a close watch on monetary policy, the path of the pandemic, inflation, and the resulting implications for the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

14      American Funds Insurance Series

Washington Mutual Investors FundSM (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20213

	1 year	5 years	10 years	Lifetime (since July 5,2001)	Gross expense ratio	Net expense ratio
Class 1	28.12%	12.79%	14.04%	7.78%	.42%	.27%
Class 1A	27.70	12.51	13.76	7.51	.67	.52
Class 2	27.78	12.50	13.75	7.50	.67	.52
Class 4	27.51	12.22	13.53	7.27	.92	.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]

Source: Refinitiv Lipper. Results for the Lipper indexes do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      15

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Growth and Income Fund advanced 15.03% for the 12 months ended December 31, 2021, compared with an 18.54% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

The relative results of the information technology sector benefitted from security selection. Semiconductor and wireless company Broadcom was the top contributor to results, with results that outpaced the broader market. On the downside, some investments in the financials sector hindered returns. A smaller-than-index position in Apple, which had strong returns for the year, dragged on relative results.

On a geographical basis, stocks domiciled in Japan and France contributed the most to relative returns, while holdings in Brazil and India dragged.

Looking ahead, strong economic recovery in developed markets followed by emerging markets is likely to lead to earnings and dividend support for stocks. Many of the companies that held back dividends are either reinstating or increasing payouts given the strong earnings backdrop. Against this optimistic scenario, the market is grappling with the prospect of sharply higher inflation, which could dampen real returns of financial assets. The portfolio managers work closely with the economic research team to keep abreast of developments in inflation and other macro-economic factors. But as ever, each portfolio manager endeavors to build the portfolio based on the fundamentals of each company.

16      American Funds Insurance Series

Capital World Growth and Income Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio
Class 1	15.03%	13.55%	11.92%	8.11%	.63%	.42%
Class 1A	14.71	13.30	11.66	7.85	.88	.67
Class 2	14.78	13.27	11.63	7.84	.88	.67
Class 4	14.46	12.99	11.39	7.59	1.13	.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 24.42% for the 12 months ended December 31, 2021, compared with a 28.71% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

Regarding the fund, investments in the energy and communication services sectors were additive to the fund’s relative returns. Within individual stock selection, a higher-than-index position in information technology firm Broadcom was a top contributor, as the stock outpaced the broader market.

On the downside, information technology and real estate sector investments were a drag on relative returns. An investment in media firm Comcast hindered results as its shares lagged the broader market over the period.

Looking forward, the fund’s portfolio managers are monitoring several crosscurrents in the investing environment. A further reduction in COVID-19 restrictions would be positive for economic activity in 2022. On the other hand, higher inflation is causing the Fed to plan for interest rate hikes, which might bring additional volatility to equity markets. The fund’s portfolio managers and analysts will look for good investments that could generate superior long term returns for shareholders.

18      American Funds Insurance Series

Growth-Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	24.42%	16.68%	15.70%	11.84%	.29%
Class 1A	24.08	16.41	15.42	11.57	.54
Class 2	24.10	16.39	15.42	11.57	.54
Class 3	24.18	16.48	15.50	11.64	.47
Class 4	23.80	16.10	15.14	11.29	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund advanced 5.64% for the 12 months ended December 31, 2021, compared with a 7.82% increase in its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Regarding the fund, stock selection in the consumer discretionary and consumer staples sectors was additive to relative results. Among individual securities, financials firm ING Groep of the Netherlands was a top contributor, thanks to returns that outpaced the broader market. On the downside, stock selection in the industrials and health care sectors detracted from the fund’s relative returns. An investment in Shanghai International Airport, in the industrials sector, dragged on results.

The fund’s portfolio managers follow global economic and geopolitical uncertainties with an aim to preserve value in any potential market correction while preparing to take advantage of buying opportunities as they arise.

20      American Funds Insurance Series

International Growth and Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Gross expense ratio	Net expense ratio
Class 1	5.64%	9.02%	7.22%	8.80%	.75%	.53%
Class 1A	5.39	8.78	6.97	8.54	1.00	.78
Class 2	5.37	8.76	6.95	8.53	1.00	.78
Class 4	5.09	8.49	6.72	8.28	1.25	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least December 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, which invests in a mix of stocks and bonds, gained 15.31% for the 12 months ended December 31, 2021. During the same period, the index blend of 70%/30% MSCI ACWI (All Country World Index)/Bloomberg U.S. Aggregate Index1 gained 12.25%. The MSCI ACWI,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 18.54%. The Bloomberg U.S. Aggregate Index,3 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, declined 1.54%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, was up 16.79%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was at times tempered by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

U.S. fixed income markets were mixed as investors digested higher inflation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

In the equity portfolio, the top contributors in relative terms were the consumer discretionary and energy sectors. A higher-than-benchmark position in semiconductor and wireless company Broadcom was a top contributor to relative returns. On the downside, the utilities sector dragged on relative returns. Among the fund’s top individual detractors was its investment in health care firm Amgen, which lagged the broader market.

The fund’s fixed income portfolio added to relative returns, due primarily to duration, sector positioning and security selection.

The fund’s portfolio managers believe there will be ongoing progress toward a post-pandemic reality, despite the emergence of new variants, that will tend toward a normalization of monetary policies. Within this environment and the divergence in performance between the U.S. and global markets, the fund remains well positioned to use its geographic flexibility to pursue opportunities around the world. We believe the fund’s holdings should continue to benefit from the uptick in inflationary pressure, thanks to its exposure to energy and resource stocks. Against this backdrop, we remain loyal to the fund’s objective and optimistic about the dividend-paying companies with growing dividends we have selected for this portfolio through fundamental, bottom-up security selection.

22      American Funds Insurance Series

Capital Income Builder® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20215

	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio
Class 1	15.31%	8.53%	5.89%	.52%	.27%
Class 1A	14.95	8.25	5.62	.77	.52
Class 2	14.94	8.26	5.71	.77	.52
Class 4	14.68	7.97	5.36	1.02	.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹

Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[2]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[3]	Source: Bloomberg Index Services Ltd.
[4]

Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

[5]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 15.40% for the 12 months ended December 31, 2021. During the same period, the index blend of 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index1 gained 15.86%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was up 28.71%, while the Bloomberg U.S. Aggregate Index,3 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, declined by 1.54%.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

U.S. fixed income markets were mixed as investors digested higher inflation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Investments in the financials sector were additive to returns. Positions in Broadcom and ASML, in the information technology sector, were top contributors to relative results with returns that outpaced the general market. On the downside, stock selection in the health care sector dragged on returns, while a smaller-than-index position in Alphabet detracted from relative returns.

The fund’s fixed income investments were additive to relative returns due to sector positioning and security selection.

As ever, the portfolio managers are focused on finding outstanding long-term investment opportunities wherever they are. Perhaps more than ever before given the myriad challenges of the pandemic, Capital’s extensive and in-depth research capabilities help provide multi-faceted and high-quality perspectives on what we believe is happening at the company and industry level.

24      American Funds Insurance Series

Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20214

	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio
Class 1	15.40%	11.99%	11.60%	8.96%	.30%
Class 1A	15.13	11.73	11.33	8.69	.55
Class 2	15.10	11.71	11.33	8.69	.55
Class 3	15.22	11.79	11.41	8.77	.48
Class 4	14.84	11.43	11.10	8.43	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Data sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. The 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 11.05% for the 12 months ended December 31, 2021. During the same period, the index blend of 60%/40% MSCI ACWI (All Country World Index)/Bloomberg Global Aggregate Index1 gained 8.78%. The MSCI ACWI,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased 18.54%, while the Bloomberg Global Aggregate Index,3 a measure of global investment-grade bonds (rated BBB/Baa and above), declined 4.71%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was at times tempered by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Government bonds declined in the face of soaring inflation. U.S. Treasuries lost more than 2% while investment-grade corporates fell about 1%. Late in the year, central banks around the world started taking steps to tighten monetary policy, including the U.S. Federal Reserve, the European Central Bank and the Bank of England. Meanwhile, high-yield and inflation-protected bonds rallied.

In the fund’s equity portfolio, stock selection in the consumer discretionary sector was additive to relative results. Investments in information technology firms ASML and Broadcom were top contributors to results. On the downside, stock selection in the financials sector detracted from relative returns. An investment in Brazil-based payments company PagSeguro was a drag on results.

The fund’s fixed income investments detracted from relative returns overall, with currency hedging and duration positioning the primary factors. Within the fixed income portfolio, sector positioning and unhedged currency were additive to relative returns.

Global supply chain issues, the rising interest rate environment and the diminishing potential for further U.S. fiscal stimulus are among the issues fund managers are monitoring. In this environment, we continue to focus on global research and stock-by-stock, bottom-up fundamental analysis.

26      American Funds Insurance Series

Global Balanced Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20214

	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio
Class 1	11.05%	10.86%	8.44%	7.28%	.73%	.51%
Class 1A	10.83	10.64	8.19	7.04	.98	.76
Class 2	10.79	10.59	8.16	7.01	.98	.76
Class 4	10.46	10.31	8.02	6.85	1.23	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2022. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[2]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      27

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The Bond Fund of America declined 0.14% for the 12 months ended December 31, 2021. In comparison, the fund’s benchmark, the Bloomberg U.S. Aggregate Index,1 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, declined 1.54%.

Fixed income markets were mixed as investors confronted higher inflation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inflation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inflation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Over the period, the largest contributions to relative results came from sector selection followed by security selection and duration positioning. Within sector selection, positions in Treasury Inflation Protected Securities (TIPS) and a modest position in high yield bonds helped relative results. Duration and curve positioning within MBS were detractors over the period.

Portfolio managers have begun reducing risk by upgrading the credit quality and improving the liquidity of the portfolio. This will enable managers to take advantage of future volatility by purchasing bonds when prices look more attractive at that time. Yields have moved higher in anticipation of the Federal Reserve hiking interest rates in the face of high inflation. If yields continue to move higher beyond what managers believe is a reasonable expectation for Fed hikes, managers will likely increase the portfolios’ interest rate exposure.

Managers expect the U.S. economy to maintain momentum on the back of strong consumer spending and business investment, even amid elevated inflation and the prospect of the Fed raising interest rates early in 2022. Although the portfolio is currently positioned toward further economic growth, managers anticipate a high level of uncertainty and a rise in market volatility over the coming year. As such, careful, research-driven security selection will continue to be an important driver of future investment results.

28      American Funds Insurance Series

The Bond Fund of America® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio
Class 1	–0.14%	4.49%	3.52%	4.73%	.40%	.20%
Class 1A	–0.36	4.25	3.27	4.47	.65	.45
Class 2	–0.31	4.25	3.27	4.47	.65	.45
Class 4	–0.59	3.96	3.02	4.21	.90	.70

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      29

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Bond Fund declined 4.73% for the 12 months ended December 31, 2021. This is compared to the fund’s benchmark, the Bloomberg Global Aggregate Index,1 which measures global investment-grade bonds (rated BBB/Baa and above) and was down 4.71%.

Government bonds declined in the face of soaring inflation. U.S. Treasuries lost more than 2% while investment-grade corporates fell about 1%. Late in the year, central banks around the world started taking steps to tighten monetary policy, including the U.S. Federal Reserve, the European Central Bank and the Bank of England. Meanwhile, high-yield and inflation-protected bonds rallied.

Sector and security selection contributed positively to the fund’s relative returns over the period. Government bonds from Japan and France were among the top individual contributors to returns, while a holding in Danish mortgage-backed securities was a top detractor.

As growth in the U.S. moderates, the fund’s portfolio managers will seek to identify long-term investments around the world such as in emerging markets where sovereign, corporate and high-yield debt may present opportunities. Given the fund’s core objective is to provide a high-level of total return over the long term, the fund’s portfolio managers will maintain a cautious approach to investing in different sectors of the bond market, such as high-yield debt.

30      American Funds Insurance Series

Capital World Bond Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20213

	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio	Net expense ratio
Class 1	–4.73%	3.74%	2.32%	3.85%	.60%	.50%
Class 1A	–4.88	3.53	2.09	3.61	.85	.75
Class 2[4]	–4.92	3.49	2.07	3.60	.85	.75
Class 4	–5.18	3.24	1.85	3.37	1.10	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]

Source: Refinitiv Lipper. Results for the Lipper indexes do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

[3]	Periods greater than one year are annualized.
[4]

Capital World Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      31

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American High-Income Trust gained 8.74% for the 12 months ended December 31, 2021. In comparison, the fund’s benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures fixed-rate non-investment-grade bonds (rated BB/Ba and below) and limits the exposure of an issuer to 2%, gained 5.26%.

Fixed income markets were mixed as investors confronted higher inflation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inflation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inflation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Regarding the fund, security selection contributed positively to relative returns over the period. In particular, security selection within the energy and consumer sectors were additive to results. Conversely, investments within electric utilities detracted from relative returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market and that fiscal and monetary support prompted by the pandemic — combined with synchronous global growth as economies gradually reopen — will help mitigate adverse impacts of the pandemic. We continue to monitor these themes and believe that high-yield bonds will be supported by stronger economic growth and low real interest rates.

32      American Funds Insurance Series

American High-Income Trust® (continued)

How a hypothethical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20213

	1 year	5 years	10 years	Lifetime (since February 8,1984)	Gross expense ratio	Net expense ratio
Class 1	8.74%	6.86%	6.49%	8.66%	.52%	.30%
Class 1A	8.42	6.62	6.23	8.39	.77	.55
Class 2	8.42	6.58	6.23	8.38	.77	.55
Class 3	8.60	6.67	6.30	8.46	.70	.48
Class 4	8.18	6.32	6.01	8.13	1.02	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]

Source: Refinitiv Lipper. Results for the Lipper averages do not reflect sales charges. Lipper averages track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      33

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Mortgage Fund declined 0.32% for the 12 months ended December 31, 2021, while the Bloomberg U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, declined 1.04% .

Fixed income markets were mixed as investors confronted higher inflation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inflation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inflation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Duration positioning and sector selection contributed to the fund’s relative returns over the period. In particular, the fund benefited from a lower duration than the benchmark, which more than offset losses due to the fund’s relative curve position. In addition, the fund benefitted from a lower-than-benchmark weighting in mortgages and U.S. Treasury Inflation Protected Securities (TIPS).

The portfolio managers remain focused on meeting the fund’s core objectives of providing current income and protecting capital. A series of rate hikes are expected to start in early 2022, as the Fed will want to restrain the inflationary dynamics currently building in the economy. In addition, the Fed will complete its quantitative easing purchase program in 2022 and will likely soon begin shrinking its balance sheet by allowing some of its mortgages and Treasuries to mature without replacement via reinvestment. The fund is positioned conservatively as the combination of rate hikes and a shrinking Fed balance sheet may be very disruptive to markets. More attractive valuations for mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

34      American Funds Insurance Series

American Funds Mortgage Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio
Class 1	–0.32%	2.76%	2.50%	2.79%	.49%	.26%
Class 1A	–0.47	2.53	2.25	2.54	.74	.51
Class 2	–0.57	2.51	2.25	2.54	.74	.51
Class 4	–0.78	2.25	2.04	2.33	.99	.76

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund declined 0.35% for the 12 months ended December 31, 2021, compared with a 0.10% rise in the Bloomberg Short-Term Government/Corporate Index,1 which consists of investment-grade (rated BBB/Baa and above), fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a focus on capital preservation and liquidity, the fund continues to be managed in a relatively conservative manner compared to the above-described index.

As a consequence of the conservative orientation of the fund, it typically invests in both shorter duration and higher quality securities relative to the index. Against the backdrop of the low interest rate environment that persisted throughout 2021, particularly in the front end of the U.S. government yield curve, the fund’s relatively shorter duration and higher quality investments, compared with the index, impacted its relative results.

Short-term interest rates are near zero and have been since the Federal Reserve cut rates in March 2020. The current low interest rate environment may persist, as uncertainty regarding the coronavirus continues even with positive news on the vaccine front.

36      American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Net expense ratio
Class 1	–0.35%	0.82%	0.33%	3.21%	.37%
Class 1A	–0.27	0.84	0.21	2.99	.62
Class 2	–0.55	0.58	0.08	2.96	.62
Class 3	–0.45	0.67	0.15	3.03	.55
Class 4	–0.72	0.34	–0.09	2.72	.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

Commercial paper	68.9%
U.S. Treasury bills	17.7
Federal agency bills & notes	11.3
Other assets less liabilities	2.1

Total	100.0%

American Funds Insurance Series      37

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government Securities Fund declined 0.44% for the 12 months ended December 31, 2021, while the Bloomberg U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, was down 1.77%.

Fixed income markets were mixed as investors confronted higher inflation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inflation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inflation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Duration positioning and sector selection contributed to the fund’s relative returns over the period. In particular, the fund benefited from a lower duration than the benchmark which more than offset losses due to the fund’s curve position. In addition, the fund benefitted from its position in U.S. Treasury Inflation Protected Securities (TIPS) and a lower-than-benchmark weighting in mortgages.

A series of rate hikes are expected to start in early 2022, as the Fed will want to restrain the inflationary dynamics currently building in the economy. In addition, the Fed will complete its quantitative easing purchase program in 2022 and will likely soon begin shrinking its balance sheet by allowing some of its mortgages and Treasuries to mature without replacement via reinvestment. The fund is positioned conservatively as the combination of rate hikes and a shrinking Fed balance sheet may be very disruptive to markets. More attractive valuations for Treasury and mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

38      American Funds Insurance Series

U.S. Government Securities Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio
Class 1	–0.44%	3.55%	2.55%	5.65%	.40%	.22%
Class 1A	–0.65	3.32	2.31	5.39	.65	.47
Class 2	–0.62	3.30	2.29	5.39	.65	.47
Class 3	–0.62	3.37	2.37	5.46	.58	.40
Class 4	–0.88	3.04	2.08	5.14	.90	.72

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series      39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 13.08% for the 12 months ended December 31, 2021. S&P 500 Managed Risk Index — Moderate Aggressive1 was up 20.66%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in consumer discretionary and consumer staples sectors were top contributors to relative returns, while stock selection in the information technology and communication services sectors detracted. The return of the underlying The Bond Fund of America detracted from relative returns.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20213

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	13.08%	18.19%	12.70%	.74%	.69%
Class P2	12.89	17.90	12.38	.99	.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40      American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 3.92% for the 12 months ended December 31, 2021, compared to the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,1 which rose 8.67%. The MSCI ACWI (All Country World Index) ex USA,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), increased 7.82%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the energy sector were the top contributor to relative returns. Stock selection in the financials and health care sectors detracted from relative results, as did the return of the underlying The Bond Fund of America.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20213

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	–3.92%	6.31%	2.91%	.95%	.87%
Class P2	–4.13	5.95	2.55	1.20	1.12

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      41

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 17.46% for the 12 months ended December 31, 2021. S&P 500 Managed Risk Index – Moderate1 gained 17.71%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%

The fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Washington Mutual Investors Fund’s investments in the energy sector were the top contributor to relative returns due to their higher-than-index position. Investments in the health care sector were also additive, while stock selection in the materials sector detracted.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20213

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	17.46%	7.37%	7.27%	.73%	.68%
Class P2	17.11	7.01	6.91	.98	.93

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42      American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 15.32% for the 12 months ended December 31, 2021, compared to the S&P 500 Managed Risk Index – Moderate,1 which rose 17.71%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in the energy sector were the top contributor to relative returns. Investments in the communication services sector also were a top contributor due to their higher-than-benchmark position, while the information technology and real estate sectors detracted from results.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20213

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	15.32%	12.35%	9.78%	.68%	.63%
Class P2	15.05%	12.08%	9.47%	.93	.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 12.82% for the 12 months ended December 31, 2021. S&P 500 Managed Risk Index – Moderate Conservative1 was up 15.01%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the financials sector were additive to relative returns due to their higher-than-benchmark position and stock selection, while stock selection in the health care and information technology sectors detracted. On a country level, the fund’s investments in the Netherlands were additive to relative returns.

44      American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment For periods ended December 31, 20214

	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio
Class P1	12.82%	9.21%	8.30%	.70%	.65%
Class P2	12.50	8.94	8.04	.95	.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series      45

Global Growth Fund

Investment portfolio December 31, 2021

Common stocks 92.85%

	Shares	Value (000)

Information technology 31.97%

ASML Holding NV	548,945	$441,669
ASML Holding NV (New York registered) (ADR)	280,900	223,636
Microsoft Corp.	1,862,700	626,462
Taiwan Semiconductor Manufacturing Company, Ltd.	23,830,000	529,709
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,843
Adyen NV1	61,300	161,320
PayPal Holdings, Inc.[1]	846,600	159,652
Broadcom, Inc.	154,665	102,916
Applied Materials, Inc.	520,137	81,849
Adobe, Inc.[1]	135,000	76,553
MongoDB, Inc., Class A1	139,000	73,580
Amphenol Corp., Class A	747,000	65,333
EPAM Systems, Inc.[1]	97,100	64,906
Samsung Electronics Co., Ltd.	785,100	51,713
Fiserv, Inc.[1]	465,403	48,304
Hexagon AB, Class B	2,920,500	46,428
Keyence Corp.	71,000	44,613
Zendesk, Inc.[1]	419,500	43,750
Advanced Micro Devices, Inc.[1]	272,800	39,256
PagSeguro Digital, Ltd., Class A1	1,094,000	28,685
Mastercard, Inc., Class A	62,500	22,457
NVIDIA Corp.	67,000	19,705
Shopify, Inc., Class A, subordinate voting shares[1]	14,000	19,283
DocuSign, Inc.[1]	106,750	16,259
Visa, Inc., Class A	70,197	15,212
Network International Holdings PLC[1]	3,731,800	14,760
Amadeus IT Group SA, Class A, non-registered shares[1]	177,201	12,032
Sinch AB1	894,000	11,387
Worldline SA, non-registered shares[1]	146,850	8,194

		3,066,466

Consumer discretionary 18.19%

Amazon.com, Inc.[1]	131,000	436,799
Chipotle Mexican Grill, Inc.[1]	139,400	243,706
LVMH Moët Hennessy-Louis Vuitton SE	158,900	131,520
Floor & Decor Holdings, Inc., Class A1	914,698	118,920
Domino’s Pizza, Inc.	196,700	111,004
NIKE, Inc., Class B	400,000	66,668
Prosus NV, Class N	760,993	63,706
Booking Holdings, Inc.[1]	24,600	59,021
Renault SA1	1,688,781	58,728
D’Ieteren Group[1]	226,000	44,153
Compagnie Financière Richemont SA, Class A	291,500	43,811
Home Depot, Inc.	92,275	38,295
Domino’s Pizza Enterprises, Ltd.	430,000	36,925
Xpeng, Inc., Class A (ADR)[1]	671,711	33,807
Coupang, Inc., Class A1	1,106,454	32,508
MercadoLibre, Inc.[1]	21,200	28,586
IDP Education, Ltd.	1,028,700	25,933
Melco Resorts & Entertainment, Ltd. (ADR)[1]	2,127,000	21,653
Stellantis NV	1,096,000	20,811
EssilorLuxottica	94,200	20,081
Evolution AB	140,000	19,927
YUM! Brands, Inc.	120,000	16,663
Moncler SpA	217,370	15,843
Entain PLC[1]	665,250	15,155
MGM China Holdings, Ltd.[1]	19,792,000	12,006
Wynn Macau, Ltd.[1,2]	14,070,000	11,494
Arrival Group[1,2]	1,253,000	9,297
Farfetch, Ltd., Class A1	223,000	7,455

		1,744,475

46      American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care 12.78%

DexCom, Inc.[1]	253,000	$135,848
UnitedHealth Group, Inc.	259,600	130,356
Mettler-Toledo International, Inc.[1]	65,000	110,319
Pfizer, Inc.	1,479,000	87,335
AstraZeneca PLC	646,300	75,915
Cigna Corp.	330,319	75,851
Regeneron Pharmaceuticals, Inc.[1]	95,036	60,017
Tandem Diabetes Care, Inc.[1]	379,084	57,060
Fisher & Paykel Healthcare Corp., Ltd.	2,188,000	49,093
Merck & Co., Inc.	620,000	47,517
CVS Health Corp.	371,000	38,272
Danaher Corp.	97,700	32,144
Silk Road Medical, Inc.[1]	702,000	29,912
Zoetis, Inc., Class A	116,300	28,381
NovoCure, Ltd.[1]	340,000	25,527
Eli Lilly and Company	87,100	24,059
Catalent, Inc.[1]	175,900	22,520
Dechra Pharmaceuticals PLC	283,000	20,398
Humana, Inc.	43,000	19,946
Bayer AG	363,860	19,470
Virbac SA1	37,800	18,269
Genus PLC	270,000	18,046
Coloplast A/S, Class B	93,950	16,555
Bachem Holding AG, Class B	20,300	15,951
Olympus Corp.	665,800	15,335
Novartis AG	165,600	14,590
Sanofi	135,000	13,615
Vertex Pharmaceuticals, Inc.[1]	49,500	10,870
Rede D’Or Sao Luiz SA	1,073,663	8,641
Organon & Co.	62,000	1,888
Viatris, Inc.	110,678	1,497
Zai Lab, Ltd. (ADR)[1]	9,000	566

		1,225,763

Financials 8.56%

Tradeweb Markets, Inc., Class A	1,685,360	168,772
AIA Group, Ltd.	10,109,600	101,906
Kotak Mahindra Bank, Ltd.	2,915,200	70,437
JPMorgan Chase & Co.	426,800	67,584
Allfunds Group PLC[1]	2,890,300	56,914
AXA SA	1,692,893	50,468
Société Générale	1,011,450	34,782
Prudential PLC	1,773,082	30,587
Citigroup, Inc.	497,600	30,050
Moscow Exchange MICEX-RTS PJSC	12,640,000	25,786
Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	23,432
BlackRock, Inc.	23,900	21,882
HDFC Life Insurance Company, Ltd.	2,289,515	20,006
QBE Insurance Group, Ltd.	2,013,000	16,623
Aon PLC, Class A	55,000	16,531
Bank of America Corp.	355,100	15,798
CME Group, Inc., Class A	69,087	15,784
FinecoBank SpA	893,000	15,692
Banco Santander, SA	4,347,024	14,553
Macquarie Group, Ltd.	95,800	14,316
Lufax Holding, Ltd. (ADR)[1]	966,000	5,439
Jackson Financial, Inc., Class A2	44,327	1,854
DBS Group Holdings, Ltd.	57,700	1,398

		820,594

American Funds Insurance Series      47

Global Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Communication services 7.95%

Alphabet, Inc., Class A1	95,500	$276,667
Alphabet, Inc., Class C1	63,852	184,762
Meta Platforms, Inc., Class A1	680,130	228,762
Sea, Ltd., Class A (ADR)[1]	153,951	34,440
Tencent Holdings, Ltd.	314,000	18,395
Altice USA, Inc., Class A1	751,200	12,154
Bumble, Inc., Class A1	217,500	7,365

		762,545

Consumer staples 6.12%

Kweichow Moutai Co., Ltd., Class A	340,909	109,654
British American Tobacco PLC	2,585,800	95,673
Philip Morris International, Inc.	919,500	87,352
Ocado Group PLC[1]	2,881,000	65,435
Keurig Dr Pepper, Inc.	1,624,000	59,861
Altria Group, Inc.	1,248,500	59,166
Nestlé SA	335,100	46,867
Costco Wholesale Corp.	39,170	22,237
Associated British Foods PLC	789,876	21,468
Monster Beverage Corp.[1]	204,000	19,592

		587,305

Industrials 3.33%

DSV A/S	201,000	47,003
NIBE Industrier AB, Class B	2,740,000	41,466
Airbus SE, non-registered shares[1]	288,300	36,880
Alliance Global Group, Inc.	156,400,700	36,192
MTU Aero Engines AG	167,000	34,109
GT Capital Holdings, Inc.	2,454,611	25,994
Carrier Global Corp.	370,900	20,117
Safran SA	164,000	20,102
Nidec Corp.	143,000	16,807
SMC Corp.	22,500	15,177
General Electric Co.	157,500	14,879
Boeing Company[1]	51,300	10,328

		319,054

Materials 2.12%

Sherwin-Williams Company	456,200	160,655
Koninklijke DSM NV	98,100	22,114
Shin-Etsu Chemical Co., Ltd.	119,500	20,694

		203,463

Energy 1.38%

Reliance Industries, Ltd.	1,601,273	51,013
Gazprom PJSC (ADR)	4,173,000	38,558
LUKOIL Oil Co. PJSC (ADR)	246,300	22,044
BP PLC	4,635,000	20,735

		132,350

Real estate 0.45%

Goodman Logistics (HK), Ltd. REIT	1,206,000	23,252
Country Garden Services Holdings Co., Ltd.	3,236,700	19,385

		42,637

Total common stocks (cost: $4,332,233,000)		8,904,652

Preferred securities 3.26%

Health care 2.55%

Sartorius AG, nonvoting non-registered preferred shares	360,500	244,287

48      American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities (continued)

	Shares	Value (000)

Information technology 0.71%

Samsung Electronics Co., Ltd., nonvoting preferred shares	1,146,000	$68,640

Total preferred securities (cost: $62,820,000)		312,927

Short-term securities 3.97%

Money market investments 3.93%

Capital Group Central Cash Fund 0.09%[3,4]	3,766,759	376,714

Money market investments purchased with collateral from securities on loan 0.04%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[3,5]	1,917,175	1,918
Capital Group Central Cash Fund 0.09%[3,4,5]	18,078	1,808
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	129,139	129

		3,855

Total short-term securities (cost: $380,523,000)		380,569

Total investment securities 100.08% (cost: $4,775,576,000)		9,598,148
Other assets less liabilities (0.08)%		(7,568)

Net assets 100.00%		$9,590,580

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 3.95% Money market investments 3.93% Capital Group Central Cash Fund 0.09%[3]	$125,696	$1,410,174		$1,159,165	$(19)	$28	$376,714	$229
Money market investments purchased with collateral from securities on loan 0.02% Capital Group Central Cash Fund 0.09%[3,5]	—	1,808	[6]				1,808	—	[7]

Total short-term securities							378,522

Total 3.95%					$(19)	$28	$378,522	$229

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $4,822,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2021.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series      49

Global Small Capitalization Fund

Investment portfolio December 31, 2021

Common stocks 88.86%

	Shares	Value (000)

Information technology 24.38%

Wolfspeed, Inc.[1]	1,031,556	$115,297
Ceridian HCM Holding, Inc.[1]	629,935	65,803
eMemory Technology, Inc.	750,080	59,373
PAR Technology Corp.[1,2]	952,404	50,259
Tanla Platforms, Ltd.	1,477,291	37,426
AvidXchange Holdings, Inc.[1,3,4]	1,971,456	27,612
AvidXchange Holdings, Inc.[1]	590,695	8,896
Net One Systems Co., Ltd.	1,245,156	33,556
Silergy Corp.	183,240	33,281
Nordic Semiconductor ASA[1]	929,291	31,404
Qorvo, Inc.[1]	181,818	28,435
BE Semiconductor Industries NV	315,433	26,941
SUMCO Corp.	1,299,500	26,537
Smartsheet, Inc., Class A1	337,600	26,147
Kingdee International Software Group Co., Ltd.[1]	7,717,074	23,752
Gitlab, Inc., Class B1,3,4	297,916	23,586
ON Semiconductor Corp.[1]	320,000	21,734
Olo, Inc., Class A1,2	1,020,670	21,240
Appfolio, Inc., Class A1	169,421	20,510
ALTEN SA, non-registered shares	113,108	20,411
MACOM Technology Solutions Holdings, Inc.[1]	260,000	20,358
Globant SA1	64,640	20,303
Rapid7, Inc.[1]	171,050	20,131
Silicon Laboratories, Inc.[1]	95,000	19,610
SHIFT, Inc.[1]	93,300	19,353
Avalara, Inc.[1]	149,119	19,253
Pegasystems, Inc.	169,591	18,964
Euronet Worldwide, Inc.[1]	125,000	14,896
Aspen Technology, Inc.[1]	93,100	14,170
Keywords Studios PLC	342,640	13,644
SINBON Electronics Co., Ltd.	1,271,000	13,047
Asana, Inc., Class A1	174,770	13,029
SimCorp AS	116,662	12,766
Expensify, Inc., Class A1,2	288,328	12,686
MongoDB, Inc., Class A1	23,300	12,334
Extreme Networks, Inc.[1]	756,678	11,880
INFICON Holding AG	7,397	10,862
GlobalWafers Co., Ltd.	311,000	9,982
OVH Groupe SAS[1]	343,236	9,926
Network International Holdings PLC[1]	2,494,284	9,865
Cognex Corp.	116,600	9,067
Truecaller AB, Class B1,2	677,076	8,527
Unimicron Technology Corp.	1,016,007	8,483
Bentley Systems, Inc., Class B	173,643	8,392
Digital Turbine, Inc.[1]	136,600	8,331
Anaplan, Inc.[1]	163,300	7,487
Hennge KK1,2	424,400	7,150
Megaport, Ltd.[1]	500,000	6,752
Okta, Inc., Class A1	25,463	5,708
Linklogis, Inc., Class B1	5,923,115	5,545
JFrog, Ltd.[1]	157,869	4,689
CCC Intelligent Solutions Holdings, Inc.[1]	404,700	4,610
Appier Group, Inc.[1]	385,200	4,464
Semtech Corp.[1]	50,000	4,446
Softcat PLC	152,430	3,722
OneConnect Financial Technology Co., Ltd. (ADR)[1,2]	1,479,104	3,653
BigCommerce Holdings, Inc., Series 1[1]	90,000	3,183
Alkami Technology, Inc.[1]	156,207	3,134
Bechtle AG, non-registered shares	40,587	2,908

50      American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Information technology (continued)

Cvent Holding Corp.[1,3,4]	344,800	$2,676
Copperleaf Technologies, Inc.[1]	119,300	2,249
Yotpo, Ltd.[1,3,4,5,6]	678,736	1,493

		1,115,928

Consumer discretionary 15.82%

Mattel, Inc.[1]	2,100,069	45,277
Wyndham Hotels & Resorts, Inc.	486,436	43,609
Lands’ End, Inc.[1,7]	2,100,000	41,223
Helen of Troy, Ltd.[1]	150,870	36,883
Five Below, Inc.[1]	171,700	35,523
Thor Industries, Inc.	329,500	34,192
Entain PLC[1]	1,462,650	33,320
Tube Investments of India, Ltd.	1,401,287	33,079
YETI Holdings, Inc.[1]	332,225	27,518
Evolution AB	182,215	25,936
Everi Holdings, Inc.[1]	1,173,482	25,054
Frontdoor, Inc.[1]	677,310	24,823
Skechers USA, Inc., Class A1	550,000	23,870
Warby Parker, Inc., Class A1,2	450,660	20,983
Inchcape PLC	1,638,100	20,166
Coursera, Inc.[1]	817,039	19,968
Tongcheng Travel Holdings, Ltd.[1]	10,084,800	18,676
Asbury Automotive Group, Inc.[1]	97,426	16,828
SSP Group PLC[1]	4,933,458	16,033
Scientific Games Corp.[1]	223,732	14,952
Kindred Group PLC (SDR)	1,232,811	14,694
Basic-Fit NV1	272,186	13,015
Golden Entertainment, Inc.[1]	256,800	12,976
Leslie’s, Inc.[1]	532,464	12,598
Musti Group OYJ	354,300	12,488
Melco International Development, Ltd.[1]	7,826,000	9,545
DESCENTE, Ltd.[1]	258,825	9,529
Cairn Homes PLC	6,502,137	8,379
TopBuild Corp.[1]	27,200	7,505
Zhongsheng Group Holdings, Ltd.	938,500	7,318
Elior Group SA1	882,500	6,395
Thule Group AB	102,200	6,198
Compagnie Plastic Omnium SA	229,500	5,973
Americanas SA, ordinary nominative shares[1]	1,010,093	5,727
WH Smith PLC[1]	242,500	4,858
Shoei Co., Ltd.	123,100	4,848
Desenio Group AB1	1,506,833	4,045
SiteMinder, Ltd.[1]	814,665	4,007
IDP Education, Ltd.	150,966	3,806
Arco Platform, Ltd., Class A1	158,600	3,313
Chervon Holdings, Ltd.[1]	398,300	2,958
Countryside Properties PLC[1]	405,700	2,471
Cazoo Group, Ltd., Class A1	353,161	2,130
Leifheit AG, non-registered shares	23,553	987
China Zenix Auto International, Ltd. (ADR)[1]	372,108	353

		724,029

Industrials 15.62%

Visional, Inc.[1]	562,700	47,499
International Container Terminal Services, Inc.	12,028,590	47,178
IMCD NV	198,635	44,031
Nihon M&A Center Holdings, Inc.	1,763,584	43,250
Instalco AB	730,713	35,128
Stericycle, Inc.[1]	571,050	34,057
Interpump Group SpA	447,000	32,799
Boyd Group Services, Inc.	205,355	32,407

American Funds Insurance Series      51

Global Small Capitalization Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Industrials (continued)

Fasadgruppen Group AB	1,566,704	$29,544
Alfen NV1	212,868	21,387
Montrose Environmental Group, Inc.[1]	299,800	21,139
Japan Elevator Service Holdings Co., Ltd.	905,800	16,914
Vicor Corp., Class A1	131,328	16,676
Wizz Air Holdings PLC[1]	273,883	15,526
Cleanaway Waste Management, Ltd.	6,655,970	15,157
Melrose Industries PLC	6,512,400	14,095
DL E&C Co., Ltd.[1]	127,068	12,720
Centre Testing International Group Co., Ltd.	2,985,669	12,588
ITM Power PLC[1,2]	2,322,000	12,383
VAT Group AG	23,611	11,774
AirTAC International Group[1]	319,062	11,763
Woodward, Inc.	105,000	11,493
Guangzhou Baiyun International Airport Co., Ltd., Class A	5,998,639	11,351
Cargotec OYJ, Class B, non-registered shares	218,700	10,916
Japan Airport Terminal Co., Ltd.	255,000	10,641
Nolato AB, Class B	828,200	9,889
Marel hf.	1,331,932	8,979
Addtech AB, Class B	353,050	8,439
easyJet PLC[1]	1,114,505	8,388
Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A (ADR)[1]	460,200	8,270
Kajaria Ceramics, Ltd.	450,000	7,809
Carel Industries SpA	252,900	7,659
Diploma PLC	161,300	7,366
Atlas Corp.[2]	500,000	7,090
Cummins India, Ltd.	550,000	6,968
BELIMO Holding AG	10,460	6,658
Shoals Technologies Group, Inc., Class A1	257,514	6,258
ACV Auctions, Inc., Class A1	296,112	5,579
SK, Inc.	25,876	5,464
LIXIL Corp.	196,500	5,236
SIS, Ltd.[1]	762,310	4,717
Sitowise Group PLC[1]	512,300	4,695
Sulzer AG1	40,042	3,948
Granite Construction, Inc.	96,892	3,750
Froy ASA[1,2]	631,400	3,728
Howden Joinery Group PLC	292,536	3,568
The AZEK Co., Inc., Class A1	54,400	2,516
IAA, Inc.[1]	43,321	2,193
KEI Industries, Ltd.[1]	135,603	2,131
Matson, Inc.	8,674	781
Rumo SA1	160,620	512

		715,007

Health care 13.50%

Insulet Corp.[1]	435,159	115,783
CanSino Biologics, Inc., Class H1,2	1,984,600	45,864
Health Catalyst, Inc.[1,2]	911,700	36,122
Integra LifeSciences Holdings Corp.[1]	498,900	33,421
Max Healthcare Institute, Ltd.[1]	4,772,559	28,435
Globus Medical, Inc., Class A1	392,969	28,372
Notre Dame Intermédica Participações SA	2,355,635	25,523
AddLife AB, Class B	541,819	22,869
Ocumension Therapeutics[1,2]	9,650,966	21,660
CONMED Corp.	149,609	21,209
Medmix AG1	350,942	17,393
Mani, Inc.	1,166,831	16,179
iRhythm Technologies, Inc.[1]	137,000	16,123
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	15,019
Amplifon SpA	273,286	14,763

52      American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care (continued)

CompuGroup Medical SE & Co. KGaA	179,545	$14,544
ICON PLC[1]	46,061	14,265
Guardant Health, Inc.[1]	119,227	11,925
Nevro Corp.[1]	132,603	10,750
New Horizon Health, Ltd.[1]	3,507,844	9,942
New Frontier Health Corp., Class A1,2	840,500	9,632
Haemonetics Corp.[1]	180,610	9,580
Medlive Technology Co., Ltd.[1]	2,681,000	9,352
Medincell SA1,2	809,800	9,220
Bachem Holding AG, Class B	9,667	7,596
Angelalign Technology, Inc.[1,2]	229,600	7,344
Ambu AS, Class B, non-registered shares[2]	266,155	7,049
Amedisys, Inc.[1]	38,867	6,292
Nordhealth AS, Class A1	1,279,999	5,814
Arjo AB, Class B	422,850	5,185
Encompass Health Corp.	79,000	5,156
GVS SpA	395,919	4,755
Antares Vision SpA[1]	281,100	3,808
Amvis Holdings, Inc.	80,200	3,688
Ultragenyx Pharmaceutical, Inc.[1]	40,000	3,364

		617,996

Financials 9.70%

Live Oak Bancshares, Inc.	800,250	69,854
Star Health & Allied Insurance Co., Ltd.[1,3,4,6]	6,037,336	58,213
Trupanion, Inc.[1]	300,000	39,609
Janus Henderson Group PLC	925,000	38,794
Marqeta, Inc., Class B1	1,859,092	31,921
Cholamandalam Investment and Finance Co., Ltd.	3,684,053	25,791
Eurobank Ergasias Services and Holdings SA1	25,119,028	25,492
East West Bancorp, Inc.	287,300	22,605
Stifel Financial Corp.	271,050	19,087
Independent Bank Group, Inc.	252,500	18,218
Indian Energy Exchange, Ltd.	3,300,000	11,223
SouthState Corp.	139,550	11,179
Aavas Financiers, Ltd.[1]	284,050	9,996
IIFL Wealth Management, Ltd.	513,500	9,807
PT Bank Raya Indonesia Tbk[1]	72,214,096	9,171
SiriusPoint, Ltd.[1]	1,100,000	8,943
Patria Investments, Ltd., Class A	508,200	8,233
IIFL Finance, Ltd.[1]	1,459,000	5,484
Bridgepoint Group PLC[1]	740,731	4,943
Aptus Value Housing Finance India, Ltd.[1]	1,065,624	4,873
Goosehead Insurance, Inc., Class A	32,751	4,260
Multi Commodity Exchange of India, Ltd.	200,000	4,258
Capitec Bank Holdings, Ltd.	15,161	1,941

		443,895

Consumer staples 2.60%

Shop Apotheke Europe NV, non-registered shares[1]	255,264	32,927
Freshpet, Inc.[1]	271,205	25,838
Monde Nissin Corp.[1]	71,882,400	22,837
Grocery Outlet Holding Corp.[1]	465,200	13,156
AAK AB	405,824	8,771
Hilton Food Group PLC	552,055	8,518
Dole PLC	372,685	4,964
Vector Group, Ltd.	118,304	1,358
Zur Rose Group AG1	3,131	809

		119,178

American Funds Insurance Series      53

Global Small Capitalization Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Materials 2.23%

PI Industries, Ltd.	537,999	$21,960
Nanofilm Technologies International, Ltd.	5,397,550	15,300
Navin Fluorine International, Ltd.	250,000	14,086
Lundin Mining Corp.	1,643,904	12,840
Perimeter Solutions SA1	721,454	10,021
LANXESS AG	111,100	6,893
ACC, Ltd.	230,000	6,856
Vidrala, SA, non-registered shares	61,827	6,096
MMG, Ltd.[1]	18,704,000	5,997
Arkema SA	15,200	2,143

		102,192

Communication services 1.66%

Bandwidth, Inc., Class A1	284,506	20,416
JCDecaux SA1	555,771	13,920
Lions Gate Entertainment Corp., Class B1	652,976	10,049
Boat Rocker Media, Inc.[1]	1,676,496	9,145
VTEX, Class A1,2	580,000	6,218
Trustpilot AS1	1,380,069	6,116
Pearson PLC[1]	630,000	5,229
Ubisoft Entertainment SA1	98,993	4,854

		75,947

Real estate 1.44%

Altus Group, Ltd.	436,402	24,484
Embassy Office Parks REIT	3,656,800	16,708
Macrotech Developers, Ltd.[1]	582,697	9,670
JHSF Participações SA	8,620,906	8,636
Mindspace Business Parks REIT	1,250,000	5,504
Douglas Elliman, Inc.[1]	59,152	680

		65,682

Utilities 1.18%

ENN Energy Holdings, Ltd.	1,878,900	35,373
AC Energy Corp.[1]	69,716,400	15,039
Neoenergia SA	1,288,255	3,747

		54,159

Energy 0.73%

Pioneer Natural Resources Company	104,262	18,963
Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	14,064
Helmerich & Payne, Inc.	7,700	183

		33,210

Total common stocks (cost: $2,412,799,000)		4,067,223

Preferred securities 0.89%

Information technology 0.56%

SmartHR, Inc., Series D, preferred shares[1,3,5,6]	3,006	13,691
Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	4,748
Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	633
Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	603
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	404
Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	197
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	167
Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	93
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	75
Outreach Corp., Series G, preferred shares[1,3,5,6]	154,354	4,691

		25,302

54      American Funds Insurance Series

Global Small Capitalization Fund (continued)

Preferred securities (continued)

	Shares	Value (000)

Industrials 0.24%

Azul SA, preferred nominative shares (ADR)[1]	800,316	$10,564
Azul SA, preferred nominative shares[1]	109,500	479

		11,043

Health care 0.09%

PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,5,6]	2,931,405	4,104

Total preferred securities (cost: $42,519,000)		40,449

Rights & warrants 0.41%

Information technology 0.34%

OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[3,4]	355,879	15,756

Consumer staples 0.07%

Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[3,4]	345,000	3,085

Total rights & warrants (cost: $22,692,000)		18,841

Short-term securities 11.51%

	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 5.57%

Bank of Montreal 1/31/2022	0.107%	$45,000	44,997
Canadian Imperial Bank of Commerce 1/14/2022[4]	0.125	25,000	24,999
LVMH Moët Hennessy-Louis Vuitton SE 2/15/2022[4]	0.098	35,000	34,996
LVMH Moët Hennessy-Louis Vuitton SE 2/22/2022[4]	0.118	50,000	49,992
Toronto-Dominion Bank 1/24/2022[4]	0.058	100,000	99,996

			254,980

		Shares

Money market investments 4.44%

Capital Group Central Cash Fund 0.09%[7,8]		2,030,670	203,087

Money market investments purchased with collateral from securities on loan 1.50%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]		34,209,178	34,209
Capital Group Central Cash Fund 0.09%[7,8,9]		322,569	32,260
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]		2,304,298	2,305

			68,774

Total short-term securities (cost: $526,820,000)			526,841

Total investment securities 101.67% (cost: $3,004,830,000)			4,653,354
Other assets less liabilities (1.67)%			(76,433)

Net assets 100.00%			$4,576,921

American Funds Insurance Series      55

Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Common stocks 0.90%
Consumer discretionary 0.90%
Lands’ End, Inc.[1]	$45,297	$—		$—	$—	$(4,074)	$41,223	$—

Communication services 0.00%
Boat Rocker Media, Inc.[1,10]	—	13,602		1,216	(321)	(2,920)	—	—

Total common stocks							41,223

Short-term securities 5.14%
Money market investments 4.44%
Capital Group Central Cash Fund 0.09%[8]	15,136	1,978,017		1,790,088	6	16	203,087	149

Money market investments purchased with collateral from securities on loan 0.70%
Capital Group Central Cash Fund 0.09%[8,9]	—	32,260	[11]				32,260	—	[12]

Total short-term securities							235,347

Total 6.04%					$(315)	$(6,978)	$276,570	$149

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $85,086,000, which represented 1.86% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $175,891,000, which represented 3.84% of the net assets of the fund.
[4]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $363,388,000, which represented 7.94% of the net assets of the fund.

[5]	Value determined using significant unobservable inputs.
[6]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 12/31/2021.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2021. Refer to the investment portfolio for the security value at 12/31/2021.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$58,213	1.27%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	14,064	.31
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	13,691	.30
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	4,748	.10
Yotpo, Ltd.	3/16/2021	1,418	1,493	.03
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	633	.01
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	603	.01
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	404	.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	197	.01
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	167	.01
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	93	.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	75	.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517	4,691	.10
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	4,104	.09

Total private placement securities		$82,082	$103,176	2.25%

56      American Funds Insurance Series

Global Small Capitalization Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

SDR = Swedish Depositary Receipts

See notes to financial statements.

American Funds Insurance Series      57

Growth Fund

Investment portfolio December 31, 2021

Common stocks 96.28%

	Shares	Value (000)

Information technology 23.83%

Microsoft Corp.	7,992,115	$2,687,908
Broadcom, Inc.	1,777,138	1,182,525
ASML Holding NV	635,000	510,907
ASML Holding NV (New York registered) (ADR)	268,136	213,474
Taiwan Semiconductor Manufacturing Company, Ltd.	14,872,000	330,585
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,220,700	146,862
RingCentral, Inc., Class A1	2,082,653	390,185
Apple, Inc.	1,929,167	342,562
Shopify, Inc., Class A, subordinate voting shares[1]	223,900	308,398
Advanced Micro Devices, Inc.[1]	1,816,000	261,322
Cloudflare, Inc., Class A1	1,764,000	231,966
Wolfspeed, Inc.[1]	1,978,082	221,090
Applied Materials, Inc.	1,392,012	219,047
Micron Technology, Inc.	2,097,912	195,420
MicroStrategy, Inc., Class A1,2	358,514	195,207
Keyence Corp.	300,900	189,073
MongoDB, Inc., Class A1	354,590	187,702
Mastercard, Inc., Class A	510,964	183,600
Unity Software, Inc.[1]	1,188,000	169,872
Bill.com Holdings, Inc.[1]	649,600	161,848
FleetCor Technologies, Inc.[1]	650,500	145,608
ServiceNow, Inc.[1]	221,680	143,895
Tyler Technologies, Inc.[1]	263,200	141,588
NVIDIA Corp.	464,000	136,467
Visa, Inc., Class A	531,131	115,101
Block, Inc., Class A1	705,620	113,965
Fidelity National Information Services, Inc.	884,718	96,567
Zendesk, Inc.[1]	902,500	94,122
HubSpot, Inc.[1]	130,000	85,689
PayPal Holdings, Inc.[1]	429,800	81,052
Trimble, Inc.[1]	840,920	73,320
VeriSign, Inc.[1]	282,443	71,690
Coupa Software, Inc.[1]	387,000	61,165
Intel Corp.	1,136,000	58,504
Genpact, Ltd.	1,041,500	55,283
GoDaddy, Inc., Class A1	645,081	54,742
Smartsheet, Inc., Class A1	694,281	53,772
Intuit, Inc.	83,000	53,387
MKS Instruments, Inc.	302,111	52,619
Elastic NV, non-registered shares[1]	403,822	49,706
NetApp, Inc.	527,540	48,528
Silicon Laboratories, Inc.[1]	231,815	47,851
Qualtrics International, Inc., Class A1	1,276,855	45,201
Okta, Inc., Class A1	198,012	44,388
Amadeus IT Group SA, Class A, non-registered shares[1]	635,696	43,164
Flex, Ltd.[1]	2,234,300	40,955
Adobe, Inc.[1]	69,034	39,146
Concentrix Corp.	214,851	38,377
Samsung Electronics Co., Ltd.	561,000	36,952
SK hynix, Inc.	330,800	36,454
EPAM Systems, Inc.[1]	52,839	35,320
TE Connectivity, Ltd.	216,000	34,849
Toast, Inc., Class A1,2	960,000	33,322
Motorola Solutions, Inc.	109,000	29,615
Lam Research Corp.	40,617	29,210
Fiserv, Inc.[1]	247,500	25,688
Keysight Technologies, Inc.[1]	102,000	21,064
Ceridian HCM Holding, Inc.[1]	199,000	20,788
Globant SA1	57,138	17,946
Alteryx, Inc., Class A1	261,518	15,822
TELUS International (Cda), Inc., subordinate voting shares[1]	396,024	13,093
Enphase Energy, Inc.[1]	62,172	11,374

58      American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Information technology (continued)

SentinelOne, Inc., Class A1	220,600	$11,138
Kulicke and Soffa Industries, Inc.	151,860	9,194
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	216,600	8,746
Thoughtworks Holding, Inc.[1]	276,000	7,400
Stripe, Inc., Class B1,3,4,5	168,598	6,798

		10,820,178

Consumer discretionary 19.94%

Tesla, Inc.[1]	3,770,000	3,984,061
Amazon.com, Inc.[1]	306,823	1,023,052
Dollar General Corp.	2,588,520	610,451
Home Depot, Inc.	1,024,000	424,970
LVMH Moët Hennessy-Louis Vuitton SE	330,000	273,138
Las Vegas Sands Corp.[1]	5,500,000	207,020
Royal Caribbean Cruises, Ltd.[1]	2,590,946	199,244
Hermès International	97,299	170,150
Chipotle Mexican Grill, Inc.[1]	90,300	157,867
Booking Holdings, Inc.[1]	60,300	144,674
Airbnb, Inc., Class A1	823,500	137,105
Toll Brothers, Inc.	1,787,376	129,388
D.R. Horton, Inc.	1,131,976	122,763
Floor & Decor Holdings, Inc., Class A1	769,300	100,017
Caesars Entertainment, Inc.[1]	997,785	93,323
Burlington Stores, Inc.[1]	295,911	86,261
O’Reilly Automotive, Inc.[1]	116,600	82,346
NIKE, Inc., Class B	489,400	81,568
NVR, Inc.[1]	13,430	79,356
YETI Holdings, Inc.[1]	940,000	77,860
Aramark	1,793,164	66,078
Darden Restaurants, Inc.	433,876	65,359
Domino’s Pizza, Inc.	112,700	63,600
Etsy, Inc.[1]	202,000	44,226
YUM! Brands, Inc.	306,700	42,588
Hilton Worldwide Holdings, Inc.[1]	257,834	40,220
Aptiv PLC[1]	234,400	38,664
LGI Homes, Inc.[1]	248,150	38,334
Dollar Tree Stores, Inc.[1]	260,059	36,543
adidas AG	121,710	35,085
Adient PLC[1]	722,000	34,569
General Motors Company[1]	572,500	33,566
Compagnie Financière Richemont SA, Class A	219,805	33,036
Flutter Entertainment PLC[1]	194,737	30,817
Polaris, Inc.	280,000	30,775
VF Corp.	408,000	29,874
Carvana Co., Class A1	125,000	28,974
Wayfair, Inc., Class A1	152,000	28,875
lululemon athletica, inc.[1]	70,000	27,402
Norwegian Cruise Line Holdings, Ltd.[1]	1,249,496	25,915
Helen of Troy, Ltd.[1]	99,420	24,305
Marriott International, Inc., Class A1	137,100	22,654
Arrival Group[1,2]	2,260,000	16,769
Arrival Group[1]	449,469	3,335
EssilorLuxottica	69,400	14,794
Westwing Group AG, non-registered shares[1]	546,833	13,784

		9,054,755

Communication services 19.66%

Meta Platforms, Inc., Class A1	9,627,956	3,238,363
Netflix, Inc.[1]	3,194,877	1,924,722
Alphabet, Inc., Class C1	438,673	1,269,340
Alphabet, Inc., Class A1	111,616	323,356
Activision Blizzard, Inc.	7,356,113	489,402

American Funds Insurance Series      59

Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Communication services (continued)

Charter Communications, Inc., Class A1	655,629	$427,450
Snap, Inc., Class A, nonvoting shares[1]	8,494,104	399,478
ZoomInfo Technologies, Inc., Class A1	2,918,600	187,374
Comcast Corp., Class A	3,710,563	186,753
Twitter, Inc.[1]	2,000,000	86,440
Frontier Communications Parent, Inc.[1]	2,585,920	76,259
T-Mobile US, Inc.[1]	652,940	75,728
Live Nation Entertainment, Inc.[1]	517,000	61,880
Pinterest, Inc., Class A1	1,386,811	50,410
Tencent Holdings, Ltd.	605,000	35,442
Bumble, Inc., Class A1	898,537	30,424
Vimeo, Inc.[1]	1,415,033	25,414
Iridium Communications, Inc.[1]	457,026	18,871
Electronic Arts, Inc.	141,481	18,661
Match Group, Inc.[1]	13,602	1,799

		8,927,566

Health care 11.15%

UnitedHealth Group, Inc.	1,617,751	812,337
Intuitive Surgical, Inc.[1]	2,058,000	739,439
Regeneron Pharmaceuticals, Inc.[1]	909,000	574,052
Thermo Fisher Scientific, Inc.	674,500	450,053
Centene Corp.[1]	4,864,730	400,854
Vertex Pharmaceuticals, Inc.[1]	1,133,422	248,899
NovoCure, Ltd.[1]	2,703,431	202,974
Moderna, Inc.[1]	750,000	190,485
Insulet Corp.[1]	467,000	124,255
Edwards Lifesciences Corp.[1]	768,111	99,509
Biohaven Pharmaceutical Holding Co., Ltd.[1]	720,492	99,291
DexCom, Inc.[1]	158,238	84,966
Seagen, Inc.[1]	527,217	81,508
Danaher Corp.	235,935	77,625
Gilead Sciences, Inc.	899,185	65,290
Oak Street Health, Inc.[1]	1,628,199	53,958
Abbott Laboratories	360,668	50,760
Catalent, Inc.[1]	385,000	49,291
Guardant Health, Inc.[1]	482,401	48,250
Eli Lilly and Company	169,500	46,819
Cigna Corp.	203,470	46,723
Inari Medical, Inc.[1]	502,200	45,836
Verily Life Sciences LLC[1,3,4,5]	300,178	44,928
Molina Healthcare, Inc.[1]	128,807	40,971
QIAGEN NV1	664,342	36,924
Zimmer Biomet Holdings, Inc.	238,900	30,350
AstraZeneca PLC	256,500	30,129
Galapagos NV1	527,552	29,562
Mettler-Toledo International, Inc.[1]	16,900	28,683
Align Technology, Inc.[1]	38,800	25,499
Pacific Biosciences of California, Inc.[1]	1,140,379	23,332
R1 RCM, Inc.[1]	888,000	22,635
Humana, Inc.	46,800	21,709
Syneos Health, Inc., Class A1	210,000	21,563
Exact Sciences Corp.[1]	259,400	20,189
Chemed Corp.	37,667	19,927
Fate Therapeutics, Inc.[1]	235,000	13,750
Vir Biotechnology, Inc.[1]	282,975	11,848
Novavax, Inc.[1,2]	59,500	8,513
CRISPR Therapeutics AG1	86,706	6,571
Ultragenyx Pharmaceutical, Inc.[1]	67,100	5,642
Incyte Corp.[1]	70,900	5,204
Neurocrine Biosciences, Inc.[1]	47,027	4,005
Adaptive Biotechnologies Corp.[1]	141,048	3,958

60      American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care (continued)

Global Blood Therapeutics, Inc.[1]	125,000	$3,659
TG Therapeutics, Inc.[1]	155,200	2,949
Sana Biotechnology, Inc.[1,2]	179,600	2,780
Cortexyme, Inc.[1,2]	177,897	2,245

		5,060,699

Industrials 7.19%

TransDigm Group, Inc.[1]	590,615	375,796
Uber Technologies, Inc.[1]	8,166,767	342,432
Carrier Global Corp.	6,049,761	328,139
Jacobs Engineering Group, Inc.	2,169,000	301,990
Delta Air Lines, Inc.[1]	7,215,000	281,962
United Rentals, Inc.[1]	591,000	196,383
Caterpillar, Inc.	748,000	154,641
MTU Aero Engines AG	616,989	126,018
Airbus SE, non-registered shares[1]	955,893	122,280
Middleby Corp.[1]	449,500	88,444
CSX Corp.	2,335,500	87,815
Dun & Bradstreet Holdings, Inc.[1]	3,869,573	79,288
Safran SA	567,867	69,604
Ryanair Holdings PLC (ADR)[1]	634,951	64,975
Ryanair Holdings PLC[1]	96,554	1,676
TuSimple Holdings, Inc., Class A1,2	1,690,461	60,603
Rockwell Automation	173,446	60,507
HEICO Corp.	253,538	36,565
HEICO Corp., Class A	148,813	19,126
Norfolk Southern Corp.	176,000	52,397
L3Harris Technologies, Inc.	245,000	52,244
BWX Technologies, Inc.	902,600	43,216
Northrop Grumman Corp.	98,700	38,204
AMETEK, Inc.	253,600	37,289
ITT, Inc.	343,000	35,051
Boeing Company[1]	170,000	34,224
Armstrong World Industries, Inc.	291,939	33,900
Chart Industries, Inc.[1]	200,000	31,898
Waste Connections, Inc.	222,159	30,274
FedEx Corp.	99,600	25,761
Kornit Digital, Ltd.[1]	132,500	20,173
Generac Holdings, Inc.[1]	31,762	11,178
Lockheed Martin Corp.	24,200	8,601
Axon Enterprise, Inc.[1]	36,700	5,762
Southwest Airlines Co.[1]	121,900	5,222
Archer Aviation, Inc., Class A1	446,251	2,695

		3,266,333

Financials 6.67%

Bank of America Corp.	14,780,700	657,593
First Republic Bank	1,770,808	365,690
S&P Global, Inc.	524,936	247,733
Capital One Financial Corp.	1,399,000	202,981
SVB Financial Group[1]	282,815	191,816
KKR & Co., Inc.	2,077,520	154,775
BlackRock, Inc.	150,000	137,334
Athene Holding, Ltd., Class A1	1,355,912	112,988
Intercontinental Exchange, Inc.	751,752	102,817
Western Alliance Bancorporation	932,501	100,384
Marsh & McLennan Companies, Inc.	546,720	95,031
MSCI, Inc.	117,900	72,236
Tradeweb Markets, Inc., Class A	554,800	55,558
Blackstone, Inc., nonvoting shares	360,000	46,580
Moody’s Corp.	102,277	39,947
Signature Bank[1]	122,111	39,499

American Funds Insurance Series      61

Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Financials (continued)

Trupanion, Inc.[1]	287,655	$37,979
Wells Fargo & Company	756,000	36,273
Brookfield Asset Management, Inc., Class A	585,103	35,329
East West Bancorp, Inc.	443,509	34,895
Aon PLC, Class A	110,000	33,062
Blue Owl Capital, Inc., Class A	1,982,812	29,564
Arch Capital Group, Ltd.[1]	634,000	28,181
CME Group, Inc., Class A	121,648	27,792
Goosehead Insurance, Inc., Class A	211,148	27,466
American International Group, Inc.	458,394	26,064
Ares Management Corp., Class A	310,500	25,234
Ryan Specialty Group Holdings, Inc., Class A1	611,300	24,666
Everest Re Group, Ltd.	66,500	18,216
Berkshire Hathaway, Inc., Class A1	26	11,717
Berkshire Hathaway, Inc., Class B1	17,400	5,203
Hippo Holdings, Inc., Class A1	580,847	1,644
Bright Health Group, Inc.[1]	386,894	1,331

		3,027,578

Consumer staples 2.68%

Costco Wholesale Corp.	491,000	278,741
Kroger Co.	6,052,000	273,914
Constellation Brands, Inc., Class A	745,500	187,098
Philip Morris International, Inc.	1,339,929	127,293
Altria Group, Inc.	2,349,349	111,336
British American Tobacco PLC	2,844,350	105,239
Estée Lauder Companies, Inc., Class A	158,486	58,671
Monster Beverage Corp.[1]	429,000	41,201
Molson Coors Beverage Company, Class B, restricted voting shares	724,320	33,572

		1,217,065

Materials 2.18%

Vale SA, ordinary nominative shares (ADR)	13,740,357	192,640
Wheaton Precious Metals Corp.	3,674,000	157,725
Linde PLC	347,292	120,312
Grupo México, SAB de CV, Series B	25,356,800	110,576
Barrick Gold Corp.	4,058,000	77,102
CF Industries Holdings, Inc.	853,000	60,375
Royal Gold, Inc.	517,000	54,394
Franco-Nevada Corp.	390,000	53,936
Sherwin-Williams Company	110,458	38,899
Allegheny Technologies, Inc.[1]	2,070,860	32,989
LyondellBasell Industries NV	343,500	31,681
Summit Materials, Inc., Class A1	561,313	22,531
Ball Corp.	194,200	18,696
PPG Industries, Inc.	103,623	17,869

		989,725

Energy 2.05%

Halliburton Company	12,143,661	277,726
Canadian Natural Resources, Ltd. (CAD denominated)	5,481,400	231,615
Canadian Natural Resources, Ltd.	105,100	4,440
Cenovus Energy, Inc.	14,694,800	180,178
Pioneer Natural Resources Company	328,000	59,657
EOG Resources, Inc.	516,283	45,861
Suncor Energy, Inc.	1,747,125	43,714
Coterra Energy, Inc.	1,759,197	33,425
ConocoPhillips	326,011	23,532
Chesapeake Energy Corp.	345,000	22,259
Equitrans Midstream Corp.	936,942	9,688

		932,095

62      American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Utilities 0.75%

NextEra Energy, Inc.	2,052,930	$191,661
PG&E Corp.[1]	7,364,569	89,406
AES Corp.	1,540,683	37,439
Ørsted AS	188,322	24,079

		342,585

Real estate 0.18%

Equinix, Inc. REIT	51,784	43,801
UDR, Inc. REIT	609,000	36,534

		80,335

Total common stocks (cost: $19,607,247,000)		43,718,914

Preferred securities 0.17%

Information technology 0.14%

Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	31,804
PsiQuantum Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4,5]	406,310	6,957
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	2,123

		64,665

Industrials 0.03%

ABL Space Systems Co., Series B2, preferred shares[1,3,4,5]	153,713	10,452

Total preferred securities (cost: $65,451,000)		75,117

	Principal amount (000)

Convertible bonds & notes 0.07%

Consumer staples 0.07%

JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[3,4,5,6]	$43,344	32,231

Total convertible bonds & notes (cost: $42,197,000)		32,231

	Shares

Short-term securities 3.64%

Money market investments 3.55%
Capital Group Central Cash Fund 0.09%[7,8]	16,100,266	1,610,187

Money market investments purchased with collateral from securities on loan 0.09%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	21,530,570	21,531
Capital Group Central Cash Fund 0.09%[7,8,9]	203,019	20,304
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	1,450,278	1,450

		43,285

Total short-term securities (cost: $1,653,276,000)		1,653,472

Total investment securities 100.16% (cost: $21,368,171,000)		45,479,734
Other assets less liabilities (0.16)%		(73,988)

Net assets 100.00%		$45,405,746

American Funds Insurance Series      63

Growth Fund (continued)

Investments in affiliates8

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 3.59%
Money market investments 3.55%
Capital Group Central Cash Fund 0.09%[7]	$1,623,691	$5,463,963		$5,477,577	$20	$90	$1,610,187	$877
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.09%[7,9]	—	20,304	[10]				20,304	—	[11]

Total short-term securities							1,630,491

Total 3.59%					$20	$90	$1,630,491	$877

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $47,077,000, which represented .10% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $127,270,000, which represented .28% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Rate represents the seven-day yield at 12/31/2021.
[8]

Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 9 Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$44,928	.10%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-11/3/2021	42,197	32,231	.07
PsiQuantum Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.05
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	10,452	.02
Stripe, Inc., Class B	5/6/2021	6,766	6,798	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,123	.00
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	6,957	.02

Total private placement securities		$129,265	$127,270	.28%

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

64      American Funds Insurance Series

International Fund

Investment portfolio December 31, 2021

Common stocks 89.00%

	Shares	Value (000)

Financials 17.08%

ABN AMRO Bank NV	14,394,921	$211,675
Kotak Mahindra Bank, Ltd.	7,793,107	188,297
Banco Santander, SA	52,040,526	174,219
Deutsche Bank AG1	11,620,682	145,770
BNP Paribas SA	1,964,000	135,883
HDFC Bank, Ltd.	5,417,070	107,809
HDFC Bank, Ltd. (ADR)	277,000	18,024
AIA Group, Ltd.	11,958,576	120,544
Barclays PLC	46,610,000	117,976
Aegon NV	12,263,736	61,336
ING Groep NV	3,254,028	45,353
Bajaj Finserv, Ltd.	174,730	38,564
XP, Inc., Class A1	1,291,559	37,119
KBC Groep NV	406,187	34,896
Nu Holdings, Ltd., Class A1,2	3,593,839	33,710
Bajaj Finance, Ltd.	348,060	32,670
Allfunds Group PLC[1]	1,350,495	26,593
FinecoBank SpA	1,211,135	21,283
Lufax Holding, Ltd. (ADR)[1]	2,785,390	15,682
Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	6,470
Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	6,464
PICC Property and Casualty Co., Ltd., Class H	15,044,000	12,290
Futu Holdings, Ltd. (ADR)[1,2]	222,400	9,630
B3 SA-Brasil, Bolsa, Balcao	4,413,000	8,826

		1,611,083

Industrials 12.53%

Airbus SE, non-registered shares[1]	1,821,975	233,071
Recruit Holdings Co., Ltd.	3,344,709	202,724
NIBE Industrier AB, Class B	6,178,856	93,508
Ryanair Holdings PLC (ADR)[1]	787,400	80,575
Ryanair Holdings PLC[1]	348,056	6,043
Safran SA	669,400	82,049
Melrose Industries PLC	36,613,980	79,245
SMC Corp.	77,100	52,005
ASSA ABLOY AB, Class B	1,452,142	44,386
International Container Terminal Services, Inc.	10,343,240	40,568
MTU Aero Engines AG	182,000	37,173
Ashtead Group PLC	405,000	32,573
Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	25,305
Brenntag SE	222,191	20,131
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	19,341
Kingspan Group PLC	153,796	18,385
Nihon M&A Center Holdings, Inc.	657,010	16,112
Diploma PLC	335,900	15,340
Bureau Veritas SA	443,000	14,717
Rumo SA1	4,301,900	13,717
Fluidra, SA, non-registered shares	329,700	13,213
LIXIL Corp.	441,700	11,769
CCR SA, ordinary nominative shares	5,580,000	11,611
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	9,328
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,073,434	8,231

		1,181,120

Information technology 12.46%

Taiwan Semiconductor Manufacturing Company, Ltd.	6,729,000	149,577
ASML Holding NV	182,764	147,048
Nice, Ltd. (ADR)[1]	397,150	120,575
Nomura Research Institute, Ltd.	2,595,600	111,356
Atlassian Corp. PLC, Class A1	232,500	88,650
Fujitsu, Ltd.	345,900	59,329
Delta Electronics, Inc.	5,200,409	51,690

American Funds Insurance Series      65

International Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Information technology (continued)

Samsung Electronics Co., Ltd.	631,500	$41,595
Snowflake, Inc., Class A1	121,636	41,204
Keyence Corp.	64,200	40,341
NXP Semiconductors NV	173,200	39,452
PagSeguro Digital, Ltd., Class A1	1,377,948	36,130
Infineon Technologies AG	728,000	33,783
StoneCo, Ltd., Class A1	1,940,700	32,720
Silergy Corp.	176,000	31,966
Suse SA1,2	593,940	27,183
Shopify, Inc., Class A, subordinate voting shares[1]	14,000	19,283
OBIC Co., Ltd.	83,700	15,717
Hexagon AB, Class B	925,700	14,716
ASM International NV	31,648	14,005
TELUS International (Cda), Inc., subordinate voting shares[1]	411,700	13,611
Okta, Inc., Class A1	53,850	12,072
Xero, Ltd.[1]	95,031	9,779
Canva, Inc.[1,3,4,5]	4,819	8,212
Kingdee International Software Group Co., Ltd.[1]	2,600,000	8,003
Afterpay, Ltd.[1]	120,994	7,307

		1,175,304

Health care 10.52%

Daiichi Sankyo Company, Ltd.	11,981,800	304,675
Olympus Corp.	5,808,100	133,779
WuXi Biologics (Cayman), Inc.[1]	10,754,800	127,650
M3, Inc.	1,053,300	53,045
WuXi AppTec Co., Ltd., Class A	2,367,360	44,046
WuXi AppTec Co., Ltd., Class H	312,000	5,402
Grifols, SA, Class A, non-registered shares	1,914,900	36,790
Grifols, SA, Class B (ADR)	793,690	8,913
Alcon, Inc.	439,639	38,956
Aier Eye Hospital Group Co., Ltd., Class A	4,603,581	30,540
Notre Dame Intermédica Participações SA	2,760,862	29,913
HOYA Corp.	198,300	29,496
Chugai Pharmaceutical Co., Ltd.	889,500	28,882
Merck KGaA	110,400	28,532
Hikma Pharmaceuticals PLC	578,400	17,372
Guardant Health, Inc.[1]	173,400	17,343
Ambu AS, Class B, non-registered shares[2]	476,200	12,612
Insulet Corp.[1]	46,653	12,413
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	1,502,798	12,037
CanSino Biologics, Inc., Class H1	440,000	10,168
ResMed, Inc.	31,200	8,127
Ping An Healthcare and Technology Co., Ltd., Class H1	267,400	972

		991,663

Consumer discretionary 10.42%

MercadoLibre, Inc.[1]	151,983	204,934
Evolution AB	879,959	125,252
Sony Group Corp.	920,500	115,833
Delivery Hero SE1	682,387	76,136
Ferrari NV (EUR denominated)[1]	254,543	65,929
LVMH Moët Hennessy-Louis Vuitton SE	72,682	60,158
Maruti Suzuki India, Ltd.	392,000	39,162
Grab Holdings, Ltd., Class A1,2	2,851,251	20,329
Grab Holdings, Ltd., Class A1,3,6	2,632,544	18,207
Entain PLC[1]	1,560,453	35,548
Meituan, Class B1	1,170,627	33,839
Flutter Entertainment PLC[1]	158,674	25,110
Coupang, Inc., Class A1	836,800	24,585
Kering SA	29,296	23,578
Americanas SA, ordinary nominative shares[1]	3,734,000	21,171

66      American Funds Insurance Series

International Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary (continued)

Galaxy Entertainment Group, Ltd.[1]	3,859,000	$19,994
EssilorLuxottica	80,200	17,096
Aptiv PLC[1]	84,000	13,856
Just Eat Takeaway (GBP denominated)[1]	135,328	7,466
Just Eat Takeaway (EUR denominated)[1]	34,295	1,893
Bandai Namco Holdings, Inc.	108,742	8,502
On Holding AG, Class A1	222,380	8,408
Prosus NV, Class N	69,111	5,786
Pan Pacific International Holdings Corp.	244,500	3,373
Melco Resorts & Entertainment, Ltd. (ADR)[1]	317,900	3,236
Naspers, Ltd., Class N	18,951	2,940

		982,321

Energy 7.58%

Reliance Industries, Ltd.	11,517,270	366,912
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	10,054,973	110,403
Neste OYJ	1,756,952	86,732
Cenovus Energy, Inc.	4,757,600	58,335
TotalEnergies SE	1,147,298	58,296
Canadian Natural Resources, Ltd. (CAD denominated)	818,700	34,594

		715,272

Materials 6.73%

First Quantum Minerals, Ltd.	10,694,500	255,917
Vale SA, ordinary nominative shares (ADR)	7,391,607	103,630
Vale SA, ordinary nominative shares	770,681	10,787
Shin-Etsu Chemical Co., Ltd.	395,300	68,455
Fortescue Metals Group, Ltd.	4,730,450	66,114
Linde PLC (EUR denominated)	135,800	47,310
Ivanhoe Mines Ltd., Class A1	3,403,051	27,764
BASF SE	317,860	22,357
Koninklijke DSM NV	55,354	12,478
Akzo Nobel NV	107,048	11,761
Yunnan Energy New Material Co., Ltd., Class A	196,300	7,712

		634,285

Communication services 5.26%

Sea, Ltd., Class A (ADR)[1]	546,678	122,297
Bharti Airtel, Ltd.[1]	12,732,125	117,121
Bharti Airtel, Ltd., interim shares[1]	836,308	3,967
Bilibili, Inc., Class Z (ADR)[1,2]	516,206	23,952
Bilibili, Inc., Class Z1	502,300	23,100
Meta Platforms, Inc., Class A1	127,500	42,885
Universal Music Group NV	1,312,633	37,032
Tencent Holdings, Ltd.	507,687	29,742
SoftBank Corp.	2,231,200	28,212
Yandex NV, Class A1	313,000	18,937
Ubisoft Entertainment SA1	277,800	13,622
Vivendi SE	907,392	12,283
Playtika Holding Corp.[1]	687,500	11,887
SoftBank Group Corp.	224,200	10,591

		495,628

Consumer staples 3.56%

Kweichow Moutai Co., Ltd., Class A	224,223	72,122
Danone SA	813,500	50,560
Shiseido Company, Ltd.	840,700	46,877
Treasury Wine Estates, Ltd.	4,601,735	41,448
Swedish Match AB	3,167,673	25,247
Heineken NV	201,973	22,732
Kobe Bussan Co., Ltd.	572,700	22,180
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,653,503	17,262

American Funds Insurance Series      67

International Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer staples (continued)

CP ALL PCL, foreign registered shares	9,053,300	$16,083
Chocoladefabriken Lindt & Sprüngli AG	97	13,008
Dabur India, Ltd.	933,875	7,287
Pernod Ricard SA	3,203	771

		335,577

Utilities 2.40%

ENN Energy Holdings, Ltd.	10,225,700	192,513
China Gas Holdings, Ltd.	16,490,200	34,260

		226,773

Real estate 0.46%

ESR Cayman, Ltd.[1]	9,137,600	30,878
Ayala Land, Inc.	17,500,000	12,595

		43,473

Total common stocks (cost: $6,130,710,000)		8,392,499

Preferred securities 0.48%

Health care 0.28%

Grifols, SA, Class B, nonvoting non-registered preferred shares	2,274,930	26,185

Energy 0.19%

Petróleo Brasileiro SA (Petrobras), preferred nominative shares	3,516,231	17,960

Information technology 0.01%

Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	422	719
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	18	30
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4,5]	1	2

		751

Total preferred securities (cost: $60,867,000)		44,896

Rights & warrants 0.21%

Health care 0.21%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[3,6]	896,000	16,671
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,6]	179,200	3,334

Total rights & warrants (cost: $20,683,000)		20,005

Short-term securities 11.14%

Money market investments 10.37%

Capital Group Central Cash Fund 0.09%[7,8]	9,773,002	977,398

68      American Funds Insurance Series

International Fund (continued)

	Shares	Value (000)

Short-term securities (continued)

Money market investments purchased with collateral from securities on loan 0.77%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	36,116,824	$36,116
Capital Group Central Cash Fund 0.09%[7,8,9]	340,557	34,059
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	2,432,795	2,433

		72,608

Total short-term securities (cost: $1,049,900,000)		1,050,006

Total investment securities 100.83% (cost: $7,262,160,000)		9,507,406
Other assets less liabilities (0.83)%		(78,053)

Net assets 100.00%		$9,429,353

Investments in affiliates8

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 10.73%
Money market investments 10.37%
Capital Group Central Cash Fund 0.09%[7]	$523,844	$3,582,752		$3,129,199	$(41)	$42	$977,398	$357
Money market investments purchased with collateral from securities on loan 0.36%
Capital Group Central Cash Fund 0.09%[7,9]	—	34,059	[10]				34,059	—	[11]

Total short-term securities							1,011,457

Total 10.73%					$(41)	$42	$1,011,457	$357

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $77,301,000, which represented .82% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $47,175,000, which represented .50% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,212,000, which represented .41% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 12/31/2021.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021-11/4/2021	$8,215	$8,212	.09%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	719	.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	30	.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2	.00

Total private placement securities		$8,967	$8,963	.10%

American Funds Insurance Series      69

International Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

See notes to financial statements.

70      American Funds Insurance Series

New World Fund

Investment portfolio December 31, 2021

Common stocks 92.02%

	Shares	Value (000)

Information technology 20.17%

Microsoft Corp.	420,372	$141,379
Taiwan Semiconductor Manufacturing Company, Ltd.	4,075,000	90,582
Silergy Corp.	348,094	63,222
ASML Holding NV	57,498	46,262
Adobe, Inc.[1]	73,627	41,751
Broadcom, Inc.	60,139	40,017
Keyence Corp.	61,500	38,644
PagSeguro Digital, Ltd., Class A1	1,410,452	36,982
Wolfspeed, Inc.[1]	304,599	34,045
Micron Technology, Inc.	354,314	33,004
Mastercard, Inc., Class A	68,940	24,772
PayPal Holdings, Inc.[1]	121,076	22,833
Apple, Inc.	125,754	22,330
Tata Consultancy Services, Ltd.	352,077	17,706
EPAM Systems, Inc.[1]	22,796	15,238
Samsung Electronics Co., Ltd.	222,955	14,685
NVIDIA Corp.	47,363	13,930
Globant SA1	43,911	13,792
Network International Holdings PLC[1]	2,759,352	10,913
Nice, Ltd. (ADR)[1]	33,853	10,278
Visa, Inc., Class A	45,183	9,792
TELUS International (Cda), Inc., subordinate voting shares[1]	284,750	9,414
Accenture PLC, Class A	22,622	9,378
Advanced Micro Devices, Inc.[1]	64,798	9,324
StoneCo, Ltd., Class A1	549,141	9,259
Tokyo Electron, Ltd.	15,100	8,701
MediaTek, Inc.	188,000	8,086
Cognizant Technology Solutions Corp., Class A	87,827	7,792
Kingdee International Software Group Co., Ltd.[1]	2,404,000	7,399
Nokia Corp.[1]	1,085,362	6,888
Atlassian Corp. PLC, Class A1	17,509	6,676
Hexagon AB, Class B	363,645	5,781
NXP Semiconductors NV	25,306	5,764
Trimble, Inc.[1]	65,066	5,673
Flat Glass Group Co., Ltd., Class H1	1,090,000	5,536
Edenred SA	108,779	5,024
Halma PLC	115,702	5,011
ON Semiconductor Corp.[1]	51,169	3,475
Logitech International SA	40,546	3,421
Applied Materials, Inc.	20,087	3,161
DLocal, Ltd., Class A1	84,459	3,014
Amadeus IT Group SA, Class A, non-registered shares[1]	36,543	2,481
KLA Corp.	5,471	2,353
VeriSign, Inc.[1]	8,923	2,265
Infosys Ltd.	80,946	2,056
FleetCor Technologies, Inc.[1]	8,827	1,976
Hamamatsu Photonics KK	29,000	1,850
Hundsun Technologies Inc., Class A	166,577	1,624
MKS Instruments, Inc.	9,065	1,579
SAP SE	11,071	1,574
Coforge, Ltd.	19,788	1,568
Intel Corp.	29,635	1,526
Infineon Technologies AG	28,823	1,338
Aspen Technology, Inc.[1]	8,625	1,313
Elastic NV, non-registered shares[1]	9,576	1,179
Fabrinet, non-registered shares[1]	8,236	976
Canva, Inc.[1,2,3,4]	385	656

		897,248

American Funds Insurance Series      71

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care 12.36%

Thermo Fisher Scientific, Inc.	84,675	$56,499
Carl Zeiss Meditec AG, non-registered shares	188,815	39,736
Abbott Laboratories	246,892	34,748
WuXi Biologics (Cayman), Inc.[1]	2,774,600	32,932
WuXi AppTec Co., Ltd., Class A	1,002,659	18,655
WuXi AppTec Co., Ltd., Class H	526,300	9,112
PerkinElmer, Inc.	123,409	24,813
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,454,512	19,529
CanSino Biologics, Inc., Class H1,5	844,918	19,526
Danaher Corp.	57,443	18,899
BeiGene, Ltd. (ADR)[1]	59,844	16,214
BeiGene, Ltd.[1]	49,700	1,026
AstraZeneca PLC	141,480	16,618
Eli Lilly and Company	54,577	15,075
Shionogi & Co., Ltd.	198,200	14,000
Laurus Labs, Ltd.	1,887,975	13,687
Pharmaron Beijing Co., Ltd., Class H	420,600	6,489
Pharmaron Beijing Co., Ltd., Class A	259,600	5,754
CSL, Ltd.	53,148	11,241
Zai Lab, Ltd. (ADR)[1]	176,391	11,086
Angelalign Technology, Inc.[1,5]	334,600	10,702
Novo Nordisk A/S, Class B	93,787	10,553
Straumann Holding AG	4,857	10,325
Olympus Corp.	430,700	9,920
Notre Dame Intermédica Participações SA	840,623	9,108
Hutchmed China, Ltd. (ADR)[1]	160,791	5,641
Hutchmed China, Ltd.[1,5]	382,500	2,781
Pfizer, Inc.	140,786	8,313
Gland Pharma, Ltd.[1]	155,109	8,064
Aier Eye Hospital Group Co., Ltd., Class A	1,159,131	7,689
Medtronic PLC	71,546	7,401
Zoetis, Inc., Class A	29,114	7,105
Genus PLC	100,220	6,699
Merck KGaA	22,956	5,933
Hypera SA, ordinary nominative shares	1,113,589	5,652
Alcon, Inc.	52,886	4,686
Koninklijke Philips NV (EUR denominated)	109,015	4,067
Hugel, Inc.[1]	27,502	3,551
Hikma Pharmaceuticals PLC	111,853	3,360
Grifols, SA, Class A, non-registered shares	170,956	3,284
Rede D’Or Sao Luiz SA	394,309	3,174
Asahi Intecc Co., Ltd.	138,900	2,984
Align Technology, Inc.[1]	4,343	2,854
Mettler-Toledo International, Inc.[1]	1,570	2,665
HOYA Corp.	17,700	2,633
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A1	42,690	2,551
bioMérieux SA	16,966	2,413
Alibaba Health Information Technology, Ltd.[1]	2,324,000	1,964
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	106,133	1,855
OdontoPrev SA, ordinary nominative shares	818,190	1,851
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	214,654	1,719
Hangzhou Tigermed Consulting Co., Ltd., Class A	56,371	1,130
Novartis AG	8,982	791
Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	459

		549,516

Consumer discretionary 12.30%

MercadoLibre, Inc.[1]	44,884	60,522
LVMH Moët Hennessy-Louis Vuitton SE	57,671	47,734
General Motors Company[1]	676,073	39,638
Li Ning Co., Ltd.	3,070,001	33,603
Hermès International	18,779	32,839

72      American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary (continued)

Evolution AB	164,205	$23,373
Xpeng, Inc., Class A (ADR)[1]	450,123	22,655
EssilorLuxottica	92,076	19,628
Pop Mart International Group, Ltd.	2,880,921	16,515
YUM! Brands, Inc.	92,604	12,859
PB Fintech, Ltd.[1]	926,770	11,848
Midea Group Co., Ltd., Class A	1,021,982	11,836
Booking Holdings, Inc.[1]	4,719	11,322
Kering SA	13,841	11,139
Grab Holdings, Ltd., Class A1,2,5,6	853,798	5,905
Grab Holdings, Ltd., Class A1	729,973	5,205
Compagnie Financière Richemont SA, Class A	66,042	9,926
Trip.com Group, Ltd. (ADR)[1]	397,001	9,774
NIKE, Inc., Class B	55,769	9,295
China MeiDong Auto Holdings, Ltd.	1,784,000	9,197
Galaxy Entertainment Group, Ltd.[1]	1,708,000	8,849
Marriott International, Inc., Class A1	49,956	8,255
JD.com, Inc., Class A1	219,200	7,702
Zhongsheng Group Holdings, Ltd.	949,000	7,400
Huazhu Group, Ltd. (ADR)[1]	194,464	7,261
IDP Education, Ltd.	237,609	5,990
Meituan, Class B1	205,500	5,940
Lear Corp.	32,272	5,904
Zomato, Ltd.[1]	3,016,710	5,576
Industria de Diseño Textil, SA	170,304	5,532
Americanas SA, ordinary nominative shares[1]	968,680	5,492
Astra International Tbk PT	13,444,300	5,377
Jumbo SA	367,791	5,276
Tesla, Inc.[1]	4,687	4,953
Aptiv PLC[1]	27,153	4,479
Prosus NV, Class N	50,338	4,214
Delivery Hero SE1	34,823	3,885
adidas AG	12,069	3,479
Airbnb, Inc., Class A1	19,887	3,311
Melco Resorts & Entertainment, Ltd. (ADR)[1]	303,589	3,091
Naspers, Ltd., Class N	19,719	3,059
Lojas Americanas SA, ordinary nominative shares	2,808,200	2,980
Entain PLC[1]	124,883	2,845
Samsonite International SA1	1,399,200	2,842
Maruti Suzuki India, Ltd.	27,362	2,734
JD Health International, Inc.[1]	308,200	2,429
Inchcape PLC	197,076	2,426
Shangri-La Asia, Ltd.[1]	2,214,000	1,848
Flutter Entertainment PLC[1]	11,607	1,837
Alibaba Group Holding, Ltd.[1]	114,772	1,750
Wynn Resorts, Ltd.[1]	17,044	1,449
Stellantis NV	68,672	1,304
Levi Strauss & Co., Class A	39,011	976
Gree Electric Appliances, Inc. of Zhuhai, Class A	151,046	878
Jiumaojiu International Holdings, Ltd.	239,000	420
Cyrela Brazil Realty SA, ordinary nominative shares	119,389	338

		546,894

Financials 12.14%

Kotak Mahindra Bank, Ltd.	3,284,556	79,362
Société Générale	1,170,149	40,240
HDFC Bank, Ltd.	1,979,009	39,385
HDFC Bank, Ltd. (ADR)	7,664	499
AIA Group, Ltd.	3,837,600	38,683
Ping An Insurance (Group) Company of China, Ltd., Class H	4,156,344	29,930
Bajaj Finance, Ltd.	258,996	24,310
Capitec Bank Holdings, Ltd.	176,311	22,569

American Funds Insurance Series      73

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Financials (continued)

Sberbank of Russia PJSC (ADR)	1,393,147	$22,295
UniCredit SpA	1,392,775	21,476
B3 SA-Brasil, Bolsa, Balcao	10,710,109	21,420
Banco Santander, SA	4,545,381	15,217
S&P Global, Inc.	32,084	15,141
ICICI Bank, Ltd. (ADR)	597,178	11,818
ICICI Bank, Ltd.	144,197	1,436
Bajaj Finserv, Ltd.	56,872	12,552
HDFC Life Insurance Company, Ltd.	1,337,727	11,689
Nu Holdings, Ltd., Class A1,2,5,6	971,370	8,109
Nu Holdings, Ltd., Class A1	224,519	2,106
Hong Kong Exchanges and Clearing, Ltd.	164,500	9,607
Discovery, Ltd.[1]	997,261	8,985
Moody’s Corp.	21,823	8,524
Eurobank Ergasias Services and Holdings SA1	8,154,869	8,276
TCS Group Holding PLC (GDR)	96,245	8,115
China Merchants Bank Co., Ltd., Class H	868,000	6,740
XP, Inc., Class A1	231,492	6,653
AU Small Finance Bank, Ltd.[1]	472,800	6,593
Fairfax Financial Holdings, Ltd., subordinate voting shares	12,724	6,259
Industrial and Commercial Bank of China Ltd., Class H1	10,319,000	5,823
Postal Savings Bank of China Co., Ltd., Class H	7,363,000	5,165
DBS Group Holdings, Ltd.	184,073	4,461
Banco Bilbao Vizcaya Argentaria, SA	738,810	4,416
Lufax Holding, Ltd. (ADR)[1]	760,315	4,281
Alpha Services and Holdings SA1	2,988,190	3,664
Credicorp, Ltd.[1]	28,683	3,501
Canara Bank[1]	1,280,630	3,445
East Money Information Co., Ltd., Class A1	568,680	3,311
Grupo Financiero Banorte, SAB de CV, Series O	413,062	2,683
Futu Holdings, Ltd. (ADR)[1,5]	61,496	2,663
Chubb, Ltd.	13,538	2,617
Axis Bank, Ltd.[1]	210,286	1,920
China Construction Bank Corp., Class H	2,259,000	1,564
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,336,017	1,536
Moscow Exchange MICEX-RTS PJSC	438,203	894

		539,933

Communication services 8.13%

Alphabet, Inc., Class C1	19,487	56,388
Alphabet, Inc., Class A1	4,282	12,405
Sea, Ltd., Class A (ADR)[1]	240,744	53,857
Tencent Holdings, Ltd.	770,700	45,150
Meta Platforms, Inc., Class A1	129,909	43,695
Netflix, Inc.[1]	52,882	31,858
América Móvil, SAB de CV, Series L (ADR)	1,213,470	25,616
Yandex NV, Class A1	361,818	21,890
Bharti Airtel, Ltd.[1]	1,730,201	15,916
Bharti Airtel, Ltd., interim shares[1]	80,154	380
Activision Blizzard, Inc.	151,781	10,098
Vodafone Group PLC	6,525,800	9,916
Bilibili, Inc., Class Z1	172,746	7,945
Bilibili, Inc., Class Z (ADR)[1,5]	26,258	1,218
MTN Group, Ltd.[1]	727,754	7,796
NetEase, Inc.	163,100	3,295
NetEase, Inc. (ADR)	29,800	3,033
JCDecaux SA1	176,638	4,424

74      American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Communication services (continued)

Indus Towers, Ltd.	1,319,168	$4,406
Informa PLC[1]	230,790	1,614
SoftBank Group Corp.	14,000	661

		361,561

Industrials 7.80%

Airbus SE, non-registered shares[1]	352,550	45,099
IMCD NV	105,137	23,305
Contemporary Amperex Technology Co., Ltd., Class A	192,095	17,722
Shenzhen Inovance Technology Co., Ltd., Class A	1,580,674	17,014
Wizz Air Holdings PLC[1]	294,372	16,687
Safran SA	129,764	15,905
International Container Terminal Services, Inc.	4,031,020	15,810
Larsen & Toubro Ltd.[1]	584,155	14,899
DSV A/S	62,716	14,666
Copa Holdings, SA, Class A1	168,055	13,891
General Electric Co.	132,056	12,475
Nidec Corp.	105,100	12,353
Rumo SA1	3,555,478	11,337
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,344,924	9,308
Carrier Global Corp.	140,000	7,594
Daikin Industries, Ltd.	33,200	7,530
TransDigm Group, Inc.[1]	10,897	6,933
SMC Corp.	10,100	6,813
Ryanair Holdings PLC (ADR)[1]	64,996	6,651
Spirax-Sarco Engineering PLC	27,742	6,027
Interpump Group SpA	80,948	5,940
InPost SA1	464,249	5,602
CCR SA, ordinary nominative shares	2,373,378	4,938
Boeing Company[1]	23,092	4,649
Centre Testing International Group Co., Ltd.	1,045,396	4,407
ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,192
Havells India, Ltd.	196,876	3,700
Raytheon Technologies Corp.	42,943	3,696
Epiroc AB, Class B	173,137	3,673
ABB, Ltd.	79,535	3,046
Fluidra, SA, non-registered shares	74,576	2,989
AirTAC International Group[1]	78,000	2,876
Hitachi, Ltd.	52,900	2,865
Atlas Copco AB, Class B	34,239	2,017
Air Lease Corp., Class A	43,438	1,921
Bharat Electronics Ltd.[1]	678,933	1,918
Bureau Veritas SA	54,130	1,798
China Merchants Port Holdings Co., Ltd.	768,000	1,399
Experian PLC	27,683	1,361
Haitian International Holdings, Ltd.	236,000	655
United Airlines Holdings, Inc.[1]	14,717	644
Hefei Meyer Optoelectronic Technology, Inc., Class A	97,000	570

		346,875

Materials 7.64%

Vale SA, ordinary nominative shares	2,398,005	33,564
Vale SA, ordinary nominative shares (ADR)	2,372,563	33,263
First Quantum Minerals, Ltd.	2,097,826	50,201
Freeport-McMoRan, Inc.	756,454	31,567
Sika AG	69,369	28,944
Asian Paints, Ltd.	537,055	24,441
Barrick Gold Corp.	514,267	9,771
Fortescue Metals Group, Ltd.	679,678	9,499
Linde PLC	26,140	9,056
Albemarle Corp.	38,585	9,020
Shin-Etsu Chemical Co., Ltd.	49,500	8,572

American Funds Insurance Series      75

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Materials (continued)

Shree Cement, Ltd.	22,299	$8,096
Givaudan SA	1,501	7,894
BASF SE	107,641	7,571
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	912,393	7,542
Koninklijke DSM NV	32,787	7,391
Wacker Chemie AG1	36,435	5,459
Pidilite Industries, Ltd.[1]	144,558	4,789
Ivanhoe Mines Ltd., Class A1	571,589	4,663
LANXESS AG	73,268	4,546
Yunnan Energy New Material Co., Ltd., Class A	107,800	4,235
Shandong Sinocera Functional Material Co., Ltd., Class A	626,700	4,186
Loma Negra Compania Industrial Argentina SA (ADR)[1]	565,048	3,769
SKSHU Paint Co., Ltd., Class A1	148,265	3,237
Arkema SA	21,254	2,997
SIG Combibloc Group AG	98,307	2,747
Alrosa PJSC	1,417,398	2,318
CCL Industries, Inc., Class B, nonvoting shares	39,906	2,140
Amcor PLC (CDI)	163,846	1,969
Navin Fluorine International, Ltd.	25,041	1,411
Celanese Corp.	7,800	1,311
Umicore SA	29,864	1,215
Impala Platinum Holdings, Ltd.	70,922	1,001
Anglo American PLC	22,331	912
Chr. Hansen Holding A/S	7,302	576

		339,873

Consumer staples 5.33%

Kweichow Moutai Co., Ltd., Class A	210,707	67,774
Bunge, Ltd.	158,997	14,844
Nestlé SA	101,606	14,211
Constellation Brands, Inc., Class A	52,891	13,274
Anheuser-Busch InBev SA/NV	188,368	11,403
British American Tobacco PLC	270,437	10,006
Carlsberg A/S, Class B	53,193	9,198
Avenue Supermarts, Ltd.[1]	134,844	8,474
Pernod Ricard SA	34,703	8,356
Wuliangye Yibin Co., Ltd., Class A	213,271	7,451
Raia Drogasil SA, ordinary nominative shares	1,495,270	6,523
Reckitt Benckiser Group PLC	63,575	5,457
ITC, Ltd.	1,831,504	5,372
Foshan Haitian Flavouring and Food Co., Ltd., Class A	302,930	4,996
Heineken NV	40,609	4,571
Dabur India, Ltd.	537,445	4,194
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	526,400	3,424
L’Oréal SA, non-registered shares	6,898	3,274
Yihai International Holding, Ltd.	677,000	3,130
Arca Continental, SAB de CV	466,800	2,976
Monde Nissin Corp.[1]	8,712,500	2,768
Mondelez International, Inc.	41,527	2,754
Shiseido Company, Ltd.	45,000	2,509
X5 Retail Group NV (GDR)	93,180	2,434
Kimberly-Clark de México, SAB de CV, Class A	1,578,095	2,390
Kimberly-Clark Corp.	16,061	2,295
Monster Beverage Corp.[1]	21,924	2,106
United Spirits, Ltd.[1]	167,058	2,019
Fomento Económico Mexicano, SAB de CV	239,333	1,862
Herbalife Nutrition, Ltd.[1]	42,822	1,753
Unilever PLC (EUR denominated)	32,294	1,730
Danone SA	23,668	1,471

76      American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer staples (continued)

Uni-Charm Corp.	26,400	$1,147
Diageo PLC	11,617	635
Wal-Mart de México, SAB de CV, Series V	122,379	455

		237,236

Energy 3.21%

Reliance Industries, Ltd.	2,645,387	84,275
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,357,177	25,882
Gazprom PJSC (ADR)	806,244	7,450
TotalEnergies SE	132,741	6,745
New Fortress Energy, Inc., Class A5	251,163	6,063
Rosneft Oil Company PJSC (GDR)	612,982	4,929
Royal Dutch Shell PLC, Class B	146,347	3,214
Chevron Corp.	22,384	2,627
BP PLC	333,742	1,493

		142,678

Utilities 1.54%

ENN Energy Holdings, Ltd.	2,017,300	37,979
AES Corp.	543,971	13,218
Engie SA	613,910	9,096
China Gas Holdings, Ltd.	2,276,000	4,729
Enel SpA	389,325	3,123
China Resources Gas Group, Ltd.	100,000	565

		68,710

Real estate 1.40%

American Tower Corp. REIT	45,487	13,305
Macrotech Developers, Ltd.[1]	766,547	12,720
ESR Cayman, Ltd.[1]	2,925,400	9,886
BR Malls Participacoes SA, ordinary nominative shares[1]	4,194,387	6,258
CK Asset Holdings, Ltd.	914,000	5,761
Shimao Services Holdings, Ltd.	6,485,187	4,508
CTP NV	210,395	4,479
China Overseas Land & Investment, Ltd.	967,000	2,289
Sunac Services Holdings, Ltd.	1,548,496	1,579
Longfor Group Holdings, Ltd.	296,000	1,393

		62,178

Total common stocks (cost: $2,592,259,000)		4,092,702

Preferred securities 0.93%

Consumer discretionary 0.24%

Volkswagen AG, nonvoting preferred shares	34,472	6,965
Getir BV, Series H, preferred shares[1,2,3,4]	7,768	3,500

		10,465

Materials 0.23%

Gerdau SA, preferred nominative shares	2,088,351	10,221

Industrials 0.20%

GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	1,367,880	4,182
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,5]	72,525	439
Azul SA, preferred nominative shares (ADR)[1]	337,989	4,461

		9,082

American Funds Insurance Series      77

New World Fund (continued)

Preferred securities (continued)

	Shares		Value (000)

Real estate 0.19%

QuintoAndar, Ltd., Series E, preferred shares[1,2,3,4]		32,657	$6,672
QuintoAndar, Ltd., Series E-1, preferred shares[1,2,3,4]		8,400	1,716
Ayala Land, Inc., preferred shares[2,3]		15,000,000	—	[7]

			8,388

Health care 0.05%

Grifols, SA, Class B, nonvoting non-registered preferred shares		179,977	2,072

Energy 0.02%

Petróleo Brasileiro SA (Petrobras), preferred nominative shares		189,783	969

Information technology 0.00%

Canva, Inc., Series A, noncumulative preferred shares[1,2,3,4]		34	58
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3,4]		1	2

			60

Total preferred securities (cost: $33,445,000)			41,257

Rights & warrants 0.02%

Materials 0.02%

Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,2,6]		124,600	832

Consumer discretionary 0.00%

Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]		105,741	116

Total rights & warrants (cost: $837,000)			948

	Principal amount (000)

Bonds, notes & other debt instruments 2.57%

Bonds & notes of governments & government agencies outside the U.S. 2.16%
Abu Dhabi (Emirate of) 2.50% 2029[6]		$1,000	1,040
Abu Dhabi (Emirate of) 1.70% 2031[6]		455	443
Angola (Republic of) 8.00% 2029[6]		2,270	2,246
Argentine Republic 1.00% 2029		385	140
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[8]		2,672	942
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[8]		4,190	1,346
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[8]		1,318	501
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[8]		5,900	2,092
Armenia (Republic of) 7.15% 2025		490	548
Bahrain (Kingdom of) 6.75% 2029[6]		500	540
Belarus (Republic of) 6.875% 2023		1,775	1,760
Belarus (Republic of) 5.875% 2026		230	204
Belarus (Republic of) 7.625% 2027		335	309
Colombia (Republic of) 4.50% 2026		280	294
Colombia (Republic of) 3.25% 2032		900	811
Colombia (Republic of) 7.375% 2037		1,090	1,273
Colombia (Republic of) 4.125% 2051		350	285
Costa Rica (Republic of) 6.125% 2031[6]		1,250	1,266
Costa Rica (Republic of) 6.125% 2031		393	398
Cote d’Ivoire (Republic of) 4.875% 2032		€150	165
Dominican Republic 6.875% 2026		$370	422
Dominican Republic 8.625% 2027[6]		575	687
Dominican Republic 11.375% 2029	DOP	12,800	278
Dominican Republic 5.30% 2041[6]		$303	300
Dominican Republic 7.45% 2044		1,400	1,661
Dominican Republic 7.45% 2044[6]		1,125	1,335

78      American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Dominican Republic 6.85% 2045	$320	$354
Dominican Republic 5.875% 2060[6]	280	270
Egypt (Arab Republic of) 5.75% 2024[6]	450	469
Egypt (Arab Republic of) 5.625% 2030	€260	268
Egypt (Arab Republic of) 5.875% 2031[6]	$365	324
Egypt (Arab Republic of) 7.625% 2032[6]	1,140	1,083
Egypt (Arab Republic of) 8.50% 2047	1,200	1,067
Egypt (Arab Republic of) 8.15% 2059[6]	900	771
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,430	975
Export-Import Bank of India 3.25% 2030	1,180	1,203
Georgia (Republic of) 2.75% 2026[6]	375	374
Ghana (Republic of) 8.125% 2026	315	292
Ghana (Republic of) 6.375% 2027	485	411
Ghana (Republic of) 7.875% 2027	200	176
Ghana (Republic of) 7.75% 2029[6]	1,125	945
Ghana (Republic of) 8.125% 2032	1,880	1,542
Honduras (Republic of) 6.25% 2027	1,600	1,736
Hungary (Republic of) 2.125% 2031[6]	770	759
Indonesia (Republic of) 6.625% 2037	700	979
Indonesia (Republic of) 5.25% 2042	840	1,056
Iraq (Republic of) 6.752% 2023	960	974
Jordan (Hashemite Kingdom of) 4.95% 2025[6]	600	621
Jordan (Hashemite Kingdom of) 5.75% 2027[6]	1,530	1,612
Jordan (Hashemite Kingdom of) 5.75% 2027	200	211
Kazakhstan (Republic of) 6.50% 2045[6]	800	1,149
Kenya (Republic of) 7.25% 2028	400	432
Kenya (Republic of) 8.25% 2048[6]	2,000	2,038
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	103
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	302
Oman (Sultanate of) 4.875% 2025[6]	$202	211
Oman (Sultanate of) 5.375% 2027	750	787
Oman (Sultanate of) 6.25% 2031[6]	890	975
Pakistan (Islamic Republic of) 8.25% 2025[6]	410	445
Pakistan (Islamic Republic of) 6.00% 2026[6]	380	381
Pakistan (Islamic Republic of) 6.875% 2027[6]	1,050	1,062
Pakistan (Islamic Republic of) 7.875% 2036	400	388
Panama (Republic of) 3.75% 2026[6]	1,380	1,468
Panama (Republic of) 4.50% 2047	1,155	1,276
Panama (Republic of) 4.50% 2050	400	442
Panama (Republic of) 4.30% 2053	400	431
Paraguay (Republic of) 5.00% 2026[6]	500	556
Paraguay (Republic of) 4.70% 2027[6]	800	889
Paraguay (Republic of) 4.70% 2027	500	556
Paraguay (Republic of) 4.95% 2031	320	360
Peru (Republic of) 3.00% 2034	425	424
Peru (Republic of) 6.55% 2037	1,070	1,462
Peru (Republic of) 3.55% 2051	370	386
Peru (Republic of) 2.78% 2060	565	497
PETRONAS Capital, Ltd. 4.55% 2050[6]	400	497
Philippines (Republic of) 1.648% 2031	780	757
Philippines (Republic of) 6.375% 2034	820	1,141
Philippines (Republic of) 3.95% 2040	900	1,007
Philippines (Republic of) 2.95% 2045	790	781
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	256
Qatar (State of) 4.50% 2028[6]	2,335	2,686
Qatar (State of) 4.50% 2028	800	920
Romania 2.00% 2032	€1,375	1,458
Romania 2.00% 2033	530	551
Romania 5.125% 2048[6]	$720	852
Russian Federation 4.25% 2027	1,000	1,083
Russian Federation 4.375% 2029[6]	800	883

American Funds Insurance Series    79

New World Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Russian Federation 5.10% 2035	$1,600	$1,890
Russian Federation 5.25% 2047	1,000	1,269
Senegal (Republic of) 4.75% 2028	€1,100	1,273
Serbia (Republic of) 3.125% 2027	850	1,034
South Africa (Republic of) 5.875% 2030	$1,710	1,910
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	650	591
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	450	239
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	364
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	651
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	800	402
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[6]	500	251
Tunisia (Republic of) 6.75% 2023	€310	296
Tunisia (Republic of) 6.75% 2023	215	205
Tunisia (Republic of) 5.625% 2024	710	644
Tunisia (Republic of) 5.75% 2025	$875	671
Turkey (Republic of) 6.375% 2025	475	465
Turkey (Republic of) 11.875% 2030	800	1,002
Turkey (Republic of) 5.875% 2031	1,170	1,042
Turkey (Republic of) 4.875% 2043	1,000	769
Turkey (Republic of) 5.75% 2047	2,205	1,787
Ukraine 8.994% 2024	200	200
Ukraine 7.75% 2027	2,328	2,216
Ukraine 9.75% 2028	700	710
Ukraine 7.375% 2032	2,180	1,951
United Mexican States 4.50% 2029	550	613
United Mexican States 4.75% 2032	870	986
United Mexican States 4.75% 2044	1,090	1,191
United Mexican States 3.75% 2071	400	361
United Mexican States, Series M, 7.50% 2027	MXN19,000	931
Venezuela (Bolivarian Republic of) 7.00% 2018[9]	$64	4
Venezuela (Bolivarian Republic of) 7.75% 2019[9]	1,149	75
Venezuela (Bolivarian Republic of) 6.00% 2020[9]	950	62
Venezuela (Bolivarian Republic of) 12.75% 2022[9]	85	6
Venezuela (Bolivarian Republic of) 9.00% 2023[9]	1,383	90
Venezuela (Bolivarian Republic of) 8.25% 2024[9]	299	19
Venezuela (Bolivarian Republic of) 7.65% 2025[9]	129	8
Venezuela (Bolivarian Republic of) 11.75% 2026[9]	64	4
Venezuela (Bolivarian Republic of) 9.25% 2027[9]	170	11
Venezuela (Bolivarian Republic of) 9.25% 2028[9]	319	21
Venezuela (Bolivarian Republic of) 11.95% 2031[9]	106	7
Venezuela (Bolivarian Republic of) 7.00% 2038[9]	107	7

		95,878

Corporate bonds, notes & loans 0.41%

Energy 0.12%

Oleoducto Central SA 4.00% 2027[6]	255	254
Petrobras Global Finance Co. 5.60% 2031	780	828
Petrobras Global Finance Co. 6.85% 2115	314	312
Petróleos Mexicanos 6.875% 2026	755	831
Petróleos Mexicanos 7.47% 2026	MXN2,800	124
Petróleos Mexicanos 6.49% 2027	$1,490	1,590
Petróleos Mexicanos 6.70% 2032[6]	622	630
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[6]	630	606

		5,175

Materials 0.08%

Braskem Idesa SAPI 7.45% 2029	775	804
Braskem Idesa SAPI 7.45% 2029[6]	300	311
Braskem Idesa SAPI 6.99% 2032[6]	350	352
CSN Islands XI Corp. 6.75% 2028	600	633

80      American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Materials (continued)

CSN Resources SA 7.625% 2026	$575	$604
GC Treasury Center Co., Ltd. 2.98% 2031[6]	200	203
Sasol Financing USA, LLC 5.875% 2024	500	522

		3,429

Financials 0.07%

Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	1,140	1,167
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity on 2/25/2027)[6,8]	600	600
Power Financial Corp., Ltd. 5.25% 2028	425	477
Power Financial Corp., Ltd. 6.15% 2028	432	509
Power Financial Corp., Ltd. 4.50% 2029	273	292
Power Financial Corp., Ltd. 3.35% 2031	310	306

		3,351

Consumer discretionary 0.04%

Alibaba Group Holding, Ltd. 2.125% 2031	263	254
Alibaba Group Holding, Ltd. 3.15% 2051	610	572
Meituan Dianping 3.05% 2030[6]	700	649
Sands China, Ltd. 4.375% 2030	220	225

		1,700

Communication services 0.03%

Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	343
PLDT, Inc. 2.50% 2031	210	209
Tencent Holdings, Ltd. 3.975% 2029	400	435
Tencent Holdings, Ltd. 3.24% 2050[6]	580	548

		1,535

Utilities 0.03%

AES Panama Generation Holdings SRL 4.375% 2030[6]	280	292
Empresas Publicas de Medellin ESP 4.25% 2029[6]	412	392
Empresas Publicas de Medellin ESP 4.375% 2031[6]	360	339
Instituto Costarricense de Electricidad 6.75% 2031[6]	235	238

		1,261

Industrials 0.02%

Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[6]	270	314
Mexico City Airport Trust 4.25% 2026	675	716

		1,030

Consumer staples 0.02%

MARB BondCo PLC 3.95% 2031[6]	600	574
Marfrig Global Foods SA 3.95% 2031	320	306
		880
Total corporate bonds, notes & loans		18,361
Total bonds, notes & other debt instruments (cost: $116,959,000)		114,239

Short-term securities 5.08%	Shares

Money market investments 4.87%

Capital Group Central Cash Fund 0.09%[10,11]	2,167,420	216,764

American Funds Insurance Series      81

New World Fund (continued)

Short-term securities (continued)

	Shares	Value (000)

Money market investments purchased with collateral from securities on loan 0.21%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[10,12]	4,512,604	$4,513
Capital Group Central Cash Fund 0.09%[10,11,12]	42,551	4,255
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	303,965	304

		9,072

Total short-term securities (cost: $225,820,000)		225,836

Total investment securities 100.62% (cost: $2,969,320,000)		4,474,982
Other assets less liabilities (0.62)%		(27,538)

Net assets 100.00%		$4,447,444

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2021 (000)
2 Year U.S. Treasury Note Futures	Short	20	March 2022	$(4,363)	$3
10 Year Ultra U.S. Treasury Note Futures	Short	89	March 2022	(13,033)	(175)
30 Year Ultra U.S. Treasury Bond Futures	Long	40	March 2022	7,885	136

					$(36)

Forward currency contracts

Contract amount				Unrealized depreciation
Currency purchased (000)	Currency sold (000)	Counterparty	Settlement date	at 12/31/2021 (000)
USD 3,203	EUR 2,830	Morgan Stanley	1/20/2022	$(20)

Investments in affiliates11

	affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	realized loss (000)	unrealized appreciation (000)	affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 4.97%
Money market investments 4.87%
Capital Group Central Cash Fund 0.09%[10]	$224,497	$672,312		$680,036	$(17)	$8	$216,764	$180
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 0.09%[10,12]	—	4,255	[13]				4,255	—	[14]

Total short-term securities							221,019

Total 4.97%					$(17)	$8	$221,019	$180

82      American Funds Insurance Series

New World Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $27,450,000, which represented .62% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[5]

All or a portion of this security was on loan. The total value of all such securities was $13,375,000, which represented .30% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,576,000, which represented 1.14% of the net assets of the fund.

[7]	Amount less than one thousand.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 12/31/2021.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Represents net activity. Refer to Note 5 for more information on securities lending.
[14]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	of net assets
QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$5,258	$6,672	.15%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,716	.04
Getir BV, Series H, preferred shares	5/27/2021	3,500	3,500	.08
Canva, Inc.	8/26/2021 -11/4/2021	656	656	.01
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	58	.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	2	.00

Total private placement securities		$11,190	$12,604	.28%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      83

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund)

Investment portfolio December 31, 2021

Common stocks 96.23%

	Shares	Value (000)

Information technology 19.89%

Microsoft Corp.	2,119,959	$712,985
Broadcom, Inc.	1,065,092	708,723
Intel Corp.	2,789,923	143,681
Apple, Inc.	749,784	133,139
ASML Holding NV (New York registered) (ADR)	153,042	121,843
Fidelity National Information Services, Inc.	711,905	77,704
Automatic Data Processing, Inc.	190,131	46,882
Visa, Inc., Class A	216,121	46,836
KLA Corp.	98,220	42,245
TE Connectivity, Ltd.	261,752	42,231
Applied Materials, Inc.	259,883	40,895
NetApp, Inc.	309,233	28,446
Paychex, Inc.	202,151	27,594
Mastercard, Inc., Class A	64,786	23,279
Motorola Solutions, Inc.	74,097	20,132
Texas Instruments, Inc.	94,512	17,813
QUALCOMM, Inc.	91,773	16,783
SAP SE (ADR)	114,413	16,030
EPAM Systems, Inc.[1]	9,314	6,226
Analog Devices, Inc.	23,155	4,070
Micron Technology, Inc.	26,591	2,477

		2,280,014

Health care 17.48%

UnitedHealth Group, Inc.	888,053	445,927
Pfizer, Inc.	4,243,621	250,586
CVS Health Corp.	2,273,753	234,560
Johnson & Johnson	1,100,169	188,206
Gilead Sciences, Inc.	1,685,700	122,399
Humana, Inc.	219,366	101,755
Abbott Laboratories	702,616	98,886
AstraZeneca PLC (ADR)	1,578,818	91,966
Eli Lilly and Company	280,377	77,446
Anthem, Inc.	165,153	76,555
Danaher Corp.	209,822	69,034
Cigna Corp.	277,429	63,706
Thermo Fisher Scientific, Inc.	60,232	40,189
GlaxoSmithKline PLC (ADR)[2]	652,446	28,773
Zimmer Biomet Holdings, Inc.	146,753	18,643
Merck & Co., Inc.	213,407	16,355
Novo Nordisk A/S, Class B (ADR)	145,965	16,348
Zoetis, Inc., Class A	55,996	13,665
Edwards Lifesciences Corp.[1]	89,412	11,583
Molina Healthcare, Inc.[1]	34,690	11,034
Baxter International, Inc.	119,734	10,278
Roche Holding AG (ADR)	191,483	9,898
Viatris, Inc.	309,977	4,194
Novartis AG (ADR)	29,792	2,606

		2,004,592

Financials 17.07%

BlackRock, Inc.	280,862	257,146
Marsh & McLennan Companies, Inc.	1,477,641	256,844
CME Group, Inc., Class A	952,534	217,616
JPMorgan Chase & Co.	1,276,682	202,163
PNC Financial Services Group, Inc.	572,524	114,802
Bank of America Corp.	2,241,996	99,746
Intercontinental Exchange, Inc.	622,909	85,195
Discover Financial Services	710,447	82,099
Capital One Financial Corp.	534,375	77,532
S&P Global, Inc.	132,929	62,733

84      American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)

	Shares	Value (000)

Financials (continued)

Nasdaq, Inc.	280,604	$58,930
Toronto-Dominion Bank	677,251	51,932
Truist Financial Corp.	839,908	49,177
Citizens Financial Group, Inc.	1,015,007	47,959
Travelers Companies, Inc.	306,249	47,906
Bank of Nova Scotia	639,317	45,833
Carlyle Group, Inc.	618,714	33,967
KeyCorp	1,344,377	31,095
KKR & Co., Inc.	347,190	25,866
Moody’s Corp.	65,889	25,735
Citigroup, Inc.	401,962	24,274
Wells Fargo & Company	431,515	20,704
Brookfield Asset Management, Inc., Class A	265,562	16,035
Fifth Third Bancorp	305,209	13,292
Everest Re Group, Ltd.	31,161	8,536

		1,957,117

Industrials 9.41%

CSX Corp.	3,819,151	143,600
Northrop Grumman Corp.	296,717	114,850
Lockheed Martin Corp.	290,616	103,288
L3Harris Technologies, Inc.	479,967	102,348
Union Pacific Corp.	378,488	95,353
Honeywell International, Inc.	368,630	76,863
Norfolk Southern Corp.	241,487	71,893
Caterpillar, Inc.	237,788	49,160
United Parcel Service, Inc., Class B	219,625	47,075
Raytheon Technologies Corp.	527,082	45,361
ABB, Ltd. (ADR)	904,226	34,514
PACCAR, Inc.	390,000	34,421
Equifax, Inc.	117,351	34,359
Waste Connections, Inc.	225,408	30,716
Republic Services, Inc.	157,677	21,988
Rockwell Automation	41,625	14,521
Johnson Controls International PLC	138,993	11,302
HEICO Corp.	71,986	10,382
RELX PLC (ADR)	287,360	9,371
Air Lease Corp., Class A	181,058	8,008
Cummins, Inc.	31,699	6,915
BAE Systems PLC (ADR)	169,388	5,045
Nidec Corp. (ADR)	118,363	3,493
Carrier Global Corp.	63,835	3,462

		1,078,288

Communication services 7.47%

Comcast Corp., Class A	7,950,389	400,143
Alphabet, Inc., Class C1	43,510	125,900
Alphabet, Inc., Class A1	23,911	69,271
Meta Platforms, Inc., Class A1	298,493	100,398
Verizon Communications, Inc.	1,546,894	80,377
Activision Blizzard, Inc.	725,837	48,290
AT&T, Inc.	1,106,412	27,218
Electronic Arts, Inc.	40,638	5,360

		856,957

Consumer discretionary 6.26%

Home Depot, Inc.	616,054	255,669
General Motors Company[1]	2,264,999	132,797
Darden Restaurants, Inc.	479,164	72,181
VF Corp.	800,122	58,585

American Funds Insurance Series      85

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary (continued)

Dollar General Corp.	159,611	$37,641
Wynn Resorts, Ltd.[1]	372,936	31,714
Amazon.com, Inc.[1]	6,764	22,553
TJX Companies, Inc.	294,695	22,373
Chipotle Mexican Grill, Inc.[1]	9,904	17,315
Marriott International, Inc., Class A1	90,940	15,027
NIKE, Inc., Class B	72,869	12,145
YUM! Brands, Inc.	61,975	8,606
Starbucks Corp.	64,559	7,551
McDonald’s Corp.	27,667	7,417
Target Corp.	27,747	6,422
Royal Caribbean Cruises, Ltd.[1]	77,150	5,933
Domino’s Pizza, Inc.	6,418	3,622

		717,551

Consumer staples 5.61%

Nestlé SA (ADR)	853,271	119,774
Keurig Dr Pepper, Inc.	2,043,845	75,336
Archer Daniels Midland Company	1,094,208	73,958
Mondelez International, Inc.	1,071,593	71,057
Conagra Brands, Inc.	1,241,167	42,386
Hormel Foods Corp.	743,373	36,284
Procter & Gamble Company	207,613	33,961
Church & Dwight Co., Inc.	294,392	30,175
Reckitt Benckiser Group PLC (ADR)	1,711,879	29,958
Kraft Heinz Company	782,631	28,097
Costco Wholesale Corp.	44,478	25,250
General Mills, Inc.	372,233	25,081
Unilever PLC (ADR)	375,851	20,217
Walgreens Boots Alliance, Inc.	351,887	18,355
Kimberly-Clark Corp.	59,250	8,468
Danone (ADR)	426,506	5,284

		643,641

Energy 4.36%

Chevron Corp.	937,492	110,015
Pioneer Natural Resources Company	446,017	81,121
Baker Hughes Co., Class A	3,073,144	73,940
ConocoPhillips	935,811	67,547
EOG Resources, Inc.	684,148	60,773
Exxon Mobil Corp.	511,484	31,298
Coterra Energy, Inc.	1,132,982	21,527
Enbridge, Inc.	496,460	19,401
TC Energy Corp.	398,990	18,569
Valero Energy Corp.	215,538	16,189

		500,380

Materials 3.38%

LyondellBasell Industries NV	884,714	81,597
Dow, Inc.	1,362,977	77,308
Nucor Corp.	564,327	64,418
Rio Tinto PLC (ADR)[2]	669,108	44,790
Linde PLC	124,156	43,011
Air Products and Chemicals, Inc.	92,564	28,164
Huntsman Corp.	488,698	17,046
Sherwin-Williams Company	38,831	13,675
Corteva, Inc.	221,486	10,472
Celanese Corp.	39,510	6,640

		387,121

86      American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)

	Shares	Value (000)

Utilities 2.84%

Exelon Corp.	1,518,667	$87,718
Sempra Energy	434,821	57,518
Entergy Corp.	424,589	47,830
NextEra Energy, Inc.	361,780	33,776
CMS Energy Corp.	438,140	28,501
Evergy, Inc.	295,519	20,275
Public Service Enterprise Group, Inc.	268,764	17,935
Edison International	173,784	11,861
Dominion Energy, Inc.	150,784	11,845
Xcel Energy, Inc.	116,833	7,910

		325,169

Real estate 2.46%

Digital Realty Trust, Inc. REIT	533,914	94,433
Regency Centers Corp. REIT	764,675	57,618
Alexandria Real Estate Equities, Inc. REIT	206,219	45,979
Mid-America Apartment Communities, Inc. REIT	148,230	34,010
American Tower Corp. REIT	71,386	20,881
Boston Properties, Inc. REIT	129,978	14,971
Extra Space Storage, Inc. REIT	63,512	14,400

		282,292

Total common stocks (cost: $8,137,294,000)		11,033,122

Convertible stocks 0.98%

Information technology 0.40%

Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	22,140	45,949

Health care 0.24%

Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	10,121	17,592
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[2]	197,800	10,434

		28,026

Utilities 0.22%

NextEra Energy, Inc., convertible preferred units, 5.279% 2023	336,900	19,385
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	41,000	2,374
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,967

		24,726

Financials 0.12%

KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	144,500	13,460

Total convertible stocks (cost: $92,500,000)		112,161

Short-term securities 2.98%

Money market investments 2.81%

Capital Group Central Cash Fund 0.09%[3,4]	3,218,378	321,870

American Funds Insurance Series      87

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Short-term securities (continued)

	Shares	Value (000)

Money market investments purchased with collateral from securities on loan 0.17%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[3,5]	9,833,226	$9,833
Capital Group Central Cash Fund 0.09%[3,4,5]	92,720	9,273
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	662,357	663

		19,769

Total short-term securities (cost: $341,597,000)		341,639

Total investment securities 100.19% (cost: $8,571,391,000)		11,486,922
Other assets less liabilities (0.19)%		(21,785)

Net assets 100.00%		$11,465,137

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 2.89%
Money market investments 2.81%
Capital Group Central Cash Fund 0.09%[3]	$178,532	$2,747,857		$2,604,532	$5	$8	$321,870	$158
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.09%[3,5]	—	9,273	[6]				9,273	—	[7]

Total short-term securities							331,143

Total 2.89%					$5	$8	$331,143	$158

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $89,518,000, which represented .78% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2021.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

88      American Funds Insurance Series

Capital World Growth and Income Fund (formerly Global Growth and Income Fund)

Investment portfolio December 31, 2021

Common stocks 95.36%

	Shares	Value (000)

Information technology 20.11%

Broadcom, Inc.	136,351	$90,729
Microsoft Corp.	268,851	90,420
Taiwan Semiconductor Manufacturing Company, Ltd.	3,255,800	72,372
ASML Holding NV	51,729	41,620
Tokyo Electron, Ltd.	58,900	33,938
Apple, Inc.	118,634	21,066
Accenture PLC, Class A	27,709	11,487
MediaTek, Inc.	254,000	10,925
Keyence Corp.	15,600	9,802
Delta Electronics, Inc.	753,000	7,485
EPAM Systems, Inc.[1]	9,246	6,180
Logitech International SA	72,348	6,104
Snowflake, Inc., Class A1	17,145	5,808
Capgemini SE	22,716	5,573
Fujitsu, Ltd.	31,700	5,437
Applied Materials, Inc.	32,607	5,131
Mastercard, Inc., Class A	13,216	4,749
Hexagon AB, Class B	289,046	4,595
Adobe, Inc.[1]	7,598	4,309
GlobalWafers Co., Ltd.	127,000	4,076
Advanced Micro Devices, Inc.[1]	27,570	3,967
OBIC Co., Ltd.	16,600	3,117
SK hynix, Inc.	26,182	2,885
PagSeguro Digital, Ltd., Class A1	102,692	2,693
Ceridian HCM Holding, Inc.[1]	25,738	2,689
Worldline SA, non-registered shares[1]	47,988	2,678
Micron Technology, Inc.	27,876	2,597
ServiceNow, Inc.[1]	3,886	2,522
Paycom Software, Inc.[1]	5,660	2,350
TE Connectivity, Ltd.	14,501	2,340
NortonLifeLock, Inc.	71,608	1,860
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[1]	1,179	1,623
Nomura Research Institute, Ltd.	36,900	1,583
RingCentral, Inc., Class A1	7,468	1,399
Samsung Electronics Co., Ltd.	20,872	1,375
SS&C Technologies Holdings, Inc.	12,082	990
Atlassian Corp. PLC, Class A1	2,187	834

		479,308

Financials 14.67%

Kotak Mahindra Bank, Ltd.	931,634	22,510
Zurich Insurance Group AG	47,679	20,951
AIA Group, Ltd.	2,050,799	20,672
Toronto-Dominion Bank (CAD denominated)	264,826	20,303
CME Group, Inc., Class A	80,532	18,398
ING Groep NV	1,262,761	17,600
Sberbank of Russia PJSC (ADR)	925,176	14,849
JPMorgan Chase & Co.	92,806	14,696
KBC Groep NV	131,857	11,328
Nasdaq, Inc.	50,753	10,659
HDFC Bank, Ltd.	468,575	9,325
HDFC Bank, Ltd. (ADR)	16,964	1,104
DNB Bank ASA	446,331	10,238
HDFC Life Insurance Company, Ltd.	1,030,738	9,007
PNC Financial Services Group, Inc.	43,101	8,643
BlackRock, Inc.	9,083	8,316
Ping An Insurance (Group) Company of China, Ltd., Class H	1,070,000	7,705
Ping An Insurance (Group) Company of China, Ltd., Class A	31,800	252
Blackstone, Inc., nonvoting shares	60,151	7,783
B3 SA-Brasil, Bolsa, Balcao	3,886,144	7,772
Intercontinental Exchange, Inc.	55,456	7,585

American Funds Insurance Series      89

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) (continued)

Common stocks (continued)

	Shares	Value (000)

Financials (continued)

Wells Fargo & Company	142,482	$6,836
S&P Global, Inc.	13,267	6,261
Macquarie Group, Ltd.	40,902	6,112
Lufax Holding, Ltd. (ADR)[1]	1,084,885	6,108
Discover Financial Services	49,680	5,741
Banco Santander, SA	1,589,003	5,320
Tradeweb Markets, Inc., Class A	51,782	5,185
Hong Kong Exchanges and Clearing, Ltd.	83,300	4,865
American International Group, Inc.	85,032	4,835
Citigroup, Inc.	68,153	4,116
Deutsche Bank AG1	307,073	3,852
St. James’s Place PLC	163,292	3,721
Bank of America Corp.	83,584	3,719
Moody’s Corp.	7,587	2,963
BNP Paribas SA	39,668	2,744
Berkshire Hathaway, Inc., Class B1	8,739	2,613
Legal & General Group PLC	643,174	2,590
FinecoBank SpA	145,321	2,554
Power Corporation of Canada, subordinate voting shares	75,066	2,480
China Pacific Insurance (Group) Co., Ltd., Class H	796,200	2,160
AXA SA	64,417	1,920
Marsh & McLennan Companies, Inc.	11,030	1,917
Morgan Stanley	19,050	1,870
Blue Owl Capital, Inc., Class A	119,174	1,777
Bajaj Finance, Ltd.	16,137	1,515
DBS Group Holdings, Ltd.	61,800	1,498
National Bank of Canada[2]	19,203	1,464
Tryg A/S	48,816	1,207
Swedbank AB, Class A	56,092	1,130
Aegon NV	204,110	1,021

		349,790

Health care 12.03%

Abbott Laboratories	286,270	40,290
UnitedHealth Group, Inc.	71,624	35,965
Thermo Fisher Scientific, Inc.	34,587	23,078
Gilead Sciences, Inc.	314,904	22,865
Novartis AG	206,328	18,178
Amgen, Inc.	62,337	14,024
Daiichi Sankyo Company, Ltd.	521,900	13,271
AstraZeneca PLC	89,259	10,485
Stryker Corp.	38,863	10,393
Pfizer, Inc.	140,643	8,305
Eli Lilly and Company	29,163	8,055
Centene Corp.[1]	86,477	7,126
Sanofi	70,085	7,068
PerkinElmer, Inc.	31,792	6,392
Olympus Corp.	237,100	5,461
Siemens Healthineers AG1	72,545	5,436
Medtronic PLC	43,425	4,492
Coloplast A/S, Class B	24,429	4,305
Guardant Health, Inc.[1]	36,431	3,644
Carl Zeiss Meditec AG, non-registered shares	16,485	3,469
Zoetis, Inc., Class A	12,774	3,117
Intuitive Surgical, Inc.[1]	8,085	2,905
Insulet Corp.[1]	10,829	2,881
DexCom, Inc.[1]	5,213	2,799
Baxter International, Inc.	27,735	2,381
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	274,710	2,200
Alcon, Inc.	24,235	2,147
Chugai Pharmaceutical Co., Ltd.	63,700	2,068

90      American Funds Insurance Series

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) (continued)

Common stocks (continued)

	Shares	Value (000)

Health care (continued)

Merck KGaA	7,610	$1,967
Illumina, Inc.[1]	4,940	1,879
Cigna Corp.	7,371	1,693
Novo Nordisk A/S, Class B	14,326	1,612
Edwards Lifesciences Corp.[1]	12,324	1,597
Vertex Pharmaceuticals, Inc.[1]	6,224	1,367
GlaxoSmithKline PLC	42,120	916
Hypera SA, ordinary nominative shares	179,438	911
M3, Inc.	17,700	891
CSL, Ltd.	2,472	523
Agilon Health, Inc.[1]	14,065	380
CanSino Biologics, Inc., Class H1	11,200	259

		286,795

Consumer discretionary 11.08%

LVMH Moët Hennessy-Louis Vuitton SE	44,206	36,589
Amazon.com, Inc.[1]	9,604	32,023
Home Depot, Inc.	74,629	30,972
General Motors Company[1]	412,329	24,175
Flutter Entertainment PLC[1]	63,146	9,993
Rivian Automotive, Inc., Class A1	82,794	8,585
Rivian Automotive, Inc., Class A1,3,4	11,070	1,044
Stellantis NV	478,108	9,080
Barratt Developments PLC	802,149	8,121
Midea Group Co., Ltd., Class A	698,797	8,093
MercadoLibre, Inc.[1]	5,656	7,627
Marriott International, Inc., Class A1	42,874	7,085
Sony Group Corp.	47,200	5,940
Chipotle Mexican Grill, Inc.[1]	3,354	5,864
Restaurant Brands International, Inc. (CAD denominated)	83,274	5,049
Restaurant Brands International, Inc.	12,226	742
Shimano, Inc.	21,600	5,757
Booking Holdings, Inc.[1]	2,169	5,204
Astra International Tbk PT	11,337,300	4,534
Compagnie Financière Richemont SA, Class A	29,716	4,466
Evolution AB	30,899	4,398
Moncler SpA	47,558	3,466
adidas AG	11,713	3,377
NIKE, Inc., Class B	20,021	3,337
EssilorLuxottica	13,676	2,915
Nokian Renkaat OYJ	66,103	2,506
Taylor Wimpey PLC	1,022,679	2,429
Darden Restaurants, Inc.	15,588	2,348
Industria de Diseño Textil, SA	56,688	1,841
Kindred Group PLC (SDR)	145,423	1,733
Target Corp.	5,981	1,384
Prosus NV, Class N	16,460	1,378
DraftKings, Inc., Class A1	49,904	1,371
Pan Pacific International Holdings Corp.	98,500	1,359
Tesla, Inc.[1]	1,209	1,278
Wayfair, Inc., Class A1	6,644	1,262
Kering SA	1,529	1,231
Meituan, Class B1	29,100	841
Just Eat Takeaway (GBP denominated)[1]	14,906	822
Wynn Macau, Ltd.[1,2]	946,400	773
Cazoo Group, Ltd., Class A1	117,813	710
InterContinental Hotels Group PLC[1]	10,909	706
Naspers, Ltd., Class N	4,292	666

American Funds Insurance Series      91

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer discretionary (continued)

Domino’s Pizza Enterprises, Ltd.	5,655	$486
Aptiv PLC[1]	2,518	415
Faurecia SA	984	47

		264,022

Industrials 9.01%

CSX Corp.	602,883	22,668
General Electric Co.	239,731	22,647
Airbus SE, non-registered shares[1]	161,342	20,639
Safran SA	73,809	9,047
Carrier Global Corp.	161,966	8,785
LIXIL Corp.	323,500	8,620
Deere & Company	24,478	8,393
Raytheon Technologies Corp.	83,021	7,145
BAE Systems PLC	913,120	6,795
Lockheed Martin Corp.	18,634	6,623
VINCI SA	57,984	6,133
Melrose Industries PLC	2,819,112	6,102
Compagnie de Saint-Gobain SA, non-registered shares	80,700	5,684
Recruit Holdings Co., Ltd.	93,600	5,673
Johnson Controls International PLC	58,928	4,791
L3Harris Technologies, Inc.	22,049	4,702
RELX PLC	133,116	4,328
TransDigm Group, Inc.[1]	6,748	4,294
Nidec Corp.	35,800	4,208
Schneider Electric SE1	18,727	3,677
ManpowerGroup, Inc.	33,145	3,226
Bunzl PLC	77,229	3,016
Caterpillar, Inc.	13,844	2,862
Eiffage SA	25,514	2,628
Stanley Black & Decker, Inc.	13,208	2,491
Ryanair Holdings PLC (ADR)[1]	21,553	2,206
Honeywell International, Inc.	10,330	2,154
Rockwell Automation	6,028	2,103
SMC Corp.	3,100	2,091
ASSA ABLOY AB, Class B	68,318	2,088
Daikin Industries, Ltd.	8,800	1,996
Union Pacific Corp.	7,669	1,932
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	439,500	1,745
Ritchie Bros. Auctioneers, Inc.	27,952	1,711
Adecco Group AG	32,531	1,664
ACS, Actividades de Construcción y Servicios, SA1	61,429	1,648
Atlas Copco AB, Class B	27,077	1,595
Interpump Group SpA	20,048	1,471
AB Volvo, Class B	59,393	1,378
Wizz Air Holdings PLC[1]	22,268	1,262
Brenntag SE	12,183	1,104
InPost SA1	65,667	792
Lilium NV, Class A1,2	59,454	412
Otis Worldwide Corp.	4,082	355

		214,884

Communication services 8.26%

Alphabet, Inc., Class C1	13,294	38,467
Alphabet, Inc., Class A1	6,704	19,422
Netflix, Inc.[1]	55,837	33,638
Meta Platforms, Inc., Class A1	70,173	23,603
Comcast Corp., Class A	368,104	18,527
SoftBank Corp.	1,296,103	16,389
Yandex NV, Class A1	193,646	11,716
NetEase, Inc.	380,300	7,681

92      American Funds Insurance Series

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) (continued)

Common stocks (continued)

	Shares	Value (000)

Communication services (continued)

Sea, Ltd., Class A (ADR)[1]	26,716	$5,977
Tencent Holdings, Ltd.	80,700	4,728
Universal Music Group NV	148,049	4,177
Cellnex Telecom, SA, non-registered shares	53,156	3,097
Bharti Airtel, Ltd.[1]	208,066	1,914
Bharti Airtel, Ltd., interim shares[1]	13,994	66
Omnicom Group, Inc.	24,376	1,786
Activision Blizzard, Inc.	26,125	1,738
ITV PLC[1]	1,096,106	1,640
Bilibili, Inc., Class Z1	25,345	1,166
Bilibili, Inc., Class Z (ADR)[1,2]	4,489	208
SoftBank Group Corp.	19,800	935

		196,875

Consumer staples 7.08%

Philip Morris International, Inc.	283,612	26,943
Nestlé SA	146,080	20,431
Ocado Group PLC[1]	812,478	18,453
Keurig Dr Pepper, Inc.	428,942	15,811
Kweichow Moutai Co., Ltd., Class A	31,600	10,164
British American Tobacco PLC	227,510	8,418
British American Tobacco PLC (ADR)	9,738	364
Swedish Match AB	1,042,224	8,307
Kroger Co.	167,474	7,580
Altria Group, Inc.	136,773	6,481
Heineken NV	51,210	5,764
Bunge, Ltd.	56,609	5,285
Imperial Brands PLC	213,360	4,668
Constellation Brands, Inc., Class A	18,117	4,547
Treasury Wine Estates, Ltd.	474,087	4,270
Danone SA	64,339	3,999
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	546,300	3,554
PepsiCo, Inc.	17,432	3,028
Arca Continental, SAB de CV	412,000	2,626
Mondelez International, Inc.	36,482	2,419
Ajinomoto Co., Inc.	69,100	2,101
ITC, Ltd.	651,059	1,910
Pernod Ricard SA	6,537	1,574

		168,697

Materials 4.92%

Vale SA, ordinary nominative shares	1,674,800	23,441
Vale SA, ordinary nominative shares (ADR)	974,038	13,656
Rio Tinto PLC	246,347	16,312
Fortescue Metals Group, Ltd.	1,124,633	15,718
Freeport-McMoRan, Inc.	203,451	8,490
Linde PLC	22,166	7,679
BHP Group PLC	151,886	4,522
Shin-Etsu Chemical Co., Ltd.	23,300	4,035
Albemarle Corp.	12,627	2,952
HeidelbergCement AG	40,935	2,774
Akzo Nobel NV	25,024	2,749
Dow, Inc.	47,548	2,697
Barrick Gold Corp. (CAD denominated)	138,973	2,642
CRH PLC	49,376	2,615
Amcor PLC (CDI)	165,731	1,992
Koninklijke DSM NV	7,690	1,734

American Funds Insurance Series      93

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) (continued)

Common stocks (continued)

	Shares	Value (000)

Materials (continued)

Lynas Rare Earths, Ltd.[1]	163,843	$1,212
Air Liquide SA, non-registered shares	6,630	1,157
Evonik Industries AG	28,154	913

		117,290

Energy 3.34%

Canadian Natural Resources, Ltd. (CAD denominated)	521,996	22,057
EOG Resources, Inc.	117,171	10,408
Gazprom PJSC (ADR)	1,084,575	10,022
TotalEnergies SE	110,306	5,605
TC Energy Corp. (CAD denominated)	111,856	5,202
Baker Hughes Co., Class A	215,538	5,186
Reliance Industries, Ltd.	161,241	5,137
BP PLC	994,134	4,447
ConocoPhillips	53,575	3,867
Suncor Energy, Inc.	89,850	2,248
Royal Dutch Shell PLC, Class B	98,951	2,173
Tourmaline Oil Corp.	41,394	1,336
Coterra Energy, Inc.	64,779	1,231
Lundin Energy AB1	20,939	752

		79,671

Utilities 2.82%

China Resources Gas Group, Ltd.	1,444,000	8,157
E.ON SE	544,715	7,561
DTE Energy Company	56,345	6,735
National Grid PLC	446,821	6,410
Iberdrola SA, non-registered shares[1]	536,381	6,357
Engie SA	418,841	6,206
NextEra Energy, Inc.	47,963	4,478
Enel SpA	551,606	4,425
Edison International	58,822	4,015
PG&E Corp.[1]	265,891	3,228
Power Grid Corporation of India, Ltd.	721,893	1,985
Entergy Corp.	16,397	1,847
Endesa, SA	76,908	1,769
Ørsted AS	11,362	1,453
AES Corp.	52,478	1,275
China Gas Holdings, Ltd.	578,200	1,201

		67,102

Real estate 2.04%

Crown Castle International Corp. REIT	76,898	16,052
Longfor Group Holdings, Ltd.	1,614,500	7,599
American Tower Corp. REIT	24,900	7,283
VICI Properties, Inc. REIT	166,637	5,017
Country Garden Services Holdings Co., Ltd.	772,968	4,629
Boston Properties, Inc. REIT	20,698	2,384
China Resources Mixc Lifestyle Services, Ltd.	417,600	1,947
Equinix, Inc. REIT	2,288	1,935
Sun Hung Kai Properties, Ltd.	81,500	989
Iron Mountain, Inc. REIT	14,006	733

		48,568

Total common stocks (cost: $1,660,965,000)		2,273,002

94      American Funds Insurance Series

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) (continued)

Preferred securities 0.74%

	Shares	Value (000)

Consumer discretionary 0.43%

Volkswagen AG, nonvoting preferred shares	51,509	$10,408

Financials 0.17%

Banco Bradesco SA, preferred nominative shares	1,048,670	3,617
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	184
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	61,516	176

		3,977

Information technology 0.11%

Samsung Electronics Co., Ltd., nonvoting preferred shares	42,831	2,565

Health care 0.03%

Grifols, SA, Class B, nonvoting non-registered preferred shares	72,318	832

Total preferred securities (cost: $21,946,000)		17,782

Convertible stocks 0.18%

Information technology 0.14%

Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,566	3,250

Financials 0.04%

2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[4]	900	941

Total convertible stocks (cost: $3,505,000)		4,191

Convertible bonds & notes 0.16%
	Principal amount (000)

Communication services 0.16%

Sea, Ltd., convertible notes, 2.375% 2025	$1,500	3,844

Total convertible bonds & notes (cost: $3,840,000)		3,844

Bonds, notes & other debt instruments 0.24%

Corporate bonds, notes & loans 0.20%

Health care 0.11%

Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,678
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,036

		2,714

Energy 0.05%

TransCanada PipeLines, Ltd. 5.10% 2049	800	1,057

Consumer discretionary 0.04%

General Motors Company 5.40% 2023	300	321
Royal Caribbean Cruises, Ltd. 11.50% 2025[4]	477	535

		856

Total corporate bonds, notes & loans		4,627

American Funds Insurance Series      95

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) (continued)

Bonds, notes & other debt instruments (continued)

		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 0.04%

United Mexican States, Series M, 8.00% 2023		MXN20,000	$991

Total bonds, notes & other debt instruments (cost: $5,624,000)			5,618

Short-term securities 3.12%

	Weighted average yield at acquisition

Commercial paper 2.55%

Bank of Montreal 1/31/2022	0.107%	$10,000	9,999
Canadian Imperial Bank of Commerce 1/14/2022[4]	0.125	10,000	10,000
LVMH Moët Hennessy Louis Vuitton, Inc. 2/14/2022[4]	0.118	10,800	10,799
Toronto-Dominion Bank 1/24/2022[4]	0.058	30,000	29,998

			60,796

		Shares

Money market investments 0.54%

Capital Group Central Cash Fund 0.09%[5,6]		129,879	12,989

Money market investments purchased with collateral from securities on loan 0.03%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]		310,193	310
Capital Group Central Cash Fund 0.09%[5,6,7]		2,925	293
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]		20,894	21

			624

Total short-term securities (cost: $74,409,000)			74,409

Total investment securities 99.80% (cost: $1,770,289,000)			2,378,846
Other assets less liabilities 0.20%			4,809

Net assets 100.00%			$2,383,655

96      American Funds Insurance Series

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) (continued)

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 0.55%
Money market investments 0.54%
Capital Group Central Cash Fund 0.09%[5]	$66,489	$566,964		$620,462	$5	$(7)	$12,989	$50
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 0.09%[5,7]	—	293	[8]				293	—	[9]

Total short-term securities							13,282

Total 0.55%					$5	$(7)	$13,282	$50

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $2,444,000, which represented .10% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,044,000, which represented .04% of the net assets of the fund.
[4]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $53,317,000, which represented 2.24% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 12/31/2021.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

SDR = Swedish Depositary Receipts

See notes to financial statements.

American Funds Insurance Series      97

Growth-Income Fund

Investment portfolio December 31,2021

Common stocks 95.86%

	Shares	Value (000)

Information technology 23.94%

Microsoft Corp.	10,125,024	$3,405,248
Broadcom, Inc.	2,238,001	1,489,188
Mastercard, Inc., Class A	1,656,021	595,042
Apple, Inc.	2,608,900	463,262
Accenture PLC, Class A	991,200	410,902
Visa, Inc., Class A	1,567,091	339,604
ASML Holding NV	254,068	204,418
ASML Holding NV (New York registered) (ADR)	147,800	117,669
Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	304,355
Automatic Data Processing, Inc.	845,000	208,360
Concentrix Corp.	904,367	161,538
Applied Materials, Inc.	950,400	149,555
Fidelity National Information Services, Inc.	1,268,981	138,509
ServiceNow, Inc.[1]	205,938	133,676
Cognizant Technology Solutions Corp., Class A	1,489,400	132,140
Global Payments, Inc.	973,628	131,615
Ceridian HCM Holding, Inc.[1]	1,240,574	129,590
QUALCOMM, Inc.	708,211	129,511
GoDaddy, Inc., Class A1	1,402,444	119,011
Analog Devices, Inc.	629,402	110,630
Micron Technology, Inc.	1,140,549	106,242
Adobe, Inc.[1]	175,373	99,447
Intel Corp.	1,884,384	97,046
FleetCor Technologies, Inc.[1]	420,507	94,126
Euronet Worldwide, Inc.[1]	763,602	90,999
MKS Instruments, Inc.	481,000	83,776
Shopify, Inc., Class A, subordinate voting shares[1]	60,000	82,643
Atlassian Corp. PLC, Class A1	199,100	75,915
Affirm Holdings, Inc., Class A1	693,650	69,753
KLA Corp.	155,000	66,667
TELUS International (Cda), Inc., subordinate voting shares[1]	1,879,800	62,146
Texas Instruments, Inc.	308,278	58,101
Datadog, Inc., Class A1	314,200	55,962
Fiserv, Inc.[1]	536,700	55,704
Snowflake, Inc., Class A1	160,000	54,200
Block, Inc., Class A1	301,422	48,683
Dye & Durham, Ltd.	1,322,100	46,908
Lam Research Corp.	62,390	44,868
Samsung Electronics Co., Ltd.	570,000	37,545
Trimble, Inc.[1]	413,300	36,036
StoneCo, Ltd., Class A1	1,659,500	27,979
VeriSign, Inc.[1]	61,000	15,483

		10,284,052

Communication services 14.77%

Alphabet, Inc., Class A1	393,780	1,140,796
Alphabet, Inc., Class C1	352,067	1,018,738
Meta Platforms, Inc., Class A1	4,489,266	1,509,964
Netflix, Inc.[1]	2,288,284	1,378,554
Comcast Corp., Class A	14,034,950	706,379
Charter Communications, Inc., Class A1	440,020	286,880
Electronic Arts, Inc.	1,168,000	154,059
Tencent Holdings, Ltd.	1,782,100	104,400
Activision Blizzard, Inc.	687,264	45,724

		6,345,494

Health care 11.58%

UnitedHealth Group, Inc.	2,508,200	1,259,468
Abbott Laboratories	6,794,592	956,271
Gilead Sciences, Inc.	5,288,700	384,012
Novo Nordisk A/S, Class B	2,446,056	275,235
Amgen, Inc.	1,036,000	233,069

98      American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care (continued)

Thermo Fisher Scientific, Inc.	336,353	$224,428
Anthem, Inc.	474,750	220,066
Humana, Inc.	415,407	192,691
AstraZeneca PLC	1,249,112	146,722
AstraZeneca PLC (ADR)	721,200	42,010
AbbVie, Inc.	1,296,036	175,483
PerkinElmer, Inc.	769,600	154,736
GlaxoSmithKline PLC	6,402,300	139,225
Medtronic PLC	860,000	88,967
Edwards Lifesciences Corp.[1]	604,506	78,314
Eli Lilly and Company	248,703	68,697
Guardant Health, Inc.[1]	555,900	55,601
Royalty Pharma PLC, Class A	1,170,161	46,631
Vertex Pharmaceuticals, Inc.[1]	192,000	42,163
Stryker Corp.	148,897	39,818
Roche Holding AG, nonvoting non-registered shares	93,081	38,726
Seagen, Inc.[1]	215,292	33,284
AmerisourceBergen Corp.	192,000	25,515
Zimmer Biomet Holdings, Inc.	198,766	25,251
NovoCure, Ltd.[1]	193,600	14,535
Vir Biotechnology, Inc.[1]	258,400	10,819

		4,971,737

Consumer discretionary 10.39%

Amazon.com, Inc.[1]	433,108	1,444,129
General Motors Company[1]	8,736,000	512,192
MercadoLibre, Inc.[1]	250,000	337,100
Home Depot, Inc.	667,661	277,086
Royal Caribbean Cruises, Ltd.[1]	2,765,845	212,693
Hilton Worldwide Holdings, Inc.[1]	1,337,320	208,609
Wyndham Hotels & Resorts, Inc.	2,093,300	187,664
Dollar Tree Stores, Inc.[1]	1,325,018	186,191
Rivian Automotive, Inc., Class A1,2	1,075,659	111,535
Rivian Automotive, Inc., Class A1,3,4	199,291	18,805
NVR, Inc.[1]	15,904	93,975
Chipotle Mexican Grill, Inc.[1]	53,110	92,850
Lowe’s Companies, Inc.	345,000	89,176
Dollar General Corp.	368,755	86,963
Kering SA	101,695	81,845
Ford Motor Co.[1]	3,848,000	79,923
Aptiv PLC[1]	427,399	70,499
Hasbro, Inc.	558,000	56,793
McDonald’s Corp.	198,000	53,078
DoorDash, Inc., Class A1	310,000	46,159
Darden Restaurants, Inc.	296,000	44,589
Starbucks Corp.	367,800	43,022
CarMax, Inc.[1]	300,000	39,069
Lear Corp.	188,000	34,395
VF Corp.	390,000	28,556
YUM! Brands, Inc.	196,630	27,304

		4,464,200

Industrials 10.29%

Raytheon Technologies Corp.	6,196,850	533,301
Carrier Global Corp.	6,905,267	374,542
Northrop Grumman Corp.	733,200	283,800
TFI International, Inc.	2,436,287	273,132
Woodward, Inc.	2,204,500	241,305
General Electric Co.	2,551,781	241,067
Airbus SE, non-registered shares[1]	1,617,590	206,925
Waste Connections, Inc.	1,516,231	206,617
TransDigm Group, Inc.[1]	302,520	192,487

American Funds Insurance Series      99

Growth-Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Industrials (continued)

General Dynamics Corp.	848,975	$176,986
Union Pacific Corp.	697,700	175,771
Norfolk Southern Corp.	482,759	143,722
CSX Corp.	3,681,700	138,432
Old Dominion Freight Line, Inc.	350,000	125,433
ITT, Inc.	1,204,930	123,132
Waste Management, Inc.	625,300	104,363
Equifax, Inc.	354,108	103,679
BWX Technologies, Inc.	2,159,505	103,397
L3Harris Technologies, Inc.	446,960	95,310
Air Lease Corp., Class A	2,097,300	92,764
Honeywell International, Inc.	409,067	85,294
Fortive Corp.	1,085,000	82,775
Lockheed Martin Corp.	230,000	81,744
Safran SA	539,713	66,153
Ryanair Holdings PLC (ADR)[1]	445,550	45,593
Ryanair Holdings PLC[1]	611,907	10,624
Fastenal Co.	635,000	40,678
Montana Aerospace AG1	658,516	24,463
Otis Worldwide Corp.	268,100	23,343
Cummins, Inc.	100,000	21,814

		4,418,646

Financials 9.36%

JPMorgan Chase & Co.	4,714,632	746,562
Marsh & McLennan Companies, Inc.	1,744,801	303,281
Chubb, Ltd.	1,239,153	239,541
Aon PLC, Class A	702,062	211,012
BlackRock, Inc.	205,800	188,422
PNC Financial Services Group, Inc.	928,464	186,176
Intercontinental Exchange, Inc.	1,346,662	184,183
S&P Global, Inc.	357,338	168,638
Moody’s Corp.	425,900	166,348
Arthur J. Gallagher & Co.	966,650	164,011
American International Group, Inc.	2,851,000	162,108
Discover Financial Services	1,019,080	117,765
KeyCorp	4,886,953	113,035
Bank of America Corp.	2,445,755	108,812
Nasdaq, Inc.	499,700	104,942
State Street Corp.	1,077,260	100,185
Hong Kong Exchanges and Clearing, Ltd.	1,659,500	96,920
CME Group, Inc., Class A	409,200	93,486
Webster Financial Corp.	1,601,139	89,408
Power Corporation of Canada, subordinate voting shares	2,443,100	80,732
B3 SA-Brasil, Bolsa, Balcao	39,829,500	79,659
Charles Schwab Corp.	879,000	73,924
Travelers Companies, Inc.	443,055	69,307
Truist Financial Corp.	870,732	50,981
Signature Bank[1]	139,521	45,131
Morgan Stanley	431,267	42,333
Citizens Financial Group, Inc.	728,750	34,433

		4,021,335

Materials 4.43%

Linde PLC	1,010,978	350,233
Vale SA, ordinary nominative shares (ADR)	17,488,480	245,188
Vale SA, ordinary nominative shares	3,404,848	47,656
LyondellBasell Industries NV	2,760,446	254,596
Air Products and Chemicals, Inc.	825,991	251,316
Celanese Corp.	1,250,900	210,226
International Flavors & Fragrances, Inc.	1,075,001	161,949
Freeport-McMoRan, Inc.	3,803,000	158,699

100      American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Materials (continued)

Dow, Inc.	1,650,000	$93,588
Sherwin-Williams Company	162,300	57,156
Barrick Gold Corp.	2,373,000	45,087
Allegheny Technologies, Inc.[1]	1,769,447	28,187

		1,903,881

Consumer staples 3.19%

Philip Morris International, Inc.	5,517,126	524,127
Keurig Dr Pepper, Inc.	5,357,676	197,484
British American Tobacco PLC	4,663,859	172,559
Nestlé SA	731,589	102,320
Anheuser-Busch InBev SA/NV	1,358,211	82,218
Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	75,102
General Mills, Inc.	968,800	65,278
Mondelez International, Inc.	945,300	62,683
Church & Dwight Co., Inc.	424,500	43,511
Constellation Brands, Inc., Class A	100,700	25,273
Kraft Heinz Company	567,200	20,362

		1,370,917

Energy 3.14%

Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	335,840
Chevron Corp.	1,813,200	212,779
EOG Resources, Inc.	2,215,000	196,758
ConocoPhillips	2,699,104	194,821
Baker Hughes Co., Class A	7,686,224	184,931
Equitrans Midstream Corp.	10,215,807	105,631
TC Energy Corp. (CAD denominated)	1,821,019	84,692
Exxon Mobil Corp.	500,000	30,595
Weatherford International[1]	128,424	3,560

		1,349,607

Utilities 2.47%

Edison International	2,508,200	171,185
AES Corp.	6,608,200	160,579
Enel SpA	18,469,069	148,157
Entergy Corp.	966,900	108,921
PG&E Corp.[1]	8,919,700	108,285
Sempra Energy	750,000	99,210
Exelon Corp.	1,576,100	91,036
CenterPoint Energy, Inc.	2,840,104	79,267
CMS Energy Corp.	918,200	59,729
Evergy, Inc.	463,246	31,783

		1,058,152

Real estate 2.30%

Equinix, Inc. REIT	514,777	435,419
Crown Castle International Corp. REIT	883,033	184,324
VICI Properties, Inc. REIT[2]	5,878,938	177,015
MGM Growth Properties LLC REIT, Class A	3,996,000	163,237
Digital Realty Trust, Inc. REIT	160,000	28,299

		988,294

Total common stocks (cost: $22,026,883,000)		41,176,315

Convertible stocks 1.34%

Health care 0.65%

Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	172,448
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	61,857	107,518

		279,966

American Funds Insurance Series      101

Growth-Income Fund (continued)

Convertible stocks (continued)

	Shares	Value (000)

Information technology 0.50%

Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	$213,315

Consumer discretionary 0.10%

Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	43,901

Financials 0.08%

KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	390,600	36,384

Industrials 0.01%

Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[2]	35,448	3,871

Total convertible stocks (cost: $347,295,000)		577,437

Bonds, notes & other debt instruments 0.02%

	Principal amount (000)

Corporate bonds, notes & loans 0.02%

Industrials 0.01%

Boeing Company 4.875% 2025	$4,706	5,152

Consumer discretionary 0.01%

General Motors Financial Co. 4.30% 2025	160	173
General Motors Financial Co. 5.25% 2026	827	928

		1,101

Energy 0.00%

Weatherford International, Ltd. 11.00% 2024[4]	637	657

Total corporate bonds, notes & loans		6,910

Total bonds, notes & other debt instruments (cost: $6,212,000)		6,910

Short-term securities 3.04%

	Shares

Money market investments 2.84%

Capital Group Central Cash Fund 0.09%[5,6]	12,206,384	1,220,761

Money market investments purchased with collateral from securities on loan 0.20%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	41,513,132	41,513
Capital Group Central Cash Fund 0.09%[5,6,7]	391,441	39,148
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]	2,796,285	2,796

		83,457

Total short-term securities (cost: $1,304,022,000)		1,304,218

Total investment securities 100.26% (cost: $23,684,412,000)		43,064,880
Other assets less liabilities (0.26)%		(112,395)

Net assets 100.00%		$42,952,485

102      American Funds Insurance Series

Growth-Income Fund (continued)

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 2.93%
Money market investments 2.84%
Capital Group Central Cash Fund 0.09%[5]	$1,005,764	$6,747,287		$6,532,241	$(41)	$(8)	$1,220,761	$857
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 0.09%[5,7]	—	39,148	[8]				39,148	—	[9]

Total short-term securities							1,259,909

Total 2.93%					$(41)	$(8)	$1,259,909	$857

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $91,976,000, which represented .21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $18,805,000, which represented .04% of the net assets of the fund.
[4]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,462,000, which represented .05% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 12/31/2021.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series      103

International Growth and Income Fund

Investment portfolio December 31, 2021

Common stocks 91.67%

	Shares	Value (000)

Financials 17.66%

AXA SA	166,169	$4,954
EQT AB	84,290	4,599
Toronto-Dominion Bank (CAD denominated)	55,026	4,219
Ping An Insurance (Group) Company of China, Ltd., Class H	544,500	3,921
AIA Group, Ltd.	378,800	3,818
HDFC Bank, Ltd.	162,019	3,224
Hong Kong Exchanges and Clearing, Ltd.	42,500	2,482
Sberbank of Russia PJSC (ADR)	150,727	2,419
Société Générale	66,336	2,281
Euronext NV	19,767	2,054
KBC Groep NV	21,168	1,819
DNB Bank ASA	74,495	1,709
Partners Group Holding AG	989	1,642
Prudential PLC	94,788	1,635
Zurich Insurance Group AG	3,298	1,449
HDFC Life Insurance Company, Ltd.	155,156	1,356
UniCredit SpA	85,931	1,325
Aon PLC, Class A	4,311	1,296
Skandinaviska Enskilda Banken AB, Class A	85,756	1,194
London Stock Exchange Group PLC	12,357	1,159
UBS Group AG	61,966	1,117
DBS Group Holdings, Ltd.	44,700	1,083
3i Group PLC	52,180	1,023
Banco Santander, SA	291,373	975
Kotak Mahindra Bank, Ltd.	38,175	922
Bank of Nova Scotia (CAD denominated)	12,583	891
Fairfax Financial Holdings, Ltd., subordinate voting shares	1,686	829
Brookfield Asset Management, Inc., Class A (CAD denominated)	13,447	812
CaixaBank, SA1	294,385	809
Banco Bilbao Vizcaya Argentaria, SA	128,854	770
Banca Generali SpA	16,866	744
Moscow Exchange MICEX-RTS PJSC	359,371	733
QBE Insurance Group, Ltd.	78,766	650
Aviva PLC	116,201	646
Macquarie Group, Ltd.	4,195	627
FinecoBank SpA	35,022	615
Islandsbanki hf.[1]	608,273	592
Investor AB, Class B	22,996	580
Discovery, Ltd.[1]	58,697	529
Intesa Sanpaolo SpA	202,500	524
Allfunds Group PLC[1]	26,191	516
Grupo Financiero Banorte, SAB de CV, Series O	70,936	461
Postal Savings Bank of China Co., Ltd., Class H	636,000	446
B3 SA-Brasil, Bolsa, Balcao	216,504	433
ICICI Securities, Ltd.	34,073	363
ING Groep NV	17,945	250
China Merchants Bank Co., Ltd., Class H	23,000	179
ICICI Bank, Ltd. (ADR)	8,627	171

		66,845

Information technology 15.82%

Taiwan Semiconductor Manufacturing Company, Ltd.	666,000	14,804
ASML Holding NV	11,356	9,137
Tokyo Electron, Ltd.	12,400	7,145
Broadcom, Inc.	6,152	4,094
MediaTek, Inc.	84,000	3,613
Samsung Electronics Co., Ltd.	41,052	2,704
Edenred SA	50,432	2,329
Keyence Corp.	2,900	1,822
SAP SE	9,669	1,375
Kingdee International Software Group Co., Ltd.[1]	445,000	1,370
Nokia Corp.[1]	198,935	1,263

104      American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Information technology (continued)

Logitech International SA	14,120	$1,191
Vanguard International Semiconductor Corp.	206,000	1,176
ITOCHU Techno-Solutions Corp.	32,800	1,055
Amadeus IT Group SA, Class A, non-registered shares[1]	15,420	1,047
TDK Corp.	25,200	984
SK hynix, Inc.	5,419	597
STMicroelectronics NV	10,769	532
Halma PLC	11,655	505
PagSeguro Digital, Ltd., Class A1	18,278	479
Nexi SpA[1]	24,528	391
Infosys, Ltd. (ADR)	13,724	347
AVEVA Group PLC	7,355	339
Worldline SA, non-registered shares[1]	5,273	294
Nemetschek SE	1,820	234
Nomura Research Institute, Ltd.	5,300	227
Nice, Ltd. (ADR)[1]	745	226
Fujitsu, Ltd.	1,000	172
Lightspeed Commerce, Inc., subordinate voting shares[1]	2,166	88
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	1,792	72
Otsuka Corp.	2,500	119
Capita PLC[1]	177,406	88
DLocal, Ltd., Class A1	2,309	82

		59,901

Industrials 12.05%

Airbus SE, non-registered shares[1]	49,147	6,287
SMC Corp.	4,500	3,035
BAE Systems PLC	365,430	2,719
ABB, Ltd.	68,957	2,641
Alliance Global Group, Inc.	7,814,200	1,808
LIXIL Corp.	67,400	1,796
SITC International Holdings Co., Ltd.	488,000	1,765
Lifco AB, Class B	53,600	1,606
Husqvarna AB, Class B	96,797	1,552
RELX PLC	44,588	1,450
Ryanair Holdings PLC (ADR)[1]	13,434	1,375
CCR SA, ordinary nominative shares	659,442	1,372
Deutsche Post AG	20,123	1,295
IMCD NV	5,722	1,268
Daikin Industries, Ltd.	5,500	1,247
Bunzl PLC	27,867	1,088
Cathay Pacific Airways, Ltd.[1]	1,317,000	1,079
Storskogen Group AB, Class B1	148,922	1,004
Safran SA	7,743	949
Siemens AG1	5,132	892
Kone OYJ, Class B	12,219	877
InPost SA1	72,694	877
Experian PLC	17,314	851
Interpump Group SpA	11,310	830
Epiroc AB, Class A	19,321	490
Epiroc AB, Class B	10,286	218
Waste Connections, Inc. (CAD denominated)	5,192	708
BELIMO Holding AG	1,088	693
Rheinmetall AG	7,289	689
TFI International, Inc. (CAD denominated)	5,854	657
Coor Service Management Holding AB	57,898	530
Wizz Air Holdings PLC[1]	9,173	520
Meggitt PLC[1]	38,316	383
AB Volvo, Class B	15,927	370
Contemporary Amperex Technology Co., Ltd., Class A	2,100	194

American Funds Insurance Series      105

International Growth and Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Industrials (continued)

Daimler Truck Holding AG1	5,233	$192
ACS, Actividades de Construcción y Servicios, SA1	6,430	173
Hitachi, Ltd.	2,400	130

		45,610

Consumer discretionary 11.65%

Evolution AB	42,578	6,061
LVMH Moët Hennessy-Louis Vuitton SE	5,756	4,764
Coupang, Inc., Class A1	100,186	2,944
Stellantis NV	151,469	2,877
Renault SA1	74,525	2,592
Prosus NV, Class N	22,234	1,861
B&M European Value Retail SA	213,880	1,835
Wynn Macau, Ltd.[1]	1,954,800	1,597
Restaurant Brands International, Inc. (CAD denominated)	25,729	1,560
Li Ning Co., Ltd.	124,000	1,357
Sands China, Ltd.[1]	540,000	1,258
InterContinental Hotels Group PLC[1]	19,112	1,237
D’Ieteren Group[1]	6,180	1,207
Valeo SA, non-registered shares	39,137	1,184
EssilorLuxottica	5,466	1,165
Barratt Developments PLC	101,945	1,032
Sodexo SA	11,425	1,002
OPAP SA	66,578	945
Paltac Corp.	21,700	893
Daimler AG1	10,900	839
Industria de Diseño Textil, SA	24,641	800
MGM China Holdings, Ltd.[1]	1,148,000	696
Compagnie Financière Richemont SA, Class A	4,422	665
Americanas SA, ordinary nominative shares[1]	96,134	545
Kindred Group PLC (SDR)	44,778	534
adidas AG	1,423	410
Entain PLC[1]	17,515	399
Domino’s Pizza Enterprises, Ltd.	4,056	348
JD.com, Inc., Class A1	9,550	336
Games Workshop Group PLC	2,455	331
Kering SA	286	230
Nitori Holdings Co., Ltd.	1,200	180
Naspers, Ltd., Class N	816	127
MercadoLibre, Inc.[1]	87	117
Pop Mart International Group, Ltd.	19,000	109
Grab Holdings, Ltd., Class A1	8,914	64

		44,101

Consumer staples 9.77%

British American Tobacco PLC	207,956	7,694
Philip Morris International, Inc.	55,234	5,247
Nestlé SA	30,215	4,226
Kweichow Moutai Co., Ltd., Class A	12,100	3,892
Associated British Foods PLC	84,235	2,289
Anheuser-Busch InBev SA/NV	37,328	2,259
Pernod Ricard SA	8,248	1,986
Carlsberg A/S, Class B	11,155	1,929
Ocado Group PLC[1]	67,396	1,531
Wuliangye Yibin Co., Ltd., Class A	40,300	1,408
Foshan Haitian Flavouring and Food Co., Ltd., Class A	65,104	1,074
Reckitt Benckiser Group PLC	12,218	1,049
L’Oréal SA, non-registered shares	1,160	551
Unilever PLC (GBP denominated)	7,740	413
Unilever PLC (EUR denominated)	1,561	84
Yihai International Holding, Ltd.	67,000	310
Arca Continental, SAB de CV	43,200	275

106      American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer staples (continued)

Danone SA	4,133	$257
Dabur India, Ltd.	23,930	187
Avenue Supermarts, Ltd.[1]	2,332	146
X5 Retail Group NV (GDR)	4,521	120
Shiseido Company, Ltd.	1,200	67

		36,994

Health care 7.25%

AstraZeneca PLC	70,219	8,248
Sanofi	32,369	3,264
Novo Nordisk A/S, Class B	20,737	2,333
GlaxoSmithKline PLC	104,148	2,265
Bayer AG	34,814	1,863
Siemens Healthineers AG1	19,397	1,454
Shionogi & Co., Ltd.	19,300	1,363
Koninklijke Philips NV (EUR denominated)	24,141	900
Novartis AG	8,954	789
CanSino Biologics, Inc., Class H1,2	28,600	661
Hutchmed China, Ltd. (ADR)[1]	17,864	627
Mettler-Toledo International, Inc.[1]	350	594
BioNTech SE (ADR)[1]	2,069	533
Sonova Holding AG	1,311	515
Grifols, SA, Class B (ADR)	39,407	443
Genus PLC	6,606	441
BeiGene, Ltd. (ADR)[1]	1,336	362
Roche Holding AG, nonvoting non-registered shares	666	277
Takeda Pharmaceutical Company, Ltd.	9,500	259
Hypera SA, ordinary nominative shares	28,197	143
M3, Inc.	2,500	126

		27,460

Materials 4.40%

Vale SA, ordinary nominative shares	279,305	3,909
Vale SA, ordinary nominative shares (ADR)	108,286	1,518
Koninklijke DSM NV	11,167	2,517
Rio Tinto PLC	25,234	1,671
Linde PLC	4,741	1,642
Barrick Gold Corp.	60,673	1,153
Barrick Gold Corp. (CAD denominated)	18,704	355
Asahi Kasei Corp.	98,400	925
LyondellBasell Industries NV	6,512	601
Fortescue Metals Group, Ltd.	42,542	595
Sika AG	1,210	505
Shin-Etsu Chemical Co., Ltd.	1,900	329
Verallia SAS[1]	9,168	323
Givaudan SA	52	273
Air Liquide SA, non-registered shares	1,516	265
Alrosa PJSC	53,607	88

		16,669

Communication services 4.21%

Koninklijke KPN NV	927,344	2,882
Tencent Holdings, Ltd.	39,600	2,320
Vodafone Group PLC	1,203,294	1,828
América Móvil, SAB de CV, Series L (ADR)	83,686	1,767
BT Group PLC	682,159	1,565
Publicis Groupe SA	17,526	1,181
Nordic Entertainment Group AB, Class B1	19,101	992
Indus Towers, Ltd.	253,129	845
WPP PLC	49,010	743
MTN Group, Ltd.[1]	51,303	550
Sea, Ltd., Class A (ADR)[1]	1,730	387

American Funds Insurance Series      107

International Growth and Income Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Communication services (continued)

Playtika Holding Corp.[1]	17,302	$299
NetEase, Inc.	10,700	216
Universal Music Group NV	7,429	210
Yandex NV, Class A1	2,342	142

		15,927

Energy 4.11%

TotalEnergies SE	89,779	4,562
Gazprom PJSC (ADR)	399,825	3,694
TC Energy Corp. (CAD denominated)	46,171	2,147
Schlumberger, Ltd.	33,877	1,015
Cameco Corp.	42,360	924
LUKOIL Oil Co. PJSC (ADR)	10,043	899
Reliance Industries, Ltd.	19,151	610
Lundin Energy AB1	15,860	569
Royal Dutch Shell PLC, Class B	15,745	346
Royal Dutch Shell PLC, Class B (ADR)	3,296	143
Sovcomflot PAO	356,717	348
Canadian Natural Resources, Ltd. (CAD denominated)	6,652	281

		15,538

Utilities 2.89%

Engie SA	209,396	3,103
Brookfield Infrastructure Partners LP	36,934	2,248
Enel SpA	254,456	2,041
ENN Energy Holdings, Ltd.	89,100	1,677
Ørsted AS	7,274	930
Guangdong Investment, Ltd.	392,000	498
Iberdrola SA, non-registered shares[1]	36,164	429

		10,926

Real estate 1.86%

Longfor Group Holdings, Ltd.	553,000	2,603
CK Asset Holdings, Ltd.	340,500	2,146
Link Real Estate Investment Trust REIT	105,700	931
Unibail-Rodamco-Westfield REIT, non-registered shares[1]	10,450	733
Country Garden Services Holdings Co., Ltd.	55,000	329
Sirius Real Estate, Ltd.	146,074	280

		7,022

Total common stocks (cost: $303,007,000)		346,993

Preferred securities 1.70%

Information technology 1.15%

Samsung Electronics Co., Ltd., nonvoting preferred shares	72,570	4,347

Consumer discretionary 0.21%

Volkswagen AG, nonvoting preferred shares	3,447	697
Lojas Americanas SA, preferred nominative	91,100	96

		793

Materials 0.18%

Gerdau SA, preferred nominative shares	139,449	682

Health care 0.16%

Sartorius AG, nonvoting non-registered preferred shares	920	623

Total preferred securities (cost: $6,538,000)		6,445

108      American Funds Insurance Series

International Growth and Income Fund (continued)

Short-term securities 5.73%

	Shares	Value (000)

Money market investments 5.73%

Capital Group Central Cash Fund 0.09%[3,4]	216,965	$21,699

Total short-term securities (cost: $21,694,000)		21,699

Total investment securities 99.10% (cost: $331,239,000)		375,137
Other assets less liabilities 0.90%		3,405

Net assets 100.00%		$378,542

Investments in affiliates4

	Value of affiliate at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)
Short-term securities 5.73%
Money market investments 5.73%
Capital Group Central Cash Fund 0.09%[3]	$31,755	$1,405,200		$1,415,336	$82	$(2)	$21,699	$48
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.09%[3,5,6]	—	—	[7]				—	—	[8]

Total short-term securities							21,699

Total 5.73%					$82	$(2)	$21,699	$48

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $53,000, which represented .01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2021.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Affiliated issuer during the reporting period but no longer held at 12/31/2021.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

See notes to financial statements.

American Funds Insurance Series      109

Capital Income Builder

Investment portfolio December 31, 2021

Common stocks 78.14%

	Shares	Value (000)

Financials 16.16%

Toronto-Dominion Bank (CAD denominated)	203,225	$15,581
Zurich Insurance Group AG	33,060	14,527
JPMorgan Chase & Co.	83,345	13,198
CME Group, Inc., Class A	51,062	11,666
PNC Financial Services Group, Inc.	54,996	11,028
Münchener Rückversicherungs-Gesellschaft AG	30,852	9,150
DNB Bank ASA	270,938	6,215
ING Groep NV	415,816	5,795
Power Corporation of Canada, subordinate voting shares	169,417	5,598
DBS Group Holdings, Ltd.	204,506	4,956
Principal Financial Group, Inc.	64,158	4,641
Hong Kong Exchanges and Clearing, Ltd.	77,400	4,520
Great-West Lifeco, Inc. (CAD denominated)	149,064	4,473
Intesa Sanpaolo SpA	1,636,720	4,237
KBC Groep NV	46,906	4,030
Ping An Insurance (Group) Company of China, Ltd., Class H	454,000	3,269
Ping An Insurance (Group) Company of China, Ltd., Class A	86,557	685
KeyCorp	169,905	3,930
American International Group, Inc.	66,186	3,763
Kaspi.kz JSC[1]	29,855	3,463
Kaspi.kz JSC (GDR)	1,981	230
Swedbank AB, Class A	178,598	3,599
Morgan Stanley	36,080	3,542
Truist Financial Corp.	50,999	2,986
Tryg A/S	112,594	2,784
Webster Financial Corp.	38,194	2,133
East West Bancorp, Inc.	25,615	2,015
B3 SA-Brasil, Bolsa, Balcao	973,825	1,948
AIA Group, Ltd.	191,600	1,931
Moscow Exchange MICEX-RTS PJSC	875,002	1,785
Citizens Financial Group, Inc.	37,354	1,765
China Pacific Insurance (Group) Co., Ltd., Class H	626,150	1,698
Travelers Companies, Inc.	10,321	1,614
BlackRock, Inc.	1,722	1,577
National Bank of Canada[2]	20,610	1,571
U.S. Bancorp	26,785	1,504
OneMain Holdings, Inc.[3]	29,833	1,493
PICC Property and Casualty Co., Ltd., Class H	1,748,000	1,428
State Street Corp.	14,395	1,339
China Merchants Bank Co., Ltd., Class H	172,500	1,339
Franklin Resources, Inc.	38,834	1,301
BNP Paribas SA	16,736	1,158
Euronext NV	10,067	1,046
Everest Re Group, Ltd.	3,339	915
Citigroup, Inc.	15,041	908
Sberbank of Russia PJSC (ADR)	55,569	892
Marsh & McLennan Companies, Inc.	4,925	856
Discover Financial Services	6,027	696
UBS Group AG	34,827	628
Banco Santander, SA	185,078	620
EFG International AG	62,707	478
Vontobel Holding AG3	5,278	463
Wells Fargo & Company	9,185	441
UniCredit SpA	23,741	366
Blackstone, Inc., nonvoting shares	2,530	327
Cullen/Frost Bankers, Inc.	2,053	259
SouthState Corp.	2,873	230
Skandinaviska Enskilda Banken AB, Class A	15,414	215
IIFL Wealth Management, Ltd.	8,122	155

		184,960

110      American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)

	Shares	Value (000)

Information technology 10.82%

Broadcom, Inc.	63,785	$42,443
Microsoft Corp.	77,968	26,222
Taiwan Semiconductor Manufacturing Company, Ltd.	558,800	12,421
Intel Corp.	97,838	5,039
Vanguard International Semiconductor Corp.	761,700	4,350
NetApp, Inc.	44,355	4,080
MediaTek, Inc.	94,000	4,043
Automatic Data Processing, Inc.	15,622	3,852
GlobalWafers Co., Ltd.	100,938	3,240
Paychex, Inc.	21,047	2,873
Apple, Inc.	16,090	2,857
KLA Corp.	6,181	2,659
Texas Instruments, Inc.	11,173	2,106
Tokyo Electron, Ltd.	3,200	1,844
QUALCOMM, Inc.	9,463	1,731
Western Union Company	60,329	1,076
Fidelity National Information Services, Inc.	8,799	960
Tripod Technology Corp.	129,000	581
International Business Machines Corp.	2,373	317
SAP SE	2,197	312
SINBON Electronics Co., Ltd.	29,000	298
BE Semiconductor Industries NV	3,388	289
FDM Group (Holdings) PLC	12,913	222

		123,815

Consumer staples 9.36%

Philip Morris International, Inc.	286,657	27,232
British American Tobacco PLC	415,750	15,382
Nestlé SA	67,037	9,376
PepsiCo, Inc.	48,016	8,341
General Mills, Inc.	104,609	7,049
Altria Group, Inc.	111,473	5,283
Kimberly-Clark Corp.	35,087	5,015
Unilever PLC (GBP denominated)	78,728	4,204
Carlsberg A/S, Class B	19,938	3,448
Danone SA	46,778	2,907
Keurig Dr Pepper, Inc.	78,172	2,881
Coca-Cola Company	48,578	2,876
ITC, Ltd.	957,581	2,809
Imperial Brands PLC	115,980	2,538
Anheuser-Busch InBev SA/NV	25,288	1,531
Kraft Heinz Company	29,820	1,071
Procter & Gamble Company	6,140	1,004
Mondelez International, Inc.	13,024	864
Vector Group, Ltd.	63,092	724
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	86,900	565
Wuliangye Yibin Co., Ltd., Class A	15,800	552
Reckitt Benckiser Group PLC	6,108	524
Viscofan, SA, non-registered shares	5,067	328
Scandinavian Tobacco Group A/S	14,647	308
Hilton Food Group PLC	18,201	281

		107,093

Health care 7.82%

Gilead Sciences, Inc.	265,401	19,271
Amgen, Inc.	54,050	12,160
AbbVie, Inc.	88,164	11,937
GlaxoSmithKline PLC	381,113	8,288
Abbott Laboratories	55,054	7,748
Medtronic PLC	69,420	7,181
Novartis AG	81,036	7,139
AstraZeneca PLC	50,049	5,879

American Funds Insurance Series      111

Capital Income Builder (continued)

Common stocks (continued)

	Shares	Value (000)

Health care (continued)

UnitedHealth Group, Inc.	7,100	$3,565
Roche Holding AG, nonvoting non-registered shares	5,624	2,340
Hikma Pharmaceuticals PLC	58,819	1,767
Royalty Pharma PLC, Class A	38,140	1,520
Merck & Co., Inc.	7,223	554
Koninklijke Philips NV (EUR denominated)	2,984	111
Organon & Co.	662	20

		89,480

Real estate 7.46%

Crown Castle International Corp. REIT	143,415	29,936
VICI Properties, Inc. REIT	425,900	12,824
Digital Realty Trust, Inc. REIT	48,695	8,613
Gaming and Leisure Properties, Inc. REIT	94,171	4,582
Link Real Estate Investment Trust REIT	514,766	4,532
Federal Realty Investment Trust REIT	25,637	3,495
MGM Growth Properties LLC REIT, Class A	75,918	3,101
TAG Immobilien AG	76,901	2,155
Charter Hall Group REIT	134,433	2,013
CK Asset Holdings, Ltd.	286,500	1,806
Equinix, Inc. REIT	2,059	1,742
American Tower Corp. REIT	5,154	1,508
Longfor Group Holdings, Ltd.	235,000	1,106
Alexandria Real Estate Equities, Inc. REIT	4,708	1,050
Embassy Office Parks REIT	222,914	1,018
CTP NV	45,559	970
Powergrid Infrastructure Investment Trust	586,900	955
Americold Realty Trust REIT	28,933	949
Mindspace Business Parks REIT	214,689	945
Boston Properties, Inc. REIT	6,411	738
Sun Hung Kai Properties, Ltd.	56,255	682
Douglas Elliman, Inc.[3]	31,546	363
PSP Swiss Property AG	2,270	283

		85,366

Utilities 6.51%

Enel SpA	918,498	7,368
Dominion Energy, Inc.	87,473	6,872
Exelon Corp.	112,263	6,484
DTE Energy Company	51,344	6,138
Iberdrola SA, non-registered shares[3]	501,288	5,941
E.ON SE	419,072	5,817
Power Grid Corporation of India, Ltd.	1,915,312	5,267
National Grid PLC	307,128	4,406
Southern Co.	58,113	3,985
Duke Energy Corp.	30,576	3,207
Entergy Corp.	24,505	2,760
AES Corp.	112,543	2,735
Public Service Enterprise Group, Inc.	39,699	2,649
Edison International	38,475	2,626
Engie SA	172,193	2,551
SSE PLC	96,978	2,165
Sempra Energy	7,254	960
Centrica PLC[3]	676,986	655
Power Assets Holdings, Ltd.	98,000	611
CenterPoint Energy, Inc.	15,770	440
China Gas Holdings, Ltd.	189,600	394
CMS Energy Corp.	3,492	227

112      American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)

	Shares	Value (000)

Utilities (continued)

NextEra Energy, Inc.	1,381	$129
Evergy, Inc.	1,770	121
Endesa, SA	1,774	41

		74,549

Energy 4.86%

TC Energy Corp. (CAD denominated)	193,885	9,017
TC Energy Corp.	48,616	2,263
Canadian Natural Resources, Ltd. (CAD denominated)	226,854	9,586
Chevron Corp.	81,551	9,570
EOG Resources, Inc.	50,650	4,499
Gazprom PJSC (ADR)	441,992	4,084
ConocoPhillips	53,634	3,871
TotalEnergies SE	58,897	2,993
Equitrans Midstream Corp.	191,717	1,982
Royal Dutch Shell PLC, Class B	72,254	1,587
Royal Dutch Shell PLC, Class B (ADR)	8,003	347
Enbridge, Inc. (CAD denominated)	45,628	1,782
BP PLC	379,151	1,696
Schlumberger, Ltd.	34,060	1,020
Exxon Mobil Corp.	12,844	786
Petronet LNG, Ltd.	107,402	313
Baker Hughes Co., Class A	7,400	178

		55,574

Industrials 4.54%

Raytheon Technologies Corp.	189,283	16,290
Lockheed Martin Corp.	10,756	3,823
RELX PLC	105,768	3,439
Singapore Technologies Engineering, Ltd.	1,015,900	2,835
BAE Systems PLC	377,153	2,807
VINCI SA	23,704	2,507
ABB, Ltd.	58,287	2,232
BOC Aviation, Ltd.	304,100	2,227
Trinity Industries, Inc.	72,684	2,195
Honeywell International, Inc.	10,050	2,096
Waste Management, Inc.	12,220	2,040
Kone OYJ, Class B	20,648	1,482
Union Pacific Corp.	5,344	1,346
LIXIL Corp.	38,500	1,026
CCR SA, ordinary nominative shares	477,434	993
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,604	990
United Parcel Service, Inc., Class B	4,120	883
Ventia Services Group Pty, Ltd.[3]	490,862	714
General Dynamics Corp.	2,281	476
Grupo Aeroportuario del Pacífico, SAB de CV, Class B3	27,200	375
Norfolk Southern Corp.	938	279
Melrose Industries PLC	122,162	264
L3Harris Technologies, Inc.	1,207	257
Sulzer AG3	2,347	231
Atlas Corp.[2]	13,925	197

		52,004

Materials 3.81%

Vale SA, ordinary nominative shares (ADR)	466,117	6,535
Vale SA, ordinary nominative shares	272,296	3,811
BHP Group PLC	240,104	7,148
Rio Tinto PLC	96,398	6,383
LyondellBasell Industries NV	46,368	4,277
Air Products and Chemicals, Inc.	13,138	3,997
Fortescue Metals Group, Ltd.	153,397	2,144
Dow, Inc.	36,312	2,060

American Funds Insurance Series      113

Capital Income Builder (continued)

Common stocks (continued)

	Shares	Value (000)

Materials (continued)

Evonik Industries AG	49,884	$1,617
BASF SE	19,490	1,371
Linde PLC	3,045	1,055
Celanese Corp.	5,796	974
Asahi Kasei Corp.	88,600	833
UPM-Kymmene Oyj[3]	17,746	676
Nexa Resources SA2	47,740	375
WestRock Co.	6,230	276
Amcor PLC (CDI)	8,656	104

		43,636

Communication services 3.76%

Comcast Corp., Class A	245,307	12,346
SoftBank Corp.	556,700	7,039
BCE, Inc.	115,182	5,993
Verizon Communications, Inc.	75,874	3,942
Koninklijke KPN NV	1,107,741	3,443
HKT Trust and HKT, Ltd., units	1,949,240	2,620
TELUS Corp.	85,285	2,009
WPP PLC	105,342	1,596
Nippon Telegraph and Telephone Corp.	37,400	1,024
ITV PLC[3]	533,667	799
Omnicom Group, Inc.	9,475	694
Indus Towers, Ltd.	198,205	662
ProSiebenSat.1 Media SE	36,197	577
Vodafone Group PLC	125,093	190
HKBN, Ltd.	119,500	147

		43,081

Consumer discretionary 3.04%

McDonald’s Corp.	17,808	4,774
Home Depot, Inc.	11,495	4,771
Midea Group Co., Ltd., Class A	320,675	3,714
Industria de Diseño Textil, SA	96,881	3,147
Compagnie Financière Richemont SA, Class A	16,434	2,470
Starbucks Corp.	20,534	2,402
Kering SA	2,624	2,112
Taylor Wimpey PLC	874,257	2,077
Hasbro, Inc.	20,103	2,046
VF Corp.	24,377	1,785
YUM! Brands, Inc.	11,295	1,568
Darden Restaurants, Inc.	7,867	1,185
LVMH Moët Hennessy-Louis Vuitton SE	1,379	1,141
Sands China, Ltd.[3]	158,800	370
Inchcape PLC	21,610	266
Thule Group AB	4,141	251
Fielmann AG3	3,646	246
Kindred Group PLC (SDR)	19,169	228
OPAP SA	15,105	214

		34,767

Total common stocks (cost: $664,964,000)		894,325

Preferred securities 0.17%

Information technology 0.17%

Samsung Electronics Co., Ltd., nonvoting preferred shares	32,453	1,944

Total preferred securities (cost: $1,292,000)		1,944

114      American Funds Insurance Series

Capital Income Builder (continued)

Rights & warrants 0.00%

	Shares	Value (000)

Consumer discretionary 0.00%

Compagnie Financière Richemont SA, Class A, warrants, expire 2023[3]	7,130	$8

Total rights & warrants (cost: $0)		8

Convertible stocks 1.19%

Information technology 0.42%

Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,307	4,788

Utilities 0.41%

NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	2,008
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	8,500	492
AES Corp., convertible preferred units, 6.875% 2024	8,659	831
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023[2]	9,704	510
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	206
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	594

		4,641

Health care 0.26%

Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	1,745	3,033

Industrials 0.07%

Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[2]	7,000	764

Consumer discretionary 0.03%

Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	359

Total convertible stocks (cost: $9,063,000)		13,585

Investment funds 2.65%

Capital Group Central Corporate Bond Fund[4]	3,051,758	30,304

Total investment funds (cost: $30,786,000)		30,304

Convertible bonds & notes 0.04%

	Principal amount (000)

Consumer discretionary 0.04%

Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	$392	501

Total convertible bonds & notes (cost: $394,000)		501

Bonds, notes & other debt instruments 15.01%

U.S. Treasury bonds & notes 9.30%

U.S. Treasury 6.57%

U.S. Treasury 0.125% 2022	4,875	4,873
U.S. Treasury 0.125% 2022	3,750	3,750
U.S. Treasury 0.125% 2022	1,625	1,620
U.S. Treasury 0.125% 2023	2,200	2,193
U.S. Treasury 0.125% 2023	1,025	1,021
U.S. Treasury 0.375% 2023	875	870
U.S. Treasury 0.625% 2024	11,900	11,806
U.S. Treasury 0.75% 2024	5,965	5,933
U.S. Treasury 0.375% 2025	507	496
U.S. Treasury 0.75% 2026	4,903	4,808
U.S. Treasury 0.75% 2026	3,850	3,773

American Funds Insurance Series      115

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)

U.S. Treasury 0.75% 2026	$1		$1
U.S. Treasury 0.875% 2026	2,940		2,889
U.S. Treasury 1.125% 2026	8,270		8,220
U.S. Treasury 1.25% 2026	1,000		1,000
U.S. Treasury 1.875% 2026	6,300		6,480
U.S. Treasury 2.00% 2026[5]	2,800		2,899
U.S. Treasury 0.50% 2027	2,900		2,783
U.S. Treasury 1.25% 2028	1,350		1,339
U.S. Treasury 1.375% 2031	967		955
U.S. Treasury 1.125% 2040[5]	2,400		2,105
U.S. Treasury 1.875% 2051	505		502
U.S. Treasury 2.00% 2051	4,619		4,714
U.S. Treasury 2.375% 2051[5]	197		217

			75,247

U.S. Treasury inflation-protected securities 2.73%

U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	2,685		2,775
U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	1,687		1,775
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	3,155		3,301
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	4,872		5,199
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	4,282		4,577
U.S. Treasury Inflation-Protected Security 0.50% 2024[6]	574		612
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	2,264		2,413
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	1,178		1,261
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	213		230
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	501		537
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	350		380
U.S. Treasury Inflation-Protected Security 0.125% 2026[6]	1,524		1,645
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	1,988		2,210
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	1,700		1,903
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	129		145
U.S. Treasury Inflation-Protected Security 0.125% 2051[6]	1,885		2,233

			31,196

Total U.S. Treasury bonds & notes			106,443

Mortgage-backed obligations 3.13%

Federal agency mortgage-backed obligations 2.39%

Fannie Mae Pool #695412 5.00% 2033[7]	—	[8]	—	[8]
Fannie Mae Pool #AD3566 5.00% 2035[7]	2		2
Fannie Mae Pool #AC0794 5.00% 2039[7]	5		6
Fannie Mae Pool #931768 5.00% 2039[7]	1		2
Fannie Mae Pool #AE0311 3.50% 2040[7]	11		12
Fannie Mae Pool #932606 5.00% 2040[7]	4		5
Fannie Mae Pool #AJ1873 4.00% 2041[7]	7		8
Fannie Mae Pool #AE1248 5.00% 2041[7]	10		11
Fannie Mae Pool #AE1274 5.00% 2041[7]	8		9
Fannie Mae Pool #AE1277 5.00% 2041[7]	5		5
Fannie Mae Pool #AE1283 5.00% 2041[7]	3		3
Fannie Mae Pool #AE1290 5.00% 2042[7]	5		6
Fannie Mae Pool #AT3954 3.50% 2043[7]	3		3
Fannie Mae Pool #AT0300 3.50% 2043[7]	2		2
Fannie Mae Pool #AY1829 3.50% 2044[7]	2		2
Fannie Mae Pool #AW8240 3.50% 2044[7]	1		1
Fannie Mae Pool #BJ5015 4.00% 2047[7]	50		54
Fannie Mae Pool #BH3122 4.00% 2047[7]	1		1
Fannie Mae Pool #BK6840 4.00% 2048[7]	31		34
Fannie Mae Pool #BK5232 4.00% 2048[7]	23		25
Fannie Mae Pool #BK9743 4.00% 2048[7]	9		10
Fannie Mae Pool #CA2804 4.50% 2048[7]	269		288
Fannie Mae Pool #BK9761 4.50% 2048[7]	5		6

116      American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Fannie Mae Pool #CA5540 3.00% 2050[7]	$3,858		$4,057
Fannie Mae Pool #BF0497 3.00% 2060[7]	382		403
Freddie Mac Pool #Q15874 4.00% 2043[7]	2		2
Freddie Mac Pool #G67711 4.00% 2048[7]	292		320
Freddie Mac Pool #Q56599 4.00% 2048[7]	37		41
Freddie Mac Pool #Q56175 4.00% 2048[7]	25		28
Freddie Mac Pool #Q55971 4.00% 2048[7]	25		27
Freddie Mac Pool #Q56576 4.00% 2048[7]	22		24
Freddie Mac Pool #Q55970 4.00% 2048[7]	12		14
Freddie Mac Pool #Q58411 4.50% 2048[7]	73		80
Freddie Mac Pool #Q58436 4.50% 2048[7]	33		36
Freddie Mac Pool #Q58378 4.50% 2048[7]	26		29
Freddie Mac Pool #Q57242 4.50% 2048[7]	23		26
Freddie Mac Pool #ZT1704 4.50% 2049[7]	1,581		1,733
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	291		300
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,9]	287		296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,9]	136		140
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,9]	113		119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	94		100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	25		26
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[7]	1,146		1,212
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	779		812
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[7]	514		534
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[7]	24		24
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[7]	12		12
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	1,123		1,158
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	1,610		1,668
Government National Mortgage Assn. 2.50% 2052[7,10]	2,106		2,157
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	663		701
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[7]	75		79
Government National Mortgage Assn. Pool #694836 5.636% 2059[7]	1		1
Government National Mortgage Assn. Pool #765152 4.14% 2061[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #766525 4.70% 2062[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #725893 5.20% 2064[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[7]	1		1
Uniform Mortgage-Backed Security 2.50% 2037[7,10]	1,608		1,662
Uniform Mortgage-Backed Security 2.00% 2052[7,10]	1,630		1,618
Uniform Mortgage-Backed Security 2.00% 2052[7,10]	245		244
Uniform Mortgage-Backed Security 2.50% 2052[7,10]	96		97
Uniform Mortgage-Backed Security 2.50% 2052[7,10]	54		55
Uniform Mortgage-Backed Security 3.00% 2052[7,10]	1,595		1,652
Uniform Mortgage-Backed Security 3.50% 2052[7,10]	1,773		1,866
Uniform Mortgage-Backed Security 4.00% 2052[7,10]	2,925		3,111
Uniform Mortgage-Backed Security 4.50% 2052[7,10]	402		431

			27,391

American Funds Insurance Series      117

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.50%

Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,7,9]	$202	$201
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,7,9]	135	135
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,7,9]	177	177
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,7,9]	148	148
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,7,9]	21	21
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (1-month USD-SOFR + 0.75%) 0.80% 2041[1,7,9]	20	20
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,7,9]	290	291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class B1, (1-month USD-SOFR + 3.05%) 3.10% 2034[1,7,9]	16	16
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (1-month USD-SOFR + 1.50%) 1.55% 2041[1,7,9]	130	130
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,7,9]	163	163
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,7,9]	129	129
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,7,9]	91	90
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,7,11]	156	156
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.902% 2053[1,7,9]	175	175
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.002% 2053[1,7,9]	279	279
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[1,7,9]	202	202
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,7,9]	1,057	1,058
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[1,7,9]	523	523
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.852% 2055[1,7,9]	281	281
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,7,9]	133	133
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,7,9]	50	51
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,7,9]	59	60
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,7,9]	36	37
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,7,9]	71	73
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,7,9]	36	37
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,7]	584	583
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,7]	196	195
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[1,7,9]	246	246
ZH Trust, Series 2021-2, Class A, 2.349% 2027[1,7]	100	100

		5,710

Commercial mortgage-backed securities 0.24%

BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2026[1,7,9]	100	100
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[1,7,9]	548	547
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[1,7,9]	266	266
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.756% 2036[1,7,9]	100	100
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 2038[1,7,9]	174	173
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.51% 2038[1,7,9]	100	100
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[1,7,9]	99	100
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.03% 2025[1,7,9]	231	231
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.26% 2038[1,7,9]	300	300
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[1,7,9]	179	179

118      American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)

Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.01% 2038[1,7,9]	$100	$100
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.352% 2049[1,7,9]	150	148
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[1,7,9]	361	360

		2,704

Total mortgage-backed obligations		35,805

Corporate bonds, notes & loans 1.93%

Energy 0.41%

Apache Corp. 4.25% 2030	385	418
Baker Hughes, a GE Co. 2.061% 2026	8	8
BP Capital Markets America, Inc. 3.633% 2030	360	398
Cenovus Energy, Inc. 5.40% 2047	75	94
Cheniere Energy, Inc. 3.70% 2029	201	215
Enbridge Energy Partners LP 7.375% 2045	29	45
Energy Transfer Operating LP 5.00% 2050	341	393
Energy Transfer Partners LP 5.30% 2047	29	34
Energy Transfer Partners LP 6.00% 2048	51	64
Energy Transfer Partners LP 6.25% 2049	93	122
EQT Corp. 5.00% 2029	35	39
EQT Corp. 3.625% 2031[1]	20	21
Equinor ASA 2.375% 2030	365	371
Exxon Mobil Corp. 2.995% 2039	200	203
MPLX LP 5.50% 2049	625	800
New Fortress Energy, Inc. 6.50% 2026[1]	80	79
NGL Energy Operating LLC 7.50% 2026[1]	80	83
ONEOK, Inc. 3.10% 2030	42	43
ONEOK, Inc. 4.95% 2047	51	59
ONEOK, Inc. 7.15% 2051	97	140
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	144
Petróleos Mexicanos 6.50% 2029	20	21
Petróleos Mexicanos 7.69% 2050	75	73
Sabine Pass Liquefaction, LLC 4.50% 2030	197	222
Shell International Finance BV 2.00% 2024	420	431
TransCanada PipeLines, Ltd. 5.10% 2049	150	198

		4,718

Health care 0.34%

AbbVie, Inc. 4.25% 2049	92	111
AstraZeneca PLC 3.375% 2025	200	215
AstraZeneca PLC 3.00% 2051	11	11
Centene Corp. 4.625% 2029	530	572
Centene Corp. 3.375% 2030	179	183
Centene Corp. 2.625% 2031	40	39
Merck & Co., Inc. 1.70% 2027	118	119
Merck & Co., Inc. 3.40% 2029	110	120
Merck & Co., Inc. 2.15% 2031	168	169
Pfizer, Inc. 2.70% 2050	425	429
Tenet Healthcare Corp. 7.50% 2025[1]	325	342
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	734
Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	612
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	254

		3,910

American Funds Insurance Series      119

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary 0.32%

Bayerische Motoren Werke AG 4.15% 2030[1]	$290	$329
Daimler Trucks Finance North America, LLC 1.125% 2023[1]	495	495
Daimler Trucks Finance North America, LLC 1.625% 2024[1]	175	176
Daimler Trucks Finance North America, LLC 2.375% 2028[1]	150	151
Daimler Trucks Finance North America, LLC 2.50% 2031[1]	150	150
General Motors Company 5.95% 2049	90	124
Grand Canyon University 4.125% 2024	200	205
Marriott International, Inc. 2.85% 2031	50	50
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	250	274
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	325	364
Toyota Motor Credit Corp. 2.15% 2022	505	511
Toyota Motor Credit Corp. 2.60% 2022	856	856

		3,685

Communication services 0.23%

AT&T, Inc. 3.50% 2041	75	77
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	360	364
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	175	173
SBA Tower Trust 1.631% 2026[1]	253	249
Sprint Corp. 6.875% 2028	325	412
Sprint Corp. 8.75% 2032	275	413
T-Mobile US, Inc. 3.875% 2030	625	684
Verizon Communications, Inc. 2.355% 2032[1]	126	124
Walt Disney Company 4.625% 2040	120	149

		2,645

Utilities 0.16%

AEP Transmission Co., LLC 3.80% 2049	45	51
Edison International 4.125% 2028	132	139
FirstEnergy Corp. 2.25% 2030	107	103
FirstEnergy Corp. 2.65% 2030	493	488
Pacific Gas and Electric Co. 2.95% 2026	97	99
Pacific Gas and Electric Co. 3.75% 2028	105	109
Pacific Gas and Electric Co. 4.65% 2028	284	310
Pacific Gas and Electric Co. 2.50% 2031	375	358
Southern California Edison Co., Series C, 3.60% 2045	206	212

		1,869

Information technology 0.13%

Broadcom, Inc. 5.00% 2030	420	490
Broadcom, Inc. 3.75% 2051[1]	91	95
Lenovo Group, Ltd. 5.875% 2025	400	441
Oracle Corp. 2.875% 2031	140	141
Oracle Corp. 3.60% 2050	150	147
ServiceNow, Inc. 1.40% 2030	130	121

		1,435

Industrials 0.12%

Boeing Company 2.70% 2022	300	302
Boeing Company 2.75% 2026	91	94
Boeing Company 5.15% 2030	284	331
Boeing Company 5.805% 2050	95	129
Canadian Pacific Railway, Ltd. 2.45% 2031	76	77
Canadian Pacific Railway, Ltd. 3.10% 2051	69	71
CSX Corp. 4.75% 2048	50	65
Masco Corp. 3.125% 2051	10	10
Norfolk Southern Corp. 3.00% 2022	224	224

		1,303

120      American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials 0.09%

AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	$150	$153
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	231	221
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[11]	75	76
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[11]	227	219
Navient Corp. 5.00% 2027	150	153
New York Life Global Funding 3.00% 2028[1]	150	160
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[11]	38	39

		1,021

Consumer staples 0.08%

7-Eleven, Inc. 0.80% 2024[1]	50	49
7-Eleven, Inc. 0.95% 2026[1]	60	58
7-Eleven, Inc. 1.30% 2028[1]	45	43
7-Eleven, Inc. 1.80% 2031[1]	325	308
Altria Group, Inc. 3.70% 2051	25	23
British American Tobacco PLC 4.54% 2047	73	77
British American Tobacco PLC 4.758% 2049	130	140
Kraft Heinz Company 3.00% 2026	93	97
Kraft Heinz Company 5.50% 2050	75	102

		897

Materials 0.03%

Dow Chemical Co. 3.60% 2050	75	82
International Flavors & Fragrances, Inc. 1.832% 2027[1]	100	98
LYB International Finance III, LLC 4.20% 2050	49	57
LYB International Finance III, LLC 3.625% 2051	102	108

		345

Real estate 0.02%

Equinix, Inc. 1.55% 2028	25	24
Equinix, Inc. 3.20% 2029	144	152
Equinix, Inc. 2.50% 2031	47	47

		223

Total corporate bonds, notes & loans		22,051

Asset-backed obligations 0.56%

Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,7]	197	200
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,7]	100	104
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,7]	359	356
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,7]	91	89
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,7]	92	92
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,7]	92	92
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,7]	323	317
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[1,7]	44	44
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,7]	604	606
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,7]	94	94
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,7]	153	164
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,7]	247	245
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,7]	100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,7]	268	265
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,7]	100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,7]	100	100
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,7]	63	62
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,7]	183	180
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.844% 2062[1,7,9]	289	290
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,7]	276	272

American Funds Insurance Series      121

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Asset-backed obligations (continued)

Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,7]	$554	$547
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,7]	935	918
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[1,7]	100	100
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,7]	100	100
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,7]	100	99
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,7,9]	187	187
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,7]	99	96
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,7]	236	234
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,7,9]	335	329

		6,380

Bonds & notes of governments & government agencies outside the U.S. 0.07%

Peru (Republic of) 2.783% 2031	190	190
Portuguese Republic 5.125% 2024	18	20
Qatar (State of) 4.50% 2028	200	230
Saudi Arabia (Kingdom of) 3.625% 2028	200	218
United Mexican States 3.25% 2030	200	205

		863

Municipals 0.02%

California 0.00%

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	15	15

Illinois 0.02%

G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	260

Total municipals		275

Total bonds, notes & other debt instruments (cost: $170,013,000)		171,817

Short-term securities 4.11%	Shares

Money market investments 3.75%

Capital Group Central Cash Fund 0.09%[4,12]	428,875	42,892

Money market investments purchased with collateral from securities on loan 0.36%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[12,13]	2,071,892	2,072
Capital Group Central Cash Fund 0.09%[4,12,13]	19,536	1,954
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[12,13]	139,561	139

		4,165

Total short-term securities (cost: $47,054,000)		47,057

Total investment securities 101.31% (cost: $923,566,000)		1,159,541
Other assets less liabilities (1.31)%		(15,014)

Net assets 100.00%		$1,144,527

122      American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	94	September 2022	$23,311	$(47)
2 Year U.S. Treasury Note Futures	Short	38	March 2022	(8,291)	2
5 Year U.S. Treasury Note Futures	Long	73	March 2022	8,831	43
10 Year U.S. Treasury Note Futures	Long	27	March 2022	3,523	37
10 Year Ultra U.S. Treasury Note Futures	Short	22	March 2022	(3,222)	(45)
20 Year U.S. Treasury Bond Futures	Long	4	March 2022	642	6
30 Year Ultra U.S. Treasury Bond Futures	Long	61	March 2022	12,025	236

					$232

Forward currency contracts

Contract amount						Unrealized appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2021 (000)
MXN	2,000	USD	95	JPMorgan Chase	1/20/2022	$2

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay		Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2021 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	0.337%	Semi-annual	5/18/2025	$18,500	$541	$—	$541
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	7,200	529	—	529
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	1,800	381	—	381

							$—	$1,451

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2021 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$2,975	$272	$286	$(14)

American Funds Insurance Series      123

Capital Income Builder (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Investment funds 2.65%
Capital Group Central Corporate Bond Fund	$—	$31,111		$321$	(3)	$(483)	$30,304	$381		$270
Short-term securities 3.92%
Money market investments 3.75%
Capital Group Central Cash Fund 0.09%[12]	56,762	229,039		242,907	(5)	3	42,892	41		—
Money market investments purchased with collateral from securities on loan 0.17%
Capital Group Central Cash Fund 0.09%[12,13]	—	1,954	[14]				1,954	—	[15]	—

Total short-term securities							44,846

Total 6.57%					$(8)	$(480)	$75,150	$422		$270

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,442,000, which represented 1.96% of the net assets of the fund.

[2]

All or a portion of this security was on loan. The total value of all such securities was $6,084,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Security did not produce income during the last 12 months.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,515,000, which represented .13% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]	Rate represents the seven-day yield at 12/31/2021.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Represents net activity. Refer to Note 5 for more information on securities lending.
[15]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U. S. dollars

See notes to financial statements.

124      American Funds Insurance Series

Asset Allocation Fund

Investment portfolio December 31, 2021

Common stocks 71.88%

	Shares	Value (000)

Information technology 17.18%

Microsoft Corp.	4,562,561	$1,534,480
Broadcom, Inc.	1,676,447	1,115,525
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,111,700	614,989
ASML Holding NV (New York registered) (ADR)	695,900	554,034
MKS Instruments, Inc.	1,700,000	296,089
NVIDIA Corp.	665,393	195,699
VeriSign, Inc.[1]	700,000	177,674
Concentrix Corp.	949,617	169,620
Shopify, Inc., Class A, subordinate voting shares[1]	89,000	122,588
RingCentral, Inc., Class A1	648,389	121,476
MicroStrategy, Inc., Class A1,2	203,897	111,020
Okta, Inc., Class A1	174,680	39,158
Mastercard, Inc., Class A	103,700	37,261
DocuSign, Inc.[1]	242,000	36,859
Paychex, Inc.	240,000	32,760
Apple, Inc.	150,000	26,635
GoDaddy, Inc., Class A1	281,000	23,846
Applied Materials, Inc.	135,000	21,244
KLA Corp.	49,000	21,075
PayPal Holdings, Inc.[1]	70,000	13,201
Adobe, Inc.[1]	15,500	8,789

		5,274,022

Financials 11.74%

First Republic Bank	1,480,000	305,635
Capital One Financial Corp.	1,750,000	253,907
JPMorgan Chase & Co.	1,505,000	238,317
CME Group, Inc., Class A	977,200	223,251
Synchrony Financial	4,750,000	220,352
Bank of America Corp.	4,750,000	211,327
Apollo Asset Management, Inc.	2,769,732	200,612
Chubb, Ltd.	1,000,000	193,310
KKR & Co., Inc.	2,277,000	169,636
Blackstone, Inc., nonvoting shares	1,192,091	154,245
Toronto-Dominion Bank (CAD denominated)	1,996,383	153,057
Intercontinental Exchange, Inc.	1,076,000	147,164
Western Alliance Bancorporation	1,182,849	127,334
Nasdaq, Inc.	557,500	117,081
Signature Bank[1]	271,435	87,801
Webster Financial Corp.	1,478,124	82,538
Ares Management Corp., Class A	1,015,403	82,522
EQT AB	1,446,647	78,927
Brookfield Asset Management, Inc., Class A	1,260,000	76,079
Citigroup, Inc.	1,200,000	72,468
SLM Corp.	2,960,000	58,223
BlackRock, Inc.	62,000	56,765
S&P Global, Inc.	118,700	56,018
Antin Infrastructure Partners SA1	1,243,300	48,835
Citizens Financial Group, Inc.	940,000	44,415
Bridgepoint Group PLC[1]	5,809,554	38,767
Aon PLC, Class A	87,000	26,149
Blue Owl Capital, Inc., Class A	1,205,000	17,967
The Bank of N.T. Butterfield & Son, Ltd.	421,585	16,067
OneMain Holdings, Inc.[1]	300,000	15,012
Progressive Corp.	105,000	10,778
Hong Kong Exchanges and Clearing, Ltd.	170,000	9,928
Islandsbanki hf.[1]	9,555,235	9,301
Jonah Energy Parent LLC[1,3,4]	32,117	1,375

		3,605,163

American Funds Insurance Series      125

Asset Allocation Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Health care 9.15%

UnitedHealth Group, Inc.	1,311,800	$658,707
Johnson & Johnson	2,750,000	470,443
Cigna Corp.	1,100,000	252,593
Humana, Inc.	522,000	242,135
Abbott Laboratories	1,400,000	197,036
CVS Health Corp.	1,638,000	168,976
Vertex Pharmaceuticals, Inc.[1]	567,500	124,623
Eli Lilly and Company	431,969	119,318
Gilead Sciences, Inc.	1,600,000	116,176
Daiichi Sankyo Company, Ltd.	3,873,900	98,506
Regeneron Pharmaceuticals, Inc.[1]	150,000	94,728
Thermo Fisher Scientific, Inc.	116,000	77,400
IDEXX Laboratories, Inc.[1]	94,102	61,962
AbCellera Biologics, Inc.[1]	2,345,741	33,544
Rotech Healthcare, Inc.[1,3,4,5]	184,138	19,887
Ultragenyx Pharmaceutical, Inc.[1]	217,400	18,281
Centene Corp.[1]	190,000	15,656
Viatris, Inc.	1,121,937	15,180
Oak Street Health, Inc.[1,2]	311,768	10,332
NuCana PLC (ADR)[1,2,6]	2,977,153	7,086
Pfizer, Inc.	102,973	6,081

		2,808,650

Consumer discretionary 8.58%

Home Depot, Inc.	1,281,200	531,711
Amazon.com, Inc.[1]	158,460	528,360
Aramark	11,000,000	405,350
General Motors Company[1]	3,750,000	219,862
Dollar General Corp.	927,387	218,706
LVMH Moët Hennessy-Louis Vuitton SE	256,896	212,630
Lear Corp.	600,000	109,770
Etsy, Inc.[1]	418,825	91,698
Booking Holdings, Inc.[1]	32,700	78,455
Royal Caribbean Cruises, Ltd.[1]	1,014,324	78,001
Caesars Entertainment, Inc.[1]	828,892	77,526
Xpeng, Inc., Class A (ADR)[1]	703,800	35,422
Darden Restaurants, Inc.	142,000	21,391
Dr. Martens PLC[1]	2,375,000	13,759
Chipotle Mexican Grill, Inc.[1]	5,800	10,140

		2,632,781

Communication services 6.76%

Meta Platforms, Inc., Class A1	1,966,385	661,394
Alphabet, Inc., Class C1	183,643	531,388
Alphabet, Inc., Class A1	8,450	24,480
Charter Communications, Inc., Class A1	721,000	470,070
Comcast Corp., Class A	3,307,000	166,441
Netflix, Inc.[1]	241,500	145,489
Activision Blizzard, Inc.	1,075,500	71,553
Electronic Arts, Inc.	35,000	4,616

		2,075,431

Consumer staples 5.75%

Philip Morris International, Inc.	8,467,421	804,405
Nestlé SA	2,500,000	349,649
Altria Group, Inc.	4,072,000	192,972
Archer Daniels Midland Company	2,000,000	135,180
British American Tobacco PLC (ADR)	1,927,543	72,109
British American Tobacco PLC	1,390,000	51,429
Mondelez International, Inc.	1,200,000	79,572

126      American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Consumer staples (continued)

Avenue Supermarts, Ltd.[1]	970,539	$60,991
Costco Wholesale Corp.	26,000	14,760
Estée Lauder Companies, Inc., Class A	13,700	5,072

		1,766,139

Industrials 4.38%

Northrop Grumman Corp.	903,553	349,738
CSX Corp.	6,455,369	242,722
Lockheed Martin Corp.	595,000	211,469
L3Harris Technologies, Inc.	971,000	207,056
Storskogen Group AB, Class B1	19,218,526	129,631
Waste Management, Inc.	249,000	41,558
Boeing Company[1]	183,000	36,842
Raytheon Technologies Corp.	395,000	33,994
Cintas Corp.	60,000	26,590
AMETEK, Inc.	140,000	20,586
New AMI I, LLC[1,3,4]	1,588,250	12,007
Copart, Inc.[1]	75,000	11,371
Chart Industries, Inc.[1]	68,000	10,845
Air Lease Corp., Class A	220,000	9,731

		1,344,140

Materials 3.46%

Dow, Inc.	3,500,000	198,520
Vale SA, ordinary nominative shares	10,893,465	152,469
LyondellBasell Industries NV	1,250,000	115,287
Nucor Corp.	1,000,000	114,150
Royal Gold, Inc.	845,000	88,902
First Quantum Minerals, Ltd.	3,580,000	85,669
Rio Tinto PLC	1,250,000	82,770
Newmont Corp.	900,000	55,818
Franco-Nevada Corp.	347,089	48,002
Wheaton Precious Metals Corp.	970,000	41,642
Allegheny Technologies, Inc.[1]	2,589,437	41,250
Air Products and Chemicals, Inc.	84,000	25,558
Sherwin-Williams Company	37,000	13,030

		1,063,067

Real estate 2.24%

MGM Growth Properties LLC REIT, Class A	4,216,800	172,256
VICI Properties, Inc. REIT	5,165,000	155,518
Gaming and Leisure Properties, Inc. REIT	2,595,400	126,292
Alexandria Real Estate Equities, Inc. REIT	399,000	88,961
American Tower Corp. REIT	183,000	53,528
STORE Capital Corp. REIT	1,370,000	47,128
Crown Castle International Corp. REIT	166,000	34,651
Equinix, Inc. REIT	12,700	10,742

		689,076

Energy 1.79%

Canadian Natural Resources, Ltd. (CAD denominated)	7,210,100	304,660
Pioneer Natural Resources Company	827,000	150,415
Chevron Corp.	270,000	31,685
ConocoPhillips	402,000	29,016
Equitrans Midstream Corp.	1,060,000	10,960
Chesapeake Energy Corp.	130,681	8,432
Euronav NV	750,000	6,668
Scorpio Tankers, Inc.	345,000	4,419
Civitas Resources, Inc.	55,144	2,700

American Funds Insurance Series      127

Asset Allocation Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Energy (continued)

Diamond Offshore Drilling, Inc.[1]	247,104	$1,050
Diamond Offshore Drilling, Inc.[1,3,7]	86,354	338
McDermott International, Ltd.[1]	40,219	16

		550,359

Utilities 0.85%

Enel SpA	26,980,000	216,430
Exelon Corp.	416,000	24,028
Evergy, Inc.	298,000	20,446

		260,904

Total common stocks (cost: $12,488,113,000)		22,069,732

Preferred securities 0.00%

Industrials 0.00%

ACR III LSC Holdings LLC, Series B, preferred shares[1,3,4,7]	450	317

Total preferred securities (cost: $466,000)		317

Rights & warrants 0.00%

Energy 0.00%

Chesapeake Energy Corp., Class C, warrants, expire 2026[1]	1,480	48
Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,3,4]	4,392	—	[8]

Total rights & warrants (cost: $446,000)		48

Convertible stocks 0.16%

Health care 0.16%

Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[3,4,5]	50,000	50,000

Total convertible stocks (cost: $50,000,000)		50,000

Investment funds 5.27%

Capital Group Central Corporate Bond Fund[6]	162,866,206	1,617,261

Total investment funds (cost: $1,643,007,000)		1,617,261

	Principal amount (000)

Bonds, notes & other debt instruments 20.82%

U.S. Treasury bonds & notes 8.03%

U.S. Treasury 6.12%

U.S. Treasury 0.125% 2022	$83,545	83,516
U.S. Treasury 0.125% 2022	10,000	10,000
U.S. Treasury 1.375% 2022	5,000	5,005
U.S. Treasury 1.375% 2022	280	282
U.S. Treasury 1.50% 2022	9,407	9,488
U.S. Treasury 1.625% 2022	94	95
U.S. Treasury 1.875% 2022	80,000	80,226
U.S. Treasury 0.125% 2023	44,825	44,651
U.S. Treasury 0.125% 2023	3,425	3,396
U.S. Treasury 0.25% 2023	7,232	7,198
U.S. Treasury 0.25% 2023	1,229	1,221
U.S. Treasury 0.375% 2023	100,089	99,524
U.S. Treasury 2.25% 2023	5,000	5,150
U.S. Treasury 2.375% 2023	5,000	5,104
U.S. Treasury 2.75% 2023	15,000	15,440
U.S. Treasury 0.25% 2024	15,000	14,827
U.S. Treasury 0.375% 2024	40,000	39,443
U.S. Treasury 1.50% 2024	22,500	22,856

128      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)

U.S. Treasury 1.50% 2024	$907	$921
U.S. Treasury 2.125% 2024	5,000	5,148
U.S. Treasury 2.25% 2024	5,000	5,154
U.S. Treasury 2.375% 2024	70,000	72,705
U.S. Treasury 2.50% 2024	225,000	233,056
U.S. Treasury 2.50% 2024	700	727
U.S. Treasury 0.25% 2025	43,812	42,630
U.S. Treasury 2.50% 2025	3,500	3,660
U.S. Treasury 2.75% 2025	3,229	3,414
U.S. Treasury 3.00% 2025	10,000	10,697
U.S. Treasury 0.375% 2026	75,000	72,604
U.S. Treasury 0.50% 2026	53,869	52,358
U.S. Treasury 0.75% 2026	49,333	48,377
U.S. Treasury 0.75% 2026	52	51
U.S. Treasury 0.875% 2026	565	555
U.S. Treasury 1.125% 2026	471	468
U.S. Treasury 1.50% 2026	500	506
U.S. Treasury 1.625% 2026	60,000	61,057
U.S. Treasury 1.625% 2026	27,000	27,475
U.S. Treasury 1.625% 2026	7,000	7,124
U.S. Treasury 1.625% 2026	1,500	1,526
U.S. Treasury 0.50% 2027	36,300	34,747
U.S. Treasury 0.50% 2027	20,000	19,158
U.S. Treasury 0.625% 2027	7,109	6,805
U.S. Treasury 1.125% 2027	762	757
U.S. Treasury 2.25% 2027	78,250	82,027
U.S. Treasury 2.375% 2027	880	929
U.S. Treasury 1.25% 2028	3,142	3,107
U.S. Treasury 1.50% 2028	50,000	50,222
U.S. Treasury 2.875% 2028	5,217	5,687
U.S. Treasury 0.625% 2030	20,225	18,916
U.S. Treasury 0.875% 2030	6,640	6,315
U.S. Treasury 1.50% 2030	36,651	36,853
U.S. Treasury 1.375% 2031	92,870	91,716
U.S. Treasury 1.125% 2040	62,775	55,060
U.S. Treasury 1.375% 2040	52,695	48,026
U.S. Treasury 1.75% 2041	47,854	46,388
U.S. Treasury 2.50% 2046	3,755	4,155
U.S. Treasury 3.00% 2047	9,355	11,371
U.S. Treasury 3.00% 2048	336	411
U.S. Treasury 2.25% 2049	15,000	16,082
U.S. Treasury 2.375% 2049[9]	75,000	82,554
U.S. Treasury 1.375% 2050	12,500	10,974
U.S. Treasury 2.00% 2050	13,825	14,070
U.S. Treasury 2.00% 2051[9]	127,770	130,415
U.S. Treasury 2.375% 2051[9]	4,757	5,264

		1,879,644

U.S. Treasury inflation-protected securities 1.91%

U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	91,610	97,916
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	92,898	98,989
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	24,622	26,360
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	3,623	3,910
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	4,314	4,694
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	40,436	43,661
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	7,589	8,260
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	19,278	22,117
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	21,732	25,171
U.S. Treasury Inflation-Protected Security 0.125% 2030[10]	24,943	27,721

American Funds Insurance Series      129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities (continued)

U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	$41,268	$46,389
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	25,122	28,129
U.S. Treasury Inflation-Protected Security 1.00% 2049[10]	108,876	154,595

		587,912

Total U.S. Treasury bonds & notes		2,467,556

Corporate bonds, notes & loans 6.48%

Financials 1.17%

ACE INA Holdings, Inc. 2.875% 2022	3,880	3,940
ACE INA Holdings, Inc. 3.35% 2026	880	944
ACE INA Holdings, Inc. 4.35% 2045	400	496
Advisor Group Holdings, LLC 6.25% 2028[7]	4,255	4,421
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	5,457	5,505
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	4,501	4,568
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	2,838	2,894
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,781	1,815
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,970	2,056
AG Merger Sub II, Inc. 10.75% 2027[7]	2,420	2,690
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[7]	2,100	2,102
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[7]	2,295	2,338
Ally Financial, Inc. 8.00% 2031	3,000	4,128
American International Group, Inc. 2.50% 2025	15,800	16,304
American International Group, Inc. 4.20% 2028	565	631
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,485
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	6,000	6,180
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[11]	2,500	2,451
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[11]	1,565	1,554
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	2,345	2,505
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[11]	1,500	1,437
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	1,000	959
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[11]	5,000	4,921
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[11]	1,953	1,964
Bank of Nova Scotia 1.625% 2023	5,000	5,058
Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	7,992
Berkshire Hathaway Finance Corp. 4.25% 2049	550	677
Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,649
Berkshire Hathaway, Inc. 3.125% 2026	500	534
BNP Paribas 3.375% 2025[7]	3,225	3,388
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[7,11]	2,400	2,355
Castlelake Aviation Finance DAC 5.00% 2027[7]	3,370	3,348
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	3,383
CME Group, Inc. 3.75% 2028	3,425	3,813
Coinbase Global, Inc. 3.375% 2028[7]	2,300	2,152
Coinbase Global, Inc. 3.625% 2031[7]	1,900	1,751
Commonwealth Bank of Australia 3.35% 2024	1,225	1,291
Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,054
Commonwealth Bank of Australia 2.688% 2031[7]	4,575	4,504
Compass Diversified Holdings 5.25% 2029[7]	640	672
Compass Diversified Holdings 5.00% 2032[7]	715	734
Crédit Agricole SA 4.375% 2025[7]	850	914
Credit Suisse Group AG 3.80% 2023	1,625	1,684
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	857
Danske Bank AS 2.70% 2022[7]	1,000	1,004
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 7.00% 2026[3,4,12,13]	816	773
Digital Currency Group, Inc., Term Loan, 8.75% 2026[3,4,12]	1,089	1,031
FS Energy and Power Fund 7.50% 2023[7]	1,995	2,083
Goldman Sachs Group, Inc. 0.925% 2024 (USD-SOFR + 0.50% on 10/21/2023)[11]	5,000	4,980

130      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[11]	$3,425	$3,339
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[11]	4,396	4,379
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	425
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	4,036	4,069
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	2,078
Groupe BPCE SA 2.75% 2023[7]	600	613
Groupe BPCE SA 5.70% 2023[7]	2,250	2,420
Groupe BPCE SA 5.15% 2024[7]	3,710	4,020
Groupe BPCE SA 1.00% 2026[7]	3,000	2,905
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,11]	2,250	2,170
Hightower Holding, LLC 6.75% 2029[7]	430	442
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[11]	1,500	1,507
HSBC Holdings PLC 4.25% 2024	3,000	3,170
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	625	641
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[11]	3,000	3,022
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	1,500	1,629
Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,220
Icahn Enterprises Finance Corp. 4.375% 2029	2,200	2,148
Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,196
Intesa Sanpaolo SpA 3.375% 2023[7]	750	767
Intesa Sanpaolo SpA 3.25% 2024[7]	750	781
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,855
Intesa Sanpaolo SpA 3.875% 2027[7]	300	319
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	4,725	4,884
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[11]	3,101	3,144
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[11]	5,325	5,569
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	1,222	1,224
Ladder Capital Corp. 4.25% 2027[7]	3,757	3,786
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	762
Lloyds Banking Group PLC 4.05% 2023	2,000	2,096
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	788
Lloyds Banking Group PLC 4.375% 2028	2,150	2,414
LPL Holdings, Inc. 4.625% 2027[7]	2,700	2,798
LPL Holdings, Inc. 4.375% 2031[7]	1,805	1,849
Marsh & McLennan Companies, Inc. 3.875% 2024	820	868
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,945
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,074
MGIC Investment Corp. 5.25% 2028	1,175	1,235
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,670
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	300	310
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[11]	5,977	5,933
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[11]	3,766	3,655
Morgan Stanley 3.125% 2026	325	345
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	3,290	3,259
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,000	2,048
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[11]	2,421	2,421
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[11]	856	898
MSCI, Inc. 3.625% 2031[7]	2,225	2,312
MSCI, Inc. 3.25% 2033[7]	1,350	1,367
Navient Corp. 5.50% 2023	7,515	7,836
Navient Corp. 7.25% 2023	435	469
Navient Corp. 5.875% 2024	1,005	1,073
Navient Corp. 6.125% 2024	8,030	8,570
Navient Corp. 5.50% 2029	3,290	3,287
New York Life Global Funding 2.35% 2026[7]	590	610
Owl Rock Capital Corp. 3.75% 2025	2,874	2,980
Owl Rock Capital Corp. 4.00% 2025	102	106

American Funds Insurance Series      131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

Owl Rock Capital Corp. 3.375% 2026	$1,290	$1,312
Owl Rock Capital Corp. II 4.625% 2024[7]	2,305	2,416
Owl Rock Capital Corp. III 3.125% 2027[7]	2,520	2,466
PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,472
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,120
Power Financial Corp., Ltd. 5.25% 2028	383	430
Power Financial Corp., Ltd. 6.15% 2028	350	413
Power Financial Corp., Ltd. 4.50% 2029	554	592
Power Financial Corp., Ltd. 3.95% 2030	1,213	1,256
Prudential Financial, Inc. 4.35% 2050	7,000	8,754
Quicken Loans, LLC 3.625% 2029[7]	1,505	1,513
Rabobank Nederland 2.75% 2022	2,250	2,251
Rabobank Nederland 4.375% 2025	4,500	4,879
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[7]	2,110	2,097
Royal Bank of Canada 1.15% 2025	4,711	4,674
Skandinaviska Enskilda Banken AB 2.80% 2022	700	703
Springleaf Finance Corp. 6.125% 2024	2,550	2,707
Starwood Property Trust, Inc. 5.50% 2023[7]	1,160	1,202
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,11]	2,800	3,143
Toronto-Dominion Bank 2.65% 2024	625	649
Toronto-Dominion Bank 0.75% 2025	5,375	5,236
Toronto-Dominion Bank 1.25% 2026	4,000	3,933
Travelers Companies, Inc. 4.00% 2047	860	1,030
U.S. Bancorp 2.375% 2026	4,000	4,158
UBS Group AG 4.125% 2025[7]	2,750	2,972
UniCredit SpA 3.75% 2022[7]	5,725	5,769
UniCredit SpA 6.572% 2022[7]	475	476
UniCredit SpA 4.625% 2027[7]	625	686
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[11]	8,000	8,124
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	729	759
Westpac Banking Corp. 2.75% 2023	1,750	1,788
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	3,000	3,065
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	3,243
Westpac Banking Corp. 2.963% 2040	1,500	1,474

		360,431

Energy 0.84%

Antero Midstream Partners LP 5.375% 2029[7]	2,170	2,293
Antero Resources Corp. 7.625% 2029[7]	1,634	1,816
Ascent Resources - Utica LLC 5.875% 2029[7]	1,040	1,002
Bonanza Creek Energy, Inc. 5.00% 2026[7]	480	485
BP Capital Markets America, Inc. 2.772% 2050	681	643
Canadian Natural Resources, Ltd. 2.95% 2023	1,935	1,972
Canadian Natural Resources, Ltd. 2.05% 2025	961	971
Canadian Natural Resources, Ltd. 2.95% 2030	3,142	3,186
Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,918
Cenovus Energy, Inc. 4.25% 2027	5,690	6,206
Cheniere Energy Partners LP 4.50% 2029	1,085	1,152
Cheniere Energy Partners LP 4.00% 2031	4,485	4,711
Cheniere Energy Partners LP 3.25% 2032[7]	998	1,010
Cheniere Energy, Inc. 4.625% 2028	4,645	4,949
Chesapeake Energy Corp. 4.875% 2022[14]	7,225	145
Chesapeake Energy Corp. 5.50% 2026[7]	685	722
Chesapeake Energy Corp. 5.875% 2029[7]	2,240	2,399
Chevron Corp. 1.995% 2027	2,631	2,672
Chevron USA, Inc. 1.018% 2027	2,850	2,747

132      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy (continued)

CNX Midstream Partners LP 4.75% 2030[7]	$580	$579
CNX Resources Corp. 7.25% 2027[7]	1,725	1,832
CNX Resources Corp. 6.00% 2029[7]	1,475	1,536
Comstock Resources, Inc. 5.875% 2030[7]	450	462
Constellation Oil Services Holding SA 10.00% PIK 2024[7,14,15]	1,084	339
Continental Resources, Inc. 5.75% 2031[7]	1,430	1,686
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,13,15]	204	202
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[13,15]	185	183
Diamondback Energy, Inc. 4.40% 2051	3,896	4,476
DT Midstream, Inc. 4.375% 2031[7]	1,680	1,750
Enbridge Energy Partners LP, Series B, 7.50% 2038	300	450
Enbridge, Inc. 4.00% 2023	278	290
Enbridge, Inc. 2.50% 2025	300	309
Enbridge, Inc. 3.70% 2027	62	67
Energy Transfer Operating LP 5.00% 2050	11,807	13,619
Energy Transfer Partners LP 4.50% 2024	1,210	1,283
Energy Transfer Partners LP 4.75% 2026	2,494	2,731
Energy Transfer Partners LP 5.25% 2029	757	868
Energy Transfer Partners LP 6.00% 2048	774	964
Energy Transfer Partners LP 6.25% 2049	757	991
Enterprise Products Operating LLC 4.90% 2046	500	606
EQM Midstream Partners LP 4.125% 2026	686	704
EQM Midstream Partners LP 6.50% 2027[7]	1,690	1,895
EQM Midstream Partners LP 5.50% 2028	2,588	2,831
EQM Midstream Partners LP 4.75% 2031[7]	1,635	1,732
EQT Corp. 6.625% 2025[11]	795	897
EQT Corp. 3.90% 2027	450	483
EQT Corp. 5.00% 2029	340	377
EQT Corp. 7.50% 2030[11]	1,110	1,428
EQT Corp. 3.625% 2031[7]	400	416
Equinor ASA 3.00% 2027	4,000	4,225
Equinor ASA 3.625% 2028	3,685	4,052
Exxon Mobil Corp. 2.019% 2024	643	659
Exxon Mobil Corp. 2.44% 2029	1,963	2,015
Genesis Energy, LP 6.50% 2025	3,572	3,531
Genesis Energy, LP 6.25% 2026	905	883
Genesis Energy, LP 8.00% 2027	2,690	2,775
Halliburton Company 3.80% 2025	16	17
Harvest Midstream I, LP 7.50% 2028[7]	850	911
Hess Midstream Operations LP 4.25% 2030[7]	960	954
Hess Midstream Partners LP 5.125% 2028[7]	2,155	2,247
Hilcorp Energy I, LP 6.00% 2031[7]	460	477
Kinder Morgan, Inc. 3.60% 2051	3,634	3,663
Marathon Oil Corp. 4.40% 2027	1,005	1,102
MPLX LP 4.125% 2027	500	547
MPLX LP 2.65% 2030	4,273	4,258
MPLX LP 4.50% 2038	750	841
MPLX LP 4.70% 2048	1,101	1,273
MPLX LP 5.50% 2049	4,491	5,749
New Fortress Energy, Inc. 6.50% 2026[7]	235	234
NGL Energy Operating LLC 7.50% 2026[7]	9,015	9,309
NGL Energy Partners LP 6.125% 2025	3,222	2,758
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	4,265	4,655
Oasis Petroleum, Inc. 6.375% 2026[7]	1,865	1,961
ONEOK, Inc. 5.85% 2026	2,469	2,834
ONEOK, Inc. 5.20% 2048	2,500	3,029
Parkland Corp. 4.625% 2030[7]	1,035	1,030
Petróleos Mexicanos 6.875% 2025[7]	3,755	4,107
Petróleos Mexicanos 5.35% 2028	1,870	1,862
Phillips 66 Partners LP 3.55% 2026	160	170
Phillips 66 Partners LP 4.68% 2045	400	471

American Funds Insurance Series      133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy (continued)

Phillips 66 Partners LP 4.90% 2046	$275	$336
Pioneer Natural Resources Company 1.125% 2026	1,053	1,023
Pioneer Natural Resources Company 2.15% 2031	1,669	1,612
Plains All American Pipeline LP 3.80% 2030	113	118
Range Resources Corp. 4.875% 2025	565	584
Range Resources Corp. 8.25% 2029	520	581
Rockcliff Energy II LLC 5.50% 2029[7]	310	320
Rockies Express Pipeline LLC 4.95% 2029[7]	2,689	2,867
SA Global Sukuk, Ltd. 1.602% 2026[7]	13,915	13,717
SA Global Sukuk, Ltd. 2.694% 2031[7]	4,825	4,862
Sabine Pass Liquefaction, LLC 4.50% 2030	4,044	4,566
Schlumberger BV 3.75% 2024[7]	495	520
Schlumberger BV 4.00% 2025[7]	70	75
Southwestern Energy Co. 7.75% 2027	2,450	2,645
Southwestern Energy Co. 8.375% 2028	395	441
Southwestern Energy Co. 5.375% 2029	1,355	1,435
Southwestern Energy Co. 5.375% 2030	1,945	2,087
Southwestern Energy Co. 4.75% 2032	960	1,013
Statoil ASA 3.25% 2024	2,850	3,005
Statoil ASA 4.25% 2041	2,000	2,412
Suncor Energy, Inc. 3.10% 2025	3,687	3,856
Suncor Energy, Inc. 3.75% 2051	142	153
Sunoco Logistics Operating Partners LP 5.40% 2047	650	764
Sunoco LP 4.50% 2029	1,050	1,068
Sunoco LP 4.50% 2030[7]	1,255	1,288
Targa Resources Partners LP 5.50% 2030	2,260	2,473
Targa Resources Partners LP 4.875% 2031	1,665	1,811
Targa Resources Partners LP 4.00% 2032[7]	1,750	1,832
Teekay Offshore Partners LP 8.50% 2023[3,4,7]	3,550	3,231
Total SE 2.986% 2041	4,544	4,613
TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,217
TransCanada PipeLines, Ltd. 4.10% 2030	1,821	2,033
TransCanada PipeLines, Ltd. 4.75% 2038	2,000	2,394
TransCanada PipeLines, Ltd. 4.875% 2048	700	892
Valero Energy Corp. 4.00% 2029	4,000	4,357
Venture Global Calcasieu Pass, LLC 4.125% 2031[7]	840	892
Weatherford International, Ltd. 11.00% 2024[7]	1,196	1,233
Weatherford International, Ltd. 6.50% 2028[7]	2,380	2,522
Weatherford International, Ltd. 8.625% 2030[7]	4,355	4,528
Western Gas Partners LP 4.50% 2028	4,468	4,873
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[11]	1,925	2,120
Williams Companies, Inc. 3.50% 2030	6,129	6,522
Williams Partners LP 4.30% 2024	85	90

		258,565

Health care 0.73%

Abbott Laboratories 3.75% 2026	1,811	2,003
AbbVie, Inc. 2.60% 2024	3,000	3,115
AbbVie, Inc. 3.80% 2025	206	219
AbbVie, Inc. 2.95% 2026	1,445	1,524
AdaptHealth, LLC 5.125% 2030[7]	830	846
AmerisourceBergen Corp. 0.737% 2023	2,918	2,911
Amgen, Inc. 2.20% 2027	2,429	2,488
Anthem, Inc. 2.375% 2025	818	844
AstraZeneca Finance LLC 1.20% 2026	3,786	3,741
AstraZeneca Finance LLC 1.75% 2028	1,871	1,862
AstraZeneca Finance LLC 2.25% 2031	146	147
AstraZeneca PLC 3.375% 2025	1,140	1,225
AstraZeneca PLC 3.00% 2051	573	602
Bausch Health Companies, Inc. 4.875% 2028[7]	2,125	2,171

134      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care (continued)

Bausch Health Companies, Inc. 5.00% 2028[7]	$1,735	$1,599
Bausch Health Companies, Inc. 5.25% 2031[7]	3,910	3,442
Baxter International, Inc. 1.322% 2024[7]	7,109	7,103
Baxter International, Inc. 1.915% 2027[7]	4,739	4,759
Baxter International, Inc. 2.272% 2028[7]	3,180	3,206
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,762
Becton, Dickinson and Company 3.363% 2024	198	207
Boston Scientific Corp. 3.45% 2024	715	748
Boston Scientific Corp. 3.85% 2025	1,780	1,915
Boston Scientific Corp. 3.75% 2026	645	694
Boston Scientific Corp. 4.00% 2029	1,550	1,723
Centene Corp. 4.25% 2027	565	590
Centene Corp. 2.45% 2028	1,325	1,307
Centene Corp. 4.625% 2029	4,785	5,169
Centene Corp. 3.00% 2030	5,865	5,972
Cigna Corp. 3.75% 2023	245	255
Cigna Corp. 4.80% 2038	2,692	3,317
CVS Health Corp. 4.30% 2028	588	660
DaVita, Inc. 4.625% 2030[7]	1,025	1,051
Eli Lilly and Company 3.375% 2029	1,353	1,492
Endo International PLC 5.75% 2022[7]	6,945	6,329
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[7]	560	550
GlaxoSmithKline PLC 3.625% 2025	3,585	3,864
HCA, Inc. 5.375% 2025	515	567
HCA, Inc. 3.50% 2030	4,050	4,288
Jazz Securities DAC 4.375% 2029[7]	1,975	2,048
Medtronic, Inc. 3.50% 2025	467	498
Merck & Co., Inc. 1.90% 2028	2,611	2,625
Merck & Co., Inc. 2.15% 2031	2,309	2,317
Merck & Co., Inc. 2.75% 2051	1,103	1,094
Molina Healthcare, Inc. 3.875% 2030[7]	2,899	3,012
Molina Healthcare, Inc. 3.875% 2032[7]	1,820	1,834
Novant Health, Inc. 3.168% 2051	3,750	3,945
Novartis Capital Corp. 1.75% 2025	1,250	1,268
Novartis Capital Corp. 2.00% 2027	2,386	2,426
Owens & Minor, Inc. 4.375% 2024	5,615	5,974
Owens & Minor, Inc. 4.50% 2029[7]	3,685	3,782
Par Pharmaceutical, Inc. 7.50% 2027[7]	7,828	8,011
Pfizer, Inc. 2.95% 2024	825	859
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[3,4,12,13,15]	4,649	4,649
Shire PLC 2.875% 2023	3,413	3,512
Summa Health 3.511% 2051	1,655	1,750
Tenet Healthcare Corp. 4.875% 2026[7]	13,225	13,604
Tenet Healthcare Corp. 4.25% 2029[7]	2,060	2,096
Tenet Healthcare Corp. 4.375% 2030[7]	1,925	1,954
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,606
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,073
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,751
Teva Pharmaceutical Finance Co. BV 5.125% 2029	5,895	5,789
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	3,005
Thermo Fisher Scientific, Inc. 1.75% 2028	2,252	2,239
Thermo Fisher Scientific, Inc. 2.00% 2031	5,159	5,088
UnitedHealth Group, Inc. 1.15% 2026	2,610	2,584
UnitedHealth Group, Inc. 2.30% 2031	2,286	2,328
UnitedHealth Group, Inc. 3.05% 2041	3,875	4,061
UnitedHealth Group, Inc. 3.25% 2051	2,504	2,714
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	7,602	7,753
Zimmer Holdings, Inc. 3.15% 2022	4,070	4,078

		224,594

American Funds Insurance Series      135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services 0.60%

Alphabet, Inc. 1.998% 2026	$3,000	$3,095
Alphabet, Inc. 1.90% 2040	1,375	1,255
Alphabet, Inc. 2.25% 2060	1,265	1,131
AT&T, Inc. 2.25% 2032	1,000	967
AT&T, Inc. 2.55% 2033	1,348	1,320
AT&T, Inc. 3.30% 2052	1,825	1,792
AT&T, Inc. 3.50% 2053	6,050	6,115
AT&T, Inc. 3.55% 2055	1,125	1,131
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	551
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	3,500	3,588
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,604
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	3,996	3,959
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	4,075	4,119
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,376
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,792
Comcast Corp. 2.35% 2027	4,000	4,146
Comcast Corp. 3.20% 2036	375	401
Comcast Corp. 3.90% 2038	250	283
Comcast Corp. 2.80% 2051	791	764
Comcast Corp. 2.887% 2051[7]	2,571	2,493
CSC Holdings, LLC 3.375% 2031[7]	1,875	1,759
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,709
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[7]	2,205	2,261
Embarq Corp. 7.995% 2036	4,575	5,132
Fox Corp. 4.03% 2024	1,120	1,183
Frontier Communications Corp. 5.875% 2027[7]	2,225	2,356
Frontier Communications Corp. 5.00% 2028[7]	5,550	5,727
Frontier Communications Corp. 6.75% 2029[7]	3,550	3,697
Frontier Communications Holdings, LLC 5.875% 2029	1,850	1,853
Frontier Communications Holdings, LLC 6.00% 2030[7]	1,900	1,913
Gray Escrow II, Inc. 5.375% 2031[7]	900	928
iHeartCommunications, Inc. 5.25% 2027[7]	3,093	3,220
Intelsat Jackson Holding Co. 8.00% 2024[7]	7,275	7,398
Intelsat Jackson Holding Co. 8.50% 2024[7,14]	845	388
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[12,13]	1,727	1,733
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[12]	1,400	1,403
Ligado Networks LLC 15.50% PIK 2023[7,15]	2,583	2,096
Live Nation Entertainment, Inc. 3.75% 2028[7]	1,350	1,343
Midas OpCo Holdings LLC 5.625% 2029[7]	3,205	3,286
News Corp. 3.875% 2029[7]	875	885
Nexstar Broadcasting, Inc. 4.75% 2028[7]	3,175	3,240
SBA Tower Trust 1.631% 2026[7]	8,707	8,577
Scripps Escrow II, Inc. 3.875% 2029[7]	2,325	2,326
Sinclair Television Group, Inc. 4.125% 2030[7]	1,175	1,115
Sirius XM Radio, Inc. 4.00% 2028[7]	3,075	3,098
Sirius XM Radio, Inc. 4.125% 2030[7]	950	952
Sirius XM Radio, Inc. 3.875% 2031[7]	1,975	1,940
Sprint Corp. 7.625% 2026	3,625	4,357
Sprint Corp. 6.875% 2028	7,550	9,563
TEGNA, Inc. 4.75% 2026[7]	2,350	2,447
TEGNA, Inc. 5.00% 2029	1,500	1,536
T-Mobile US, Inc. 1.50% 2026	500	494
T-Mobile US, Inc. 2.05% 2028	325	323
T-Mobile US, Inc. 3.375% 2029[7]	2,200	2,246
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	13,597	13,288
Univision Communications, Inc. 6.625% 2027[7]	5,800	6,255
Univision Communications, Inc. 4.50% 2029[7]	3,475	3,516
Verizon Communications, Inc. 2.10% 2028	1,835	1,840
Verizon Communications, Inc. 2.875% 2050	2,500	2,379
Virgin Media O2 4.25% 2031[7]	5,025	4,933

136      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services (continued)

Virgin Media Secured Finance PLC 4.50% 2030[7]	$2,115	$2,132
VMED O2 UK Financing I PLC 4.75% 2031[7]	225	228
Vodafone Group PLC 4.375% 2028	350	394
Vodafone Group PLC 5.25% 2048	500	653
Vodafone Group PLC 4.25% 2050	4,350	5,034
Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,787
Ziggo Bond Finance BV 4.875% 2030[7]	725	745

		184,550

Consumer discretionary 0.59%

Allied Universal Holdco LLC 4.625% 2028[7]	1,660	1,662
Amazon.com, Inc. 2.70% 2060	2,765	2,673
American Honda Finance Corp. 3.50% 2028	750	820
Asbury Automotive Group, Inc. 4.625% 2029[7]	640	653
Atlas LuxCo 4 SARL 4.625% 2028[7]	1,065	1,047
Bayerische Motoren Werke AG 2.25% 2023[7]	300	307
Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,929
Bayerische Motoren Werke AG 0.80% 2024[7]	1,532	1,523
Caesars Entertainment, Inc. 6.25% 2025[7]	2,815	2,958
Carnival Corp. 4.00% 2028[7]	3,875	3,854
Carvana Co. 5.625% 2025[7]	600	601
Carvana Co. 5.50% 2027[7]	2,496	2,474
Carvana Co. 5.875% 2028[7]	3,474	3,466
Carvana Co. 4.875% 2029[7]	2,150	2,051
Daimler Trucks Finance North America, LLC 2.00% 2026[7]	2,400	2,412
Daimler Trucks Finance North America, LLC 2.375% 2028[7]	1,350	1,357
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[7]	1,300	1,266
Ford Motor Credit Company LLC 3.375% 2025	4,475	4,655
Ford Motor Credit Company LLC 5.125% 2025	8,355	9,097
Ford Motor Credit Company LLC 2.70% 2026	2,110	2,131
Ford Motor Credit Company LLC 4.542% 2026	2,455	2,669
Ford Motor Credit Company LLC 3.815% 2027	250	265
General Motors Financial Co. 3.50% 2024	4,145	4,354
General Motors Financial Co. 4.30% 2025	400	432
General Motors Financial Co. 2.70% 2027	467	475
Hanesbrands, Inc. 4.875% 2026[7]	2,700	2,889
Hilton Grand Vacations Borrower 5.00% 2029[7]	3,580	3,675
Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	1,885	1,930
Home Depot, Inc. 1.50% 2028	3,000	2,963
Home Depot, Inc. 3.90% 2028	825	930
Home Depot, Inc. 2.95% 2029	4,000	4,265
Home Depot, Inc. 1.875% 2031	3,000	2,954
Home Depot, Inc. 4.25% 2046	2,000	2,495
Home Depot, Inc. 4.50% 2048	428	555
Hyundai Capital America 3.25% 2022[7]	480	489
Hyundai Capital America 1.00% 2024[7]	3,025	2,975
Hyundai Capital America 1.50% 2026[7]	850	827
Hyundai Capital America 1.65% 2026[7]	3,075	3,017
Hyundai Capital America 2.375% 2027[7]	2,579	2,567
Hyundai Capital America 2.10% 2028[7]	3,075	2,990
International Game Technology PLC 6.50% 2025[7]	3,555	3,862
International Game Technology PLC 5.25% 2029[7]	5,675	6,022
Kontoor Brands, Inc. 4.125% 2029[7]	910	912
Lithia Motors, Inc. 3.875% 2029[7]	675	690
Lithia Motors, Inc. 4.375% 2031[7]	1,025	1,096
Lowe’s Companies, Inc. 1.70% 2030	966	919
Marriott International, Inc. 2.75% 2033	2,500	2,428
Melco International Development, Ltd. 5.75% 2028[7]	1,485	1,495
MGM Growth Properties LLC 5.625% 2024	775	829
MGM Growth Properties LLC 4.625% 2025[7]	1,050	1,121

American Funds Insurance Series      137

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

MGM Growth Properties LLC 3.875% 2029[7]	$2,225	$2,339
MGM Resorts International 4.50% 2026	600	646
Neiman Marcus Group, LLC 7.125% 2026[7]	1,345	1,430
Penske Automotive Group, Inc., 3.75% 2029	1,375	1,365
Premier Entertainment Sub LLC 5.625% 2029[7]	1,690	1,679
Premier Entertainment Sub LLC 5.875% 2031[7]	1,690	1,698
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	2,023	2,268
Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	3,120	3,025
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	2,705	2,768
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	1,347	1,436
Sands China, Ltd. 2.30% 2027[7]	2,075	1,956
Scientific Games Corp. 8.25% 2026[7]	6,905	7,276
Scientific Games Corp. 7.25% 2029[7]	1,615	1,803
Sonic Automotive, Inc. 4.625% 2029[7]	2,435	2,462
Stellantis Finance US, Inc. 1.711% 2027[7]	2,200	2,164
Stellantis Finance US, Inc. 2.691% 2031[7]	2,150	2,117
Tempur Sealy International, Inc. 4.00% 2029[7]	1,070	1,090
Tempur Sealy International, Inc. 3.875% 2031[7]	1,205	1,209
The Gap, Inc. 3.625% 2029[7]	486	481
The Gap, Inc. 3.875% 2031[7]	323	319
Toyota Motor Credit Corp. 0.80% 2026	2,265	2,204
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,609
Travel + Leisure Co. 4.50% 2029[7]	2,100	2,121
VICI Properties LP 4.625% 2029[7]	995	1,061
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	1,100	1,118
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	450	465
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	3,100	3,284
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	3,770	3,983
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,239
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,370
Wyndham Destinations, Inc. 4.625% 2030[7]	1,300	1,310
Wyndham Worldwide Corp. 4.375% 2028[7]	2,255	2,326
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	2,193	2,212

		179,859

Industrials 0.55%

ADT Security Corp. 4.125% 2029[7]	1,630	1,609
Allison Transmission Holdings, Inc. 3.75% 2031[7]	3,965	3,873
Associated Materials, LLC 9.00% 2025[7]	3,749	4,015
Avis Budget Car Rental, LLC 5.75% 2027[7]	1,025	1,067
Avis Budget Group, Inc. 5.375% 2029[7]	2,450	2,588
Avolon Holdings Funding, Ltd. 3.625% 2022[7]	1,254	1,262
Avolon Holdings Funding, Ltd. 3.95% 2024[7]	1,587	1,664
Avolon Holdings Funding, Ltd. 4.25% 2026[7]	1,126	1,194
Avolon Holdings Funding, Ltd. 4.375% 2026[7]	1,975	2,118
Boeing Company 4.875% 2025	1,555	1,703
Boeing Company 3.10% 2026	251	262
Boeing Company 3.25% 2028	4,000	4,171
Boeing Company 5.15% 2030	1,100	1,283
Boeing Company 3.625% 2031	2,950	3,149
Boeing Company 3.60% 2034	6,250	6,559
Boeing Company 5.805% 2050	4,000	5,427
Bombardier, Inc. 7.50% 2024[7]	950	991
Bombardier, Inc. 7.125% 2026[7]	2,900	3,012
Bombardier, Inc. 7.875% 2027[7]	5,245	5,446
Bombardier, Inc. 6.00% 2028[7]	1,010	1,015
Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,105
BWX Technologies, Inc. 4.125% 2029[7]	1,025	1,039
Canadian National Railway Company 3.20% 2046	930	975
Canadian Pacific Railway, Ltd. 1.75% 2026	1,385	1,391

138      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials (continued)

Canadian Pacific Railway, Ltd. 2.45% 2031	$1,738	$1,774
Canadian Pacific Railway, Ltd. 3.10% 2051	1,829	1,884
Clarivate Science Holdings Corp. 3.875% 2028[7]	590	594
Clarivate Science Holdings Corp. 4.875% 2029[7]	520	528
CoreLogic, Inc. 4.50% 2028[7]	6,075	6,061
Covert Mergeco, Inc. 4.875% 2029[7]	680	691
CSX Corp. 4.25% 2029	1,062	1,195
CSX Corp. 4.30% 2048	1,125	1,377
CSX Corp. 2.50% 2051	1,125	1,043
General Electric Capital Corp. 4.418% 2035	649	776
Honeywell International, Inc. 2.30% 2024	2,640	2,729
Honeywell International, Inc. 1.35% 2025	5,947	5,975
Honeywell International, Inc. 2.70% 2029	1,470	1,541
Icahn Enterprises Finance Corp. 4.75% 2024	2,090	2,171
L3Harris Technologies, Inc. 1.80% 2031	2,625	2,509
LSC Communications, Inc. 8.75% 2023[3,4,7,14]	4,063	39
Masco Corp. 1.50% 2028	774	750
Masco Corp. 2.00% 2031	497	477
Masco Corp. 3.125% 2051	230	229
MasTec, Inc. 4.50% 2028[7]	1,425	1,482
Meritor, Inc. 4.50% 2028[7]	1,025	1,029
Norfolk Southern Corp. 3.05% 2050	2,746	2,805
Northrop Grumman Corp. 2.93% 2025	1,820	1,897
Northrop Grumman Corp. 3.25% 2028	3,495	3,744
Otis Worldwide Corp. 2.293% 2027	2,135	2,177
Raytheon Technologies Corp. 1.90% 2031	2,615	2,526
Raytheon Technologies Corp. 2.82% 2051	3,000	2,904
Roller Bearing Company of America, Inc. 4.375% 2029[7]	195	199
Rolls-Royce PLC 5.75% 2027[7]	765	847
Siemens AG 1.20% 2026[7]	3,887	3,827
Siemens AG 1.70% 2028[7]	3,700	3,671
SkyMiles IP, Ltd. 4.75% 2028[7]	3,475	3,797
The Brink’s Co. 4.625% 2027[7]	2,385	2,459
TransDigm, Inc. 6.25% 2026[7]	3,476	3,617
TransDigm, Inc. 5.50% 2027	2,200	2,270
Triumph Group, Inc. 6.25% 2024[7]	970	977
Triumph Group, Inc. 8.875% 2024[7]	1,002	1,094
Triumph Group, Inc. 7.75% 2025[7]	875	869
Union Pacific Corp. 3.15% 2024	1,133	1,182
Union Pacific Corp. 2.15% 2027	2,318	2,382
Union Pacific Corp. 2.40% 2030	2,414	2,463
Union Pacific Corp. 2.375% 2031	650	663
Union Pacific Corp. 2.891% 2036	1,650	1,732
Union Pacific Corp. 2.95% 2052	4,719	4,787
Union Pacific Corp. 3.75% 2070	546	621
Union Pacific Corp. 3.799% 2071	545	633
United Airlines Holdings, Inc. 6.50% 2027[7]	2,200	2,352
United Airlines, Inc. 4.625% 2029[7]	2,225	2,299
United Rentals, Inc. 3.875% 2031	2,050	2,084
United Technologies Corp. 3.65% 2023	52	54
United Technologies Corp. 3.95% 2025	3,155	3,424
United Technologies Corp. 4.125% 2028	1,075	1,204
Vertical U.S. Newco, Inc. 5.25% 2027[7]	2,000	2,105
Vinci SA 3.75% 2029[7]	1,167	1,276
WESCO Distribution, Inc. 7.125% 2025[7]	1,210	1,284

		166,997

American Funds Insurance Series      139

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 0.49%

AEP Transmission Co. LLC 3.75% 2047	$2,390	$2,696
Ameren Corp. 2.50% 2024	969	996
American Electric Power Company, Inc. 2.95% 2022	3,020	3,069
Calpine Corp. 3.75% 2031[7]	1,975	1,906
CenterPoint Energy, Inc. 3.85% 2024	1,638	1,717
Comisión Federal de Electricidad 4.75% 2027[7]	645	715
Commonwealth Edison Co. 4.35% 2045	1,085	1,320
Commonwealth Edison Co. 4.00% 2048	2,600	3,044
Consolidated Edison Company of New York, Inc. 3.60% 2061	5,380	5,694
Consumers Energy Co. 4.05% 2048	3,017	3,608
Dominion Resources, Inc. 2.85% 2026	750	783
Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,838
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,396
Duke Energy Florida, LLC 3.20% 2027	1,445	1,538
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,272
Duke Energy Progress, LLC 3.70% 2046	457	512
Duke Energy Progress, LLC 2.50% 2050	202	187
Duke Energy Progress, LLC 2.90% 2051	91	90
Edison International 3.55% 2024	2,200	2,303
EDP Finance BV 3.625% 2024[7]	4,100	4,305
Electricité de France SA 4.75% 2035[7]	1,250	1,476
Electricité de France SA 4.875% 2038[7]	2,750	3,337
Electricité de France SA 5.60% 2040	525	691
Emera US Finance LP 3.55% 2026	320	341
Enersis Américas SA 4.00% 2026	245	261
Entergy Corp. 2.80% 2030	3,325	3,388
Entergy Texas, Inc. 1.75% 2031	3,650	3,427
Eversource Energy 3.80% 2023	2,730	2,867
Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,085
FirstEnergy Corp. 3.40% 2050	6,975	6,853
FirstEnergy Transmission LLC 2.866% 2028[7]	675	677
Northern States Power Co. 4.125% 2044	6,000	7,186
NRG Energy, Inc. 3.625% 2031[7]	2,600	2,539
Pacific Gas and Electric Co. 1.75% 2022	1,575	1,575
Pacific Gas and Electric Co. 2.10% 2027	125	121
Pacific Gas and Electric Co. 2.50% 2031	4,750	4,530
Pacific Gas and Electric Co. 3.30% 2040	100	93
Pacific Gas and Electric Co. 4.20% 2041	9,100	9,174
Pacific Gas and Electric Co. 3.50% 2050	2,500	2,322
PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,624
PG&E Corp. 5.00% 2028	3,750	3,951
PG&E Corp. 5.25% 2030	3,400	3,572
Public Service Company of Colorado 1.875% 2031	2,775	2,701
Public Service Electric and Gas Co. 3.60% 2047	548	617
Public Service Electric and Gas Co. 3.15% 2050	2,451	2,577
Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,927
Southern California Edison Co. 2.85% 2029	4,450	4,608
Southern California Edison Co. 6.00% 2034	2,500	3,247
Southern California Edison Co. 5.35% 2035	3,000	3,741
Southern California Edison Co. 5.75% 2035	675	870
Southern California Edison Co. 4.00% 2047	456	504
Southern California Edison Co. 3.65% 2050	3,652	3,874
Talen Energy Corp. 7.25% 2027[7]	4,775	4,231
Talen Energy Supply, LLC 7.625% 2028[7]	3,030	2,701
Union Electric Co. 2.625% 2051	5,625	5,407
Venture Global Calcasieu Pass, LLC 3.875% 2029[7]	1,030	1,070
Virginia Electric and Power Co. 3.80% 2028	2,000	2,191
Virginia Electric and Power Co. 4.60% 2048	2,650	3,389
Xcel Energy, Inc. 2.60% 2029	1,950	1,995

		148,729

140      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials 0.43%

Alcoa Netherlands Holding BV 4.125% 2029[7]	$950	$980
Allegheny Technologies, Inc. 4.875% 2029	490	491
Allegheny Technologies, Inc. 5.125% 2031	875	883
Anglo American Capital PLC 2.25% 2028[7]	484	476
Anglo American Capital PLC 2.625% 2030[7]	5,000	4,909
Anglo American Capital PLC 3.95% 2050[7]	2,281	2,428
Arconic Rolled Products Corp. 6.125% 2028[7]	750	799
Ball Corp. 3.125% 2031	3,520	3,481
Canpack SA / Canpack US, LLC 3.875% 2029[7]	935	914
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	613
Cleveland-Cliffs, Inc. 5.875% 2027	10,500	10,944
Cleveland-Cliffs, Inc. 4.625% 2029[7]	1,825	1,864
Cleveland-Cliffs, Inc. 4.875% 2031[7]	2,051	2,134
CVR Partners LP 9.25% 2023[7]	236	238
CVR Partners LP 6.125% 2028[7]	745	787
Dow Chemical Co. 3.625% 2026	1,884	2,032
Dow Chemical Co. 3.60% 2050	1,328	1,442
First Quantum Minerals, Ltd. 6.50% 2024[7]	3,704	3,754
First Quantum Minerals, Ltd. 7.50% 2025[7]	11,350	11,690
First Quantum Minerals, Ltd. 6.875% 2026[7]	3,625	3,770
First Quantum Minerals, Ltd. 6.875% 2027[7]	3,240	3,491
Freeport-McMoRan, Inc. 4.25% 2030	2,125	2,245
FXI Holdings, Inc. 7.875% 2024[7]	726	740
FXI Holdings, Inc. 12.25% 2026[7]	4,392	4,947
Glencore Funding LLC 4.125% 2024[7]	945	994
Hexion, Inc. 7.875% 2027[7]	2,045	2,159
International Flavors & Fragrances, Inc. 1.832% 2027[7]	5,400	5,305
International Flavors & Fragrances, Inc. 3.468% 2050[7]	2,285	2,399
International Paper Co. 7.30% 2039	2,005	3,078
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	765	833
LSB Industries, Inc. 6.25% 2028[7]	860	896
LYB International Finance III, LLC 2.25% 2030	1,198	1,193
LYB International Finance III, LLC 3.375% 2040	5,848	6,104
LYB International Finance III, LLC 3.625% 2051	5,787	6,141
LYB International Finance III, LLC 3.80% 2060	1,186	1,257
Methanex Corp. 5.125% 2027	6,000	6,306
Mosaic Co. 3.25% 2022	1,125	1,147
Mosaic Co. 4.05% 2027	1,050	1,160
Nova Chemicals Corp. 4.25% 2029[7]	1,875	1,885
Novelis Corp. 3.875% 2031[7]	1,115	1,110
Praxair, Inc. 1.10% 2030	2,938	2,748
Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,837	1,825
SCIH Salt Holdings, Inc. 4.875% 2028[7]	1,185	1,139
SCIH Salt Holdings, Inc. 6.625% 2029[7]	1,230	1,152
Sherwin-Williams Company 2.75% 2022	29	29
Sherwin-Williams Company 3.125% 2024	275	287
Sherwin-Williams Company 3.80% 2049	5,208	5,882
Venator Materials Corp. 5.75% 2025[7]	5,845	5,617
Venator Materials Corp. 9.50% 2025[7]	1,495	1,636
Warrior Met Coal, Inc. 7.875% 2028[7]	2,900	2,977
Westlake Chemical Corp. 4.375% 2047	500	589

		131,900

Real estate 0.41%

Alexandria Real Estate Equities, Inc. 3.80% 2026	315	341
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,348
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,003
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,423
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,854
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	531

American Funds Insurance Series      141

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate (continued)

American Campus Communities, Inc. 3.75% 2023	$3,055	$3,139
American Campus Communities, Inc. 4.125% 2024	2,075	2,218
American Campus Communities, Inc. 3.625% 2027	9,545	10,205
American Campus Communities, Inc. 3.875% 2031	331	367
American Tower Corp. 1.45% 2026	2,369	2,321
American Tower Corp. 1.60% 2026	2,347	2,325
American Tower Corp. 3.55% 2027	1,425	1,523
American Tower Corp. 1.50% 2028	2,500	2,394
American Tower Corp. 3.60% 2028	1,000	1,078
American Tower Corp. 2.30% 2031	3,249	3,159
American Tower Corp. 2.95% 2051	3,250	3,087
Brandywine Operating Partnership LP 3.95% 2023	1,070	1,096
Brookfield Property REIT, Inc. 5.75% 2026[7]	2,575	2,668
Diversified Healthcare Trust 4.375% 2031	2,750	2,645
Equinix, Inc. 1.45% 2026	2,787	2,734
Equinix, Inc. 2.90% 2026	1,144	1,186
Equinix, Inc. 1.80% 2027	1,295	1,275
Equinix, Inc. 1.55% 2028	3,175	3,057
Equinix, Inc. 2.00% 2028	2,234	2,194
Equinix, Inc. 3.20% 2029	1,552	1,633
Equinix, Inc. 2.50% 2031	1,710	1,711
Equinix, Inc. 3.00% 2050	912	875
Equinix, Inc. 3.40% 2052	2,731	2,791
Essex Portfolio LP 3.875% 2024	1,000	1,053
Essex Portfolio LP 3.50% 2025	6,825	7,211
Extra Space Storage, Inc. 2.35% 2032	1,385	1,348
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,309
Host Hotels & Resorts LP 4.50% 2026	355	383
Howard Hughes Corp. 5.375% 2028[7]	1,450	1,546
Howard Hughes Corp. 4.125% 2029[7]	1,860	1,887
Howard Hughes Corp. 4.375% 2031[7]	2,615	2,645
Invitation Homes Operating Partnership LP 2.00% 2031	2,401	2,264
Iron Mountain, Inc. 5.25% 2030[7]	3,785	3,995
Iron Mountain, Inc. 4.50% 2031[7]	2,650	2,683
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,645	2,709
Kennedy-Wilson Holdings, Inc. 4.75% 2030	1,140	1,157
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,260	2,331
Park Intermediate Holdings LLC 4.875% 2029[7]	2,280	2,335
Public Storage 2.37% 2022	565	572
Public Storage 0.875% 2026	592	577
Public Storage 1.50% 2026	2,724	2,719
Public Storage 1.85% 2028	2,490	2,487
Public Storage 1.95% 2028	2,027	2,022
Public Storage 2.30% 2031	2,493	2,518
Realogy Corp. 5.75% 2029[7]	2,260	2,320
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	1,300	1,302
RLJ Lodging Trust, LP 4.00% 2029[7]	1,240	1,229
Scentre Group 3.25% 2025[7]	1,000	1,053
Scentre Group 3.50% 2025[7]	3,075	3,240
Scentre Group 3.75% 2027[7]	2,430	2,619
Sun Communities Operating LP 2.30% 2028	1,845	1,844
Sun Communities Operating LP 2.70% 2031	876	870
UDR, Inc. 2.95% 2026	760	791

		126,200

Information technology 0.34%

Adobe, Inc. 1.90% 2025	366	375
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[12,13]	4,150	4,151
Analog Devices, Inc. 1.70% 2028	1,286	1,283
Analog Devices, Inc. 2.10% 2031	1,212	1,216

142      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology (continued)

Analog Devices, Inc. 2.80% 2041	$2,961	$3,001
Analog Devices, Inc. 2.95% 2051	1,955	2,013
Apple, Inc. 3.00% 2024	625	651
Apple, Inc. 0.70% 2026	2,500	2,451
Apple, Inc. 3.35% 2027	40	43
Apple, Inc. 1.20% 2028	5,000	4,859
Apple, Inc. 1.65% 2031	2,500	2,443
Avaya, Inc. 6.125% 2028[7]	1,600	1,699
Booz Allen Hamilton, Inc. 4.00% 2029[7]	1,000	1,034
Broadcom, Inc. 1.95% 2028[7]	1,407	1,392
Broadcom, Inc. 2.45% 2031[7]	2,452	2,407
Broadcom, Inc. 2.60% 2033[7]	2,524	2,464
Broadcom, Inc. 3.469% 2034[7]	5,181	5,430
Broadcom, Inc. 3.50% 2041[7]	3,948	4,059
Broadcom, Inc. 3.75% 2051[7]	2,604	2,729
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[12,13]	1,325	1,314
Diebold Nixdorf, Inc. 9.375% 2025[7]	5,675	6,117
Diebold, Inc. 8.50% 2024	1,400	1,402
Fidelity National Information Services, Inc. 3.10% 2041	302	306
Fiserv, Inc. 3.50% 2029	1,030	1,109
Fiserv, Inc. 2.65% 2030	7,348	7,465
Gartner, Inc. 4.50% 2028[7]	650	680
Intuit, Inc. 0.95% 2025	1,530	1,509
Intuit, Inc. 1.35% 2027	1,395	1,365
Intuit, Inc. 1.65% 2030	1,845	1,782
Mastercard, Inc. 2.00% 2031	3,874	3,866
Microsoft Corp. 2.921% 2052	4,814	5,124
MoneyGram International, Inc. 5.375% 2026[7]	750	762
Oracle Corp. 3.65% 2041	2,250	2,278
Oracle Corp. 3.95% 2051	1,826	1,899
PayPal Holdings, Inc. 2.65% 2026	2,364	2,483
PayPal Holdings, Inc. 2.30% 2030	2,200	2,237
Sabre GLBL, Inc. 7.375% 2025[7]	728	762
Sabre Holdings Corp. 9.25% 2025[7]	1,197	1,354
salesforce.com, inc. 1.50% 2028	3,200	3,163
salesforce.com, inc. 1.95% 2031	1,625	1,611
salesforce.com, inc. 2.70% 2041	1,875	1,876
Square, Inc. 3.50% 2031[7]	2,325	2,387
Synaptics, Inc. 4.00% 2029[7]	875	889
Unisys Corp. 6.875% 2027[7]	725	786
VeriSign, Inc. 2.70% 2031	625	629
Veritas Holdings, Ltd. 7.50% 2025[7]	2,860	2,964
Viavi Solutions, Inc. 3.75% 2029[7]	725	726
Xerox Corp. 5.00% 2025[7]	2,425	2,573

		105,118

Consumer staples 0.33%

7-Eleven, Inc. 0.80% 2024[7]	1,700	1,681
7-Eleven, Inc. 0.95% 2026[7]	825	800
7-Eleven, Inc. 1.30% 2028[7]	2,500	2,383
Albertsons Companies, Inc. 3.50% 2029[7]	1,385	1,390
Altria Group, Inc. 4.40% 2026	231	255
Altria Group, Inc. 5.80% 2039	2,820	3,395
Altria Group, Inc. 3.40% 2041	1,500	1,386
Altria Group, Inc. 4.50% 2043	3,000	3,116
Altria Group, Inc. 5.95% 2049	490	613
Altria Group, Inc. 3.70% 2051	1,500	1,401
Anheuser-Busch InBev NV 4.00% 2028	845	940
Anheuser-Busch InBev NV 5.45% 2039	5,000	6,555
Anheuser-Busch InBev NV 4.35% 2040	2,500	2,944

American Funds Insurance Series      143

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples (continued)

Anheuser-Busch InBev NV 4.60% 2048	$1,500	$1,838
British American Tobacco PLC 3.222% 2024	2,826	2,939
British American Tobacco PLC 3.215% 2026	3,323	3,462
British American Tobacco PLC 4.39% 2037	3,109	3,281
British American Tobacco PLC 4.54% 2047	940	985
Central Garden & Pet Co. 4.125% 2031[7]	1,395	1,404
Coca-Cola Company 1.00% 2028	940	904
Conagra Brands, Inc. 1.375% 2027	4,615	4,411
Constellation Brands, Inc. 3.20% 2023	1,029	1,051
Constellation Brands, Inc. 3.60% 2028	625	675
Constellation Brands, Inc. 2.25% 2031	1,487	1,455
Coty, Inc. 4.75% 2029[7]	1,220	1,242
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,075
Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,153
Kimberly-Clark Corp. 3.10% 2030	329	355
Kraft Heinz Company 3.875% 2027	1,475	1,595
Kraft Heinz Company 4.375% 2046	560	657
Kraft Heinz Company 4.875% 2049	3,760	4,732
Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	1,695	1,676
Lamb Weston Holdings, Inc. 4.125% 2030[7]	2,210	2,272
PepsiCo, Inc. 1.95% 2031	3,001	3,003
PepsiCo, Inc. 2.625% 2041	5,000	5,069
PepsiCo, Inc. 2.75% 2051	2,500	2,569
Philip Morris International, Inc. 2.375% 2022	1,960	1,979
Philip Morris International, Inc. 2.625% 2022	1,670	1,672
Philip Morris International, Inc. 2.875% 2024	788	820
Philip Morris International, Inc. 3.25% 2024	2,000	2,117
Philip Morris International, Inc. 0.875% 2026	2,990	2,885
Philip Morris International, Inc. 3.375% 2029	788	850
Philip Morris International, Inc. 1.75% 2030	2,956	2,816
Post Holdings, Inc. 4.625% 2030[7]	2,886	2,945
Prestige Brands International, Inc. 3.75% 2031[7]	1,115	1,083
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,134
Reynolds American, Inc. 5.85% 2045	2,030	2,472
Simmons Foods, Inc. 4.625% 2029[7]	560	553

		101,988

Total corporate bonds, notes & loans		1,988,931

Mortgage-backed obligations 4.67%

Federal agency mortgage-backed obligations 4.17%

Fannie Mae Pool #AD7072 4.00% 2025[16]	3	3
Fannie Mae Pool #AE3069 4.00% 2025[16]	2	2
Fannie Mae Pool #AE2321 4.00% 2025[16]	1	1
Fannie Mae Pool #AH6431 4.00% 2026[16]	280	295
Fannie Mae Pool #890329 4.00% 2026[16]	45	47
Fannie Mae Pool #AH5618 4.00% 2026[16]	3	3
Fannie Mae Pool #AH0829 4.00% 2026[16]	2	2
Fannie Mae Pool #MA1109 4.00% 2027[16]	4	4
Fannie Mae Pool #MA3653 3.00% 2029[16]	33	35
Fannie Mae Pool #AL8347 4.00% 2029[16]	324	341
Fannie Mae Pool #254767 5.50% 2033[16]	253	287
Fannie Mae Pool #555956 5.50% 2033[16]	165	187
Fannie Mae Pool #BN1085 4.00% 2034[16]	486	512
Fannie Mae Pool #BN3172 4.00% 2034[16]	173	181
Fannie Mae Pool #AS8554 3.00% 2036[16]	7,252	7,616
Fannie Mae Pool #929185 5.50% 2036[16]	412	470
Fannie Mae Pool #893641 6.00% 2036[16]	924	1,071
Fannie Mae Pool #893688 6.00% 2036[16]	200	232
Fannie Mae Pool #907239 6.00% 2036[16]	57	66
Fannie Mae Pool #AD0249 5.50% 2037[16]	137	155

144      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Fannie Mae Pool #190379 5.50% 2037[16]	$69	$79
Fannie Mae Pool #924952 6.00% 2037[16]	989	1,146
Fannie Mae Pool #888292 6.00% 2037[16]	693	804
Fannie Mae Pool #928031 6.00% 2037[16]	83	96
Fannie Mae Pool #888637 6.00% 2037[16]	12	14
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,190	1,381
Fannie Mae Pool #AD0095 6.00% 2038[16]	870	1,009
Fannie Mae Pool #995674 6.00% 2038[16]	403	467
Fannie Mae Pool #AE0021 6.00% 2038[16]	351	408
Fannie Mae Pool #AL7164 6.00% 2038[16]	226	256
Fannie Mae Pool #AB0538 6.00% 2038[16]	147	170
Fannie Mae Pool #995391 6.00% 2038[16]	23	27
Fannie Mae Pool #889983 6.00% 2038[16]	23	26
Fannie Mae Pool #995224 6.00% 2038[16]	10	12
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	225	261
Fannie Mae Pool #AL0309 6.00% 2040[16]	77	89
Fannie Mae Pool #MA4387 2.00% 2041[16]	8,492	8,632
Fannie Mae Pool #AB4536 6.00% 2041[16]	537	619
Fannie Mae Pool #AL7228 6.00% 2041[16]	304	344
Fannie Mae Pool #AP2131 3.50% 2042[16]	3,668	3,948
Fannie Mae Pool #AU8813 4.00% 2043[16]	2,596	2,886
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,463	1,627
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,214	1,334
Fannie Mae Pool #AL8773 3.50% 2045[16]	6,332	6,826
Fannie Mae Pool #AL8354 3.50% 2045[16]	1,629	1,753
Fannie Mae Pool #BC4764 3.00% 2046[16]	13,533	14,210
Fannie Mae Pool #AS8310 3.00% 2046[16]	431	459
Fannie Mae Pool #AL8522 3.50% 2046[16]	3,405	3,664
Fannie Mae Pool #BD9699 3.50% 2046[16]	1,686	1,804
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,531	1,657
Fannie Mae Pool #BC7611 4.00% 2046[16]	221	240
Fannie Mae Pool #BM1179 3.00% 2047[16]	553	587
Fannie Mae Pool #BE1290 3.50% 2047[16]	2,539	2,716
Fannie Mae Pool #CA0770 3.50% 2047[16]	1,927	2,042
Fannie Mae Pool #MA3211 4.00% 2047[16]	3,617	3,875
Fannie Mae Pool #257036 7.00% 2047[16]	6	7
Fannie Mae Pool #256975 7.00% 2047[16]	2	2
Fannie Mae Pool #FM3278 3.50% 2048[16]	21,298	22,558
Fannie Mae Pool #BK7655 3.931% 2048[13,16]	449	465
Fannie Mae Pool #CA2377 4.00% 2048[16]	8,224	8,762
Fannie Mae Pool #BK6971 4.00% 2048[16]	112	120
Fannie Mae Pool #BK5255 4.00% 2048[16]	17	18
Fannie Mae Pool #MA3277 4.00% 2048[16]	14	15
Fannie Mae Pool #CA2493 4.50% 2048[16]	987	1,061
Fannie Mae Pool #CA4756 3.00% 2049[16]	2,048	2,152
Fannie Mae Pool #BK8767 4.00% 2049[16]	97	105
Fannie Mae Pool #CB2375 2.50% 2051[16]	8,608	8,854
Fannie Mae Pool #CB2319 2.50% 2051[16]	209	216
Fannie Mae Pool #CB2372 2.50% 2051[16]	100	103
Fannie Mae Pool #BT9510 2.50% 2051[16]	100	103
Fannie Mae Pool #BT9483 2.50% 2051[16]	100	103
Fannie Mae Pool #FM8453 3.00% 2051[16]	5,445	5,768
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	102	116
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	29	34
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[13,16]	808	815
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	547	549
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	59	59
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.123% 2023[13,16]	4,068	4,183
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[13,16]	2,921	3,038
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[13,16]	5,268	5,474

American Funds Insurance Series      145

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.489% 2024[13,16]	$2,456	$2,555
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.466% 2026[13,16]	8,957	9,340
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[13,16]	2,891	3,063
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	51	46
Freddie Mac Pool #C91912 3.00% 2037[16]	13,210	13,890
Freddie Mac Pool #G03978 5.00% 2038[16]	516	585
Freddie Mac Pool #G04553 6.50% 2038[16]	62	70
Freddie Mac Pool #G08347 4.50% 2039[16]	82	90
Freddie Mac Pool #C03518 5.00% 2040[16]	702	789
Freddie Mac Pool #Q05807 4.00% 2042[16]	2,034	2,236
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,551	1,725
Freddie Mac Pool #Q23190 4.00% 2043[16]	944	1,034
Freddie Mac Pool #760014 2.843% 2045[13,16]	239	248
Freddie Mac Pool #Q37988 4.00% 2045[16]	7,064	7,738
Freddie Mac Pool #G60344 4.00% 2045[16]	6,100	6,717
Freddie Mac Pool #Z40130 3.00% 2046[16]	5,192	5,515
Freddie Mac Pool #Q41090 4.50% 2046[16]	344	375
Freddie Mac Pool #Q41909 4.50% 2046[16]	338	366
Freddie Mac Pool #760015 2.627% 2047[13,16]	581	599
Freddie Mac Pool #Q46021 3.50% 2047[16]	1,181	1,258
Freddie Mac Pool #SI2002 4.00% 2048[16]	3,139	3,356
Freddie Mac Pool #SD7507 3.00% 2049[16]	2,269	2,388
Freddie Mac Pool #SD7528 2.00% 2050[16]	20,064	20,116
Freddie Mac Pool #SD7545 2.50% 2051[16]	7,793	8,046
Freddie Mac Pool #RA6483 2.50% 2051[16]	7,454	7,675
Freddie Mac Pool #QD3220 2.50% 2051[16]	100	103
Freddie Mac Pool #RA5971 3.00% 2051[16]	7,519	7,929
Freddie Mac, Series T041, Class 3A, 4.718% 2032[13,16]	208	227
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,452
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,254
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[13,16]	9,778	10,541
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,545
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	7,868
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,132
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,670
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	6,325	6,534
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[13,16]	6,251	6,449
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[13,16]	3,128	3,226
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[13,16]	1,358	1,404
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[13,16]	1,066	1,121
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	2,318	2,405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,256	2,386
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	882	938
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	11,751	12,263
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	6,547	6,762
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	2,621	2,704
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	3,395	3,505
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	5,162	5,368

146      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	$2,455	$2,600
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.402% 2027[13,16]	473	481
Government National Mortgage Assn. 2.00% 2052[16,17]	63,224	63,799
Government National Mortgage Assn. 2.00% 2052[16,17]	16,310	16,429
Government National Mortgage Assn. 2.50% 2052[16,17]	4,876	4,973
Government National Mortgage Assn. 2.50% 2052[16,17]	990	1,014
Government National Mortgage Assn. 3.00% 2052[16,17]	35,782	37,025
Government National Mortgage Assn. 3.50% 2052[16,17]	26,752	27,858
Government National Mortgage Assn. 4.00% 2052[16,17]	9,238	9,728
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	628	666
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[16]	489	518
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	7,322	7,727
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	940	991
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	13,796	14,585
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	4,622	4,886
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	3,048	3,222
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[16]	839	888
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[16]	293	310
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[16]	28,849	29,893
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[16]	2,634	2,797
Government National Mortgage Assn. Pool #MA7316 4.50% 2051[16]	766	813
Uniform Mortgage-Backed Security 1.50% 2037[16,17]	11,973	11,985
Uniform Mortgage-Backed Security 1.50% 2037[16,17]	7,822	7,844
Uniform Mortgage-Backed Security 2.00% 2037[16,17]	27,501	28,161
Uniform Mortgage-Backed Security 2.00% 2037[16,17]	24,668	25,217
Uniform Mortgage-Backed Security 2.50% 2037[16,17]	638	659
Uniform Mortgage-Backed Security 3.00% 2037[16,17]	16,342	17,088
Uniform Mortgage-Backed Security 2.00% 2052[16,17]	133,694	132,713
Uniform Mortgage-Backed Security 2.00% 2052[16,17]	12,473	12,408
Uniform Mortgage-Backed Security 2.50% 2052[16,17]	105,086	106,716
Uniform Mortgage-Backed Security 2.50% 2052[16,17]	40,552	41,273
Uniform Mortgage-Backed Security 3.00% 2052[16,17]	162,650	168,512
Uniform Mortgage-Backed Security 3.50% 2052[16,17]	85,313	89,818
Uniform Mortgage-Backed Security 4.00% 2052[16,17]	10,520	11,190
Uniform Mortgage-Backed Security 4.50% 2052[16,17]	41,792	44,776

		1,280,828

Commercial mortgage-backed securities 0.33%

Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	2,968
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.96% 2036[7,13,16]	2,000	2,001
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,080
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	2,983
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 2026[7,13,16]	5,254	5,255
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.699% 2034[7,13,16]	5,954	5,893
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[7,13,16]	4,505	4,496
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[7,13,16]	7,968	7,965
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.06% 2036[7,13,16]	679	676
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.407% 2036[7,13,16]	5,968	5,964
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 2038[7,13,16]	7,538	7,506
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.98% 2038[7,13,16]	1,361	1,355
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.21% 2038[7,13,16]	1,229	1,224
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	748	766
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,050
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,065	1,107

American Funds Insurance Series      147

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)

Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[7,13,16]	$1,566	$1,570
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.49% 2038[7,13,16]	1,429	1,432
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.81% 2038[7,13,16]	1,493	1,496
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[7,16]	3,795	3,798
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	2,489	2,527
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	1,431	1,435
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[7,13,16]	3,572	3,576
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.51% 2038[7,13,16]	1,904	1,905
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	13,772	13,747
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.911% 2026[7,13,16]	3,950	3,948
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	768	798
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	815	835
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,16]	3,987	4,090
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[7,13,16]	4,808	4,793

		102,239

Collateralized mortgage-backed obligations (privately originated) 0.17%

Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,13,16]	1,574	1,567
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.702% 2029[7,13,16]	3,251	3,253
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,13,16]	1,560	1,603
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (1-month USD-SOFR + 0.75%) 0.80% 2041[7,13,16]	1,013	1,013
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	4,191	4,229
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,13,16]	2,557	2,572
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	172	182
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	7,810	8,559
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	2,724	3,036
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[7,16]	4,491	4,449
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,13,16]	4,138	4,152
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,13,16]	1,216	1,221
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,13,16]	531	532
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	352	366
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[7,13,16]	4,040	4,037
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.101% 2023[7,13,16]	2,862	2,865
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[7,13,16]	5,219	5,224
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,13,16]	566	567
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.802% 2054[7,13,16]	1,300	1,301

		50,728

Total mortgage-backed obligations		1,433,795

148      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Asset-backed obligations 1.29%

Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	$1,920	$1,960
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,114	1,156
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,16]	3,100	3,271
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,16]	13,378	13,166
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	539	546
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	138	143
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[7,16]	2,248	2,240
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[7,13,16]	2,538	2,538
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.072% 2030[7,13,16]	1,639	1,639
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[7,13,16]	3,510	3,510
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[7,13,16]	3,660	3,660
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,16]	784	779
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.868% 2037[7,16]	5,062	5,026
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[7,16]	881	871
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[7,13,16]	5,185	5,183
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	5,261	5,223
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	1,783	1,754
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	911	911
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	170	170
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	6,175	6,066
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	793	782
CLI Funding VI LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	1,648	1,638
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	1,348	1,341
CLI Funding VI LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	6,077	6,057
CLI Funding VI LLC, Series 2020-3A, Class B, 3.30% 2045[7,16]	858	864
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	1,813	1,774
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,13,16]	27	27
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,964	2,988
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	643	649
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,280
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	70	70
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.104% 2028[7,13,16]	5,478	5,477
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	431	424
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	6,049	5,902
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	4,825	5,015
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	6,000	6,293
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	9,029
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	9,605	10,127
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	816	819
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[7,16]	328	331
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	2,810	3,001
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	11,791	11,784
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	14,893	14,934
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[7,16]	616	620
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	4,545	4,480
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[7,16]	6,744	6,673
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[7,16]	534	527
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,7,16]	5,930	5,917
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[7,16]	8,452	8,380
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[7,16]	634	629
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[7,16]	405	401
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[7,16]	9,163	9,047
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[7,16]	685	680
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[7,16]	429	427
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	1,011	1,019

American Funds Insurance Series      149

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[7,13,16]	$3,028	$3,028
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[7,16]	3,884	3,872
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[7,13,16]	5,545	5,542
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[7,13,16]	3,533	3,533
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[7,16]	4,700	4,698
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[7,16]	1,900	1,888
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,16]	6,496	6,405
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[7,16]	6,977	6,957
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[7,16]	6,817	6,809
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[7,16]	13,885	13,682
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,16]	7,716	7,588
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[7,16]	13,129	12,954
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[7,16]	23,051	22,638
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[7,16]	5,200	5,220
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[7,13,16]	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[7,13,16]	10,000	9,995
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[7,13,16]	5,378	5,379
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.18% 2028[7,13,16]	2,043	2,044
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[7,13,16]	609	609
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[7,13,16]	4,634	4,633
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	9	9
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	347
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,030
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.84% 2053[7,13,16]	7,547	7,588
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[7,13,16]	5,530	5,531
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[7,13,16]	3,233	3,233
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[7,13,16]	2,985	2,985
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[7,16]	5,306	5,226
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[7,16]	4,998	4,972
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[7,16]	2,779	2,754
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[7,16]	2,271	2,264
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[7,16]	4,127	4,077
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	2,070	2,060
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[7,16]	232	233
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	901	897
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	1,011	985
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	4,828	4,820
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,16]	811	788
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,358
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[7,16]	889	887
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[7,13,16]	7,257	7,128
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[7,16]	11,432	11,363
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[7,16]	3,081	3,025
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,035	1,040

		396,057

150      American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Municipals 0.12%

California 0.02%

Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	$1,200	$1,208
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	1,660	1,672
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	495	499
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,170	1,193
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	2,795	2,867

		7,439

Connecticut 0.00%

Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	20	21
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	15	15

		36

Florida 0.04%

Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,324
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,357

		10,681

Guam 0.00%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	240	246
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	315	328

		574

Illinois 0.02%

G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,818

Maryland 0.00%

Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	25	25

Minnesota 0.00%

Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	45	47

Nebraska 0.00%

Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15

New York 0.02%

Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	2,865	2,827
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,736

		7,563

Ohio 0.02%

Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,170	5,446

American Funds Insurance Series      151

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Municipals (continued)

South Carolina 0.00%

Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	$10	$11

South Dakota 0.00%

Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5

Tennessee 0.00%

Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	5	5

Total municipals		36,665

Federal agency bonds & notes 0.12%

Fannie Mae 1.875% 2026	13,000	13,366
Fannie Mae 0.875% 2030	23,958	22,606

		35,972

Bonds & notes of governments & government agencies outside the U.S. 0.11%

CPPIB Capital, Inc. 2.25% 2022[7]	4,286	4,291
CPPIB Capital, Inc. 2.75% 2027[7]	6,600	7,058
European Investment Bank 0.75% 2026	6,194	6,031
KfW 2.125% 2022	375	376
Peru (Republic of) 1.862% 2032	2,525	2,310
Peru (Republic of) 2.78% 2060	3,775	3,322
Qatar (State of) 3.375% 2024[7]	2,315	2,427
Qatar (State of) 4.00% 2029[7]	745	841
Qatar (State of) 4.817% 2049[7]	750	986
Saudi Arabia (Kingdom of) 3.25% 2030[7]	1,750	1,884
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,319
United Mexican States 2.659% 2031	2,703	2,644
United Mexican States 3.771% 2061	1,528	1,412

		34,901

Total bonds, notes & other debt instruments (cost: $6,243,430,000)		6,393,877

Short-term securities 4.67%

	Shares

Money market investments 4.61%

Capital Group Central Cash Fund 0.09%[6,18]	14,171,922	1,417,334

Money market investments purchased with collateral from securities on loan 0.06%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[18,19]	9,005,168	9,005
Capital Group Central Cash Fund 0.09%[6,18,19]	84,913	8,492
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	606,579	607

		18,104

Total short-term securities (cost: $1,435,153,000)		1,435,438

Total investment securities 102.80% (cost: $21,860,615,000)		31,566,673
Other assets less liabilities (2.80)%		(860,753)

Net assets 100.00%		$30,705,920

152      American Funds Insurance Series

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	5,758	December 2022	$1,424,457	$(4,139)
2 Year U.S. Treasury Note Futures	Short	213	March 2022	(46,471)	11
5 Year U.S. Treasury Note Futures	Short	6,473	March 2022	(783,081)	(2,215)
10 Year U.S. Treasury Note Futures	Short	2,173	March 2022	(283,509)	(3,092)
10 Year Ultra U.S. Treasury Note Futures	Short	2,190	March 2022	(320,698)	(5,218)
20 Year U.S. Treasury Bond Futures	Long	677	March 2022	108,616	959
30 Year Ultra U.S. Treasury Bond Futures	Long	198	March 2022	39,031	(542)

					$(14,236)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 12/31/2021 (000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$82,121	$(1,995)	$(1,947)	$(48)

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Common stocks 0.02%
Health care 0.02%
NuCana PLC (ADR)[1,2]	$13,367	$—		$—	$—	$(6,281)	$7,086	$—		$—
Consumer discretionary 0.00%
Kontoor Brands, Inc.[20]	150,072	—		207,653	106,939	(49,358)	—	4,000		—

Total common stocks							7,086

Investment funds 5.27%
Capital Group Central Corporate Bond Fund	—	1,712,809		69,984	182	(25,746)	1,617,261	20,735		14,433
Short-term securities 4.64%
Money market investments 4.61%
Capital Group Central Cash Fund 0.09%[18]	2,273,691	6,182,455		7,038,774	31	(69)	1,417,334	1,583		—
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.09%[18,19]	—	8,492	[21]				8,492	—	[22]	—

Total short-term securities							1,425,826

Total 9.93%					$107,152	$(81,454)	$3,050,173	$26,318		$14,433

American Funds Insurance Series      153

Asset Allocation Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $19,643,000, which represented .06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $99,564,000, which represented .32% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[6]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,289,651,000, which represented 4.20% of the net assets of the fund.

[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,414,000, which represented .04% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate may change at a later date.
[12]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,054,000, which represented .05% of the net assets of the fund.

[13]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[14]	Scheduled interest and/or principal payment was not received.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 12/31/2021.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer held at 12/31/2021.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000	.16%
Rotech Healthcare, Inc.	9/26/2013	6,949	19,887	.07

Total private placement securities		$56,949	$69,887	.23%

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

154      American Funds Insurance Series

Global Balanced Fund

Investment portfolio December 31, 2021

Common stocks 62.99%

	Shares	Value (000)

Information technology 15.11%

Microsoft Corp.	40,763	$13,709
Taiwan Semiconductor Manufacturing Company, Ltd.	615,000	13,671
Broadcom, Inc.	16,646	11,076
ASML Holding NV	9,827	7,907
Tokyo Electron, Ltd.	9,800	5,647
MediaTek, Inc.	122,000	5,247
Motorola Solutions, Inc.	9,740	2,646
Amadeus IT Group SA, Class A, non-registered shares[1]	31,003	2,105
PagSeguro Digital, Ltd., Class A1	78,715	2,064
Keyence Corp.	3,200	2,011
Amphenol Corp., Class A	21,959	1,921
Edenred SA	30,661	1,416
Murata Manufacturing Co., Ltd.	14,900	1,186

		70,606

Health care 9.88%

Pfizer, Inc.	165,507	9,773
UnitedHealth Group, Inc.	12,898	6,477
AstraZeneca PLC	47,747	5,608
Danaher Corp.	12,009	3,951
Humana, Inc.	7,099	3,293
Thermo Fisher Scientific, Inc.	4,831	3,224
Mettler-Toledo International, Inc.[1]	1,657	2,812
Coloplast A/S, Class B	13,823	2,436
Merck & Co., Inc.	26,629	2,041
Cigna Corp.	7,731	1,775
Carl Zeiss Meditec AG, non-registered shares	8,038	1,692
Gilead Sciences, Inc.	20,605	1,496
Novartis AG	10,489	924
Bayer AG	11,799	631
Organon & Co.	1,695	52

		46,185

Consumer discretionary 8.10%

Home Depot, Inc.	30,508	12,661
LVMH Moët Hennessy-Louis Vuitton SE	5,833	4,828
Domino’s Pizza, Inc.	7,896	4,456
Darden Restaurants, Inc.	15,874	2,391
Amazon.com, Inc.[1]	713	2,377
D’Ieteren Group[1]	10,856	2,121
Compagnie Financière Richemont SA, Class A	12,809	1,925
Restaurant Brands International, Inc. (CAD denominated)	27,862	1,689
General Motors Company[1]	27,867	1,634
Booking Holdings, Inc.[1]	661	1,586
Industria de Diseño Textil, SA	30,437	989
Stellantis NV	45,067	856
Wynn Resorts, Ltd.[1]	4,077	347

		37,860

Financials 7.27%

JPMorgan Chase & Co.	48,427	7,669
Berkshire Hathaway, Inc., Class A1	13	5,859
Berkshire Hathaway, Inc., Class B1	396	118
Brookfield Asset Management, Inc., Class A (CAD denominated)	54,939	3,318
Aon PLC, Class A	9,975	2,998
Zurich Insurance Group AG	5,606	2,463
S&P Global, Inc.	4,694	2,215
BlackRock, Inc.	2,403	2,200
Hong Kong Exchanges and Clearing, Ltd.	34,500	2,015
AIA Group, Ltd.	164,000	1,653

American Funds Insurance Series      155

Global Balanced Fund (continued)

Common stocks (continued)

	Shares	Value (000)

Financials (continued)

Legal & General Group PLC	371,225	$1,495
FinecoBank SpA	70,697	1,242
B3 SA-Brasil, Bolsa, Balcao	363,556	727

		33,972

Consumer staples 7.05%

Nestlé SA	72,056	10,078
Philip Morris International, Inc.	56,450	5,363
Kweichow Moutai Co., Ltd., Class A	12,821	4,124
Altria Group, Inc.	66,224	3,138
Keurig Dr Pepper, Inc.	78,316	2,887
British American Tobacco PLC	70,634	2,613
British American Tobacco PLC (ADR)	3,765	141
Ocado Group PLC[1]	73,424	1,668
Procter & Gamble Company	7,504	1,227
Coca-Cola Europacific Partners PLC	16,379	916
Budweiser Brewing Co. APAC, Ltd.	296,400	777

		32,932

Industrials 5.17%

SITC International Holdings Co., Ltd.	880,000	3,183
Airbus SE, non-registered shares[1]	20,920	2,676
Lockheed Martin Corp.	7,077	2,515
Spirax-Sarco Engineering PLC	10,174	2,210
SMC Corp.	2,900	1,956
Watsco, Inc.	5,265	1,647
Nidec Corp.	14,000	1,646
CSX Corp.	38,123	1,433
MTU Aero Engines AG	6,895	1,408
BAE Systems PLC	188,486	1,403
United Parcel Service, Inc., Class B	5,782	1,239
Rockwell Automation	3,193	1,114
Union Pacific Corp.	3,852	971
Boeing Company[1]	3,799	765

		24,166

Materials 2.68%

Croda International PLC	24,938	3,416
Givaudan SA	521	2,740
Koninklijke DSM NV	6,905	1,557
Vale SA, ordinary nominative shares	97,077	1,359
Akzo Nobel NV	11,668	1,282
LyondellBasell Industries NV	13,775	1,270
Rio Tinto PLC	13,653	904

		12,528

Communication services 2.28%

Alphabet, Inc., Class C1	1,367	3,956
Verizon Communications, Inc.	46,574	2,420
SoftBank Corp.	140,700	1,779
Nintendo Co., Ltd.	3,600	1,679
América Móvil, SAB de CV, Series L (ADR)	38,489	812

		10,646

156      American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)

	Shares		Value (000)

Energy 2.20%

TC Energy Corp. (CAD denominated)		56,072	$2,608
BP PLC		506,765	2,267
Baker Hughes Co., Class A		68,451	1,647
Pioneer Natural Resources Company		8,353	1,519
Chevron Corp.		12,420	1,458
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)		72,976	801

			10,300

Real estate 2.20%

Crown Castle International Corp. REIT		14,772	3,083
Equinix, Inc. REIT		2,740	2,318
American Tower Corp. REIT		6,194	1,812
Gaming and Leisure Properties, Inc. REIT		33,941	1,651
Longfor Group Holdings, Ltd.		298,500	1,405

			10,269

Utilities 1.05%

National Grid PLC		208,445	2,990
Brookfield Infrastructure Partners LP		17,894	1,089
Enel SpA		106,113	852

			4,931

Total common stocks (cost: $174,532,000)			294,395

Preferred securities 0.31%

Information technology 0.31%

Samsung Electronics Co., Ltd., nonvoting preferred shares		24,146	1,446

Total preferred securities (cost: $1,229,000)			1,446

Convertible stocks 0.29%

Utilities 0.29%

AES Corp., convertible preferred units, 6.875% 2024		14,300	1,373

Total convertible stocks (cost: $1,430,000)			1,373

	Principal amount (000)

Bonds, notes & other debt instruments 29.03%

Bonds & notes of governments & government agencies outside the U.S. 12.77%

Abu Dhabi (Emirate of) 2.50% 2022[2]		$200	203
Abu Dhabi (Emirate of) 0.75% 2023[2]		275	274
Agricultural Development Bank of China 3.75% 2029	CNY	550	90
Agricultural Development Bank of China 2.96% 2030		4,350	675
Australia (Commonwealth of), Series 152, 2.75% 2028	A$	710	559
Australia (Commonwealth of), Series 163, 1.00% 2031		660	452
Australia (Commonwealth of), Series 156, 2.75% 2041		260	204
Brazil (Federative Republic of) 6.00% 2024[3]	BRL	3,176	581
Canada 2.25% 2025	C$	1,400	1,148
Canada 0.25% 2026		570	433
Canada 2.25% 2029		1,265	1,067
Chile (Republic of) 4.50% 2026	CLP	5,000	6
Chile (Republic of) 5.00% 2028		60,000	68
Chile (Republic of) 4.70% 2030		70,000	77
China (People’s Republic of), Series 1916, 3.12% 2026	CNY	6,650	1,067
China (People’s Republic of), Series INBK, 2.85% 2027		10,000	1,585
China (People’s Republic of), Series INBK, 3.28% 2027		800	130
China (People’s Republic of), Series INBK, 2.91% 2028		1,800	284
China (People’s Republic of), Series 1906, 3.29% 2029		5,500	887
China (People’s Republic of), Series 1910, 3.86% 2049		4,110	695

American Funds Insurance Series      157

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

China (People’s Republic of), Series INBK, 3.39% 2050	CNY	200	$31
China (People’s Republic of), Series INBK, 3.81% 2050		9,680	1,628
China Development Bank Corp., Series 2008, 2.89% 2025		3,240	511
China Development Bank Corp., Series 2004, 3.43% 2027		1,060	170
China Development Bank Corp., Series 1805, 4.04% 2028		8,230	1,371
China Development Bank Corp., Series 1805, 4.88% 2028		2,040	354
China Development Bank Corp., Series 1905, 3.48% 2029		5,000	806
Colombia (Republic of), Series B, 5.75% 2027	COP	2,198,800	489
Colombia (Republic of), Series B, 7.00% 2031		988,600	225
Czech Republic 0% 2024	CZK	2,800	117
Czech Republic 1.25% 2025		13,000	558
French Republic O.A.T. 0% 2030		€1,320	1,489
French Republic O.A.T. 3.25% 2045		160	281
Germany (Federal Republic of) 0% 2025		742	863
Germany (Federal Republic of) 0.25% 2029		600	713
Germany (Federal Republic of) 0% 2030		589	686
Germany (Federal Republic of) 0% 2031		875	1,014
Germany (Federal Republic of) 0% 2036		160	182
Germany (Federal Republic of) 0% 2050		540	589
Greece (Hellenic Republic of) 3.375% 2025		300	377
Greece (Hellenic Republic of) 3.75% 2028		280	377
Greece (Hellenic Republic of) 3.875% 2029		270	366
Hungary (Republic of) 2.125% 2031[2]		$460	454
Hungary (Republic of) 3.125% 2051[2]		200	197
India (Republic of) 5.15% 2025	INR	28,000	370
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	4,301,000	337
Indonesia (Republic of), Series 82, 7.00% 2030		1,000,000	73
Indonesia (Republic of), Series 87, 6.50% 2031		2,010,000	143
Israel (State of) 2.875% 2024		€200	242
Israel (State of) 1.50% 2027		100	122
Italy (Republic of) 0.10% 2023[3]		805	946
Italy (Republic of) 0.95% 2027		246	286
Italy (Republic of) 0.25% 2028		820	911
Italy (Republic of) 1.35% 2030		660	777
Japan, Series 17, 0.10% 2023[3]		¥10,540	93
Japan, Series 19, 0.10% 2024[3]		30,570	271
Japan, Series 18, 0.10% 2024[3]		20,940	185
Japan, Series 145, 0.10% 2025		89,400	783
Japan, Series 21, 0.10% 2026[3]		40,800	365
Japan, Series 346, 0.10% 2027		173,250	1,520
Japan, Series 22, 0.10% 2027[3]		25,574	234
Japan, Series 24, 0.10% 2029[3]		25,674	232
Japan, Series 360, 0.10% 2030		341,700	2,996
Japan, Series 363, 0.10% 2031		56,000	489
Japan, Series 152, 1.20% 2035		264,400	2,589
Japan, Series 42, 1.70% 2044		94,100	1,019
Japan, Series 37, 0.60% 2050		26,950	230
Japan, Series 70, 0.70% 2051		56,350	493
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR	500	124
Malaysia (Federation of), Series 0119, 3.906% 2026		1,380	342
Malaysia (Federation of), Series 0417, 3.899% 2027		600	149
Malaysia (Federation of), Series 0219, 3.885% 2029		520	127
Malaysia (Federation of), Series 0318, 4.642% 2033		400	103
Malaysia (Federation of), Series 0418, 4.893% 2038		2,800	734
Malaysia (Federation of), Series 0519, 3.757% 2040		1,650	378
Malaysia (Federation of), Series 0216, 4.736% 2046		409	104
Malaysia (Federation of), Series 0518, 4.921% 2048		278	73
Malaysia (Federation of), Series 0519, 4.638% 2049		378	93
Malaysia (Federation of), Series 0120, 4.065% 2050		389	91
Morocco (Kingdom of) 3.50% 2024		€100	122
Morocco (Kingdom of) 1.50% 2031		100	105

158      American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Netherlands (Kingdom of the) 5.50% 2028		€100	$155
Norway (Kingdom of) 1.75% 2025	NKr	3,500	400
Nova Scotia (Province of) 3.15% 2051	C$	170	153
Peru (Republic of) 2.392% 2026		$90	92
Philippines (Republic of) 0.001% 2024		¥100,000	864
Philippines (Republic of) 0.25% 2025		€100	114
Philippines (Republic of) 1.648% 2031		$200	194
Poland (Republic of), Series 0725, 3.25% 2025	PLN	1,900	465
Poland (Republic of), Series 1029, 2.75% 2029		410	95
Qatar (State of) 3.40% 2025[2]		$200	212
Romania 1.75% 2030		€210	224
Romania 3.624% 2030		517	639
Romania 2.00% 2032		100	106
Romania 2.00% 2033		200	208
Romania 3.50% 2034		65	78
Romania 3.375% 2038		80	92
Romania 4.625% 2049		39	50
Romania 3.375% 2050		73	79
Russian Federation 7.00% 2023	RUB	16,600	217
Russian Federation 2.875% 2025		€200	245
Russian Federation 4.25% 2027		$200	217
Russian Federation 4.375% 2029		200	221
Russian Federation 6.90% 2029	RUB	28,250	348
Russian Federation 7.65% 2030		38,320	493
Russian Federation 5.90% 2031		5,620	64
Russian Federation 6.90% 2031		18,200	221
Russian Federation 8.50% 2031		5,530	75
Russian Federation 7.70% 2033		23,030	295
Russian Federation 7.25% 2034		8,140	100
Saudi Arabia (Kingdom of) 2.894% 2022[2]		$200	202
Serbia (Republic of) 3.125% 2027		€640	778
Serbia (Republic of) 3.125% 2027		125	152
Serbia (Republic of) 2.05% 2036		185	193
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	560,000	473
Spain (Kingdom of) 1.25% 2030		€480	586
Spain (Kingdom of) 0.50% 2031		325	368
Tunisia (Republic of) 6.75% 2023		150	143
Ukraine 6.876% 2029[2]		$250	222
United Kingdom 1.75% 2022		£280	383
United Kingdom 0.125% 2024		375	502
United Kingdom 1.00% 2024		1,120	1,529
United Kingdom 2.75% 2024		50	71
United Kingdom 0.375% 2030		730	943
United Kingdom 4.75% 2030		285	513
United Kingdom 4.25% 2032		230	412
United Kingdom 0.875% 2033		380	505
United Kingdom 3.25% 2044		250	473
United Kingdom 0.625% 2050		95	113
United Kingdom 1.25% 2051		114	158
United Mexican States, Series M, 7.50% 2027	MXN	13,000	637
United Mexican States, Series M20, 8.50% 2029		11,500	595
United Mexican States, Series M, 7.75% 2031		5,000	247
United Mexican States, Series M, 8.00% 2047		4,000	194

			59,692

U.S. Treasury bonds & notes 10.88%

U.S. Treasury 10.81%

U.S. Treasury 0.125% 2022		$6,681	6,667
U.S. Treasury 1.875% 2022		700	701
U.S. Treasury 0.125% 2023		516	515
U.S. Treasury 0.25% 2025		1,704	1,652

American Funds Insurance Series      159

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)

U.S. Treasury 0.375% 2025	$8,572	$8,317
U.S. Treasury 0.625% 2026	500	486
U.S. Treasury 0.75% 2026	2,075	2,036
U.S. Treasury 0.875% 2026	500	491
U.S. Treasury 0.875% 2026	454	447
U.S. Treasury 1.125% 2026	1,000	994
U.S. Treasury 2.875% 2028	1,275	1,390
U.S. Treasury 2.875% 2028	700	765
U.S. Treasury 0.625% 2030	2,223	2,079
U.S. Treasury 0.625% 2030	650	606
U.S. Treasury 0.875% 2030[4]	11,507	10,944
U.S. Treasury 1.25% 2031	575	562
U.S. Treasury 1.625% 2031	375	380
U.S. Treasury 1.875% 2041	1,145	1,134
U.S. Treasury 2.25% 2041	525	552
U.S. Treasury 2.875% 2046	400	474
U.S. Treasury 1.25% 2050	140	119
U.S. Treasury 1.375% 2050[4]	6,137	5,388
U.S. Treasury 2.00% 2051	3,191	3,257
U.S. Treasury 2.375% 2051	490	542

		50,498

U.S. Treasury inflation-protected securities 0.07%

U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	231	328

Total U.S. Treasury bonds & notes		50,826

Corporate bonds, notes & loans 4.39%

Financials 1.33%

ACE INA Holdings, Inc. 2.875% 2022	10	10
ACE INA Holdings, Inc. 3.35% 2026	10	11
ACE INA Holdings, Inc. 4.35% 2045	20	25
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[5]	€100	123
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[5]	$200	198
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	500	495
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	160	159
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	236	252
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	20	20
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[5]	103	102
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	175	184
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	310	305
Commonwealth Bank of Australia 2.688% 2031[2]	225	221
Goldman Sachs Group, Inc. 2.905% 2023
(3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	130	131
Goldman Sachs Group, Inc. 3.50% 2025	207	219
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	130	131
Goldman Sachs Group, Inc. 1.00% 2033[2]	€210	236
Goldman Sachs Group, Inc. 4.017% 2038
(3-month USD-LIBOR + 1.373% on 10/31/2037)[5]	$78	89
Groupe BPCE SA 0.64% 2022	¥100,000	870
Groupe BPCE SA 5.70% 2023[2]	$200	215
Groupe BPCE SA 1.00% 2025	€100	117
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	$200	216
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	186	184
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	160	185
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	200	194
Morgan Stanley 3.125% 2026	110	117
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	126	125
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	72	74

160      American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

New York Life Insurance Company 3.75% 2050[2]	$23	$26
PNC Financial Services Group, Inc. 2.854% 2022[5]	100	102
Royal Bank of Canada 1.20% 2026	175	172
Skandinaviska Enskilda Banken AB 2.80% 2022	250	251
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[5]	400	407

		6,195

Utilities 0.88%

Alabama Power Co. 3.00% 2052	250	250
Berkshire Hathaway Energy Company 3.70% 2030	25	28
Berkshire Hathaway Energy Company 1.65% 2031	175	166
CMS Energy Corp. 3.00% 2026	150	157
Duke Energy Carolinas, LLC 3.05% 2023	280	287
Duke Energy Progress, LLC 3.70% 2028	75	82
Edison International 4.125% 2028	160	169
Enel Finance International SA 3.50% 2028[2]	200	214
Enersis Américas SA 4.00% 2026	35	37
Exelon Corp. 3.40% 2026	150	160
Exelon Corp., junior subordinated, 3.497% 2022[5]	25	25
FirstEnergy Corp. 3.50% 2028[2]	35	37
Florida Power & Light Company 2.875% 2051	120	122
Interstate Power and Light Co. 2.30% 2030	50	50
NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	241
NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	476
Niagara Mohawk Power Corp. 3.508% 2024[2]	85	89
Pacific Gas and Electric Co. 2.95% 2026	25	25
Pacific Gas and Electric Co. 2.10% 2027	100	97
Pacific Gas and Electric Co. 3.00% 2028	140	141
Pacific Gas and Electric Co. 4.65% 2028	114	124
Pacific Gas and Electric Co. 4.55% 2030	31	34
Pacific Gas and Electric Co. 2.50% 2031	600	572
Pacific Gas and Electric Co. 3.25% 2031	50	50
Pacific Gas and Electric Co. 3.50% 2050	137	127
State Grid Overseas Investment, Ltd. 1.25% 2022	€100	115
Xcel Energy, Inc. 3.35% 2026	$216	230

		4,105

Communication services 0.54%

AT&T, Inc. 2.75% 2031	375	383
AT&T, Inc. 2.55% 2033	64	63
Comcast Corp. 0% 2026	€100	113
Comcast Corp. 0.25% 2029	100	111
Deutsche Telekom International Finance BV 9.25% 2032	$45	72
KT Corp. 0.22% 2022	¥100,000	869
Orange SA 9.00% 2031[5]	$65	100
T-Mobile US, Inc. 2.05% 2028	200	199
Verizon Communications, Inc. 0.375% 2029	€140	157
Verizon Communications, Inc. 2.55% 2031	$325	328
Verizon Communications, Inc. 0.75% 2032	€100	111

		2,506

Energy 0.40%

Canadian Natural Resources, Ltd. 2.95% 2030	$161	163
Enbridge, Inc. 4.25% 2026	70	77
Enbridge, Inc. 3.70% 2027	45	48
Enbridge, Inc. 3.40% 2051	39	40
Energy Transfer Operating LP 5.00% 2050	136	157
Halliburton Company 3.80% 2025	3	3
Kinder Morgan, Inc. 3.60% 2051	120	121
MPLX LP 2.65% 2030	75	75

American Funds Insurance Series      161

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)

MPLX LP 5.50% 2049		$215	$275
Petróleos Mexicanos 7.19% 2024	MXN	3,363	156
Petróleos Mexicanos 7.47% 2026		5,330	237
Qatar Petroleum 3.125% 2041[2]		$270	274
SA Global Sukuk, Ltd. 2.694% 2031[2]		200	201
Statoil ASA 3.70% 2024		50	53

			1,880

Consumer discretionary 0.30%

Amazon.com, Inc. 2.80% 2024		45	47
Amazon.com, Inc. 1.20% 2027		50	50
Amazon.com, Inc. 2.50% 2050		305	291
Bayerische Motoren Werke AG 3.90% 2025[2]		70	75
Bayerische Motoren Werke AG 4.15% 2030[2]		70	79
General Motors Financial Co. 2.40% 2028		150	151
Hyundai Capital America 3.25% 2022[2]		65	66
Hyundai Capital America 1.50% 2026[2]		250	243
Hyundai Capital America 2.375% 2027[2]		109	109
Hyundai Capital Services, Inc. 3.75% 2023[2]		250	258
Toyota Motor Credit Corp. 3.375% 2030		33	36

			1,405

Consumer staples 0.24%

Altria Group, Inc. 2.20% 2027		€270	328
Anheuser-Busch InBev NV 4.00% 2028		$100	111
Anheuser-Busch InBev NV 4.75% 2029		220	256
British American Tobacco PLC 3.215% 2026		62	65
British American Tobacco PLC 3.557% 2027		105	110
British American Tobacco PLC 3.462% 2029		75	78
Keurig Dr Pepper, Inc. 4.597% 2028		175	199

			1,147

Health care 0.24%

Aetna, Inc. 2.80% 2023		10	10
Amgen, Inc. 1.90% 2025		40	41
Amgen, Inc. 2.20% 2027		30	31
AstraZeneca Finance LLC 2.25% 2031		9	9
AstraZeneca PLC 3.50% 2023		150	156
AstraZeneca PLC 3.00% 2051		36	38
Becton, Dickinson and Company 3.734% 2024		10	11
Becton, Dickinson and Company 3.70% 2027		43	47
Becton, Dickinson and Company 2.823% 2030		28	29
Cigna Corp. 4.125% 2025		80	87
EMD Finance LLC 3.25% 2025[2]		250	263
Medtronic, Inc. 3.50% 2025		31	33
Stryker Corp. 0.75% 2029		€210	241
Takeda Pharmaceutical Company, Ltd. 2.25% 2026		100	124

			1,120

Real estate 0.18%

American Campus Communities, Inc. 3.75% 2023		$100	103
American Campus Communities, Inc. 4.125% 2024		90	96
American Tower Corp. 0.875% 2029		€250	282
Equinix, Inc. 2.15% 2030		$197	192
Essex Portfolio LP 3.50% 2025		120	127
Essex Portfolio LP 3.375% 2026		40	42

			842

162      American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Corporate bonds, notes & loans (continued)

Information technology 0.14%

Broadcom, Inc. 3.15% 2025		$17	$18
Broadcom, Inc. 4.15% 2030		70	78
Broadcom, Inc. 3.419% 2033[2]		53	55
Mastercard, Inc. 2.00% 2031		102	102
Microsoft Corp. 2.40% 2026		187	196
Oracle Corp. 2.65% 2026		216	222

			671

Industrials 0.12%

Canadian Pacific Railway, Ltd. 3.10% 2051		113	116
Carrier Global Corp. 2.242% 2025		36	37
Carrier Global Corp. 2.493% 2027		30	31
CSX Corp. 3.80% 2050		6	7
CSX Corp. 2.50% 2051		75	70
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]		100	115
United Technologies Corp. 4.125% 2028		170	190

			566

Materials 0.02%

Vale Overseas, Ltd. 3.75% 2030		94	97

Total corporate bonds, notes & loans			20,534

Mortgage-backed obligations 0.93%
Other mortgage-backed securities 0.71%
Nordea Kredit 0.50% 2040[6]	DKr	1,717	250
Nykredit Realkredit AS, Series 01E, 1.50% 2037[6]		576	91
Nykredit Realkredit AS, Series 01E, 0.50% 2040[6]		7,659	1,113
Nykredit Realkredit AS, Series 01E, 1.50% 2040[6]		1,460	229
Nykredit Realkredit AS, Series 01E, 0.50% 2043[6]		8,365	1,202
Nykredit Realkredit AS, Series 01E, 0.50% 2050[6]		1,417	199
Nykredit Realkredit AS, Series 01E, 1.00% 2053[6]		890	128
Nykredit Realkredit AS, Series CCE, 1.00% 2050[6]		610	89
Realkredit Danmark AS 1.00% 2053[6]		200	29

			3,330

Federal agency mortgage-backed obligations 0.22%

Government National Mortgage Assn. Pool #MA5986 4.00% 2049[6]		$7	8
Uniform Mortgage-Backed Security 2.50% 2052[6,7]		713	724
Uniform Mortgage-Backed Security 2.50% 2052[6,7]		277	282

			1,014

Total mortgage-backed obligations			4,344

Municipals 0.04%

Ohio 0.02%

Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds

(Infrastructure Projects), Series 2020-A, 3.216% 2048		100	102

Texas 0.02%

Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	81

Total municipals			183

Asset-backed obligations 0.02%

OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,6,8]		77	76

Total bonds, notes & other debt instruments (cost: $136,946,000)			135,655

American Funds Insurance Series      163

Global Balanced Fund (continued)

	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Short-term securities 7.44%

Commercial paper 5.13%

Canadian Imperial Bank of Commerce 1/14/2022[2]	0.125%	$5,000	$5,000
LVMH Moët Hennessy-Louis Vuitton SE 2/15/2022[2]	0.098	5,000	4,999
NRW.Bank 1/20/2022[2]	0.053	4,000	4,000
Toronto-Dominion Bank 1/24/2022[2]	0.058	10,000	9,999

			23,998

U.S. Treasury bills 1.93%
U.S. Treasury 4/21/2022	0.047	9,000	8,998

		Shares
Money market investments 0.24%
Capital Group Central Cash Fund 0.09%[9,10]		11,268	1,127

		Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.14%
Egyptian Treasury 1/4/2022	12.011	EGP1,700	108
Egyptian Treasury 4/19/2022	11.506	3,000	185
Egyptian Treasury 4/26/2022	11.484	6,100	375

			668

Total short-term securities (cost: $34,790,000)			34,791

Total investment securities 100.06% (cost: $348,927,000)			467,660
Other assets less liabilities (0.06)%			(284)

Net assets 100.00%			$467,376

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	31	December 2022	$7,669	$(15)
5 Year U.S. Treasury Note Futures	Short	51	March 2022	(6,170)	(2)
10 Year Italy Government Bond Futures	Short	9	March 2022	(1,506)	26
10 Year Euro-Bund Futures	Short	22	March 2022	(4,292)	81
10 Year U.S. Treasury Note Futures	Short	2	March 2022	(261)	(3)
10 Year Ultra U.S. Treasury Note Futures	Short	14	March 2022	(2,050)	(28)
20 Year U.S. Treasury Bond Futures	Long	2	March 2022	321	3
30 Year Ultra U.S. Treasury Bond Futures	Long	5	March 2022	985	19

					$81

164      American Funds Insurance Series

Global Balanced Fund (continued)

Forward currency contracts

Contract amount						Unrealized (depreciation) appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2021 (000)
CAD	110	USD	87	UBS AG	1/6/2022	$— [11]
EUR	1,016	USD	1,158	Citibank	1/6/2022	— [11]
USD	43	JPY	4,930	Goldman Sachs	1/6/2022	— [11]
USD	486	GBP	360	Citibank	1/6/2022	(1)
SEK	1,830	USD	206	Bank of America	1/7/2022	(4)
KRW	947,000	USD	806	Citibank	1/7/2022	(9)
GBP	390	USD	520	Goldman Sachs	1/10/2022	8
USD	100	AUD	140	Goldman Sachs	1/10/2022	(2)
USD	414	INR	31,100	HSBC Bank	1/10/2022	(3)
EUR	114	PLN	540	Citibank	1/10/2022	(4)
USD	583	BRL	3,300	Standard Chartered Bank	1/10/2022	(9)
USD	249	MXN	5,320	Goldman Sachs	1/10/2022	(11)
USD	383	MXN	8,260	Goldman Sachs	1/10/2022	(20)
CAD	10	USD	8	HSBC Bank	1/11/2022	— [11]
EUR	214	DKK	1,592	Goldman Sachs	1/11/2022	— [11]
USD	113	AUD	160	Standard Chartered Bank	1/11/2022	(4)
USD	570	CAD	730	Citibank	1/11/2022	(7)
CZK	11,700	EUR	459	Citibank	1/13/2022	12
GBP	200	EUR	233	Standard Chartered Bank	1/13/2022	5
USD	600	ILS	1,860	Goldman Sachs	1/13/2022	2
CNH	1,300	USD	203	Barclays Bank PLC	1/13/2022	1
EUR	1,766	DKK	13,140	Goldman Sachs	1/13/2022	(1)
USD	139	NZD	204	Morgan Stanley	1/13/2022	(1)
EUR	544	CZK	13,860	Citibank	1/13/2022	(14)
USD	520	CZK	11,700	JPMorgan Chase	1/13/2022	(14)
USD	561	MXN	11,865	Citibank	1/13/2022	(17)
JPY	156,380	USD	1,379	Bank of New York Mellon	1/13/2022	(19)
KRW	1,421,430	USD	1,202	Citibank	1/14/2022	(7)
JPY	7,400	USD	65	Goldman Sachs	1/18/2022	(1)
JPY	56,270	USD	495	Bank of New York Mellon	1/18/2022	(6)
JPY	73,800	USD	651	UBS AG	1/18/2022	(9)
JPY	100,700	USD	902	Goldman Sachs	1/18/2022	(26)
MYR	1,100	USD	262	HSBC Bank	1/19/2022	2
USD	988	MYR	4,170	HSBC Bank	1/19/2022	(13)
USD	1,252	JPY	142,600	Morgan Stanley	1/20/2022	12
AUD	340	USD	245	Standard Chartered Bank	1/20/2022	3
USD	238	JPY	27,300	HSBC Bank	1/20/2022	1
USD	500	JPY	57,400	Goldman Sachs	1/20/2022	1
NOK	2,145	EUR	214	UBS AG	1/20/2022	(1)
USD	589	EUR	520	Morgan Stanley	1/20/2022	(4)
EUR	309	NOK	3,150	Morgan Stanley	1/20/2022	(5)
JPY	101,800	USD	895	Bank of New York Mellon	1/20/2022	(9)
JPY	136,530	USD	1,204	HSBC Bank	1/20/2022	(17)
USD	252	COP	987,300	Goldman Sachs	2/14/2022	10
JPY	45,590	USD	404	Morgan Stanley	2/14/2022	(8)

						$(189)

American Funds Insurance Series      165

Global Balanced Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 12/31/2021 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$	375	$(3)	$—	$(3)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		3,197	(28)	—	(28)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		1,178	(10)	—	(10)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		2,945	(25)	—	(25)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		486	(4)	—	(4)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		486	(4)	—	(4)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		533	(4)	—	(4)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023		$643	5	—	5
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$	1,001	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023		$697	5	—	5
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$	1,000	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023		$697	5	—	5
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$	1,019	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023		$708	5	—	5
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$	1,024	(8)	—	(8)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023		$697	5	—	5
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023		697	5	—	5
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$	904	(6)	—	(6)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		1,031	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023		$697	5	—	5
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$	1,029	(6)	—	(6)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023		$699	4	—	4
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$	1,029	(6)	—	(6)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023		$894	5	—	5
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$	1,144	(6)	—	(6)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	3	—	3
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	3	—	3
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		123	— [11]	—	— [11]
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024		$1,230	(16)	—	(16)
6.14%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		MXN2,600	(6)	—	(6)
6.115%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		2,600	(6)	—	(6)
6.12%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		4,000	(10)	—	(10)
6.13%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		9,200	(22)	—	(22)
6.16%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026		5,200	(12)	—	(12)
6.15%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026		5,300	(13)	—	(13)
6.195%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026		2,700	(6)	—	(6)
6.23%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026		2,700	(6)	—	(6)
6.36%	28-Day	28-day MXN-TIIE	28-Day	6/12/2026		2,300	(5)	—	(5)
6.59%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		2,000	(3)	—	(3)
6.585%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		2,600	(4)	—	(4)
6.64%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		3,200	(5)	—	(5)
6.633%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		8,900	(13)	—	(13)
6.6175%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		8,600	(13)	—	(13)
6.58%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		11,300	(18)	—	(18)
7.235%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		900	— [11]	—	— [11]
7.22%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		900	— [11]	—	— [11]
7.20%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		1,840	(1)	—	(1)
7.205%	28-Day	28-day MXN-TIIE	28-Day	10/7/2026		2,060	(1)	—	(1)
7.66%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		6,100	3	—	3
7.64%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		6,000	3	—	3
7.62%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		3,701	1	—	1
7.59%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		2,500	1	—	1

166      American Funds Insurance Series

Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay				Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 12/31/2021 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)
7.52%	28-Day	28-day MXN-TIIE	28-Day	10/30/2026	MXN7,639	$1	$—	$1
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031	$450	2	—	2

							$—	$(237)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 12/31/2021 (000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$1,410	$(34)	$(33)	$(1)
ITRAX.EUR.IG.36	1.00%	Quarterly	12/20/2026	1,270	(37)	(36)	(1)

						$(69)	$(2)

Investments in affiliates10

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2021 income (000)	Dividend (000)
Short-term securities 0.24%
Money market investments 0.24%
Capital Group Central Cash Fund 0.09%[9]	$24,329	$138,399	$161,601	$2	$(2)	$1,127	$20

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under Rule 144A or Section4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,614,000, which represented 6.12% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $548,000, which represented .12% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Rate represents the seven-day yield at 12/31/2021.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Amount less than one thousand.

American Funds Insurance Series      167

Global Balanced Fund (continued)

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD/A$ = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

EGP = Egyptian pounds

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP/£ = British pounds

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S.dollars

See notes to financial statements.

168      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund)

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 97.12%

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 44.09%

U.S. Treasury 32.45%

U.S. Treasury 0.125% 2023	$39,035	$38,805
U.S. Treasury 0.125% 2023	28,515	28,272
U.S. Treasury 0.25% 2023	10,969	10,893
U.S. Treasury 0.25% 2024	250,000	247,108
U.S. Treasury 0.25% 2024	155,500	153,253
U.S. Treasury 0.375% 2024[1]	654,655	648,190
U.S. Treasury 0.375% 2024	77,000	76,058
U.S. Treasury 0.375% 2024	47,205	46,548
U.S. Treasury 0.375% 2024	26,455	26,111
U.S. Treasury 2.125% 2024	72,100	74,490
U.S. Treasury 2.125% 2024[1]	72,100	74,417
U.S. Treasury 0.375% 2025	200,000	193,932
U.S. Treasury 2.875% 2025[1]	96,200	102,271
U.S. Treasury 2.875% 2025	72,100	76,395
U.S. Treasury 0.375% 2026	40,000	38,722
U.S. Treasury 0.75% 2026	121,805	119,444
U.S. Treasury 0.75% 2026	78,035	76,470
U.S. Treasury 0.75% 2026	26,766	26,179
U.S. Treasury 1.25% 2026	4,880	4,880
U.S. Treasury 1.375% 2026[1]	75,000	75,490
U.S. Treasury 0.50% 2027	165,625	158,930
U.S. Treasury 0.50% 2027	136,920	130,717
U.S. Treasury 2.25% 2027[1]	120,200	126,271
U.S. Treasury 2.25% 2027[1]	72,100	75,580
U.S. Treasury 6.125% 2027	24,000	30,504
U.S. Treasury 1.25% 2028	79,480	78,735
U.S. Treasury 2.875% 2028	72,100	78,778
U.S. Treasury 1.375% 2031	301,095	297,352
U.S. Treasury 1.625% 2031	1,630	1,651
U.S. Treasury 1.125% 2040	124,213	108,948
U.S. Treasury 1.375% 2040	40,000	36,456
U.S. Treasury 1.75% 2041	16,261	15,763
U.S. Treasury 1.875% 2041	79,700	78,902
U.S. Treasury 3.00% 2049[1]	150,000	184,727
U.S. Treasury 1.25% 2050	21,285	18,108
U.S. Treasury 1.375% 2050	32,062	28,147
U.S. Treasury 1.875% 2051	37,365	37,112
U.S. Treasury 2.00% 2051[1]	619,330	632,147
U.S. Treasury 2.375% 2051[1]	20,208	22,358

		4,279,114

U.S. Treasury inflation-protected securities 11.64%

U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	55,972	57,393
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	54,276	55,110
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	194,903	201,468
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,212	13,905
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	79,739	83,428
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	192,200	205,089
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	93,313	99,737
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	56,274	59,963
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	13,215	14,260
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	26,179	28,066
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	92,614	100,778
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	169,481	184,450
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	117,580	126,957
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	79,671	88,614
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	84,076	94,248

American Funds Insurance Series      169

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities (continued)

U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	$73,312	$82,410
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	18,754	20,999
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	15,704	18,599

		1,535,474

Total U.S. Treasury bonds & notes		5,814,588

Corporate bonds, notes & loans 32.85%

Financials 7.91%

ACE INA Holdings, Inc. 2.875% 2022	3,625	3,681
ACE INA Holdings, Inc. 3.35% 2026	2,025	2,173
ACE INA Holdings, Inc. 4.35% 2045	2,220	2,752
AerCap Holdings NV 6.50% 2025	1,798	2,056
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	3,130	3,118
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	5,996	5,988
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	10,289	10,379
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	12,359	12,543
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,595	12,842
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	5,120	5,219
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,254	1,309
Ally Financial, Inc. 5.125% 2024	1,500	1,640
Ally Financial, Inc. 8.00% 2031	8,479	11,668
Ally Financial, Inc. 8.00% 2031	7,070	10,020
American International Group, Inc. 4.20% 2028	9,875	11,025
Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,136
ASB Bank, Ltd. 2.375% 2031[3]	1,575	1,567
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[4]	1,400	1,375
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[4]	6,200	6,214
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	981	975
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	7,989	7,935
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	10,129	10,821
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]	682	678
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	21,177	20,299
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[4]	49,520	48,742
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[4]	2,226	2,238
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	10,318	10,482
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	254
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	221
Bank of Nova Scotia 1.35% 2026	3,345	3,309
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,607
BNP Paribas 3.80% 2024[3]	18,775	19,703
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	2,961
BNP Paribas 3.375% 2025[3]	6,425	6,750
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	12,122
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	8,425	8,203
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]	3,375	3,311
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[3,4]	3,475	3,527
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[4]	6,200	6,240
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,126	1,081
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[4]	5,410	5,591
CIT Group, Inc. 4.75% 2024	2,066	2,187
Citigroup, Inc. 4.60% 2026	1,800	1,987
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]	8,740	8,595
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,462
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	3,310
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	12,196
Credit Suisse Group AG 3.80% 2023	12,925	13,396
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	520

170      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	$850	$869
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,787
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	10,950	10,590
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	3,418
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	7,369	7,506
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[3,4]	2,990	2,923
Deutsche Bank AG 3.30% 2022	2,695	2,751
Deutsche Bank AG 5.00% 2022	2,675	2,687
Deutsche Bank AG 3.95% 2023	6,350	6,550
Deutsche Bank AG 0.898% 2024	2,500	2,479
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	10,475	10,614
Deutsche Bank AG 3.70% 2024	7,700	8,095
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[4]	8,586	9,073
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	42,264	42,211
Deutsche Bank AG 4.10% 2026	8,162	8,723
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	3,825	3,826
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	2,900	3,056
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]	2,100	2,118
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[4]	4,000	4,094
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	1,200	1,184
Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,815
Goldman Sachs Group, Inc. 1.217% 2023	6,030	6,047
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	3,030	2,970
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[4]	13,275	13,014
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]	15,695	15,633
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	9,600	10,451
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[4]	19,697	19,410
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	7,605	7,668
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[4]	6,075	6,119
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[4]	3,160	3,148
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[4]	1,750	1,910
Groupe BPCE SA 2.75% 2023[3]	6,875	7,019
Groupe BPCE SA 5.70% 2023[3]	28,166	30,291
Groupe BPCE SA 5.15% 2024[3]	5,481	5,939
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	6,268
Hartford Financial Services Group, Inc. 2.90% 2051	713	704
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[4]	5,270	5,284
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[4]	2,628	2,579
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[4]	9,525	10,679
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	6,490	6,517
Huarong Finance 2017 Co., Ltd. 4.25% 2027	6,335	6,417
Huarong Finance 2017 Co., Ltd. 4.75% 2027	669	692
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.295% 2023[5]	2,000	1,960
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.43% 2025[5]	397	379
Huarong Finance II Co., Ltd. 5.00% 2025	480	500
Huarong Finance II Co., Ltd. 5.50% 2025	6,669	7,011
Huarong Finance II Co., Ltd. 4.625% 2026	200	207
Huarong Finance II Co., Ltd. 4.875% 2026	2,106	2,188
Intesa Sanpaolo SpA 3.375% 2023[3]	10,035	10,256
Intesa Sanpaolo SpA 3.25% 2024[3]	770	802
Intesa Sanpaolo SpA 5.017% 2024[3]	68,143	73,061
Intesa Sanpaolo SpA 5.71% 2026[3]	15,400	17,049
Intesa Sanpaolo SpA 3.875% 2027[3]	6,250	6,635
Intesa Sanpaolo SpA 3.875% 2028[3]	1,986	2,103
Iron Mountain Information Management Services, Inc. 5.00% 2032[3]	2,060	2,112

American Funds Insurance Series      171

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[4]	$5,870	$5,816
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[4]	14,395	14,418
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[4]	5,965	5,850
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	1,832	1,811
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	2,453	2,434
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[4]	9,600	10,292
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[4]	11,980	13,412
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	1,766	1,787
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[4]	7,826	7,879
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	4,802	4,869
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[4]	2,675	2,729
Lloyds Banking Group PLC 4.375% 2028	8,825	9,908
Marsh & McLennan Companies, Inc. 2.375% 2031	367	371
Marsh & McLennan Companies, Inc. 2.90% 2051	505	505
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,921
MetLife, Inc. 3.60% 2025	3,490	3,767
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[4]	2,960	2,921
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[4]	6,200	6,093
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[4]	2,225	2,197
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[4]	4,615	4,543
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[4]	3,065	3,035
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[4]	3,083	3,061
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	2,300	2,372
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[4]	10,488	10,327
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]	33,694	32,991
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[4]	3,951	3,952
MSCI, Inc. 3.25% 2033[3]	2,750	2,785
Navient Corp. 6.75% 2025	425	468
OneMain Holdings, Inc. 7.125% 2026	250	285
PNC Financial Services Group, Inc. 2.854% 2022[4]	5,850	5,961
PNC Funding Corp. 3.30% 2022	8,700	8,724
Rede D’Or Finance SARL 4.50% 2030[3]	1,572	1,533
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,682
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[4]	1,530	1,577
Synchrony Financial 2.85% 2022	5,400	5,456
Synchrony Financial 4.375% 2024	3,640	3,842
Synchrony Financial 2.875% 2031	1,730	1,728
Toronto-Dominion Bank 2.00% 2031	3,510	3,464
Travelers Companies, Inc. 2.55% 2050	768	732
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[3,4]	4,000	3,904
UniCredit SpA 3.75% 2022[3]	2,545	2,564
UniCredit SpA 6.572% 2022[3]	11,295	11,312
UniCredit SpA 4.625% 2027[3]	1,395	1,530
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	17,708
Vigorous Champion International, Ltd. 4.25% 2029	462	488
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	20,480	21,005
Westpac Banking Corp. 1.953% 2028	4,305	4,291

		1,043,099

172      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities 4.54%

Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[3]	$10,500	$11,432
AEP Texas, Inc. 3.45% 2051	1,475	1,489
Alabama Power Co. 3.00% 2052	3,880	3,880
Alfa Desarrollo SpA 4.55% 2051[3]	1,005	994
Ameren Corp. 4.50% 2049	2,875	3,670
Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,155
Comisión Federal de Electricidad 3.348% 2031[3]	6,000	5,894
Comisión Federal de Electricidad 3.875% 2033[3]	1,340	1,319
Comisión Federal de Electricidad 4.677% 2051[3]	6,050	5,704
Connecticut Light and Power Co. 2.05% 2031	1,775	1,751
Consumers Energy Co. 4.05% 2048	8,270	9,890
Consumers Energy Co. 3.75% 2050	5,625	6,476
Dominion Energy, Inc. 2.25% 2031	3,925	3,837
Duke Energy Corp. 3.75% 2024	3,826	4,020
Duke Energy Florida, LLC 3.40% 2046	5,669	5,996
Duke Energy Florida, LLC 3.00% 2051	711	718
Duke Energy Progress, LLC 3.70% 2028	3,750	4,113
Duke Energy Progress, LLC 2.00% 2031	1,775	1,736
Duke Energy Progress, LLC 2.50% 2050	644	597
Edison International 3.125% 2022	2,900	2,946
Edison International 3.55% 2024	6,850	7,169
Edison International 4.95% 2025	175	190
Edison International 5.75% 2027	3,181	3,629
Edison International 4.125% 2028	3,644	3,849
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[4]	€7,600	8,700
Emera US Finance LP 0.833% 2024	$600	589
Emera US Finance LP 2.639% 2031	4,400	4,330
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	1,425	1,644
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,116
ENN Clean Energy International Investment, Ltd. 3.375% 2026[3]	1,310	1,304
Entergy Louisiana, LLC 4.20% 2048	6,325	7,542
Eversource Energy 2.75% 2022	527	528
Eversource Energy 3.80% 2023	5,000	5,251
FirstEnergy Corp. 1.60% 2026	20,066	19,414
FirstEnergy Corp. 3.50% 2028[3]	2,400	2,560
FirstEnergy Corp. 4.10% 2028[3]	425	467
FirstEnergy Corp. 2.25% 2030	13,707	13,215
FirstEnergy Corp. 2.65% 2030	12,524	12,399
FirstEnergy Corp., Series A, 3.35% 2022[4]	13,398	13,456
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2022)[4]	12,178	13,126
FirstEnergy Transmission LLC 2.866% 2028[3]	4,000	4,010
Florida Power & Light Company 2.875% 2051	6,900	7,016
Georgia Power Co. 3.70% 2050	275	293
Interchile SA 4.50% 2056[3]	465	495
Israel Electric Corp., Ltd. 4.25% 2028[3]	5,870	6,461
Jersey Central Power & Light Co. 2.75% 2032[3]	525	533
MidAmerican Energy Holdings Co. 2.70% 2052	1,053	1,025
Mississippi Power Co. 4.25% 2042	5,020	5,774
Monongahela Power Co. 3.55% 2027[3]	1,700	1,819
NextEra Energy Capital Holdings, Inc. 1.875% 2027	3,000	3,020
NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,540
NextEra Energy Capital Holdings, Inc. 2.44% 2032	5,875	5,893
Oncor Electric Delivery Company, LLC 2.70% 2051[3]	300	289
Pacific Gas and Electric Co. 1.75% 2022	13,000	13,000
Pacific Gas and Electric Co. 1.367% 2023	11,550	11,481
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,721
Pacific Gas and Electric Co. 3.40% 2024	2,000	2,070

American Funds Insurance Series      173

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities (continued)

Pacific Gas and Electric Co. 2.95% 2026	$10,850	$11,046
Pacific Gas and Electric Co. 3.15% 2026	27,543	28,180
Pacific Gas and Electric Co. 3.30% 2027	12,289	12,500
Pacific Gas and Electric Co. 3.30% 2027	5,850	5,957
Pacific Gas and Electric Co. 3.75% 2028	13,075	13,608
Pacific Gas and Electric Co. 4.65% 2028	7,900	8,624
Pacific Gas and Electric Co. 4.55% 2030	35,299	38,201
Pacific Gas and Electric Co. 2.50% 2031	19,695	18,784
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,306
Pacific Gas and Electric Co. 3.30% 2040	8,898	8,266
Pacific Gas and Electric Co. 3.75% 2042	9,466	8,851
Pacific Gas and Electric Co. 4.75% 2044	336	349
Pacific Gas and Electric Co. 3.50% 2050	6,836	6,350
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,458
Public Service Electric and Gas Co. 1.90% 2031	775	755
Puget Energy, Inc. 5.625% 2022	8,004	8,114
Puget Energy, Inc. 3.65% 2025	300	317
San Diego Gas & Electric Co. 3.32% 2050	748	790
San Diego Gas & Electric Co. 2.95% 2051	6,804	6,865
Southern California Edison Co. 2.85% 2029	8,200	8,491
Southern California Edison Co. 4.20% 2029	11,000	12,278
Southern California Edison Co. 2.50% 2031	5,149	5,174
Southern California Edison Co. 5.35% 2035	6,450	8,043
Southern California Edison Co. 5.75% 2035	4,549	5,861
Southern California Edison Co. 5.625% 2036	7,051	8,895
Southern California Edison Co. 5.55% 2037	3,844	4,797
Southern California Edison Co. 5.95% 2038	5,121	6,632
Southern California Edison Co. 4.00% 2047	9,402	10,390
Southern California Edison Co. 4.125% 2048	8,048	9,049
Southern California Edison Co. 4.875% 2049	916	1,121
Southern California Edison Co. 3.65% 2050	7,331	7,777
Southern California Edison Co. 3.65% 2051	6,978	7,579
Southern California Edison Co., Series C, 3.60% 2045	2,717	2,790
Southwestern Electric Power Co. 1.65% 2026	3,550	3,524
Southwestern Electric Power Co. 3.25% 2051	2,270	2,256
Union Electric Co. 2.15% 2032	3,175	3,120
Virginia Electric and Power Co. 2.30% 2031	2,425	2,446
WEC Energy Group, Inc. 2.20% 2028	1,575	1,574
Wisconsin Electric Power Co. 2.85% 2051	375	369
Wisconsin Power and Light Co. 1.95% 2031	525	511
Wisconsin Power and Light Co. 3.65% 2050	1,075	1,211
Xcel Energy, Inc. 3.30% 2025	5,650	5,936
Xcel Energy, Inc. 1.75% 2027	5,660	5,613
Xcel Energy, Inc. 2.60% 2029	2,925	2,993
Xcel Energy, Inc. 2.35% 2031	8,500	8,467

		598,753

Energy 4.39%

Antero Resources Corp. 5.375% 2030[3]	280	300
Apache Corp. 4.625% 2025	645	693
Apache Corp. 4.25% 2030	2,465	2,679
Apache Corp. 5.35% 2049	800	915
Baker Hughes, a GE Co. 2.061% 2026	1,136	1,147
Canadian Natural Resources, Ltd. 2.05% 2025	754	762
Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,234
Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,128
Cenovus Energy, Inc. 5.375% 2025	2,763	3,052
Cenovus Energy, Inc. 4.25% 2027	18,067	19,707
Cenovus Energy, Inc. 2.65% 2032	2,969	2,908

174      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)

Cenovus Energy, Inc. 5.25% 2037	$770	$911
Cenovus Energy, Inc. 5.40% 2047	15,180	18,942
Cheniere Energy Partners LP 3.25% 2032[3]	937	948
Cheniere Energy, Inc. 7.00% 2024	410	454
Cheniere Energy, Inc. 3.70% 2029	6,511	6,980
Chevron Corp. 2.355% 2022	4,800	4,861
Chevron Corp. 2.954% 2026	3,365	3,566
Chevron Corp. 3.078% 2050	692	737
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,869
DCP Midstream Operating LP 4.95% 2022	500	500
Devon Energy Corp. 4.50% 2030	5,197	5,582
Diamondback Energy, Inc. 4.40% 2051	2,016	2,316
DT Midstream, Inc. 4.125% 2029[3]	555	569
Enbridge Energy Partners LP 7.375% 2045	11,183	17,502
Enbridge, Inc. 4.00% 2023	1,500	1,567
Energy Transfer Operating LP 5.875% 2024	294	317
Energy Transfer Operating LP 2.90% 2025	4,402	4,551
Energy Transfer Operating LP 3.75% 2030	7,707	8,175
Energy Transfer Operating LP 5.00% 2050	14,895	17,181
Energy Transfer Partners LP 4.20% 2023	2,860	2,988
Energy Transfer Partners LP 4.50% 2024	4,915	5,212
Energy Transfer Partners LP 4.75% 2026	1,506	1,649
Energy Transfer Partners LP 4.95% 2028	4,559	5,133
Energy Transfer Partners LP 5.25% 2029	1,275	1,462
Energy Transfer Partners LP 6.125% 2045	8,946	11,152
Energy Transfer Partners LP 5.30% 2047	10,459	12,148
Energy Transfer Partners LP 6.00% 2048	1,241	1,545
Energy Transfer Partners LP 6.25% 2049	1,104	1,445
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[4]	7,850	6,840
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	500	476
Enterprise Products Operating LLC 3.20% 2052	3,031	2,981
Enterprise Products Operating LLC 3.30% 2053	2,358	2,350
EQT Corp. 3.00% 2022	6,700	6,776
EQT Corp. 7.50% 2030[4]	7,500	9,649
EQT Corp. 3.625% 2031[3]	425	442
Equinor ASA 3.625% 2028	4,928	5,418
Equinor ASA 3.125% 2030	20,000	21,508
Equinor ASA 3.25% 2049	5,687	6,040
Exxon Mobil Corp. 3.043% 2026	4,625	4,897
Exxon Mobil Corp. 2.61% 2030	1,040	1,079
Kinder Morgan, Inc. 3.60% 2051	4,154	4,187
MPLX LP 1.75% 2026	5,557	5,507
MPLX LP 4.00% 2028	4,665	5,059
MPLX LP 2.65% 2030	2,404	2,396
MPLX LP 5.50% 2049	8,081	10,344
Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 2026[3,6]	39	21
Odebrecht Drilling Norbe 0% perpetual bonds[3]	1,150	11
Oleoducto Central SA 4.00% 2027[3]	1,715	1,707
Oleoducto Central SA 4.00% 2027	350	348
ONEOK, Inc. 2.20% 2025	193	195
ONEOK, Inc. 5.85% 2026	896	1,028
ONEOK, Inc. 4.55% 2028	1,610	1,779
ONEOK, Inc. 3.10% 2030	540	551
ONEOK, Inc. 6.35% 2031	984	1,237
ONEOK, Inc. 5.20% 2048	10,168	12,317
ONEOK, Inc. 4.45% 2049	440	487
ONEOK, Inc. 4.50% 2050	1,266	1,406

American Funds Insurance Series      175

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Energy (continued)

ONEOK, Inc. 7.15% 2051	$3,275	$4,737
Petróleos Mexicanos 4.875% 2022	1,000	1,003
Petróleos Mexicanos 6.875% 2025[3]	3,663	4,007
Petróleos Mexicanos 6.875% 2025	1,337	1,462
Petróleos Mexicanos 6.875% 2026	43,810	48,228
Petróleos Mexicanos 6.50% 2027	31,829	33,997
Petróleos Mexicanos 6.50% 2029	3,409	3,543
Petróleos Mexicanos 6.70% 2032[3]	18,259	18,478
Petróleos Mexicanos 7.69% 2050	285	276
Qatar Petroleum 1.375% 2026[3]	16,725	16,422
Qatar Petroleum 2.25% 2031[3]	18,400	18,273
Qatar Petroleum 3.125% 2041[3]	7,310	7,407
Qatar Petroleum 3.30% 2051[3]	2,185	2,257
SA Global Sukuk, Ltd. 0.946% 2024[3]	9,410	9,278
SA Global Sukuk, Ltd. 1.602% 2026[3]	25,336	24,975
SA Global Sukuk, Ltd. 2.694% 2031[3]	4,680	4,716
Sabine Pass Liquefaction, LLC 5.625% 2023[4]	1,000	1,046
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,705
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,110
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,030
Saudi Arabian Oil Co. 2.875% 2024[3]	4,885	5,049
Shell International Finance BV 3.875% 2028	9,410	10,525
Shell International Finance BV 2.75% 2030	1,186	1,240
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	3,743	3,911
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[3]	3,419	3,563
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	460	479
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[3]	1,183	1,236
Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)[4]	495	545
Suncor Energy, Inc. 3.75% 2051	552	594
Sunoco Logistics Operating Partners LP 5.40% 2047	5,641	6,634
Targa Resources Partners LP 5.375% 2027	175	181
Total Capital Canada, Ltd. 2.75% 2023	2,140	2,200
Total Capital International 3.455% 2029	885	960
TransCanada PipeLines, Ltd. 4.10% 2030	1,578	1,762
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[4]	2,782	2,911
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[4]	2,202	2,424
Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)[4]	3,079	3,646
Williams Partners LP 4.50% 2023	500	527
Williams Partners LP 4.30% 2024	595	628

		578,788

Consumer discretionary 3.99%

Allied Universal Holdco LLC 4.625% 2028[3]	335	335
Amazon.com, Inc. 1.65% 2028	6,855	6,871
Amazon.com, Inc. 2.10% 2031	7,155	7,259
Amazon.com, Inc. 2.875% 2041	1,480	1,540
Amazon.com, Inc. 3.10% 2051	9,380	10,039
Amazon.com, Inc. 3.25% 2061	4,100	4,426
Atlas LuxCo 4 SARL 4.625% 2028[3]	255	251
Bayerische Motoren Werke AG 1.25% 2026[3]	100	99
Bayerische Motoren Werke AG 1.95% 2031[3]	620	604
Daimler Trucks Finance North America, LLC 1.125% 2023[3]	3,015	3,017
Daimler Trucks Finance North America, LLC 1.625% 2024[3]	4,950	4,990
Daimler Trucks Finance North America, LLC 2.00% 2026[3]	2,460	2,472
Daimler Trucks Finance North America, LLC 2.375% 2028[3]	3,975	3,996
Daimler Trucks Finance North America, LLC 2.50% 2031[3]	9,625	9,631
DaimlerChrysler North America Holding Corp. 1.75% 2023[3]	8,000	8,082
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	2,000	2,056
Ford Motor Credit Company LLC 5.125% 2025	3,870	4,214

176      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

Ford Motor Credit Company LLC 3.815% 2027	$3,790	$4,013
Ford Motor Credit Company LLC 4.125% 2027	39,080	42,231
Ford Motor Credit Company LLC 4.271% 2027	18,542	19,954
Ford Motor Credit Company LLC 5.113% 2029	4,205	4,785
General Motors Company 5.40% 2023	421	451
General Motors Company 4.35% 2025	11,358	12,229
General Motors Company 6.125% 2025	28,743	33,046
General Motors Company 6.80% 2027	1,030	1,265
General Motors Company 5.40% 2048	7,200	9,208
General Motors Financial Co. 3.55% 2022	3,703	3,757
General Motors Financial Co. 3.25% 2023	964	985
General Motors Financial Co. 1.05% 2024	4,200	4,180
General Motors Financial Co. 3.50% 2024	9,945	10,447
General Motors Financial Co. 3.95% 2024	3,969	4,179
General Motors Financial Co. 5.10% 2024	1,081	1,160
General Motors Financial Co. 2.75% 2025	3,819	3,944
General Motors Financial Co. 2.90% 2025	1,032	1,068
General Motors Financial Co. 1.25% 2026	5,450	5,338
General Motors Financial Co. 2.70% 2027	6,079	6,188
General Motors Financial Co. 2.40% 2028	13,909	13,977
General Motors Financial Co. 2.40% 2028	464	463
General Motors Financial Co. 3.60% 2030	465	496
General Motors Financial Co. 2.35% 2031	6,075	5,920
General Motors Financial Co. 2.70% 2031	6,075	6,060
Grand Canyon University 4.125% 2024	4,190	4,289
Home Depot, Inc. 2.95% 2029	6,081	6,484
Home Depot, Inc. 4.50% 2048	1,915	2,482
Hyundai Capital America 2.85% 2022[3]	4,118	4,190
Hyundai Capital America 3.00% 2022[3]	4,500	4,547
Hyundai Capital America 3.25% 2022[3]	1,521	1,550
Hyundai Capital America 3.95% 2022[3]	8,000	8,019
Hyundai Capital America 1.25% 2023[3]	3,150	3,149
Hyundai Capital America 2.375% 2023[3]	9,977	10,118
Hyundai Capital America 0.875% 2024[3]	2,780	2,728
Hyundai Capital America 1.00% 2024[3]	2,750	2,704
Hyundai Capital America 3.40% 2024[3]	8,180	8,535
Hyundai Capital America 1.80% 2025[3]	12,714	12,656
Hyundai Capital America 2.65% 2025[3]	13,054	13,387
Hyundai Capital America 1.30% 2026[3]	6,000	5,834
Hyundai Capital America 1.50% 2026[3]	8,310	8,086
Hyundai Capital America 1.65% 2026[3]	7,275	7,138
Hyundai Capital America 2.375% 2027[3]	6,264	6,236
Hyundai Capital America 3.00% 2027[3]	10,408	10,777
Hyundai Capital America 1.80% 2028[3]	6,000	5,803
Hyundai Capital America 2.00% 2028[3]	5,900	5,757
Hyundai Capital America 2.10% 2028[3]	4,400	4,278
Hyundai Capital Services, Inc. 1.25% 2026[3]	3,695	3,608
Limited Brands, Inc. 6.875% 2035	740	921
Marriott International, Inc. 5.75% 2025	330	372
Marriott International, Inc. 3.125% 2026	410	426
Marriott International, Inc. 2.75% 2033	850	826
McDonald’s Corp. 2.125% 2030	2,482	2,473
McDonald’s Corp. 4.45% 2047	3,535	4,323
McDonald’s Corp. 3.625% 2049	2,938	3,257
Meituan Dianping 3.05% 2030[3]	3,200	2,965
MGM Resorts International 7.75% 2022	2,000	2,028
NIKE, Inc. 3.25% 2040	6,171	6,727
NIKE, Inc. 3.875% 2045	1,560	1,876
Nissan Motor Co., Ltd. 2.60% 2022[3]	1,415	1,430

American Funds Insurance Series      177

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

Nissan Motor Co., Ltd. 3.043% 2023[3]	$240	$246
Nissan Motor Co., Ltd. 3.522% 2025[3]	800	839
Nissan Motor Co., Ltd. 2.00% 2026[3]	12,000	11,832
Nissan Motor Co., Ltd. 4.345% 2027[3]	1,790	1,934
Nissan Motor Co., Ltd. 2.75% 2028[3]	11,200	11,130
Nissan Motor Co., Ltd. 4.81% 2030[3]	17,533	19,629
Sands China, Ltd. 2.30% 2027[3]	2,368	2,232
Starbucks Corp. 3.75% 2047	3,785	4,178
Stellantis Finance US, Inc. 1.711% 2027[3]	3,500	3,442
Stellantis Finance US, Inc. 2.691% 2031[3]	4,280	4,213
Toyota Motor Credit Corp. 3.375% 2030	6,664	7,311
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]	425	450
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	15,000	15,847
Volkswagen Group of America Finance, LLC 2.85% 2024[3]	2,996	3,100
Volkswagen Group of America Finance, LLC 1.25% 2025[3]	1,150	1,126
Volkswagen Group of America Finance, LLC 3.35% 2025[3]	2,636	2,775
Wyndham Destinations, Inc. 6.625% 2026[3]	675	749
Wynn Resorts, Ltd. 5.125% 2029[3]	410	417

		526,655

Health care 3.53%

Abbott Laboratories 3.75% 2026	2,244	2,481
Abbott Laboratories 4.75% 2036	4,565	5,835
AbbVie, Inc. 3.20% 2022	9,600	9,764
AbbVie, Inc. 3.20% 2029	23,754	25,424
Amgen, Inc. 2.45% 2030	10,000	10,189
Anthem, Inc. 2.375% 2025	1,534	1,583
AstraZeneca Finance LLC 1.75% 2028	1,429	1,422
AstraZeneca Finance LLC 2.25% 2031	2,087	2,104
AstraZeneca PLC 4.00% 2029	5,920	6,692
AstraZeneca PLC 3.00% 2051	1,437	1,510
Bausch Health Companies, Inc. 4.875% 2028[3]	830	848
Baxter International, Inc. 2.539% 2032[3]	3,906	3,950
Bayer US Finance II LLC 4.25% 2025[3]	17,570	19,021
Boston Scientific Corp. 3.375% 2022	350	354
Boston Scientific Corp. 3.85% 2025	255	274
Centene Corp. 4.25% 2027	14,860	15,517
Centene Corp. 2.45% 2028	12,410	12,243
Centene Corp. 4.625% 2029	14,945	16,143
Centene Corp. 3.375% 2030	15,718	16,033
Centene Corp. 2.50% 2031	8,550	8,338
Centene Corp. 2.625% 2031	2,510	2,464
Cigna Corp. 4.375% 2028	6,843	7,782
Danaher Corp. 2.80% 2051	1,090	1,078
EMD Finance LLC 2.95% 2022[3]	2,100	2,102
GlaxoSmithKline PLC 3.375% 2023	16,800	17,401
Kaiser Foundation Hospitals 2.81% 2041	910	917
Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,197
Laboratory Corporation of America Holdings 2.70% 2031	805	818
Laboratory Corporation of America Holdings 4.70% 2045	4,160	5,075
Merck & Co., Inc. 1.70% 2027	3,093	3,113
Merck & Co., Inc. 2.15% 2031	5,845	5,866
Merck & Co., Inc. 2.75% 2051	808	801
Merck & Co., Inc. 2.90% 2061	1,275	1,271
Novartis Capital Corp. 1.75% 2025	2,361	2,396
Novartis Capital Corp. 2.20% 2030	5,446	5,533
Roche Holdings, Inc. 1.93% 2028[3]	7,845	7,898
Roche Holdings, Inc. 2.076% 2031[3]	14,737	14,706
Roche Holdings, Inc. 2.607% 2051[3]	3,525	3,468

178      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)
Corporate bonds, notes & loans (continued)

Health care (continued)

Shire PLC 3.20% 2026	$14,673	$15,581
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	48,202
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	64,830
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	28,608
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,506
Thermo Fisher Scientific, Inc. 1.75% 2028	398	396
Thermo Fisher Scientific, Inc. 2.00% 2031	1,235	1,218
Thermo Fisher Scientific, Inc. 2.80% 2041	689	698
UnitedHealth Group, Inc. 3.35% 2022	4,385	4,456
UnitedHealth Group, Inc. 3.75% 2025	5,410	5,871
UnitedHealth Group, Inc. 2.30% 2031	1,626	1,656
UnitedHealth Group, Inc. 3.05% 2041	1,300	1,362
UnitedHealth Group, Inc. 3.25% 2051	1,887	2,046
Zimmer Holdings, Inc. 3.15% 2022	7,845	7,861

		465,902

Industrials 2.72%

ADT Security Corp. 4.125% 2029[3]	510	503
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,789
Aeropuerto International de Tocume SA 4.00% 2041[3]	730	745
Aeropuerto International de Tocume SA 5.125% 2061[3]	565	594
Air Lease Corp. 0.80% 2024	3,175	3,112
Air Lease Corp. 2.875% 2026	11,453	11,824
Air Lease Corp. 2.10% 2028	2,450	2,365
Avolon Holdings Funding, Ltd. 3.625% 2022[3]	2,810	2,828
Avolon Holdings Funding, Ltd. 3.95% 2024[3]	12,514	13,120
Avolon Holdings Funding, Ltd. 2.125% 2026[3]	8,333	8,186
Avolon Holdings Funding, Ltd. 4.25% 2026[3]	3,302	3,503
Avolon Holdings Funding, Ltd. 2.528% 2027[3]	2,142	2,082
Avolon Holdings Funding, Ltd. 3.25% 2027[3]	8,000	8,062
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[4]	1,680	1,871
Boeing Company 4.508% 2023	11,358	11,866
Boeing Company 1.95% 2024	5,646	5,713
Boeing Company 2.80% 2024	500	514
Boeing Company 4.875% 2025	34,682	37,974
Boeing Company 2.196% 2026	16,571	16,581
Boeing Company 2.75% 2026	16,588	17,079
Boeing Company 3.10% 2026	649	677
Boeing Company 2.70% 2027	6,473	6,586
Boeing Company 5.04% 2027	15,716	17,709
Boeing Company 3.25% 2028	11,379	11,867
Boeing Company 3.25% 2028	1,925	1,996
Boeing Company 5.15% 2030	42,874	49,993
Boeing Company 3.625% 2031	1,602	1,710
Boeing Company 3.90% 2049	1,411	1,483
Boeing Company 5.805% 2050	4,122	5,592
Canadian Pacific Railway, Ltd. 1.75% 2026	1,982	1,990
Canadian Pacific Railway, Ltd. 2.45% 2031	3,080	3,144
Canadian Pacific Railway, Ltd. 3.00% 2041	1,234	1,264
Canadian Pacific Railway, Ltd. 3.10% 2051	2,432	2,506
Carrier Global Corp. 3.377% 2040	15,000	15,705
Dun & Bradstreet Corp. 5.00% 2029[3]	2,798	2,867
General Dynamics Corp. 3.625% 2030	675	751
General Electric Capital Corp. 4.418% 2035	2,377	2,841
Lockheed Martin Corp. 1.85% 2030	1,159	1,140
Lockheed Martin Corp. 3.60% 2035	528	591
Lockheed Martin Corp. 4.50% 2036	440	539
Lockheed Martin Corp. 4.07% 2042	260	307

American Funds Insurance Series      179

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials (continued)

Lockheed Martin Corp. 2.80% 2050	$1,464	$1,463
Lockheed Martin Corp. 4.09% 2052	174	215
Mexico City Airport Trust 5.50% 2046	1,959	1,959
Mexico City Airport Trust 5.50% 2047	5,909	5,927
Mexico City Airport Trust 5.50% 2047[3]	1,132	1,135
Northrop Grumman Corp. 3.25% 2028	10,845	11,616
Raytheon Technologies Corp. 1.90% 2031	3,087	2,982
Raytheon Technologies Corp. 2.375% 2032	1,321	1,321
Raytheon Technologies Corp. 2.82% 2051	665	644
Raytheon Technologies Corp. 3.03% 2052	1,190	1,198
Republic Services, Inc. 2.375% 2033	1,635	1,629
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[3]	2,550	2,460
Triton Container International, Ltd. 1.15% 2024[3]	1,609	1,587
Triton Container International, Ltd. 3.15% 2031[3]	2,482	2,506
Union Pacific Corp. 2.15% 2027	2,213	2,274
Union Pacific Corp. 2.40% 2030	4,454	4,544
Union Pacific Corp. 2.375% 2031	5,554	5,667
Union Pacific Corp. 3.25% 2050	7,000	7,524
Union Pacific Corp. 2.95% 2052	1,405	1,425
United Rentals, Inc. 5.50% 2027	5,000	5,206
United Technologies Corp. 3.125% 2027	4,551	4,836
United Technologies Corp. 4.125% 2028	4,974	5,569
Vinci SA 3.75% 2029[3]	2,000	2,187

		358,443

Communication services 2.50%

AT&T, Inc. 0.90% 2024	13,000	12,948
AT&T, Inc. 1.70% 2026	19,000	18,920
AT&T, Inc. 1.65% 2028	4,700	4,604
AT&T, Inc. 4.30% 2030	15,940	17,959
AT&T, Inc. 2.55% 2033	15,003	14,691
AT&T, Inc. 3.30% 2052	1,200	1,178
AT&T, Inc. 3.50% 2053	24,595	24,860
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	4,800	4,950
CCO Holdings LLC and CCO Holdings Capital Corp. 2.25% 2029	2,970	2,900
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,590
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[3]	3,875	3,819
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,249
CenturyLink, Inc. 4.00% 2027[3]	21,434	21,773
Comcast Corp. 3.15% 2028	7,200	7,735
Comcast Corp. 2.65% 2030	7,500	7,786
Comcast Corp. 4.00% 2048	5,000	5,774
Netflix, Inc. 4.875% 2028	5,053	5,769
Netflix, Inc. 5.875% 2028	9,175	11,048
Netflix, Inc. 5.375% 2029[3]	8,758	10,415
Netflix, Inc. 4.875% 2030[3]	4,225	4,935
SBA Tower Trust 1.631% 2026[3]	6,741	6,640
Sirius XM Radio, Inc. 4.00% 2028[3]	675	680
Sprint Corp. 7.625% 2025	6,665	7,673
Tencent Holdings, Ltd. 2.39% 2030[3]	10,000	9,808
T-Mobile US, Inc. 3.50% 2025	3,275	3,472
T-Mobile US, Inc. 2.25% 2026[3]	1,954	1,962
T-Mobile US, Inc. 2.25% 2026	434	436
T-Mobile US, Inc. 2.625% 2026	9,691	9,752
T-Mobile US, Inc. 3.75% 2027	5,000	5,417
T-Mobile US, Inc. 2.40% 2029[3]	1,224	1,237
T-Mobile US, Inc. 2.625% 2029	3,117	3,076
T-Mobile US, Inc. 3.875% 2030	4,500	4,926
T-Mobile US, Inc. 2.875% 2031	7,913	7,829

180      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services (continued)

T-Mobile US, Inc. 3.50% 2031	$9,000	$9,379
T-Mobile US, Inc. 3.50% 2031[3]	629	655
T-Mobile US, Inc. 3.00% 2041	2,100	2,054
T-Mobile US, Inc. 3.40% 2052[3]	12,280	12,246
Verizon Communications, Inc. 2.10% 2028	8,975	8,999
Verizon Communications, Inc. 4.329% 2028	1,539	1,750
Verizon Communications, Inc. 1.75% 2031	3,300	3,127
Verizon Communications, Inc. 2.55% 2031	8,375	8,458
Verizon Communications, Inc. 2.355% 2032[3]	4,743	4,679
Verizon Communications, Inc. 3.40% 2041	2,050	2,150
Verizon Communications, Inc. 2.875% 2050	3,000	2,855
Verizon Communications, Inc. 3.55% 2051	1,975	2,132
Vodafone Group PLC 4.375% 2028	10,000	11,262
Vodafone Group PLC 4.25% 2050	3,050	3,530

		330,087

Consumer staples 1.57%

7-Eleven, Inc. 1.80% 2031[3]	5,013	4,749
7-Eleven, Inc. 2.80% 2051[3]	5,000	4,649
Altria Group, Inc. 4.40% 2026	4,585	5,055
Altria Group, Inc. 4.50% 2043	1,585	1,646
Altria Group, Inc. 5.95% 2049	9,039	11,304
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,737
Anheuser-Busch InBev NV 5.55% 2049	5,000	6,934
Anheuser-Busch InBev NV 4.50% 2050	1,355	1,674
British American Tobacco International Finance PLC 3.95% 2025[3]	16,879	17,942
British American Tobacco International Finance PLC 1.668% 2026	4,070	4,000
British American Tobacco PLC 3.557% 2027	10,991	11,536
British American Tobacco PLC 2.259% 2028	4,348	4,241
British American Tobacco PLC 4.39% 2037	1,500	1,583
British American Tobacco PLC 4.54% 2047	12,786	13,403
British American Tobacco PLC 4.758% 2049	23,659	25,466
Conagra Brands, Inc. 5.30% 2038	436	552
Conagra Brands, Inc. 5.40% 2048	57	77
Constellation Brands, Inc. 3.50% 2027	7,500	8,075
Constellation Brands, Inc. 2.875% 2030	620	637
Constellation Brands, Inc. 2.25% 2031	1,487	1,455
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,335	2,379
JBS Luxembourg SARL 2.50% 2027[3]	3,880	3,841
JBS Luxembourg SARL 3.625% 2032[3]	1,430	1,438
JBS USA Lux SA 5.50% 2030[3]	435	474
JBS USA Lux SA 3.00% 2032[3]	3,430	3,434
Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,245
Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,238
Kraft Heinz Company 5.50% 2050	2,725	3,697
Molson Coors Brewing Co. 4.20% 2046	2,390	2,656
PepsiCo, Inc. 1.95% 2031	6,979	6,983
Philip Morris International, Inc. 4.25% 2044	9,550	10,928
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,144
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	706
Reynolds American, Inc. 4.45% 2025	14,570	15,748
Reynolds American, Inc. 5.85% 2045	1,970	2,399

		207,025

Information technology 1.02%

Analog Devices, Inc. 1.70% 2028	1,962	1,957
Analog Devices, Inc. 2.10% 2031	5,485	5,503
Analog Devices, Inc. 2.80% 2041	521	528
Analog Devices, Inc. 2.95% 2051	4,464	4,596

American Funds Insurance Series      181

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Information technology (continued)

Apple, Inc. 2.70% 2051	$7,080	$7,017
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,027	7,623
Broadcom, Inc. 3.469% 2034[3]	34,812	36,483
Broadcom, Inc. 3.137% 2035[3]	1,164	1,172
Broadcom, Inc. 3.187% 2036[3]	4,803	4,802
Global Payments, Inc. 2.90% 2031	2,145	2,178
Microsoft Corp. 2.525% 2050	10,000	9,780
Oracle Corp. 1.65% 2026	8,417	8,359
Oracle Corp. 2.30% 2028	6,875	6,857
Oracle Corp. 2.875% 2031	7,393	7,446
Oracle Corp. 3.95% 2051	4,869	5,063
PayPal Holdings, Inc. 1.65% 2025	6,989	7,080
PayPal Holdings, Inc. 2.30% 2030	330	336
salesforce.com, inc. 1.95% 2031	3,775	3,743
salesforce.com, inc. 2.70% 2041	875	876
salesforce.com, inc. 2.90% 2051	8,295	8,463
salesforce.com, inc. 3.05% 2061	265	273
Square, Inc. 2.75% 2026[3]	1,975	1,980
Square, Inc. 3.50% 2031[3]	825	847
VeriSign, Inc. 2.70% 2031	1,494	1,504

		134,466

Real estate 0.53%

Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,575
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	173
American Campus Communities, Inc. 3.75% 2023	2,900	2,979
American Campus Communities, Inc. 3.875% 2031	620	688
American Tower Corp. 1.45% 2026	657	644
American Tower Corp. 2.30% 2031	1,180	1,147
American Tower Corp. 2.70% 2031	1,100	1,104
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[3]	395	388
Corporate Office Properties LP 2.00% 2029	1,139	1,096
Corporate Office Properties LP 2.75% 2031	1,547	1,540
Corporate Office Properties LP 2.90% 2033	564	552
Crown Castle International Corp. 2.50% 2031	5,218	5,185
Equinix, Inc. 2.90% 2026	3,287	3,407
Equinix, Inc. 3.20% 2029	3,846	4,046
Equinix, Inc. 2.50% 2031	7,760	7,763
Equinix, Inc. 3.40% 2052	1,201	1,227
Essex Portfolio LP 3.25% 2023	335	343
Essex Portfolio LP 3.875% 2024	1,000	1,053
Essex Portfolio LP 2.55% 2031	4,338	4,356
Extra Space Storage, Inc. 2.35% 2032	698	679
Fibra SOMA 4.375% 2031[3]	1,475	1,416
Hospitality Properties Trust 5.00% 2022	1,270	1,270
Hospitality Properties Trust 4.50% 2025	855	834
Hospitality Properties Trust 3.95% 2028	1,710	1,568
Howard Hughes Corp. 4.375% 2031[3]	675	683
Invitation Homes Operating Partnership LP 2.30% 2028	767	759
Invitation Homes Operating Partnership LP 2.00% 2031	2,048	1,931
Invitation Homes Operating Partnership LP 2.70% 2034	660	648
Iron Mountain, Inc. 4.875% 2027[3]	1,605	1,667
Iron Mountain, Inc. 5.25% 2028[3]	3,500	3,646
Iron Mountain, Inc. 5.25% 2030[3]	675	713
Kimco Realty Corp. 3.40% 2022	1,045	1,064
Omega Healthcare Investors, Inc. 4.375% 2023	186	194
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,055
Public Storage 1.50% 2026	766	765
Public Storage 1.95% 2028	993	990

182      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Real estate (continued)

Public Storage 2.25% 2031	$699	$703
Scentre Group 3.50% 2025[3]	4,565	4,810
Sun Communities Operating LP 2.30% 2028	1,026	1,026
Sun Communities Operating LP 2.70% 2031	3,877	3,850

		69,537

Materials 0.15%

Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,942
Ecolab, Inc. 1.65% 2027	835	839
Ecolab, Inc. 2.125% 2032	2,580	2,562
Ecolab, Inc. 2.70% 2051	335	330
Glencore Funding LLC 2.625% 2031[3]	790	769
Glencore Funding LLC 3.375% 2051[3]	370	357
Huntsman International LLC 2.95% 2031	741	752
International Flavors & Fragrances, Inc. 2.30% 2030[3]	3,536	3,470
LYB International Finance III, LLC 2.25% 2030	3,802	3,786
LYB International Finance III, LLC 3.625% 2051	2,617	2,777
Methanex Corp. 5.125% 2027	510	536
Nova Chemicals Corp. 4.25% 2029[3]	425	427

		19,547

Total corporate bonds, notes & loans		4,332,302

Mortgage-backed obligations 13.19%

Federal agency mortgage-backed obligations 10.58%

Fannie Mae Pool #976945 5.50% 2023[7]	12	12
Fannie Mae Pool #AB1068 4.50% 2025[7]	68	71
Fannie Mae Pool #256133 4.50% 2026[7]	97	103
Fannie Mae Pool #AB5236 3.00% 2027[7]	19	19
Fannie Mae Pool #AO0800 3.00% 2027[7]	15	16
Fannie Mae Pool #AL3802 3.00% 2028[7]	646	677
Fannie Mae Pool #AR3058 3.00% 2028[7]	92	96
Fannie Mae Pool #AL8241 3.00% 2029[7]	648	679
Fannie Mae Pool #AL9573 3.00% 2031[7]	74	78
Fannie Mae Pool #AS8018 3.00% 2031[7]	58	61
Fannie Mae Pool #BM4741 3.00% 2032[7]	39	41
Fannie Mae Pool #924866 1.515% 2037[5,7]	694	702
Fannie Mae Pool #945680 6.00% 2037[7]	586	679
Fannie Mae Pool #913966 6.00% 2037[7]	36	41
Fannie Mae Pool #889982 5.50% 2038[7]	1,138	1,304
Fannie Mae Pool #988588 5.50% 2038[7]	213	244
Fannie Mae Pool #AB1297 5.00% 2040[7]	219	246
Fannie Mae Pool #AI1862 5.00% 2041[7]	1,202	1,363
Fannie Mae Pool #AH9479 5.00% 2041[7]	1,023	1,155
Fannie Mae Pool #AH8144 5.00% 2041[7]	983	1,103
Fannie Mae Pool #AI3510 5.00% 2041[7]	740	839
Fannie Mae Pool #AJ0704 5.00% 2041[7]	629	714
Fannie Mae Pool #AJ5391 5.00% 2041[7]	400	453
Fannie Mae Pool #BM6240 2.05% 2044[5,7]	2,327	2,445
Fannie Mae Pool #AZ3904 4.00% 2045[7]	65	71
Fannie Mae Pool #AL8522 3.50% 2046[7]	1,087	1,170
Fannie Mae Pool #BD1968 4.00% 2046[7]	1,464	1,578
Fannie Mae Pool #BE0592 4.00% 2046[7]	400	427
Fannie Mae Pool #BD5477 4.00% 2046[7]	182	196
Fannie Mae Pool #CA0770 3.50% 2047[7]	5,944	6,300
Fannie Mae Pool #CA0706 4.00% 2047[7]	124	133
Fannie Mae Pool #MA3058 4.00% 2047[7]	55	59
Fannie Mae Pool #BM4413 4.50% 2047[7]	3,923	4,242
Fannie Mae Pool #BF0293 3.00% 2048[7]	8,572	9,056
Fannie Mae Pool #FM4891 3.50% 2048[7]	26,213	28,005

American Funds Insurance Series      183

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Fannie Mae Pool #BF0318 3.50% 2048[7]	$7,480		$8,024
Fannie Mae Pool #CA1189 3.50% 2048[7]	1,766		1,870
Fannie Mae Pool #MA3384 4.00% 2048[7]	142		152
Fannie Mae Pool #BJ9169 4.00% 2048[7]	90		96
Fannie Mae Pool #BJ5749 4.00% 2048[7]	22		24
Fannie Mae Pool #BM4676 4.00% 2048[7]	16		18
Fannie Mae Pool #CA2493 4.50% 2048[7]	925		994
Fannie Mae Pool #CA3807 3.00% 2049[7]	1,609		1,696
Fannie Mae Pool #CA3806 3.00% 2049[7]	984		1,039
Fannie Mae Pool #FM0007 3.50% 2049[7]	18,754		19,993
Fannie Mae Pool #FM1954 3.50% 2049[7]	8,665		9,245
Fannie Mae Pool #FM1589 3.50% 2049[7]	5,396		5,740
Fannie Mae Pool #FM1262 4.00% 2049[7]	30,031		32,195
Fannie Mae Pool #FM5507 3.00% 2050[7]	19,793		20,828
Fannie Mae Pool #BF0145 3.50% 2057[7]	14,350		15,549
Fannie Mae Pool #BF0264 3.50% 2058[7]	10,884		11,741
Fannie Mae Pool #BF0332 3.00% 2059[7]	23,948		25,375
Fannie Mae Pool #BF0497 3.00% 2060[7]	20,048		21,164
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[5,7]	—	[8]	—	[8]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	9		10
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	21		25
Fannie Mae, Series 2002-W1, Class 2A, 5.199% 2042[5,7]	25		27
Freddie Mac Pool #ZK4277 3.00% 2027[7]	338		355
Freddie Mac Pool #ZK3970 3.00% 2027[7]	115		120
Freddie Mac Pool #ZS6521 3.00% 2027[7]	83		87
Freddie Mac Pool #ZK4162 3.00% 2027[7]	30		31
Freddie Mac Pool #ZS8463 3.00% 2027[7]	4		4
Freddie Mac Pool #ZK4039 3.00% 2027[7]	4		4
Freddie Mac Pool #ZS8507 3.00% 2028[7]	154		162
Freddie Mac Pool #ZK7590 3.00% 2029[7]	3,361		3,542
Freddie Mac Pool #ZK7593 3.00% 2029[7]	170		178
Freddie Mac Pool #ZT1931 3.00% 2033[7]	198		208
Freddie Mac Pool #A15120 5.50% 2033[7]	58		64
Freddie Mac Pool #QN1073 3.00% 2034[7]	69		73
Freddie Mac Pool #G05196 5.50% 2038[7]	62		72
Freddie Mac Pool #G05267 5.50% 2038[7]	47		54
Freddie Mac Pool #G06020 5.50% 2039[7]	88		101
Freddie Mac Pool #A93948 4.50% 2040[7]	193		214
Freddie Mac Pool #G05860 5.50% 2040[7]	324		371
Freddie Mac Pool #G06868 4.50% 2041[7]	209		231
Freddie Mac Pool #G06841 5.50% 2041[7]	527		603
Freddie Mac Pool #841039 2.186% 2043[5,7]	2,047		2,160
Freddie Mac Pool #Z40130 3.00% 2046[7]	24,229		25,737
Freddie Mac Pool #G61733 3.00% 2047[7]	5,974		6,309
Freddie Mac Pool #ZT2100 3.00% 2047[7]	1,123		1,178
Freddie Mac Pool #G08789 4.00% 2047[7]	846		908
Freddie Mac Pool #G67709 3.50% 2048[7]	16,342		17,592
Freddie Mac Pool #G61628 3.50% 2048[7]	425		457
Freddie Mac Pool #Q58494 4.00% 2048[7]	1,459		1,563
Freddie Mac Pool #QA4673 3.00% 2049[7]	34,864		36,775
Freddie Mac Pool #SD7507 3.00% 2049[7]	1,945		2,047
Freddie Mac Pool #SD7508 3.50% 2049[7]	13,533		14,594
Freddie Mac Pool #RA1369 3.50% 2049[7]	2,499		2,664
Freddie Mac Pool #ZN4842 3.50% 2049[7]	955		1,021
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	71		80
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	175		198
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[7]	3,995		4,009
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[7]	200		200
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	149		137

184      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	$144	$130
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	10,631	11,032
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	2,387	2,491
Government National Mortgage Assn. 2.00% 2052[7,9]	26,184	26,423
Government National Mortgage Assn. 2.00% 2052[7,9]	18,106	18,238
Government National Mortgage Assn. 2.50% 2052[7,9]	35,056	35,902
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]	17,229	18,253
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[7]	2,420	2,554
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]	7,791	8,243
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	859	908
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	52	56
Uniform Mortgage-Backed Security 1.50% 2037[7,9]	2,389	2,391
Uniform Mortgage-Backed Security 1.50% 2037[7,9]	1,561	1,565
Uniform Mortgage-Backed Security 2.00% 2037[7,9]	4,072	4,170
Uniform Mortgage-Backed Security 2.00% 2037[7,9]	3,653	3,734
Uniform Mortgage-Backed Security 3.00% 2037[7,9]	4,006	4,189
Uniform Mortgage-Backed Security 2.00% 2052[7,9]	85,780	85,150
Uniform Mortgage-Backed Security 2.00% 2052[7,9]	14,875	14,797
Uniform Mortgage-Backed Security 2.50% 2052[7,9]	419,953	426,467
Uniform Mortgage-Backed Security 2.50% 2052[7,9]	172,750	175,821
Uniform Mortgage-Backed Security 3.00% 2052[7,9]	146,150	151,417
Uniform Mortgage-Backed Security 3.50% 2052[7,9]	20,035	21,093
Uniform Mortgage-Backed Security 4.50% 2052[7,9]	15,000	16,071

		1,395,381

Collateralized mortgage-backed obligations (privately originated) 1.41%

Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,5,7]	4,092	4,074
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,7]	233	233
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.702% 2029[3,5,7]	2,709	2,711
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,5,7]	1,118	1,120
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,5,7]	816	825
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,5,7]	809	810
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,5,7]	3,936	3,927
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,5,7]	2,413	2,412
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,5,7]	410	413
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2061[3,5,7]	3,108	3,103
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,7]	1,612	1,626
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,5,7]	1,980	1,992
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,7]	3,254	3,566
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,7]	2,725	3,036
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[3,5,7]	8,254	8,269
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[3,5,7]	2,433	2,435
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[3,5,7]	2,315	2,329
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[3,5,7]	2,261	2,261
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[3,5,7]	2,160	2,159
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.35% 2033[3,5,7]	600	612
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (1-month USD-SOFR + 1.65%) 1.70% 2034[3,5,7]	248	249
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1, (1-month USD-SOFR + 0.85%) 0.90% 2041[3,5,7]	387	387
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (1-month USD-SOFR + 1.50%) 1.55% 2041[3,5,7]	3,243	3,244

American Funds Insurance Series      185

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) (continued)

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M2, (1-month USD-SOFR + 1.80%) 1.85% 2041[3,5,7]	$275	$276
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[3,5,7]	4,923	4,907
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[3,7]	5,613	5,561
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[3,7]	999	988
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,5,7]	982	986
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]	240	258
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,5,7]	1,062	1,064
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,5,7]	998	991
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,7]	3,131	3,125
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[3,5,7]	16,160	16,149
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[3,5,7]	3,993	3,932
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.101% 2023[3,5,7]	11,402	11,415
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.786% 2022[3,5,7]	25,588	25,621
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[3,5,7]	20,357	20,360
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[3,5,7]	4,000	3,993
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[3,5,7]	6,722	6,713
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,7]	13,275	13,257
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[3,7]	5,043	5,028
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[3,5,7]	6,626	6,617
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,7]	2,295	2,294

		185,328

Commercial mortgage-backed securities 0.96%

Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]	100	111
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]	770	865
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]	1,018	1,092
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]	130	139
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]	205	225
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,7]	2,444	2,761
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]	295	301
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]	2,541	2,880
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,7]	781	899
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 2026[3,5,7]	9,979	9,980
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.35% 2026[3,5,7]	339	338
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2026[3,5,7]	100	100
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 1.95% 2026[3,5,7]	151	151
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[3,5,7]	14,727	14,697
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 0.848% 2036[3,5,7]	12,622	12,627
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[3,5,7]	5,292	5,290
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.06% 2036[3,5,7]	570	567
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.407% 2036[3,5,7]	995	994
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.756% 2036[3,5,7]	996	994
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 2038[3,5,7]	3,769	3,753
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.98% 2038[3,5,7]	436	434
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.21% 2038[3,5,7]	295	294
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.51% 2038[3,5,7]	746	743
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.51% 2036[3,5,7]	1,350	1,349
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[7]	250	264
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]	610	651

186      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)

Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[3,5,7]	$312	$326
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	350	368
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.561% 2048[5,7]	204	213
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]	1,332	1,377
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	200	211
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[3,5,7]	2,865	2,873
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.49% 2038[3,5,7]	654	655
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.81% 2038[3,5,7]	891	893
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.36% 2038[3,5,7]	682	684
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[3,7]	1,897	1,898
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]	400	429
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]	100	112
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]	1,536	1,559
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]	3,280	3,439
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]	640	691
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[3,7]	785	802
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,7]	2,040	2,199
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[3,5,7]	4,555	4,560
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.911% 2026[3,5,7]	154	154
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]	5,446	5,716
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]	410	429
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]	245	266
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	730	778
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[5,7]	208	216
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.01% 2038[3,5,7]	818	818
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.31% 2038[3,5,7]	524	524
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.61% 2038[3,5,7]	157	157
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,7]	4,674	4,795
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.686% 2036[3,5,7]	9,351	9,252
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.036% 2036[3,5,7]	1,000	990
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[3,5,7]	8,739	8,711
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.19% 2038[3,5,7]	263	262
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.439% 2038[3,5,7]	141	140
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]	2,413	2,542
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.093% 2048[5,7]	220	227
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]	2,550	2,777

American Funds Insurance Series      187

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)

Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]		$1,019	$1,091
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]		250	266
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]		205	222

			126,121

Other mortgage-backed securities 0.24%

Nykredit Realkredit AS, Series 01E, 1.00% 2053[7]	DKr	110,520	15,947
Nykredit Realkredit AS, Series CCE, 1.00% 2050[7]		79,480	11,614
Realkredit Danmark AS 1.00% 2053[7]		30,000	4,332

			31,893

Total mortgage-backed obligations			1,738,723

Asset-backed obligations 4.17%

Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,7]		$2,210	2,317
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,7]		2,755	2,906
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,7]		7,689	7,885
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[3,7]		3,445	3,390
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[3,7]		531	522
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,7]		2,427	2,458
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[3,7]		193	190
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,7]		623	647
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,7]		1,279	1,362
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[3,7]		701	697
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[3,7]		1,439	1,434
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[3,7]		2,602	2,621
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[3,7]		2,500	2,533
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[3,7]		1,465	1,459
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[3,7]		806	800
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]		997	985
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]		1,109	1,091
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]		2,613	2,573
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[3,5,7]		575	575
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,7]		300	299
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,7]		269	265
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[3,7]		4,518	4,469
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[3,7]		518	513
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]		400	410
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]		210	206
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]		206	203
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]		538	538
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]		884	887
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.868% 2037[3,7]		16,798	16,678
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 3.602% 2037[3,7]		6,497	6,534
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 5.75% 2037[3,7]		698	703
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[3,7]		1,062	1,050
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,7]		18,930	18,796
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,7]		1,992	1,960
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,7]		3,441	3,441
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,7]		373	372
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,7]		6,134	6,026
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[3,7]		1,943	1,916
CLI Funding VI LLC, Series 2020-2A, Class A, 2.03% 2045[3,7]		2,618	2,603
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07% 2045[3,7]		5,530	5,501
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[3,7]		4,376	4,283
CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38% 2046[3,7]		491	484

188      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Asset-backed obligations (continued)

CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,7]	$58	$58
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[3,7]	284	285
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[3,7]	1,125	1,142
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[3,7]	3,045	3,079
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[3,7]	694	689
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[3,7]	590	584
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,7]	7,411	7,471
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,7]	1,900	1,886
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]	2,524	2,521
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	3,851	3,884
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	2,220	2,236
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]	4,020	4,104
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]	5,369	5,371
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]	4,053	4,036
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[3,7]	558	562
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[3,7]	1,915	1,956
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,7]	1,392	1,401
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[3,7]	4,250	4,347
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[3,7]	825	819
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[3,7]	449	443
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[3,7]	817	819
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[3,7]	1,179	1,177
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[3,7]	1,231	1,222
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[3,7]	832	824
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[3,5,7]	389	389
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,7]	525	517
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,7]	2,755	2,770
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,7]	789	792
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]	1,663	1,658
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]	780	784
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,7]	900	919
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[3,7]	5,000	5,116
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[3,7]	6,000	6,148
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]	1,807	1,801
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]	1,012	1,020
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	2,612	2,586
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,7]	18,109	17,671
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[3,7]	1,395	1,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,7]	17,675	18,371
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,7]	30,070	31,706
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[7]	2,625	2,657
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[3,7]	785	784
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,7]	2,466	2,477
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,7]	1,579	1,569
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,7]	176	174
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,7]	3,329	3,338
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,7]	11,074	10,915
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[3,7]	3,083	3,050
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[3,7]	241	238
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]	301	307
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]	425	436
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,7,10]	8,590	8,571
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,7]	18,033	17,879
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,7]	1,171	1,161
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[3,7]	810	803
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,7]	19,539	19,292
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,7]	1,264	1,255
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,7]	859	854

American Funds Insurance Series      189

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Asset-backed obligations (continued)

LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[3,7]	$1,935	$1,932
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[3,7]	304	304
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[3,7]	2,692	2,684
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[3,5,7]	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[3,5,7]	877	877
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[3,7]	1,242	1,234
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[3,7]	230	229
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[3,7]	3,091	3,041
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,7]	5,177	5,105
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[3,7]	1,046	1,043
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[3,7]	4,724	4,718
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.844% 2062[3,5,7]	5,353	5,372
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[3,7]	417	411
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,7]	7,044	6,927
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,7]	16,153	15,938
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,7]	50,765	49,855
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[3,5,7]	275	275
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[3,7]	240	240
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.102% 2027[3,5,7]	733	733
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.182% 2027[3,5,7]	1,304	1,305
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.18% 2028[3,5,7]	1,682	1,683
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[3,5,7]	356	356
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[3,7]	7,884	7,767
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[3,7]	2,190	2,209
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[3,7]	1,355	1,374
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.352% 2051[3,5,7]	1,020	1,020
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]	1,510	1,507
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]	3,110	3,172
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]	2,812	2,805
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]	3,344	3,354
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]	2,211	2,227
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]	1,677	1,662
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]	2,236	2,209
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]	1,802	1,793
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[3,7]	2,823	2,775
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[3,7]	520	514
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[3,5,7]	475	475
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,7]	3,559	3,505
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[3,7]	472	469
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,7]	1,393	1,381
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[3,7]	1,598	1,593
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,7]	2,889	2,854
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,7]	3,379	3,362
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,7]	2,500	2,491
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,7]	5,003	5,024
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,7]	6,770	6,599
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,7]	5,680	5,671
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[3,7]	404	399
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[3,7]	4,784	4,756

190      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Asset-backed obligations (continued)

TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,7]		$3,926	$3,813
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[3,7]		142	140
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,7]		6,000	6,199
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,7]		11,512	11,443
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[3,7]		4,621	4,536
Triton Container Finance VIII LLC, Series 2021-1A, Class B, 2.58% 2046[3,7]		381	376
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[3,7]		1,557	1,561
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[3,7]		1,690	1,677
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[3,7]		2,181	2,162
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[3,7]		1,446	1,424
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[3,7]		3,023	3,032

			549,393

Municipals 1.63%

California 0.06%

G.O. Bonds, Series 2009, 7.50% 2034		2,100	3,217
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		650	655
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022		3,775	3,796

			7,668

Illinois 1.49%

City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029		65	77
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039		30,835	38,117
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040		8,945	11,383
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025		2,500	2,391
G.O. Bonds, Series 2013-B, 4.11% 2022		750	756
G.O. Bonds, Series 2013-B, 4.31% 2023		2,125	2,206
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		11,625	12,071
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		107,000	123,760
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022		2,370	2,390
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023		3,210	3,386

			196,537

New York 0.05%

Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034		6,390	6,309

Texas 0.03%

Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		4,075	4,126

Total municipals			214,640

Bonds & notes of governments & government agencies outside the U.S. 1.10%

Chile (Republic of) 3.10% 2041		2,340	2,294
China (People’s Republic of), Series INBK, 3.81% 2050	CNY	13,380	2,251
China (People’s Republic of), Series INBK, 3.72% 2051		48,340	8,051
Colombia (Republic of) 4.125% 2051		$3,120	2,543
Colombia (Republic of), Series B, 5.75% 2027	COP	24,813,800	5,515
Dominican Republic 5.95% 2027[3]		$8,100	9,032
Hungary (Republic of) 2.125% 2031[3]		2,135	2,106
Israel (State of) 3.375% 2050		4,750	5,148
Israel (State of) 3.875% 2050		4,775	5,585

American Funds Insurance Series      191

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Panama (Republic of) 3.87% 2060		$7,500	$7,528
Panama Bonos Del Tesoro 3.362% 2031		15,625	15,742
Paraguay (Republic of) 5.00% 2026		1,250	1,390
Peru (Republic of) 6.35% 2028	PEN	5,840	1,541
Peru (Republic of) 5.94% 2029		6,005	1,542
Peru (Republic of) 2.783% 2031		$3,790	3,781
Peru (Republic of) 6.15% 2032	PEN	12,950	3,260
Peru (Republic of) 3.00% 2034		$2,400	2,396
Philippines (Republic of) 3.20% 2046		4,900	4,995
Portuguese Republic 5.125% 2024		24,775	27,482
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[3]		1,020	1,095
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[3]		1,270	1,352
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[3]		340	388
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[3]		1,150	1,332
Qatar (State of) 4.50% 2028[3]		5,100	5,866
Qatar (State of) 5.103% 2048[3]		3,400	4,609
Saudi Arabia (Kingdom of) 3.628% 2027[3]		5,000	5,427
Saudi Arabia (Kingdom of) 3.625% 2028[3]		11,435	12,474

			144,725

Federal agency bonds & notes 0.09%

Fannie Mae 2.125% 2026		11,910	12,363

Total bonds, notes & other debt instruments (cost: $12,540,692,000)			12,806,734

	Shares
Short-term securities 9.94%

Money market investments 9.94%

Capital Group Central Cash Fund 0.09%[11,12]		13,111,257	1,311,257

Total short-term securities (cost: $1,311,135,000)			1,311,257

Total investment securities 107.06% (cost: $13,851,827,000)			14,117,991
Other assets less liabilities (7.06)%			(931,412)

Net assets 100.00%			$13,186,579

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	2,771	September 2022	$687,173	$(1,383)
2 Year U.S. Treasury Note Futures	Long	227	March 2022	49,525	(16)
5 Year Euro-Bobl Futures	Short	70	March 2022	(10,619)	89
5 Year U.S. Treasury Note Futures	Short	2,794	March 2022	(338,008)	(321)
10 Year Euro-Bund Futures	Short	158	March 2022	(30,826)	594
10 Year U.S. Treasury Note Futures	Long	201	March 2022	26,224	(18)
10 Year Ultra U.S. Treasury Note Futures	Short	4,989	March 2022	(730,577)	(11,986)
20 Year U.S. Treasury Bond Futures	Long	1,948	March 2022	312,532	2,731
30 Year Ultra U.S. Treasury Bond Futures	Long	2,886	March 2022	568,903	10,333

					$23

192      American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2021 (000)
Currency purchased (000)		Currency sold (000)
USD	6,217	COP	24,638,500	Citibank	1/7/2022	$ 162
USD	6,982	EUR	6,167	Morgan Stanley	1/10/2022	(41)
USD	3,204	PEN	13,100	UBS AG	1/10/2022	(76)
USD	6,180	JPY	700,950	Bank of New York Mellon	1/13/2022	86
USD	14,857	EUR	13,145	Morgan Stanley	1/13/2022	(112)
USD	1,628	PEN	6,625	Citibank	1/14/2022	(31)
USD	30,955	DKK	203,975	JPMorgan Chase	1/18/2022	(284)
EUR	1,140	USD	1,290	Morgan Stanley	1/20/2022	8
KRW	25,803,000	USD	21,724	Citibank	1/21/2022	(39)
USD	643	PEN	2,650	Morgan Stanley	8/26/2022	(10)
USD	830	PEN	3,440	Citibank	8/26/2022	(18)

						$(355)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay		Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 12/31/2021 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	0.471%	Annual	10/26/2023	$87,775	$317	$—	$317
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(330)	—	(330)
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	23,200	(1,450)	—	(1,450)
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	34,500	(2,268)	—	(2,268)
3-month USD-LIBOR	Quarterly	1.953%	Semi-annual	4/27/2051	23,100	(1,339)	—	(1,339)
3-month USD-LIBOR	Quarterly	1.9895%	Semi-annual	4/27/2051	35,700	(2,381)	—	(2,381)
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	13,500	(862)	—	(862)
3-month USD-LIBOR	Quarterly	2.0295%	Semi-annual	5/5/2051	30,800	(2,351)	—	(2,351)
3-month USD-LIBOR	Quarterly	1.759%	Semi-annual	6/24/2051	27,250	(321)	—	(321)

							$—	$(10,985)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 12/31/2021 (000)
CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	$30,400	$(2,779)	$(2,826)	$47

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2021 (000)
1.00%	Quarterly	CDX.NA.IG.37	12/20/2026	$47,440	$1,153	$1,126	$27

American Funds Insurance Series      193

The Bond Fund of America (formerly Bond Fund) (continued)

Investments in affiliates12

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)
Short-term securities 9.94%
Money market investments 9.94%
Capital Group Central Cash Fund 0.09%[11]	$2,690,045	$5,412,096	$6,790,830	$(158)	$104	$1,311,257	$1,432

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $44,674,000, which represented .34% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,829,363,000, which represented 13.87% of the net assets of the fund.

[4]	Step bond; coupon rate may change at a later date.
[5]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $8,571,000, which represented .06% of the net assets of the fund.
[11]	Rate represents the seven-day yield at 12/31/2021.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations and symbols

Auth. = Authority

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

CNY = Chinese yuan renminbi

COP = Colombian pesos

DAC = Designated Activity Company

DKK/DKr = Danish kroner

EUR/€ = Euros

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

194      American Funds Insurance Series

Capital World Bond Fund

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 92.93%

	Principal amount (000)	Value (000)

Euros 16.19%

Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,164
Altria Group, Inc. 1.00% 2023	1,020	1,173
Altria Group, Inc. 1.70% 2025	1,600	1,894
Altria Group, Inc. 2.20% 2027	2,900	3,516
American Honda Finance Corp. 1.60% 2022	620	710
American Honda Finance Corp. 1.95% 2024	560	673
American Tower Corp. 0.45% 2027	2,525	2,844
American Tower Corp. 0.875% 2029	1,470	1,657
AT&T, Inc. 1.60% 2028	2,350	2,831
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	6,719
Barclays Bank PLC 6.625% 2022	1,070	1,237
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,840
Comcast Corp. 0% 2026	2,365	2,658
Comcast Corp. 0.25% 2027	1,250	1,414
Comcast Corp. 0.25% 2029	955	1,064
Cote d’Ivoire (Republic of) 5.25% 2030	900	1,049
Cote d’Ivoire (Republic of) 5.875% 2031	840	985
Deutsche Telekom International Finance BV 7.50% 2033	200	388
Dow Chemical Co. 0.50% 2027	1,110	1,260
Egypt (Arab Republic of) 5.625% 2030	745	768
Equinor ASA 1.375% 2032	2,550	3,090
European Financial Stability Facility 0.40% 2025	6,000	6,996
European Union 0% 2031	1,905	2,155
European Union 0% 2035	220	240
European Union 0.20% 2036	1,500	1,672
French Republic O.A.T. 0% 2030	27,070	30,535
French Republic O.A.T. 0.50% 2040	2,080	2,315
French Republic O.A.T. 0.75% 2052	5,930	6,460
Germany (Federal Republic of) 0% 2030	14,570	16,997
Germany (Federal Republic of) 0% 2031	9,425	10,925
Germany (Federal Republic of) 0% 2031	1,240	1,441
Germany (Federal Republic of) 0% 2050	3,290	3,588
Germany (Federal Republic of) 0% 2052	230	248
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,276
Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	3,034
Greece (Hellenic Republic of) 3.375% 2025	8,725	10,952
Greece (Hellenic Republic of) 0.75% 2031	1,660	1,796
Groupe BPCE SA 4.625% 2023	1,200	1,463
Groupe BPCE SA 1.00% 2025	2,900	3,392
Highland Holdings SARL 0.318% 2026	205	233
Honeywell International, Inc. 0.75% 2032	370	419
Intesa Sanpaolo SpA 6.625% 2023	510	640
Ireland (Republic of) 0.20% 2030	900	1,032
Ireland (Republic of) 0% 2031	1,500	1,668
Israel (State of) 2.875% 2024	1,180	1,431
Italy (Republic of) 1.85% 2025	21,390	25,759
Italy (Republic of) 0.95% 2027	1,745	2,029
Italy (Republic of) 0.25% 2028	15,970	17,735
Italy (Republic of) 2.80% 2028	5,828	7,571
Italy (Republic of) 1.35% 2030	1,657	1,950
Italy (Republic of) 1.65% 2030	7,400	8,864
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,630
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,807
Morocco (Kingdom of) 3.50% 2024	1,400	1,707
Morocco (Kingdom of) 1.50% 2031	4,100	4,301
Petroleos Mexicanos 5.50% 2025	2,520	3,115
Philippines (Republic of) 0.25% 2025	1,470	1,670
Philippines (Republic of) 0.70% 2029	940	1,063
Portuguese Republic 0.475% 2030	1,610	1,863

American Funds Insurance Series      195

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Euros (continued)

Quebec (Province of) 0.25% 2031		€920	$1,030
Romania 1.75% 2030		2,560	2,726
Romania 3.624% 2030		3,660	4,527
Romania 2.00% 2032		1,605	1,701
Romania 2.00% 2033		2,900	3,017
Russian Federation 2.875% 2025		3,000	3,673
Russian Federation 2.875% 2025		1,500	1,837
Serbia (Republic of) 3.125% 2027		11,497	13,983
Serbia (Republic of) 1.50% 2029		4,943	5,455
Serbia (Republic of) 2.05% 2036		2,235	2,336
Spain (Kingdom of) 2.75% 2024		2,310	2,873
Spain (Kingdom of) 0.80% 2027		10,570	12,559
Spain (Kingdom of) 1.45% 2029		1,890	2,344
Spain (Kingdom of) 1.25% 2030		4,740	5,787
Spain (Kingdom of) 0.50% 2031		4,645	5,260
Spain (Kingdom of) 2.70% 2048		850	1,272
State Grid Europe Development PLC 1.50% 2022		194	221
State Grid Overseas Investment, Ltd. 1.25% 2022		765	877
State Grid Overseas Investment, Ltd. 1.375% 2025		441	521
State Grid Overseas Investment, Ltd. 2.125% 2030		200	247
Stryker Corp. 0.25% 2024		480	549
Stryker Corp. 0.75% 2029		980	1,124
Stryker Corp. 1.00% 2031		450	519
Toyota Motor Credit Corp. 0.125% 2027		1,850	2,077
Tunisia (Republic of) 6.75% 2023		5,209	4,975
Turkey (Republic of) 4.375% 2027		950	1,014
Ukraine 6.75% 2026		3,119	3,390
Ukraine 6.75% 2026		1,225	1,331
Ukraine 4.375% 2030		2,705	2,489
Verizon Communications, Inc. 0.375% 2029		3,470	3,889

			337,509

Chinese yuan renminbi 8.73%

Agricultural Development Bank of China 3.75% 2029	CNY	9,850	1,612
Agricultural Development Bank of China 2.96% 2030		90,980	14,112
China (People’s Republic of), Series INBK, 3.03% 2026		29,900	4,778
China (People’s Republic of), Series 1916, 3.12% 2026		70,970	11,387
China (People’s Republic of), Series INBK, 2.85% 2027		98,450	15,604
China (People’s Republic of), Series INBK, 3.28% 2027		11,860	1,921
China (People’s Republic of), Series INBK, 2.91% 2028		26,280	4,154
China (People’s Republic of), Series 1906, 3.29% 2029		73,800	11,905
China (People’s Republic of), Series INBK, 2.68% 2030		36,630	5,664
China (People’s Republic of), Series INBK, 3.27% 2030		58,490	9,494
China (People’s Republic of), Series 1910, 3.86% 2049		191,540	32,395
China (People’s Republic of), Series INBK, 3.39% 2050		8,370	1,307
China (People’s Republic of), Series INBK, 3.81% 2050		24,370	4,099
China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,433
China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,672
China Development Bank Corp., Series 1904, 3.68% 2026		11,700	1,895
China Development Bank Corp., Series 2009, 3.39% 2027		11,130	1,784
China Development Bank Corp., Series 2004, 3.43% 2027		26,540	4,263
China Development Bank Corp., Series 1805, 4.04% 2028		131,350	21,884
China Development Bank Corp., Series 1805, 4.88% 2028		33,380	5,791
China Development Bank Corp., Series 1905, 3.48% 2029		66,100	10,652
China Development Bank Corp., Series 2005, 3.07% 2030		78,250	12,226

			182,032

Japanese yen 8.56%

Export-Import Bank of India 0.59% 2022		¥400,000	3,475
Goldman Sachs Group, Inc. 2.80% 2022[2]		100,000	871
Groupe BPCE SA 0.64% 2022		400,000	3,478
Indonesia (Republic of) 0.54% 2022		100,000	871

196      American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Japanese yen (continued)

Intesa Sanpaolo SpA 1.36% 2022		¥600,000	$5,227
Japan, Series 18, 0.10% 2024[3]		1,029,096	9,099
Japan, Series 19, 0.10% 2024[3]		448,462	3,979
Japan, Series 21, 0.10% 2026[3]		994,500	8,896
Japan, Series 346, 0.10% 2027		2,525,700	22,163
Japan, Series 356, 0.10% 2029		3,529,000	31,021
Japan, Series 24, 0.10% 2029[3]		359,439	3,248
Japan, Series 116, 2.20% 2030		576,100	5,924
Japan, Series 26, 0.005% 2031[3]		509,959	4,608
Japan, Series 362, 0.10% 2031		737,200	6,450
Japan, Series 363, 0.10% 2031		657,300	5,741
Japan, Series 145, 1.70% 2033		1,851,000	18,905
Japan, Series 152, 1.20% 2035		987,100	9,664
Japan, Series 21, 2.30% 2035		720,000	8,008
Japan, Series 173, 0.40% 2040		492,000	4,250
Japan, Series 37, 0.60% 2050		694,500	5,919
Japan, Series 70, 0.70% 2051		925,450	8,090
Philippines (Republic of) 0.001% 2024		900,000	7,780
United Mexican States 0.62% 2022		100,000	870

			178,537

British pounds 3.84%

American Honda Finance Corp. 0.75% 2026		£1,420	1,858
France Télécom 5.375% 2050		300	663
Lloyds Banking Group PLC 7.625% 2025		655	1,052
United Kingdom 0.125% 2024		4,400	5,890
United Kingdom 1.00% 2024		14,820	20,229
United Kingdom 2.75% 2024		1,210	1,727
United Kingdom 0.125% 2026		425	561
United Kingdom 4.25% 2027		1,120	1,818
United Kingdom 0.375% 2030		4,970	6,423
United Kingdom 4.75% 2030		11,320	20,372
United Kingdom 0.875% 2033		2,765	3,677
United Kingdom 0.875% 2046		6,030	7,617
United Kingdom 0.625% 2050		2,805	3,340
United Kingdom 1.25% 2051		3,560	4,944

			80,171

Danish kroner 3.05%

Nordea Kredit 0.50% 2040[4]	DKr	18,573	2,701
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		140,271	20,390
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		180,173	25,894
Nykredit Realkredit AS, Series 01E, 1.00% 2053[4]		90,474	13,054
Nykredit Realkredit AS, Series CCE, 1.00% 2050[4]		7,240	1,058
Realkredit Danmark AS 1.00% 2053[4]		2,800	404

			63,501

Canadian dollars 2.48%

Canada 1.00% 2022	C$	1,050	833
Canada 2.25% 2025		15,900	13,033
Canada 0.25% 2026		5,800	4,405
Canada 2.25% 2029		35,740	30,140
Canada 2.75% 2048		3,500	3,407

			51,818

Mexican pesos 1.83%

Petróleos Mexicanos 7.19% 2024	MXN	83,847	3,894
Petróleos Mexicanos 7.47% 2026		95,267	4,231
United Mexican States, Series M, 7.50% 2027		328,420	16,096
United Mexican States, Series M20, 8.50% 2029		140,400	7,262

American Funds Insurance Series      197

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Mexican pesos (continued)

United Mexican States, Series M, 7.75% 2031	MXN	58,000	$2,866
United Mexican States, Series M30, 8.50% 2038		21,100	1,086
United Mexican States, Series M, 8.00% 2047		56,500	2,739

			38,174

Russian rubles 1.68%

Russian Federation 7.00% 2023	RUB	430,300	5,627
Russian Federation 6.90% 2029		403,750	4,976
Russian Federation 7.65% 2030		712,330	9,160
Russian Federation 5.90% 2031		79,600	902
Russian Federation 6.90% 2031		212,995	2,591
Russian Federation 8.50% 2031		475,380	6,450
Russian Federation 7.70% 2033		295,840	3,796
Russian Federation 7.25% 2034		121,920	1,504

			35,006

Malaysian ringgits 1.52%

Malaysia (Federation of), Series 0316, 3.90% 2026	MYR	5,900	1,464
Malaysia (Federation of), Series 0219, 3.885% 2029		24,615	6,035
Malaysia (Federation of), Series 0418, 4.893% 2038		45,447	11,922
Malaysia (Federation of), Series 0519, 3.757% 2040		40,283	9,238
Malaysia (Federation of), Series 0518, 4.921% 2048		3,322	870
Malaysia (Federation of), Series 0519, 4.638% 2049		4,521	1,110
Malaysia (Federation of), Series 0120, 4.065% 2050		4,652	1,092

			31,731

Australian dollars 1.05%

Australia (Commonwealth of), Series 163, 1.00% 2031	A$	31,864	21,812

Indonesian rupiah 0.74%

Indonesia (Republic of), Series 84, 7.25% 2026	IDR	22,733,000	1,730
Indonesia (Republic of), Series 56, 8.375% 2026		6,725,000	533
Indonesia (Republic of), Series 59, 7.00% 2027		51,565,000	3,885
Indonesia (Republic of), Series 78, 8.25% 2029		53,220,000	4,170
Indonesia (Republic of), Series 82, 7.00% 2030		39,572,000	2,882
Indonesia (Republic of), Series 68, 8.375% 2034		27,353,000	2,157

			15,357

Colombian pesos 0.71%

Colombia (Republic of), Series B, 5.75% 2027	COP	16,096,300	3,577
Colombia (Republic of), Series B, 7.00% 2031		19,961,800	4,536
Colombia (Republic of), Series B, 7.25% 2050		31,167,000	6,604

			14,717

Brazilian reais 0.46%

Brazil (Federative Republic of) 6.00% 2024[3]	BRL	52,110	9,535

South Korean won 0.42%

South Korea (Republic of), Series 2503, 1.50% 2025	KRW	5,183,670	4,315
South Korea (Republic of), Series 2712, 2.375% 2027		5,158,930	4,395

			8,710

Czech korunas 0.38%

Czech Republic 0% 2024	CZK	87,290	3,633
Czech Republic 1.25% 2025		102,510	4,402

			8,035

198      American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Polish zloty 0.30%

Poland (Republic of), Series 0725, 3.25% 2025	PLN	21,220	$5,189
Poland (Republic of), Series 1029, 2.75% 2029		4,900	1,137

			6,326

Peruvian nuevos soles 0.26%

Peru (Republic of) 5.94% 2029	PEN	15,395	3,952
Peru (Republic of) 6.15% 2032		5,980	1,506

			5,458

Norwegian kroner 0.25%

Norway (Kingdom of) 1.75% 2025	NKr	45,475	5,200

Indian rupees 0.24%

India (Republic of) 5.15% 2025	INR	331,570	4,385
National Highways Authority of India 7.27% 2022		50,000	681

			5,066

Ukrainian hryvnia 0.24%

Ukraine 16.06% 2022	UAH	86,536	3,293
Ukraine 17.25% 2022		47,384	1,738

			5,031

Chilean pesos 0.18%

Chile (Republic of) 1.50% 2026[3]	CLP	713,154	823
Chile (Republic of) 4.50% 2026		50,000	57
Chile (Republic of) 5.00% 2028		955,000	1,087
Chile (Republic of) 1.90% 2030[3]		682,148	776
Chile (Republic of) 4.70% 2030		940,000	1,032

			3,775

South African rand 0.10%

South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	7,920	459
South Africa (Republic of), Series R-2048, 8.75% 2048		30,850	1,611

			2,070

Romanian leu 0.06%

Romania 4.75% 2025	RON	5,000	1,156

U.S. dollars 39.66%

7-Eleven, Inc. 0.95% 2026[2]		$520	504
7-Eleven, Inc. 1.30% 2028[2]		2,180	2,078
7-Eleven, Inc. 1.80% 2031[2]		2,015	1,909
AbbVie, Inc. 2.90% 2022		1,170	1,192
AbbVie, Inc. 3.20% 2022		200	203
Abu Dhabi (Emirate of) 2.50% 2025[2]		2,195	2,281
ACE INA Holdings, Inc. 2.875% 2022		195	198
ACE INA Holdings, Inc. 3.35% 2026		195	209
ACE INA Holdings, Inc. 4.35% 2045		425	527
Advisor Group Holdings, LLC 6.25% 2028[2]		425	442
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		2,102	2,120
Aeropuerto International de Tocume SA 5.125% 2061[2]		660	693
Aetna, Inc. 2.80% 2023		340	348
AG Merger Sub II, Inc. 10.75% 2027[2]		311	346
Alabama Power Co. 3.00% 2052		980	980
Albertsons Companies, Inc. 3.50% 2029[2]		125	125
Alcoa Netherlands Holding BV 4.125% 2029[2]		75	77
Alexandria Real Estate Equities, Inc. 1.875% 2033		2,047	1,926
Allegheny Technologies, Inc. 4.875% 2029		70	70
Allegheny Technologies, Inc. 5.125% 2031		53	53

American Funds Insurance Series      199

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Alliant Holdings Intermediate, LLC 6.75% 2027[2]	$410	$426
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]	95	97
Allied Universal Holdco LLC 9.75% 2027[2]	235	251
Allied Universal Holdco LLC 6.00% 2029[2]	300	292
Allstate Corp. 0.75% 2025	1,563	1,524
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	650	650
Altice France SA 5.125% 2029[2]	200	195
Altria Group, Inc. 5.95% 2049	131	164
Amazon.com, Inc. 1.50% 2030	2,040	1,979
Amazon.com, Inc. 2.50% 2050	2,500	2,387
American Airlines, Inc. 5.50% 2026[2]	135	141
American Airlines, Inc. 5.75% 2029[2]	135	145
American Campus Communities, Inc. 3.75% 2023	1,810	1,860
American Campus Communities, Inc. 4.125% 2024	1,195	1,277
American Electric Power Company, Inc. 1.00% 2025	250	245
Amgen, Inc. 1.90% 2025	580	591
Amgen, Inc. 2.20% 2027	445	456
Amipeace, Ltd. 2.50% 2024	4,100	4,226
AmWINS Group, Inc. 4.875% 2029[2]	45	46
Anglo American Capital PLC 2.25% 2028[2]	454	446
Anglo American Capital PLC 3.95% 2050[2]	521	554
Angola (Republic of) 9.50% 2025	2,400	2,576
Anheuser-Busch InBev NV 4.75% 2029	2,535	2,953
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,780
Apache Corp. 4.375% 2028	126	137
Apple, Inc. 3.35% 2027	1,075	1,167
Apple, Inc. 2.40% 2050	1,100	1,036
Ardagh Group SA 6.50% Cash 2027[2,7]	210	217
Aretec Escrow Issuer, Inc. 7.50% 2029[2]	270	277
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	1,921	677
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]	3,025	972
Artera Services, LLC 9.033% 2025[2]	200	212
Arthur J. Gallagher & Co. 3.50% 2051	34	36
Asbury Automotive Group, Inc. 4.625% 2029[2]	25	25
Asbury Automotive Group, Inc. 5.00% 2032[2]	35	36
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	120	120
Ascent Resources - Utica LLC 8.25% 2028[2]	230	240
Ascent Resources - Utica LLC 5.875% 2029[2]	100	96
Associated Materials, LLC 9.00% 2025[2]	400	428
AssuredPartners, Inc. 7.00% 2025[2]	200	202
AssuredPartners, Inc. 5.625% 2029[2]	230	224
AstraZeneca Finance LLC 1.75% 2028	685	682
AstraZeneca Finance LLC 2.25% 2031	100	101
AstraZeneca PLC 3.50% 2023	2,700	2,819
AstraZeneca PLC 3.00% 2051	657	690
AT&T, Inc. 3.50% 2053	2,070	2,092
Atkore, Inc. 4.25% 2031[2]	25	26
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[5,6]	150	150
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[5,6]	260	264
Avantor Funding, Inc. 3.875% 2029[2]	125	127
Axiata SPV2 Bhd. 2.163% 2030	651	645
Baidu, Inc. 3.425% 2030	675	709
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	6,274
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	870
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,720
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	4,705
Bausch Health Companies, Inc. 9.25% 2026[2]	275	291
Bausch Health Companies, Inc. 5.75% 2027[2]	200	208
Bausch Health Companies, Inc. 4.875% 2028[2]	185	189
Bausch Health Companies, Inc. 5.25% 2031[2]	210	185
Bayer AG 3.375% 2024[2]	840	879
Bayer US Finance II LLC 4.25% 2025[2]	203	220

200      American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Bayerische Motoren Werke AG 2.95% 2022[2]	$3,675	$3,701
Bayerische Motoren Werke AG 3.90% 2025[2]	900	969
Bayerische Motoren Werke AG 4.15% 2030[2]	900	1,020
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	30	30
Belarus (Republic of) 6.875% 2023	4,955	4,912
Belarus (Republic of) 7.625% 2027	2,100	1,940
Berkshire Hathaway Energy Company 2.85% 2051	300	289
Black Knight, Inc. 3.625% 2028[2]	195	195
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	120	127
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]	575	579
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[5,6]	25	25
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	700	687
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	1,275	1,294
Boeing Company 5.15% 2030	4,000	4,664
Bombardier, Inc. 7.125% 2026[2]	175	182
Bombardier, Inc. 7.875% 2027[2]	125	130
Bombardier, Inc. 6.00% 2028[2]	90	90
Bombardier, Inc. 7.45% 2034[2]	125	154
Bonanza Creek Energy, Inc. 5.00% 2026[2]	30	30
Boyd Gaming Corp. 4.75% 2027	170	174
Brandywine Operating Partnership LP 3.95% 2023	190	195
Braskem SA 4.50% 2030[2]	745	794
Brightstar Escrow Corp. 9.75% 2025[2]	180	193
British American Tobacco PLC 2.789% 2024	1,150	1,186
British American Tobacco PLC 3.215% 2026	955	995
British American Tobacco PLC 3.557% 2027	1,545	1,622
British American Tobacco PLC 3.462% 2029	1,150	1,193
British American Tobacco PLC 4.758% 2049	894	962
Broadcom, Inc. 3.15% 2025	212	222
Broadcom, Inc. 4.15% 2030	1,450	1,609
Broadcom, Inc. 3.419% 2033[2]	698	732
Broadcom, Inc. 3.469% 2034[2]	48	50
Broadcom, Inc. 3.75% 2051[2]	926	970
BWX Technologies, Inc. 4.125% 2029[2]	185	188
CA Magnum Holdings 5.375% 2026[2]	200	207
Caesars Entertainment, Inc. 6.25% 2025[2]	50	53
Caesars Entertainment, Inc. 4.625% 2029[2]	40	40
California Resources Corp. 7.125% 2026[2]	100	104
Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,375
Canadian Pacific Railway, Ltd. 2.45% 2031	774	790
Canadian Pacific Railway, Ltd. 3.10% 2051	941	970
Canpack SA / Canpack US, LLC 3.875% 2029[2]	90	88
Carnival Corp. 4.00% 2028[2]	175	174
Carnival Corp. 6.00% 2029[2]	120	120
Carrier Global Corp. 2.242% 2025	530	543
Carvana Co. 5.50% 2027[2]	10	10
Carvana Co. 4.875% 2029[2]	145	138
Castlelake Aviation Finance DAC 5.00% 2027[2]	175	174
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,841
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	575	589
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	165	172
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	200	202
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	282	288
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	125	123
CEC Entertainment, Inc. 6.75% 2026[2]	135	132
Centene Corp. 2.45% 2028	40	39
Centene Corp. 4.625% 2029	375	405
Centene Corp. 2.50% 2031	155	151
Centene Corp. 2.625% 2031	25	25
Centerfield Media Parent, Inc. 6.625% 2026[2]	125	125
Central Garden & Pet Co. 4.125% 2030	99	100

American Funds Insurance Series      201

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Central Garden & Pet Co. 4.125% 2031[2]	$120	$121
Charles River Laboratories International, Inc. 4.25% 2028[2]	80	83
Cheniere Energy Partners LP 4.50% 2029	210	223
Cheniere Energy Partners LP 4.00% 2031	100	105
Cheniere Energy Partners LP 3.25% 2032[2]	66	67
Chesapeake Energy Corp. 4.875% 2022[8]	915	18
Chesapeake Energy Corp. 5.50% 2026[2]	100	105
Chesapeake Energy Corp. 5.875% 2029[2]	35	37
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,988
Cigna Corp. 4.125% 2025	741	811
Cigna Corp. 2.375% 2031	1,571	1,581
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	802
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,721
Clarivate Science Holdings Corp. 3.875% 2028[2]	65	65
Cleveland-Cliffs, Inc. 9.875% 2025[2]	171	194
Cleveland-Cliffs, Inc. 6.75% 2026[2]	105	111
Cleveland-Cliffs, Inc. 4.875% 2031[2]	140	146
CMS Energy Corp. 3.875% 2024	100	105
CMS Energy Corp. 3.00% 2026	1,200	1,253
CNX Resources Corp. 7.25% 2027[2]	210	223
CNX Resources Corp. 6.00% 2029[2]	120	125
Cogent Communications Group, Inc. 3.50% 2026[2]	260	264
Coinbase Global, Inc. 3.375% 2028[2]	125	117
Coinbase Global, Inc. 3.625% 2031[2]	125	115
Colombia (Republic of) 3.875% 2027	350	353
Comcast Corp. 3.95% 2025	2,610	2,852
Commonwealth Bank of Australia 2.688% 2031[2]	4,650	4,578
Compass Diversified Holdings 5.25% 2029[2]	270	283
Compass Diversified Holdings 5.00% 2032[2]	65	67
Comstock Resources, Inc. 6.75% 2029[2]	140	152
Comstock Resources, Inc. 5.875% 2030[2]	85	87
Constellation Oil Services Holding SA 10.00% PIK 2024[2,7,8]	2,741	858
Constellium SE 3.75% 2029[2]	125	123
Consumers Energy Co. 3.375% 2023	345	357
Convey Park Energy LLC 7.50% 2025[2]	125	129
CoreLogic, Inc. 4.50% 2028[2]	304	303
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	100	101
Corporate Office Properties LP 2.75% 2031	1,212	1,206
Costa Rica (Republic of) 6.125% 2031[2]	640	648
Coty, Inc. 4.75% 2029[2]	50	51
Covert Mergeco, Inc. 4.875% 2029[2]	20	20
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	400	418
Crédit Agricole SA 4.375% 2025[2]	1,100	1,183
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,682
Credit Suisse Group AG 2.95% 2025	875	917
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	1,019
Crestwood Midstream Partners LP 6.00% 2029[2]	85	88
Crown Castle International Corp. 2.50% 2031	767	762
CSX Corp. 3.80% 2050	75	86
CSX Corp. 2.50% 2051	1,075	996
CVR Partners LP 9.25% 2023[2]	23	23
CVR Partners LP 6.125% 2028[2]	120	127
CVS Health Corp. 3.50% 2022	430	435
Dana, Inc. 4.25% 2030	10	10
Danske Bank AS 2.70% 2022[2]	1,400	1,405
Danske Bank AS 3.875% 2023[2]	1,675	1,743
DaVita, Inc. 4.625% 2030[2]	90	92
Dell International LLC / EMC Corp. 8.10% 2036	27	41
Deluxe Corp. 8.00% 2029[2]	20	21
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	849
Deutsche Telekom International Finance BV 9.25% 2032	930	1,487
Development Bank of Mongolia LLC 7.25% 2023	1,980	2,089

202      American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,6,7]	$30	$30
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6,7]	27	27
Diamond Sports Group LLC 6.625% 2027[2]	385	109
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[5,6]	107	106
Diebold Nixdorf, Inc. 9.375% 2025[2]	320	345
Diebold, Inc. 8.50% 2024	150	150
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 7.00% 2026[5,6,9,10]	19	18
Digital Currency Group, Inc., Term Loan, 8.75% 2026[5,9,10]	26	24
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[5,6]	112	113
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	180	185
Discovery Communications, Inc. 3.625% 2030	468	501
DISH DBS Corp. 5.25% 2026[2]	65	66
Dominican Republic 5.50% 2025[2]	1,375	1,490
Dominican Republic 8.625% 2027[2]	225	269
Dominican Republic 6.40% 2049[2]	1,613	1,698
DT Midstream, Inc. 4.125% 2029[2]	105	108
Duke Energy Corp. 3.75% 2024	550	578
Duke Energy Progress, LLC 2.00% 2031	2,360	2,308
Dun & Bradstreet Corp. 5.00% 2029[2]	77	79
Edison International 5.75% 2027	370	422
Edison International 4.125% 2028	2,390	2,525
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	102
Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,296
Electricité de France SA 4.875% 2038[2]	795	965
EMD Finance LLC 2.95% 2022[2]	225	225
EMD Finance LLC 3.25% 2025[2]	2,924	3,079
Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	979
Enbridge, Inc. 4.00% 2023	600	627
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	218
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	225	221
Enel Finance International SA 3.625% 2027[2]	2,375	2,568
Energy Transfer Operating LP 5.00% 2050	3,408	3,931
Energy Transfer Partners LP 6.00% 2048	47	59
Energy Transfer Partners LP 6.25% 2049	565	739
ENN Energy Holdings, Ltd. 2.625% 2030[2]	2,982	2,967
Entergy Corp. 0.90% 2025	750	727
Entergy Texas, Inc. 1.75% 2031	525	493
EQM Midstream Partners LP 6.50% 2027[2]	220	247
EQT Corp. 7.50% 2030[1]	50	64
Equinix, Inc. 1.80% 2027	1,145	1,127
Equinix, Inc. 2.15% 2030	9,390	9,139
Essex Portfolio LP 3.50% 2025	2,835	2,995
Essex Portfolio LP 3.375% 2026	885	940
European Investment Bank 2.25% 2022	700	703
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	530
Export-Import Bank of India 3.25% 2030	3,489	3,558
Fair Isaac Corp. 4.00% 2028[2]	150	154
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	745	751
Fannie Mae Pool #MA2754 3.00% 2026[4]	98	102
Fannie Mae Pool #AP7888 3.50% 2042[4]	404	437
Fannie Mae Pool #AQ0770 3.50% 2042[4]	140	151
Fannie Mae Pool #AO4151 3.50% 2042[4]	129	139
Fertitta Entertainment, Inc. 6.75% 2024[2]	150	150
First Quantum Minerals, Ltd. 6.875% 2026[2]	325	338
First Quantum Minerals, Ltd. 6.875% 2027[2]	440	474
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]	155	151
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2022)[1]	1,800	1,940
FirstEnergy Transmission LLC 2.866% 2028[2]	2,325	2,331
Florida Power & Light Company 2.875% 2051	1,465	1,490
FMG Resources 4.375% 2031[2]	220	231

American Funds Insurance Series      203

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Ford Motor Co. 3.25% 2032	$100	$103
Ford Motor Credit Company LLC 3.81% 2024	290	301
Ford Motor Credit Company LLC 5.125% 2025	835	909
Ford Motor Credit Company LLC 3.815% 2027	275	291
Ford Motor Credit Company LLC 2.90% 2028	200	201
Ford Motor Credit Company LLC 4.00% 2030	125	135
Freddie Mac Pool #ZS8588 3.00% 2030[4]	63	66
Freedom Mortgage Corp. 7.625% 2026[2]	90	92
Freeport-McMoRan, Inc. 5.45% 2043	100	126
Fresnillo PLC 4.25% 2050[2]	973	1,021
Front Range BidCo, Inc. 6.125% 2028[2]	200	197
Frontier Communications Corp. 5.875% 2027[2]	125	132
Frontier Communications Corp. 5.00% 2028[2]	90	93
Frontier Communications Holdings, LLC 5.875% 2029	370	371
FS Energy and Power Fund 7.50% 2023[2]	230	240
FXI Holdings, Inc. 7.875% 2024[2]	150	153
FXI Holdings, Inc. 12.25% 2026[2]	522	588
General Motors Company 6.125% 2025	117	135
General Motors Financial Co. 1.05% 2024	725	722
General Motors Financial Co. 2.40% 2028	2,250	2,261
Genesis Energy, LP 8.00% 2027	175	181
GeoPark, Ltd. 6.50% 2024	404	415
Georgia (Republic of) 2.75% 2026[2]	400	399
Glencore Funding LLC 1.625% 2026[2]	2,838	2,787
Global Payments, Inc. 2.90% 2030	683	696
Gol Finance SA 8.00% 2026[2]	70	66
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,214
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,059
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	715
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,531
GPC Merger Sub, Inc. 7.125% 2028[2]	75	78
GPS Hospitality Holding Co. LLC 7.00% 2028[2]	30	27
Gray Escrow II, Inc. 5.375% 2031[2]	50	52
Group 1 Automotive, Inc. 4.00% 2028[2]	45	45
Groupe BPCE SA 5.15% 2024[2]	1,800	1,951
Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	712
Guara Norte SARL 5.198% 2034[2]	192	189
Harsco Corp. 5.75% 2027[2]	235	240
Harvest Midstream I, LP 7.50% 2028[2]	60	64
HCA, Inc. 5.625% 2028	210	246
HCA, Inc. 5.25% 2049	170	219
Hexion, Inc. 7.875% 2027[2]	320	338
Hightower Holding, LLC 6.75% 2029[2]	285	293
Hilcorp Energy I, LP 5.75% 2029[2]	45	46
Hilton Grand Vacations Borrower 5.00% 2029[2]	350	359
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	85	87
Howard Hughes Corp. 5.375% 2028[2]	395	421
Howard Hughes Corp. 4.125% 2029[2]	205	208
Howard Hughes Corp. 4.375% 2031[2]	130	131
Howard Midstream Energy Partners, LLC 6.75% 2027[2]	60	62
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	438
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	313
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,508
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,009
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.85%) 1.985% 2022[6]	5,390	5,380
Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,448	1,497
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.295% 2023[6]	1,843	1,806
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.43% 2025[6]	363	347
Huarong Finance II Co., Ltd. 5.00% 2025	1,007	1,049
Huarong Finance II Co., Ltd. 5.50% 2025	880	925
Huarong Finance II Co., Ltd. 4.875% 2026	771	801

204      American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

HUB International, Ltd. 7.00% 2026[2]	$275	$283
Hungary (Republic of) 2.125% 2031[2]	2,910	2,870
Hungary (Republic of) 3.125% 2051[2]	1,255	1,238
Hyundai Capital America 3.25% 2022[2]	250	255
Hyundai Capital America 0.875% 2024[2]	1,200	1,177
Hyundai Capital America 1.50% 2026[2]	2,375	2,311
Hyundai Capital America 1.65% 2026[2]	1,800	1,766
Hyundai Capital America 2.375% 2027[2]	1,284	1,278
Hyundai Capital America 2.00% 2028[2]	600	585
Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,522
II-VI, Inc. 5.00% 2029[2]	75	77
II-VI, Inc., Term Loan B, (3-month USD-LIBOR + 2.75%) 3.25% 2028[5,6]	25	25
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,038
Independence Energy Finance LLC 7.25% 2026[2]	150	156
Ingles Markets, Inc. 4.00% 2031[2]	170	172
Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,506
Iraq (Republic of) 6.752% 2023[2]	545	553
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	110	113
Iron Mountain, Inc. 5.25% 2030[2]	175	185
Israel (State of) 3.375% 2050	1,470	1,593
Israel (State of) 3.875% 2050	795	930
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,540
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,722	1,703
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,6]	65	65
KB Home 6.875% 2027	50	59
Kennedy-Wilson Holdings, Inc. 4.75% 2029	205	210
Kennedy-Wilson Holdings, Inc. 4.75% 2030	120	122
Kennedy-Wilson Holdings, Inc. 5.00% 2031	80	83
Kenya (Republic of) 6.875% 2024	1,300	1,377
Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,119
Keurig Dr Pepper, Inc. 3.20% 2030	146	155
Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,406
Kimberly-Clark Corp. 1.05% 2027	770	746
Kimberly-Clark Corp. 3.10% 2030	110	119
Kinder Morgan, Inc. 3.60% 2051	1,500	1,512
Kraft Heinz Company 3.875% 2027	110	119
Kraft Heinz Company 5.00% 2042	250	312
Kraft Heinz Company 4.375% 2046	740	868
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	95	94
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	225	212
Kuwait (State of) 2.75% 2022[2]	3,550	3,571
Labl Escrow Issuer, LLC 10.50% 2027[2]	55	58
Labl, Inc. 8.25% 2029[2]	250	252
Lamb Weston Holdings, Inc. 4.125% 2030[2]	125	128
Lamb Weston Holdings, Inc. 4.375% 2032[2]	75	77
LCM Investments Holdings II, LLC 4.875% 2029[2]	9	9
Ligado Networks LLC 15.50% PIK 2023[2,7]	262	213
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	1,001	1,152
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	685	789
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	615	650
Limited Brands, Inc. 6.625% 2030[2]	75	85
Limited Brands, Inc. 6.875% 2035	25	31
Lloyds Banking Group PLC 1.326% 2023 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 6/15/2022)[1]	1,825	1,828
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,895
LPL Holdings, Inc. 4.625% 2027[2]	270	280
LPL Holdings, Inc. 4.375% 2031[2]	110	113
LSB Industries, Inc. 6.25% 2028[2]	170	177
LSC Communications, Inc. 8.75% 2023[2,8,9,10]	430	4
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	60	61
Mallinckrodt PLC 10.00% 2025[2]	960	1,019

American Funds Insurance Series      205

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Masco Corp. 1.50% 2028	$791	$766
Mastercard, Inc. 2.00% 2031	600	599
Medtronic, Inc. 3.50% 2025	1,091	1,162
Meituan Dianping 2.125% 2025	1,730	1,668
Meituan Dianping 3.05% 2030[2]	3,095	2,868
Mercer International, Inc. 5.125% 2029	130	133
Methanex Corp. 5.65% 2044	80	80
Mexico City Airport Trust 5.50% 2047	432	433
MicroStrategy, Inc. 6.125% 2028[2]	50	50
Midas Intermediate Holdco II, LLC 7.875% 2022[2]	15	15
Midas OpCo Holdings LLC 5.625% 2029[2]	140	144
Mohegan Gaming & Entertainment 8.00% 2026[2]	285	300
Molina Healthcare, Inc. 3.875% 2030[2]	75	78
MoneyGram International, Inc. 5.375% 2026[2]	60	61
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,144
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,335
Mozart Debt Merger Sub, Inc. 3.875% 2029[2]	60	60
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]	185	188
MPLX LP 2.65% 2030	837	834
MPLX LP 5.50% 2049	1,900	2,432
MSCI, Inc. 3.625% 2031[2]	150	156
MSCI, Inc. 3.875% 2031[2]	265	276
Nabors Industries, Inc. 7.375% 2027[2]	65	67
National Financial Partners Corp. 6.875% 2028[2]	210	211
Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	133
Navient Corp. 5.50% 2023	375	391
Navient Corp. 5.875% 2024	530	566
Navient Corp. 6.125% 2024	100	107
Navient Corp. 4.875% 2028	80	80
NCL Corp., Ltd. 3.625% 2024[2]	280	265
NCL Corp., Ltd. 5.875% 2026[2]	115	115
NCR Corp. 5.125% 2029[2]	220	228
Neiman Marcus Group, LLC 7.125% 2026[2]	190	202
Nestlé Holdings, Inc. 1.50% 2028[2]	4,330	4,222
Netflix, Inc. 4.875% 2028	150	171
Netflix, Inc. 4.875% 2030[2]	225	263
New Fortress Energy, Inc. 6.75% 2025[2]	50	51
New Fortress Energy, Inc. 6.50% 2026[2]	500	497
New York Life Global Funding 1.20% 2030[2]	2,725	2,546
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	953
Newell Brands, Inc. 5.875% 2036[1]	100	123
Newell Rubbermaid, Inc. 4.70% 2026	100	109
Nexstar Broadcasting, Inc. 4.75% 2028[2]	125	128
Nexstar Escrow Corp. 5.625% 2027[2]	100	106
NGL Energy Operating LLC 7.50% 2026[2]	275	284
NGL Energy Partners LP 7.50% 2023	300	296
Niagara Mohawk Power Corp. 3.508% 2024[2]	180	188
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	217
NIKE, Inc. 3.375% 2050	602	682
Northern Oil and Gas, Inc. 8.125% 2028[2]	240	254
NorthRiver Midstream Finance LP 5.625% 2026[2]	105	109
Nova Chemicals Corp. 5.25% 2027[2]	20	21
Nova Chemicals Corp. 4.25% 2029[2]	5	5
Novelis Corp. 3.25% 2026[2]	15	15
Novelis Corp. 4.75% 2030[2]	145	153
Novelis Corp. 3.875% 2031[2]	20	20
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	120	131
Oasis Petroleum, Inc. 6.375% 2026[2]	35	37
Occidental Petroleum Corp. 5.875% 2025	240	265
Occidental Petroleum Corp. 6.375% 2028	234	278
Occidental Petroleum Corp. 6.125% 2031	50	61

206      American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	$1,410	$1,438
Oleoducto Central SA 4.00% 2027[2]	2,535	2,524
Oleoducto Central SA 4.00% 2027	630	627
ONEOK, Inc. 4.95% 2047	111	129
ONEOK, Inc. 5.20% 2048	858	1,039
ONEOK, Inc. 4.45% 2049	3,510	3,888
Option Care Health, Inc. 4.375% 2029[2]	30	30
Oracle Corp. 2.65% 2026	2,327	2,394
Oracle Corp. 3.25% 2027	1,880	1,981
Oracle Corp. 3.60% 2050	980	961
Oracle Corp. 3.95% 2051	22	23
Orange SA 9.00% 2031[1]	2,434	3,734
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	514	514
Owens & Minor, Inc. 4.375% 2024	360	383
Pacific Gas and Electric Co. 2.95% 2026	590	601
Pacific Gas and Electric Co. 2.10% 2027	9,935	9,599
Pacific Gas and Electric Co. 3.30% 2027	659	671
Pacific Gas and Electric Co. 4.65% 2028	542	592
Pacific Gas and Electric Co. 3.25% 2031	930	934
Pacific Gas and Electric Co. 3.30% 2040	6,850	6,364
Pacific Gas and Electric Co. 3.50% 2050	931	865
Pakistan (Islamic Republic of) 5.625% 2022	6,900	7,047
Panama (Republic of) 3.75% 2026[2]	1,440	1,532
Panther BF Aggregator 2, LP 6.25% 2026[2]	49	51
Panther BF Aggregator 2, LP 8.50% 2027[2]	100	106
Park Intermediate Holdings LLC 4.875% 2029[2]	80	82
Parkland Corp. 4.625% 2030[2]	40	40
Party City Holdings, Inc. 8.75% 2026[2]	75	78
Pearl Merger Sub, Inc. 6.75% 2028[2]	75	77
Peru (Republic of) 2.392% 2026	500	508
Petróleos Mexicanos 4.625% 2023	1,200	1,232
Petróleos Mexicanos 6.875% 2025[2]	1,340	1,466
Petróleos Mexicanos 6.875% 2026	4,260	4,690
Petróleos Mexicanos 6.50% 2027	2,203	2,353
Petróleos Mexicanos 6.50% 2029	85	88
Petróleos Mexicanos 6.70% 2032[2]	1,644	1,664
Petróleos Mexicanos 7.69% 2050	75	73
Petróleos Mexicanos 6.95% 2060	201	180
PETRONAS Capital, Ltd. 3.50% 2030[2]	605	655
PG&E Corp. 5.00% 2028	85	90
PG&E Corp. 5.25% 2030	125	131
PGT Innovations, Inc. 4.375% 2029[2]	20	20
Philip Morris International, Inc. 2.10% 2030	634	621
Post Holdings, Inc. 4.625% 2030[2]	474	484
Power Financial Corp., Ltd. 3.35% 2031	1,870	1,847
Procter & Gamble Company 3.00% 2030	338	368
PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	2,940	2,989
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,815
PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,031
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	571
PTT Exploration and Production PCL 2.587% 2027[2]	200	204
Public Service Electric and Gas Co. 2.05% 2050	415	352
Puget Energy, Inc. 5.625% 2022	480	487
Qatar (State of) 3.40% 2025[2]	4,805	5,106
Qatar (State of) 5.103% 2048[2]	530	718
Qatar Petroleum 1.375% 2026[2]	1,325	1,301
Qatar Petroleum 3.125% 2041[2]	3,255	3,298
Qatar Petroleum 3.30% 2051[2]	1,045	1,080
Radiology Partners, Inc. 9.25% 2028[2]	220	231
Range Resources Corp. 8.25% 2029	55	61
Raptor Acquisition Corp. 4.875% 2026[2]	180	182

American Funds Insurance Series      207

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	$25	$25
Realogy Corp. 5.75% 2029[2]	160	164
Reynolds American, Inc. 4.45% 2025	2,115	2,286
Ritchie Bros. Holdings, Inc. 4.75% 2031[2]	30	31
RLJ Lodging Trust, LP 4.00% 2029[2]	35	35
Rockcliff Energy II LLC 5.50% 2029[2]	25	26
Roller Bearing Company of America, Inc. 4.375% 2029[2]	20	20
Royal Bank of Canada 0.875% 2026	4,660	4,538
Royal Bank of Canada 1.20% 2026	2,200	2,163
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	57	64
RP Escrow Issuer, LLC 5.25% 2025[2]	150	151
Russian Federation 4.25% 2027	1,400	1,516
SA Global Sukuk, Ltd. 0.946% 2024[2]	1,530	1,509
SA Global Sukuk, Ltd. 1.602% 2026[2]	835	823
SA Global Sukuk, Ltd. 2.694% 2031[2]	1,725	1,738
Sabine Pass Liquefaction, LLC 4.50% 2030	49	55
Santander Holdings USA, Inc. 3.244% 2026	3,750	3,917
Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,915
Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,099
Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,062
Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,189
Saudi Arabia (Kingdom of) 2.25% 2031[2]	2,735	2,716
Saudi Arabian Oil Co. 1.625% 2025[2]	430	428
Scentre Group 3.50% 2025[2]	210	221
Scentre Group 3.75% 2027[2]	110	119
Scientific Games Corp. 8.25% 2026[2]	375	395
Scientific Games Corp. 7.25% 2029[2]	75	84
SCIH Salt Holdings, Inc. 4.875% 2028[2]	115	111
SCIH Salt Holdings, Inc. 6.625% 2029[2]	65	61
Scotts Miracle-Gro Co. 4.50% 2029	115	120
Scotts Miracle-Gro Co. 4.375% 2032[2]	75	75
ServiceNow, Inc. 1.40% 2030	1,830	1,705
Simmons Foods, Inc. 4.625% 2029[2]	160	158
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026	1,465	1,448
Sirius XM Radio, Inc. 4.00% 2028[2]	195	196
Sirius XM Radio, Inc. 3.875% 2031[2]	100	98
SK hynix, Inc. 1.50% 2026[2]	1,343	1,315
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,109
SM Energy Co. 6.50% 2028	50	52
Sonic Automotive, Inc. 4.625% 2029[2]	70	71
Sonic Automotive, Inc. 4.875% 2031[2]	25	25
Southern California Edison Co. 2.85% 2029	200	207
Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)[1]	130	143
Southwestern Energy Co. 7.75% 2027	25	27
Southwestern Energy Co. 8.375% 2028	40	45
Southwestern Energy Co. 5.375% 2030	155	166
Southwestern Energy Co. 4.75% 2032	55	58
Sprint Corp. 7.625% 2026	180	216
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,643	7,860
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	1,631
State Grid Overseas Investment, Ltd. 3.50% 2027[2]	5,600	6,052
Stellantis Finance US, Inc. 1.711% 2027[2]	1,900	1,869
Stellantis Finance US, Inc. 2.691% 2031[2]	225	221
Stericycle, Inc. 3.875% 2029[2]	225	222
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]	75	78
Sunoco LP 4.50% 2029	145	147
Sunoco LP 4.50% 2030[2]	75	77
Surgery Center Holdings 10.00% 2027[2]	210	223
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	77	79
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	898

208      American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Talen Energy Corp. 10.50% 2026[2]	$125	$54
Talen Energy Corp. 7.25% 2027[2]	335	297
Targa Resources Partners LP 5.50% 2030	210	230
Targa Resources Partners LP 4.875% 2031	90	98
Teekay Offshore Partners LP 8.50% 2023[2,9,10]	555	505
Tencent Holdings, Ltd. 3.24% 2050[2]	3,450	3,262
Tencent Music Entertainment Group 2.00% 2030	610	571
Tenet Healthcare Corp. 4.875% 2026[2]	240	247
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,826
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,710	3,974
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,731
Teva Pharmaceutical Finance Co. BV 5.125% 2029	200	196
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,802
T-Mobile US, Inc. 2.40% 2029[2]	1,079	1,090
TopBuild Corp. 4.125% 2032[2]	70	72
Toronto-Dominion Bank 1.25% 2026	2,836	2,789
Total Capital International 3.127% 2050	804	826
Toyota Motor Credit Corp. 3.375% 2030	453	497
TransCanada PipeLines, Ltd. 4.10% 2030	444	496
TransDigm, Inc. 5.50% 2027	65	67
TransDigm, Inc. 4.625% 2029	115	115
Transocean Guardian, Ltd. 5.875% 2024[2]	37	35
Transocean Poseidon, Ltd. 6.875% 2027[2]	130	126
Transocean, Inc. 7.25% 2025[2]	90	69
Transocean, Inc. 8.00% 2027[2]	80	58
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[5,6]	25	25
Turkey (Republic of) 6.25% 2022	1,880	1,898
Turkey (Republic of) 5.75% 2024	2,500	2,449
Turkey (Republic of) 6.35% 2024	2,220	2,189
U.S. Treasury 0.125% 2022	12,340	12,321
U.S. Treasury 0.125% 2023	12,320	12,279
U.S. Treasury 2.625% 2023	6,900	7,071
U.S. Treasury 0.375% 2024	12,920	12,752
U.S. Treasury 1.875% 2024	4,515	4,630
U.S. Treasury 0.25% 2025	30,740	29,789
U.S. Treasury 2.875% 2025	5,400	5,758
U.S. Treasury 0.50% 2026	7,453	7,244
U.S. Treasury 0.75% 2026	4,361	4,265
U.S. Treasury 0.875% 2026	24,418	23,999
U.S. Treasury 1.125% 2026	1,698	1,688
U.S. Treasury 1.375% 2031[11]	21,464	21,197
U.S. Treasury 1.125% 2040	9,170	8,043
U.S. Treasury 1.75% 2041	6,050	5,865
U.S. Treasury 1.875% 2041[11]	21,440	21,225
U.S. Treasury 2.75% 2047	1,625	1,896
U.S. Treasury 3.00% 2048	5,045	6,184
U.S. Treasury 1.25% 2050	2,100	1,787
U.S. Treasury 1.625% 2050	2,580	2,408
U.S. Treasury 2.00% 2051	7,115	7,262
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,576	10,738
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,267	10,528
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	3,972	4,705
UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,944
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 2026[5,6]	60	60
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[5,6]	75	75
Ukraine 7.75% 2022	4,460	4,431
Ukraine 7.75% 2024	1,570	1,527
UniCredit SpA 3.75% 2022[2]	1,750	1,763
Uniform Mortgage-Backed Security 1.50% 2037[4,12]	2,962	2,965
Uniform Mortgage-Backed Security 1.50% 2037[4,12]	1,935	1,940

American Funds Insurance Series      209

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. dollars (continued)

Uniform Mortgage-Backed Security 3.00% 2037[4,12]	$17	$18
Uniform Mortgage-Backed Security 2.50% 2052[4,12]	16,805	17,066
Uniform Mortgage-Backed Security 2.50% 2052[4,12]	6,534	6,651
Uniform Mortgage-Backed Security 3.00% 2052[4,12]	6,797	7,042
Uniform Mortgage-Backed Security 3.00% 2052[4,12]	3,493	3,614
Unifrax Escrow Issuer Corp. 5.25% 2028[2]	35	35
Unifrax Escrow Issuer Corp. 7.50% 2029[2]	100	101
United Technologies Corp. 4.125% 2028	1,900	2,127
Univision Communications, Inc. 6.625% 2027[2]	85	92
Univision Communications, Inc. 4.50% 2029[2]	290	293
US Foods, Inc. 4.625% 2030[2]	45	46
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	51	52
Valvoline, Inc. 3.625% 2031[2]	130	126
Venator Materials Corp. 5.75% 2025[2]	190	183
Venator Materials Corp. 9.50% 2025[2]	225	246
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	215	223
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	200	212
Venture Global Calcasieu Pass, LLC 3.875% 2033[2]	65	68
Verizon Communications, Inc. 3.15% 2030	575	609
Verizon Communications, Inc. 2.55% 2031	2,100	2,121
Verizon Communications, Inc. 3.40% 2041	3,460	3,629
Viavi Solutions, Inc. 3.75% 2029[2]	17	17
VICI Properties LP 4.625% 2029[2]	45	48
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	390	413
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	25	25
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,411
W. R. Grace Holdings LLC 5.625% 2029[2]	65	67
Warrior Met Coal, Inc. 7.875% 2028[2]	200	205
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	200	210
WEA Finance LLC 3.75% 2024[2]	535	562
Weatherford International, Ltd. 11.00% 2024[2]	12	12
Weatherford International, Ltd. 8.625% 2030[2]	50	52
WESCO Distribution, Inc. 7.125% 2025[2]	195	207
WESCO Distribution, Inc. 7.25% 2028[2]	215	236
Western Global Airlines LLC 10.375% 2025[2]	15	17
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[1]	85	89
Western Midstream Operating, LP 4.75% 2028	70	77
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	2,963
WeWork Companies, LLC 5.00% 2025[2]	50	43
Williams Companies, Inc. 3.50% 2030	893	950
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	38	38
Xcel Energy, Inc. 3.35% 2026	2,581	2,745
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[5,6]	135	135
Ziggo Bond Co. BV 5.125% 2030[2]	200	201
Ziggo Bond Finance BV 4.875% 2030[2]	300	308
Zimmer Holdings, Inc. 3.15% 2022	790	792

		826,862

Total bonds, notes & other debt instruments (cost: $1,930,539,000)		1,937,589

Preferred securities 0.00%

	Shares

U.S. dollars 0.00%

ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,13]	48	34

Total preferred securities (cost: $49,000)		34

210      American Funds Insurance Series

Capital World Bond Fund (continued)

Common stocks 0.09%

	Shares	Value (000)

U.S. dollars 0.09%

New AMI I, LLC[9,10,13]	174,911	$1,322
Chesapeake Energy Corp.	6,577	424
Diamond Offshore Drilling, Inc.[13]	36,338	154
Diamond Offshore Drilling, Inc.[2,9,13]	12,700	50
McDermott International, Ltd.[13]	4,287	2

Total common stocks (cost: $2,106,000)		1,952

Rights & warrants 0.00%

U.S. dollars 0.00%

Chesapeake Energy Corp., Class C, warrants, expire 2026[13]	187	6
Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,13]	531	—	[14]

Total rights & warrants (cost: $58,000)		6

Short-term securities 8.07%

Money market investments 6.91%

Capital Group Central Cash Fund 0.09%[15,16]	1,440,655	144,080

	Weighted average yield at acquisition	Principal amount (000)

Bills & notes of governments & government agencies outside the U.S. 1.16%

Egyptian Treasury 1/4/2022	12.077%	EGP	69,125	4,399
Egyptian Treasury 1/18/2022	11.246		82,900	5,255
Egyptian Treasury 4/19/2022	11.506		31,100	1,915
Egyptian Treasury 4/26/2022	11.461		204,150	12,545

				24,114

Total short-term securities (cost: $168,175,000)				168,194

Total investment securities 101.09% (cost: $2,100,927,000)				2,107,775
Other assets less liabilities (1.09)%				(22,767)

Net assets 100.00%				$2,085,008

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	515	December 2022	$127,405	$(251)
2 Year U.S. Treasury Note Futures	Long	12	March 2022	2,618	(2)
5 Year U.S. Treasury Note Futures	Short	367	March 2022	(44,398)	(66)
10 Year Euro-Bund Futures	Short	157	March 2022	(30,631)	573
10 Year Italy Government Bond Futures	Short	213	March 2022	(35,650)	614
10 Year Japanese Government Bond Futures	Long	24	March 2022	31,628	(97)
10 Year U.S. Treasury Note Futures	Short	159	March 2022	(20,745)	(226)
10 Year Ultra U.S. Treasury Note Futures	Short	252	March 2022	(36,902)	(514)
10 Year UK Gilt Futures	Long	208	March 2022	35,164	(80)
20 Year U.S. Treasury Bond Futures	Long	153	March 2022	24,547	214

American Funds Insurance Series      211

Capital World Bond Fund (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
30 Year Euro-Buxl Futures	Long	62	March 2022	$14,593	$(757)
30 Year Ultra U.S. Treasury Bond Futures	Long	116	March 2022	22,866	416

					$(176)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2021 (000)
USD	2,089	JPY	236,280	JPMorgan Chase	1/6/2022	$35
USD	4,572	JPY	524,790	Goldman Sachs	1/6/2022	10
USD	1,480	CAD	1,871	UBS AG	1/6/2022	1
JPY	259,830	USD	2,299	Bank of America	1/6/2022	(40)
JPY	1,568,780	USD	13,690	Goldman Sachs	1/6/2022	(51)
AUD	3,250	USD	2,338	Citibank	1/7/2022	27
GBP	12,800	USD	17,056	Goldman Sachs	1/10/2022	269
GBP	2,680	USD	3,542	Bank of America	1/10/2022	85
GBP	4,410	USD	5,895	Goldman Sachs	1/10/2022	74
EUR	8,130	USD	9,225	JPMorgan Chase	1/10/2022	33
MYR	13,980	USD	3,335	HSBC Bank	1/10/2022	25
USD	1,537	NZD	2,240	HSBC Bank	1/10/2022	3
USD	1,266	AUD	1,770	Goldman Sachs	1/10/2022	(22)
USD	17,453	DKK	114,240	BNP Paribas	1/10/2022	(40)
USD	6,757	BRL	38,280	Standard Chartered Bank	1/10/2022	(101)
USD	13,645	MYR	57,690	Standard Chartered Bank	1/10/2022	(221)
USD	6,315	MXN	135,010	Goldman Sachs	1/10/2022	(268)
EUR	4,940	USD	5,582	Morgan Stanley	1/11/2022	43
USD	1,561	CAD	2,000	Citibank	1/11/2022	(20)
USD	4,682	RUB	346,336	Citibank	1/12/2022	75
CNH	27,100	USD	4,239	Barclays Bank PLC	1/13/2022	20
PLN	4,950	EUR	1,074	BNP Paribas	1/13/2022	5
EUR	17,710	DKK	131,740	Goldman Sachs	1/13/2022	(6)
EUR	4,991	CZK	127,210	Citibank	1/13/2022	(132)
USD	14,872	MXN	314,310	Citibank	1/13/2022	(445)
USD	3,323	JPY	381,060	HSBC Bank	1/18/2022	10
JPY	597,660	USD	5,268	UBS AG	1/18/2022	(71)
JPY	712,220	USD	6,267	Bank of New York Mellon	1/18/2022	(74)
JPY	1,263,200	USD	11,099	Bank of New York Mellon	1/18/2022	(116)
CHF	800	USD	870	Bank of America	1/20/2022	9
EUR	0	USD	0	Morgan Stanley	1/20/2022	— [14]
EUR	13,366	DKK	99,400	Morgan Stanley	1/20/2022	(1)
SEK	23,400	USD	2,595	HSBC Bank	1/20/2022	(5)
NOK	34,920	EUR	3,489	UBS AG	1/20/2022	(10)
EUR	5,355	NOK	54,550	Morgan Stanley	1/20/2022	(93)
JPY	8,221,018		USD72,438	Morgan Stanley	1/20/2022	(958)
INR	155,700	USD	2,083	UBS AG	1/21/2022	2
USD	2,239	IDR	32,232,353	Citibank	1/21/2022	(25)
KRW	33,705,640	USD	28,377	Citibank	1/21/2022	(51)
USD	1,711	COP	6,884,150	Morgan Stanley	1/24/2022	23
USD	3,446	PEN	14,010	UBS AG	1/24/2022	(60)
USD	3,159	COP	12,396,140	Goldman Sachs	2/14/2022	126
USD	11,661	BRL	61,700	Citibank	6/15/2022	1,080

212      American Funds Insurance Series

Capital World Bond Fun (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2021 (000)
BRL	61,700	USD	11,125	JPMorgan Chase	6/15/2022	$(545)
USD	13,962	BRL	77,286	Citibank	7/1/2022	773
USD	6,024	BRL	33,600	Citibank	7/1/2022	290
BRL	110,886	USD	19,160	Citibank	7/1/2022	(238)
USD	13,967	BRL	77,966	Citibank	8/10/2022	823
USD	11,219	BRL	63,000	JPMorgan Chase	8/10/2022	598
BRL	140,966	USD	24,130	Citibank	8/10/2022	(364)

						$482

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)		12/31/2021 (000)	paid (000)	at 12/31/2021 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$	4,428	$(38)	$—	$(38)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		37,736	(328)	—	(328)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		13,908	(121)	—	(121)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		34,765	(293)	—	(293)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		5,734	(49)	—	(49)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		5,734	(48)	—	(48)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		6,295	(52)	—	(52)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023		$7,599	64	—	64
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$	11,830	(76)	—	(76)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023		$8,240	65	—	65
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$	11,817	(86)	—	(86)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023		$8,240	64	—	64
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$	12,043	(87)	—	(87)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023		$8,367	63	—	63
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$	12,093	(88)	—	(88)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023		$8,240	57	—	57
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023		8,240	57	—	57
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$	10,675	(73)	—	(73)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		12,176	(80)	—	(80)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023		$8,240	55	—	55
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$	12,163	(76)	—	(76)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023		$8,254	52	—	52
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$	12,163	(72)	—	(72)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023		$10,569	66	—	66
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$	13,521	(75)	—	(75)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	33	—	33
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	30	—	30
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		1,440	2	—	2
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024		$13,710	(180)	—	(180)
3-month SEK-STIBOR	Quarterly	0.175%	Annual	2/9/2026	SKr	56,800	113	—	113
3-month SEK-STIBOR	Quarterly	0.179%	Annual	2/9/2026		28,400	56	—	56
3-month SEK-STIBOR	Quarterly	0.189%	Annual	2/11/2026		28,500	55	—	55
3-month SEK-STIBOR	Quarterly	0.185%	Annual	2/11/2026		28,500	55	—	55
6.21%	28-Day	28-day MXN-TIIE	28-Day	5/21/2026	MXN	72,300	(162)	—	(162)
6.255%	28-Day	28-day MXN-TIIE	28-Day	5/22/2026		47,800	(103)	—	(103)

American Funds Insurance Series      213

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay					Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)		12/31/2021 (000)	paid (000)	at 12/31/2021 (000)
6.21%	28-Day	28-day MXN-TIIE	28-Day	5/22/2026	MXN	47,800	$(107)	$—	$(107)
6.19%	28-Day	28-day MXN-TIIE	28-Day	5/22/2026		48,400	(111)	—	(111)
6.15%	28-Day	28-day MXN-TIIE	28-Day	5/25/2026		47,800	(113)	—	(113)
6.14%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		29,400	(71)	—	(71)
6.115%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		29,400	(72)	—	(72)
6.12%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		44,400	(108)	—	(108)
6.13%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		103,200	(250)	—	(250)
6.16%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026		58,800	(139)	—	(139)
6.15%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026		58,800	(140)	—	(140)
6.23%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026		30,100	(67)	—	(67)
6.195%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026		30,100	(69)	—	(69)
6.36%	28-Day	28-day MXN-TIIE	28-Day	6/12/2026		26,040	(52)	—	(52)
6.5375%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026		14,000	(23)	—	(23)
6.50%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026		13,900	(24)	—	(24)
6.47%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026		14,200	(25)	—	(25)
6.55%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026		43,000	(70)	—	(70)
6.55%	28-Day	28-day MXN-TIIE	28-Day	6/18/2026		14,100	(23)	—	(23)
6.50%	28-Day	28-day MXN-TIIE	28-Day	6/18/2026		27,800	(48)	—	(48)
6.59%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		38,700	(61)	—	(61)
6.58%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		41,600	(66)	—	(66)
6.585%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		50,900	(80)	—	(80)
6.64%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		62,600	(92)	—	(92)
6.6175%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		165,900	(251)	—	(251)
6.633%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		172,500	(256)	—	(256)
6.63%	28-Day	28-day MXN-TIIE	28-Day	6/26/2026		176,800	(263)	—	(263)
6.605%	28-Day	28-day MXN-TIIE	28-Day	7/6/2026		105,000	(163)	—	(163)
7.235%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		17,500	(7)	—	(7)
7.22%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		17,500	(7)	—	(7)
7.20%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		34,940	(15)	—	(15)
7.205%	28-Day	28-day MXN-TIIE	28-Day	10/7/2026		38,540	(17)	—	(17)
7.66%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		70,800	34	—	34
7.64%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		70,800	31	—	31
7.62%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		43,375	17	—	17
7.59%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		28,900	10	—	10
7.52%	28-Day	28-day MXN-TIIE	28-Day	10/30/2026		89,445	18	—	18
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031		$5,120	24	—	24

								$—	$(3,856)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 12/31/2021 (000)
ITRAX.EUR.IG.36	1.00%	Quarterly	12/20/2026	$2,430	$(72)	$(69)	$(3)
CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	22,302	(2,038)	(1,949)	(89)

						$(2,018)	$(92)

214      American Funds Insurance Series

Capital World Bond Fund (continued)

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2021 (000)
1.00%	Quarterly	CDX.NA.IG.37	12/20/2026	$30,400	$738	$728	$10

Investments in affiliates16

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)
Short-term securities 6.91%
Money market investments 6.91%
Capital Group Central Cash Fund 0.09%[15]	$147,017	$810,222	$813,160	$(10)	$11	$144,080	$128

[1]	Step bond; coupon rate may change at a later date.
[2]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $211,518,000, which represented 10.14% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,981,000, which represented. 10% of the net assets of the fund.

[6]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,957,000, which represented .09% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,137,000, which represented .49% of the net assets of the fund.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 12/31/2021.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations and symbols

AUD/A$ = Australian dollars	EURIBOR = Euro Interbank Offered Rate	PLN = Polish zloty
BBR = Bank Base Rate	FRA = Forward Rate Agreement	Ref. = Refunding
BRL = Brazilian reais	GBP/£ = British pounds	Rev. = Revenue
CAD/C$ = Canadian dollars	IDR = Indonesian rupiah	RON = Romanian leu
CHF = Swiss francs	INR = Indian rupees	RUB = Russian rubles
CLP = Chilean pesos	JPY/¥ = Japanese yen	SEK/SKr = Swedish kronor
CNH/CNY = Chinese yuan renminbi	KRW = South Korean won	SOFR = Secured Overnight Financing Rate
COP = Colombian pesos	LIBOR = London Interbank Offered Rate	STIBOR = Stockholm Interbank Offered Rate
CZK = Czech korunas	MXN = Mexican pesos	TBA = To-be-announced
DAC = Designated Activity Company	MYR = Malaysian ringgits	TIIE = Equilibrium Interbank Interest Rate
DKK/DKr = Danish kroner	NOK/NKr = Norwegian kroner	UAH = Ukrainian hryvnia
EGP = Egyptian pounds	NZD/NZ$ = New Zealand dollars	USD/$ = U.S. dollars
EUR/€ = Euros	PEN = Peruvian nuevos soles	ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series      215

American High-Income Trust (formerly High-Income Bond Fund)

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 91.04%

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans 91.01%

Consumer discretionary 13.59%

Adient US LLC 9.00% 2025[1]	$500	$532
Allied Universal Holdco LLC 6.625% 2026[1]	858	901
Allied Universal Holdco LLC 9.75% 2027[1]	976	1,044
Allied Universal Holdco LLC 4.625% 2028[1]	490	491
Allied Universal Holdco LLC 6.00% 2029[1]	1,390	1,354
Asbury Automotive Group, Inc. 4.625% 2029[1]	795	811
Asbury Automotive Group, Inc. 5.00% 2032[1]	725	753
Atlas LuxCo 4 SARL 4.625% 2028[1]	280	275
Boyd Gaming Corp. 8.625% 2025[1]	60	64
Boyd Gaming Corp. 4.75% 2027	621	635
Boyd Gaming Corp. 4.75% 2031[1]	895	914
Boyne USA, Inc. 4.75% 2029[1]	235	242
Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,140
Caesars Entertainment, Inc. 4.625% 2029[1]	550	551
Caesars Resort Collection, LLC 5.75% 2025[1]	345	361
Carnival Corp. 7.625% 2026[1]	975	1,023
Carnival Corp. 10.50% 2026[1]	1,130	1,291
Carnival Corp. 4.00% 2028[1]	3,000	2,984
Carnival Corp. 6.00% 2029[1]	950	947
Carvana Co. 5.625% 2025[1]	150	150
Carvana Co. 5.50% 2027[1]	1,671	1,656
Carvana Co. 5.875% 2028[1]	2,189	2,184
Carvana Co. 4.875% 2029[1]	2,110	2,013
CEC Entertainment, Inc. 6.75% 2026[1]	1,150	1,128
Dana, Inc. 5.625% 2028	345	367
Empire Communities Corp. 7.00% 2025[1]	475	492
Empire Resorts, Inc. 7.75% 2026[1]	870	875
Everi Holdings, Inc. 5.00% 2029[1]	155	157
Fertitta Entertainment, Inc. 6.75% 2024[1]	2,671	2,674
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	2,985	2,906
Foot Locker, Inc. 4.00% 2029[1]	535	537
Ford Motor Co. 3.25% 2032	1,130	1,159
Ford Motor Co. 5.291% 2046	70	82
Ford Motor Credit Company LLC 3.664% 2024	500	520
Ford Motor Credit Company LLC 5.584% 2024	350	378
Ford Motor Credit Company LLC 3.375% 2025	1,115	1,160
Ford Motor Credit Company LLC 5.125% 2025	3,835	4,176
Ford Motor Credit Company LLC 2.70% 2026	750	758
Ford Motor Credit Company LLC 4.542% 2026	1,460	1,587
Ford Motor Credit Company LLC 3.815% 2027	2,125	2,250
Ford Motor Credit Company LLC 4.125% 2027	835	902
Ford Motor Credit Company LLC 4.271% 2027	525	565
Ford Motor Credit Company LLC 2.90% 2028	550	552
Ford Motor Credit Company LLC 5.113% 2029	200	228
Ford Motor Credit Company LLC 4.00% 2030	1,820	1,961
Ford Motor Credit Company LLC 3.625% 2031	400	422
Full House Resorts, Inc. 8.25% 2028[1]	160	168
GPS Hospitality Holding Co. LLC 7.00% 2028[1]	240	218
Group 1 Automotive, Inc. 4.00% 2028[1]	485	484
Hanesbrands, Inc. 4.625% 2024[1]	1,945	2,039
Hanesbrands, Inc. 4.875% 2026[1]	2,024	2,166
Hilton Grand Vacations Borrower 5.00% 2029[1]	2,455	2,520
Hilton Worldwide Holdings, Inc. 5.375% 2025[1]	100	104
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	300	303
Hilton Worldwide Holdings, Inc. 4.875% 2030	508	544
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,720	1,761
International Game Technology PLC 6.50% 2025[1]	1,383	1,502
International Game Technology PLC 4.125% 2026[1]	335	345
International Game Technology PLC 5.25% 2029[1]	3,380	3,587

216      American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

KB Home 6.875% 2027	$330	$387
Kontoor Brands, Inc. 4.125% 2029[1]	370	371
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	17	19
Lennar Corp. 4.50% 2024	40	43
Levi Strauss & Co. 3.50% 2031[1]	430	439
Limited Brands, Inc. 6.625% 2030[1]	370	420
Limited Brands, Inc. 6.875% 2035	786	978
Limited Brands, Inc. 6.75% 2036	655	810
Lithia Motors, Inc. 4.625% 2027[1]	100	105
Lithia Motors, Inc. 3.875% 2029[1]	505	516
Lithia Motors, Inc. 4.375% 2031[1]	475	508
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	195	197
M.D.C. Holdings, Inc. 6.00% 2043	823	1,042
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	490	494
Melco International Development, Ltd. 5.75% 2028[1]	1,370	1,380
Melco International Development, Ltd. 5.375% 2029[1]	1,956	1,900
Melco Resorts Finance, Ltd. 5.25% 2026[1]	300	297
Merlin Entertainment 5.75% 2026[1]	792	825
MGM Growth Properties LLC 5.625% 2024	557	596
MGM Growth Properties LLC 4.625% 2025[1]	900	961
MGM Growth Properties LLC 3.875% 2029[1]	1,400	1,472
MGM Resorts International 6.00% 2023	281	294
MGM Resorts International 5.50% 2027	401	427
Midas Intermediate Holdco II, LLC 7.875% 2022[1]	160	161
Midas Intermediate Holdco II, LLC, Term Loan B, (3-month USD-LIBOR + 6.75%) 4.00% PIK and 4.50% Cash 2025[2,3,4]	2,345	2,247
Mohegan Gaming & Entertainment 8.00% 2026[1]	1,340	1,409
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[2,3]	613	619
NCL Corp., Ltd. 3.625% 2024[1]	650	614
NCL Corp., Ltd. 5.875% 2026[1]	475	474
Neiman Marcus Group, LLC 7.125% 2026[1]	2,905	3,088
Newell Brands, Inc. 5.875% 2036[5]	30	37
Newell Rubbermaid, Inc. 4.875% 2025	445	486
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	179	208
Panther BF Aggregator 2, LP 6.25% 2026[1]	140	147
Panther BF Aggregator 2, LP 8.50% 2027[1]	340	361
Party City Holdings, Inc. 6.625% 2026[1]	500	428
Party City Holdings, Inc. 8.75% 2026[1]	3,600	3,721
Penske Automotive Group, Inc., 3.75% 2029	340	338
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 2024[2,3]	822	803
Premier Entertainment Sub LLC 5.625% 2029[1]	2,000	1,987
Premier Entertainment Sub LLC 5.875% 2031[1]	1,905	1,915
QVC, Inc. 4.375% 2028	200	199
Raptor Acquisition Corp. 4.875% 2026[1]	690	698
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	430	430
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	355
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,881	2,109
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	2,110	2,046
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	545	555
Royal Caribbean Cruises, Ltd. 3.70% 2028	60	56
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	70	71
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	1,959	2,088
Scientific Games Corp. 5.00% 2025[1]	91	94
Scientific Games Corp. 8.625% 2025[1]	1,675	1,790
Scientific Games Corp. 8.25% 2026[1]	2,409	2,539
Scientific Games Corp. 7.00% 2028[1]	455	485
Scientific Games Corp. 7.25% 2029[1]	1,980	2,211
Sonic Automotive, Inc. 4.625% 2029[1]	1,725	1,744

American Funds Insurance Series      217

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer discretionary (continued)

Sonic Automotive, Inc. 4.875% 2031[1]	$1,380	$1,395
Staples, Inc. 7.50% 2026[1]	421	433
Studio City Finance, Ltd. 5.00% 2029[1]	650	583
Tempur Sealy International, Inc. 4.00% 2029[1]	485	494
Tempur Sealy International, Inc. 3.875% 2031[1]	1,460	1,465
The Gap, Inc. 3.625% 2029[1]	170	168
The Gap, Inc. 3.875% 2031[1]	108	107
The Home Co., Inc. 7.25% 2025[1]	725	742
Thor Industries, Inc. 4.00% 2029[1]	420	416
TopBuild Corp. 4.125% 2032[1]	500	514
Travel + Leisure Co. 6.60% 2025[5]	50	56
Travel + Leisure Co. 6.00% 2027	350	382
Travel + Leisure Co. 4.50% 2029[1]	1,980	2,000
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[2,3]	529	528
Universal Entertainment Corp. 8.50% 2024[1]	2,595	2,736
Vail Resorts, Inc. 6.25% 2025[1]	315	328
VICI Properties LP 4.25% 2026[1]	962	1,003
VICI Properties LP 4.625% 2029[1]	1,385	1,476
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	851	865
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	379	392
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	3,124	3,309
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	405	426
Wheel Pros, Inc. 6.50% 2029[1]	820	788
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	958	957
Wyndham Destinations, Inc. 6.625% 2026[1]	525	583
Wyndham Destinations, Inc. 4.625% 2030[1]	400	403
Wyndham Worldwide Corp. 4.375% 2028[1]	1,490	1,537
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	861	868
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	200	206
Wynn Macau, Ltd. 5.125% 2029[1]	750	683
Wynn Resorts, Ltd. 7.75% 2025[1]	494	519
Wynn Resorts, Ltd. 5.125% 2029[1]	852	866
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[2,3]	925	928

		143,043

Energy 13.36%

Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	425	457
Antero Midstream Partners LP 5.375% 2029[1]	570	602
Antero Resources Corp. 7.625% 2029[1]	417	464
Antero Resources Corp. 5.375% 2030[1]	720	771
Apache Corp. 4.625% 2025	420	451
Apache Corp. 4.875% 2027	875	955
Apache Corp. 6.00% 2037	165	202
Apache Corp. 5.10% 2040	695	786
Apache Corp. 4.75% 2043	265	292
Ascent Resources - Utica LLC 7.00% 2026[1]	1,640	1,665
Ascent Resources - Utica LLC 9.00% 2027[1]	170	228
Ascent Resources - Utica LLC 8.25% 2028[1]	271	283
Ascent Resources - Utica LLC 5.875% 2029[1]	1,105	1,065
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	247
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	717
Bonanza Creek Energy, Inc. 5.00% 2026[1]	735	743
California Resources Corp. 7.125% 2026[1]	290	302
Cenovus Energy, Inc. 5.375% 2025	246	272
Cenovus Energy, Inc. 5.40% 2047	400	499
Centennial Resource Production, LLC 6.875% 2027[1]	440	449
Cheniere Energy Partners LP 4.50% 2029	938	996
Cheniere Energy Partners LP 4.00% 2031	2,323	2,440

218      American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)

Cheniere Energy Partners LP 3.25% 2032[1]	$1,105	$1,118
Cheniere Energy, Inc. 7.00% 2024	319	353
Cheniere Energy, Inc. 5.875% 2025	495	549
Cheniere Energy, Inc. 4.625% 2028	5,311	5,658
Chesapeake Energy Corp. 4.875% 2022[6]	4,300	86
Chesapeake Energy Corp. 5.50% 2026[1]	1,185	1,249
Chesapeake Energy Corp. 5.875% 2029[1]	1,020	1,093
CNX Midstream Partners LP 4.75% 2030[1]	210	210
CNX Resources Corp. 7.25% 2027[1]	1,478	1,569
CNX Resources Corp. 6.00% 2029[1]	1,345	1,401
Comstock Resources, Inc. 6.75% 2029[1]	785	853
Comstock Resources, Inc. 5.875% 2030[1]	1,120	1,150
Constellation Oil Services Holding SA 10.00% PIK 2024[1,4,6]	7,784	2,436
Continental Resources, Inc. 5.75% 2031[1]	865	1,020
Convey Park Energy LLC 7.50% 2025[1]	417	432
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	2,860	2,990
Crestwood Midstream Partners LP 6.00% 2029[1]	575	598
Devon Energy Corp. 5.875% 2028	202	219
Devon Energy Corp. 4.50% 2030	493	529
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,4]	68	67
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,4]	62	61
DT Midstream, Inc. 4.125% 2029[1]	1,750	1,794
DT Midstream, Inc. 4.375% 2031[1]	785	818
Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	50	52
Endeavor Energy Resources LP 6.625% 2025[1]	850	900
Energean Israel Finance, Ltd. 4.50% 2024[1]	945	952
Energean Israel Finance, Ltd. 4.875% 2026[1]	800	796
Energean PLC 6.50% 2027[1]	580	578
Energy Transfer Operating LP 5.00% 2050	1,529	1,764
EnLink Midstream Partners, LLC 5.625% 2028[1]	660	687
EQM Midstream Partners LP 4.75% 2023	400	416
EQM Midstream Partners LP 4.125% 2026	127	130
EQM Midstream Partners LP 6.50% 2027[1]	2,365	2,652
EQM Midstream Partners LP 5.50% 2028	1,231	1,347
EQM Midstream Partners LP 4.50% 2029[1]	835	870
EQM Midstream Partners LP 4.75% 2031[1]	1,155	1,223
EQM Midstream Partners LP 6.50% 2048	100	122
EQT Corp. 6.625% 2025[5]	630	711
EQT Corp. 3.90% 2027	125	134
EQT Corp. 5.00% 2029	480	532
EQT Corp. 7.50% 2030[5]	400	515
EQT Corp. 3.625% 2031[1]	500	520
Genesis Energy, LP 5.625% 2024	120	119
Genesis Energy, LP 6.50% 2025	1,735	1,715
Genesis Energy, LP 6.25% 2026	180	176
Genesis Energy, LP 8.00% 2027	2,663	2,747
Guara Norte SARL 5.198% 2034[1]	579	569
Harbour Energy PLC 5.50% 2026[1]	1,295	1,287
Harvest Midstream I, LP 7.50% 2028[1]	1,867	2,000
Hess Midstream Operations LP 4.25% 2030[1]	1,400	1,392
Hess Midstream Partners LP 5.125% 2028[1]	687	716
Hilcorp Energy I, LP 6.25% 2028[1]	145	153
Hilcorp Energy I, LP 5.75% 2029[1]	790	815
Hilcorp Energy I, LP 6.00% 2031[1]	650	674
Howard Midstream Energy Partners, LLC 6.75% 2027[1]	460	472
Independence Energy Finance LLC 7.25% 2026[1]	500	520
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.09% 2024[2,3]	12	7

American Funds Insurance Series      219

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)

Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 1.09% Cash 2025[2,3,4]	$151	$68
Murphy Oil Corp. 6.875% 2024	335	342
Murphy Oil Corp. 5.75% 2025	250	257
Murphy Oil Corp. 6.375% 2028	415	442
Murphy Oil USA, Inc. 3.75% 2031[1]	200	199
Nabors Industries, Inc. 5.75% 2025	355	329
Nabors Industries, Inc. 7.375% 2027[1]	1,470	1,523
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	850	870
New Fortress Energy, Inc. 6.75% 2025[1]	1,290	1,305
New Fortress Energy, Inc. 6.50% 2026[1]	3,395	3,373
NGL Energy Operating LLC 7.50% 2026[1]	7,705	7,956
NGL Energy Partners LP 7.50% 2023	414	408
NGL Energy Partners LP 6.125% 2025	2,229	1,908
Northern Oil and Gas, Inc. 8.125% 2028[1]	2,055	2,171
NorthRiver Midstream Finance LP 5.625% 2026[1]	625	651
NuStar Logistics LP 6.00% 2026	286	311
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,845	2,014
Oasis Petroleum, Inc. 6.375% 2026[1]	1,087	1,143
Occidental Petroleum Corp. 5.875% 2025	710	784
Occidental Petroleum Corp. 8.00% 2025	1,400	1,636
Occidental Petroleum Corp. 3.50% 2029	310	319
Occidental Petroleum Corp. 6.625% 2030	810	1,004
Occidental Petroleum Corp. 8.875% 2030	300	405
Occidental Petroleum Corp. 6.125% 2031	530	645
Occidental Petroleum Corp. 4.20% 2048	165	165
Parkland Corp. 4.625% 2030[1]	835	831
PDC Energy, Inc. 5.75% 2026	1,100	1,138
Petróleos Mexicanos 6.875% 2025[1]	350	383
Petróleos Mexicanos 5.35% 2028	449	447
Petróleos Mexicanos 7.69% 2050	651	629
Petrorio Luxembourg SARL 6.125% 2026[1]	320	321
Precision Drilling Corp. 6.875% 2029[1]	160	163
Range Resources Corp. 4.875% 2025	642	664
Range Resources Corp. 8.25% 2029	850	949
Rattler Midstream Partners LP 5.625% 2025[1]	955	994
Rockcliff Energy II LLC 5.50% 2029[1]	440	454
Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,066
Sabine Pass Liquefaction, LLC 4.50% 2030	586	662
Sanchez Energy Corp. 7.25% 2023[1,6]	739	29
SM Energy Co. 6.50% 2028	220	228
Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)[5]	715	787
Southwestern Energy Co. 7.75% 2027	272	294
Southwestern Energy Co. 8.375% 2028	565	631
Southwestern Energy Co. 5.375% 2029	340	360
Southwestern Energy Co. 5.375% 2030	2,220	2,383
Southwestern Energy Co. 4.75% 2032	1,255	1,324
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	335	339
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]	555	579
Sunoco LP 6.00% 2027	547	571
Sunoco LP 4.50% 2029	1,680	1,709
Sunoco LP 4.50% 2030[1]	1,680	1,724
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	690	710
Tallgrass Energy Partners, LP 7.50% 2025[1]	230	249
Targa Resources Partners LP 5.875% 2026	171	179
Targa Resources Partners LP 6.50% 2027	133	143
Targa Resources Partners LP 6.875% 2029	985	1,103
Targa Resources Partners LP 5.50% 2030	802	878
Targa Resources Partners LP 4.875% 2031	1,620	1,762

220      American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Energy (continued)
Targa Resources Partners LP 4.00% 2032[1]	$550	$576
Teekay Corp. 9.25% 2022[1]	683	701
Teekay Offshore Partners LP 8.50% 2023[1,7,8]	2,009	1,828
Transocean Guardian, Ltd. 5.875% 2024[1]	379	359
Transocean Poseidon, Ltd. 6.875% 2027[1]	385	372
Transocean, Inc. 7.25% 2025[1]	500	386
Transocean, Inc. 8.00% 2027[1]	550	397
USA Compression Partners, LP 6.875% 2026	264	275
USA Compression Partners, LP 6.875% 2027	247	261
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	2,695	2,861
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]	650	682
Weatherford International, Ltd. 11.00% 2024[1]	445	459
Weatherford International, Ltd. 6.50% 2028[1]	1,960	2,077
Weatherford International, Ltd. 8.625% 2030[1]	2,120	2,204
Western Gas Partners LP 4.50% 2028	1,374	1,498
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[5]	369	386
Western Midstream Operating, LP 4.75% 2028	160	177
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[5]	400	440
Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)[5]	290	343

		140,595

Communication services 12.70%

Allen Media, LLC 10.50% 2028[1]	50	52
Altice France SA 5.125% 2029[1]	2,547	2,489
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	470
Brightstar Escrow Corp. 9.75% 2025[1]	1,095	1,176
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	132	136
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	100
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	100	108
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,604	3,695
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,137	3,268
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	139
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	3,285	3,321
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,055
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	1,210	1,236
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	750	739
Centerfield Media Parent, Inc. 6.625% 2026[1]	1,160	1,164
CenturyLink, Inc. 6.75% 2023	1,480	1,600
CenturyLink, Inc. 4.00% 2027[1]	750	762
Cinemark USA, Inc. 5.875% 2026[1]	188	191
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	570	611
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	380	406
Cogent Communications Group, Inc. 3.50% 2026[1]	700	712
Consolidated Communications, Inc. 5.00% 2028[1]	225	228
CSC Holdings, LLC 3.375% 2031[1]	500	469
Diamond Sports Group LLC 5.375% 2026[1]	1,573	788
Diamond Sports Group LLC 6.625% 2027[1]	1,056	298
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[2,3]	1,823	1,827
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	2,920	2,994
DISH DBS Corp. 5.25% 2026[1]	490	499
DISH DBS Corp. 5.125% 2029	900	820
Embarq Corp. 7.995% 2036	2,102	2,358
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	74	74
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	539
Front Range BidCo, Inc. 6.125% 2028[1]	839	828
Frontier Communications Corp. 5.875% 2027[1]	1,550	1,642
Frontier Communications Corp. 5.00% 2028[1]	4,030	4,158
Frontier Communications Corp. 6.75% 2029[1]	2,010	2,093
Frontier Communications Holdings, LLC 5.875% 2029	1,390	1,392

American Funds Insurance Series      221

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Communication services (continued)

Frontier Communications Holdings, LLC 6.00% 2030[1]	$750	$755
Gannett Holdings, LLC 6.00% 2026[1]	500	511
Gray Escrow II, Inc. 5.375% 2031[1]	1,350	1,391
Gray Television, Inc. 7.00% 2027[1]	828	886
Gray Television, Inc. 4.75% 2030[1]	250	249
iHeartCommunications, Inc. 5.25% 2027[1]	1,445	1,504
Inmarsat PLC 6.75% 2026[1]	1,475	1,553
Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,703
Intelsat Jackson Holding Co. 8.50% 2024[1,6]	1,050	482
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[2,3]	1,010	1,014
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,908
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,3]	389	389
Lamar Media Corp. 3.75% 2028	61	61
Lamar Media Corp. 4.875% 2029	300	314
Lamar Media Corp. 4.00% 2030	260	264
Lamar Media Corp. 3.625% 2031	125	122
Level 3 Financing, Inc. 3.75% 2029[1]	550	523
Ligado Networks LLC 15.50% PIK 2023[1,4]	1,649	1,338
Ligado Networks LLC 17.50% PIK 2024[1,4]	267	126
Live Nation Entertainment, Inc. 3.75% 2028[1]	425	423
Mav Acquisition Corp. 5.75% 2028[1]	520	516
Midas OpCo Holdings LLC 5.625% 2029[1]	3,300	3,384
Netflix, Inc. 4.875% 2028	635	725
Netflix, Inc. 5.375% 2029[1]	50	59
Netflix, Inc. 4.875% 2030[1]	674	787
News Corp. 3.875% 2029[1]	1,200	1,214
Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,400	2,449
Nexstar Escrow Corp. 5.625% 2027[1]	789	833
Qwest Capital Funding, Inc. 6.875% 2028	860	916
Scripps Escrow II, Inc. 3.875% 2029[1]	750	750
Sinclair Television Group, Inc. 5.125% 2027[1]	195	189
Sinclair Television Group, Inc. 4.125% 2030[1]	1,550	1,471
Sirius XM Radio, Inc. 3.125% 2026[1]	2,100	2,103
Sirius XM Radio, Inc. 4.00% 2028[1]	2,475	2,493
Sirius XM Radio, Inc. 4.125% 2030[1]	445	446
Sirius XM Radio, Inc. 3.875% 2031[1]	2,400	2,357
Sprint Corp. 7.625% 2026	1,450	1,743
Sprint Corp. 6.875% 2028	7,396	9,368
Sprint Corp. 8.75% 2032	5,791	8,696
Summer (BC) BidCo B LLC 5.50% 2026[1]	365	374
TEGNA, Inc. 4.75% 2026[1]	650	677
TEGNA, Inc. 4.625% 2028	478	484
TEGNA, Inc. 5.00% 2029	936	959
T-Mobile US, Inc. 2.625% 2026	1,000	1,006
T-Mobile US, Inc. 3.375% 2029[1]	1,750	1,786
T-Mobile US, Inc. 2.875% 2031	460	455
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	5,096	4,980
Univision Communications, Inc. 5.125% 2025[1]	3,195	3,231
Univision Communications, Inc. 6.625% 2027[1]	3,050	3,289
Univision Communications, Inc. 4.50% 2029[1]	5,000	5,059
UPC Broadband Finco BV 4.875% 2031[1]	650	664
Virgin Media O2 4.25% 2031[1]	2,625	2,577
Virgin Media Secured Finance PLC 4.50% 2030[1]	990	998
VMED O2 UK Financing I PLC 4.75% 2031[1]	200	203
Warner Music Group 3.75% 2029[1]	700	699
Warner Music Group 3.875% 2030[1]	850	865

222      American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services (continued)

Ziggo Bond Co. BV 5.125% 2030[1]	$419	$422
Ziggo Bond Finance BV 5.50% 2027[1]	824	848
Ziggo Bond Finance BV 4.875% 2030[1]	1,550	1,592

		133,620

Health care 11.16%

AdaptHealth, LLC 5.125% 2030[1]	725	739
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.854% 2026[2,3]	836	831
Avantor Funding, Inc. 4.625% 2028[1]	1,910	1,994
Avantor Funding, Inc. 3.875% 2029[1]	500	506
Bausch Health Companies, Inc. 9.25% 2026[1]	2,644	2,796
Bausch Health Companies, Inc. 5.75% 2027[1]	1,000	1,039
Bausch Health Companies, Inc. 4.875% 2028[1]	2,445	2,498
Bausch Health Companies, Inc. 5.00% 2028[1]	987	910
Bausch Health Companies, Inc. 7.00% 2028[1]	553	551
Bausch Health Companies, Inc. 5.00% 2029[1]	375	332
Bausch Health Companies, Inc. 6.25% 2029[1]	815	776
Bausch Health Companies, Inc. 7.25% 2029[1]	260	258
Bausch Health Companies, Inc. 5.25% 2030[1]	852	751
Bausch Health Companies, Inc. 5.25% 2031[1]	3,615	3,182
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	53	55
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	285	282
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	670	669
Centene Corp. 4.25% 2027	584	610
Centene Corp. 2.45% 2028	3,890	3,838
Centene Corp. 4.625% 2029	4,305	4,650
Centene Corp. 3.00% 2030	2,530	2,576
Centene Corp. 3.375% 2030	842	859
Centene Corp. 2.50% 2031	1,485	1,448
Centene Corp. 2.625% 2031	970	952
Charles River Laboratories International, Inc. 4.25% 2028[1]	241	251
Charles River Laboratories International, Inc. 3.75% 2029[1]	680	688
Community Health Systems, Inc. 5.625% 2027[1]	730	773
Community Health Systems, Inc. 6.00% 2029[1]	653	697
DaVita, Inc. 4.625% 2030[1]	1,200	1,231
Encompass Health Corp. 4.50% 2028	496	511
Encompass Health Corp. 4.75% 2030	285	294
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	954	972
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,558	1,163
Endo International PLC 5.75% 2022[1]	2,777	2,531
Endo International PLC 5.875% 2024[1]	1,300	1,281
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	1,390	1,365
Grifols Escrow Issuer SA 4.75% 2028[1]	700	715
HCA, Inc. 5.875% 2026	321	362
HCA, Inc. 5.625% 2028	1,565	1,831
HCA, Inc. 5.875% 2029	750	895
HCA, Inc. 3.50% 2030	1,650	1,747
HCA, Inc. 5.50% 2047	128	168
HCA, Inc. 5.25% 2049	475	611
HCA, Inc. 7.50% 2095	250	366
HealthEquity, Inc. 4.50% 2029[1]	730	724
IMS Health Holdings, Inc. 5.00% 2026[1]	823	846
Jazz Securities DAC 4.375% 2029[1]	1,256	1,303
Mallinckrodt International Finance SA 5.50% 2025[1,6]	1,118	610
Mallinckrodt PLC 5.75% 2022[1,6]	325	173
Mallinckrodt PLC 10.00% 2025[1]	1,144	1,214
ModivCare Escrow Issuer, Inc. 5.00% 2029[1]	570	583
Molina Healthcare, Inc. 4.375% 2028[1]	920	949

American Funds Insurance Series      223

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care (continued)

Molina Healthcare, Inc. 3.875% 2030[1]	$1,999	$2,077
Molina Healthcare, Inc. 3.875% 2032[1]	1,490	1,502
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	1,100	1,098
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	2,435	2,473
Option Care Health, Inc. 4.375% 2029[1]	580	582
Organon Finance 1 LLC 4.125% 2028[1]	475	484
Organon Finance 1 LLC 5.125% 2031[1]	240	251
Owens & Minor, Inc. 4.375% 2024	1,935	2,059
Owens & Minor, Inc. 4.50% 2029[1]	1,980	2,032
Par Pharmaceutical, Inc. 7.50% 2027[1]	4,375	4,478
Radiology Partners, Inc. 9.25% 2028[1]	1,213	1,276
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[2,3,4,7,8]	4,387	4,388
RP Escrow Issuer, LLC 5.25% 2025[1]	1,335	1,348
Select Medical Holdings Corp. 6.25% 2026[1]	554	588
Surgery Center Holdings 10.00% 2027[1]	416	442
Syneos Health, Inc. 3.625% 2029[1]	530	524
Team Health Holdings, Inc. 6.375% 2025[1]	899	847
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	312	300
Tenet Healthcare Corp. 4.625% 2024	130	132
Tenet Healthcare Corp. 4.875% 2026[1]	5,280	5,431
Tenet Healthcare Corp. 5.125% 2027[1]	710	740
Tenet Healthcare Corp. 6.25% 2027[1]	500	518
Tenet Healthcare Corp. 4.625% 2028[1]	550	566
Tenet Healthcare Corp. 6.125% 2028[1]	500	529
Tenet Healthcare Corp. 4.25% 2029[1]	990	1,007
Tenet Healthcare Corp. 4.375% 2030[1]	1,450	1,472
Tenet Healthcare Corp. 6.875% 2031	100	114
Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,879	4,069
Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,209	2,366
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,009
Teva Pharmaceutical Finance Co. BV 4.75% 2027	350	347
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,238	2,387
Teva Pharmaceutical Finance Co. BV 5.125% 2029	4,935	4,846
Teva Pharmaceutical Finance Co. BV 4.10% 2046	672	569
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	4,446	4,534
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	613
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	502	528

		117,482

Materials 10.20%

Alcoa Netherlands Holding BV 5.50% 2027[1]	510	546
Alcoa Netherlands Holding BV 4.125% 2029[1]	430	444
Allegheny Technologies, Inc. 4.875% 2029	1,600	1,604
Allegheny Technologies, Inc. 5.125% 2031	745	752
ArcelorMittal 4.25% 2029	372	408
ArcelorMittal 7.00% 2039	558	770
ArcelorMittal 6.75% 2041	1,025	1,387
Arconic Corp. 6.00% 2025[1]	810	848
Arconic Rolled Products Corp. 6.125% 2028[1]	200	213
Ardagh Group SA 6.50% Cash 2027[1,4]	622	641
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	650	645
Ardagh Packaging Finance 5.25% 2025[1]	495	512
Axalta Coating Systems LLC 4.75% 2027[1]	460	480
Ball Corp. 3.125% 2031	1,330	1,315
Braskem Idesa SAPI 6.99% 2032[1]	515	518
BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,636
Canpack SA / Canpack US, LLC 3.875% 2029[1]	2,120	2,073
Cleveland-Cliffs, Inc. 9.875% 2025[1]	204	231

224      American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials (continued)

Cleveland-Cliffs, Inc. 6.75% 2026[1]	$462	$490
Cleveland-Cliffs, Inc. 5.875% 2027	2,880	3,002
Cleveland-Cliffs, Inc. 7.00% 2027	297	309
Cleveland-Cliffs, Inc. 4.625% 2029[1]	2,300	2,349
Cleveland-Cliffs, Inc. 4.875% 2031[1]	2,475	2,575
Consolidated Energy Finance SA 6.50% 2026[1]	600	612
Consolidated Energy Finance SA 5.625% 2028[1]	1,555	1,522
Constellium SE 3.75% 2029[1]	350	345
CVR Partners LP 9.25% 2023[1]	236	238
CVR Partners LP 6.125% 2028[1]	2,525	2,668
Diamond (BC) BV 4.625% 2029[1]	205	204
Element Solutions, Inc. 3.875% 2028[1]	620	624
First Quantum Minerals, Ltd. 7.25% 2023[1]	1,282	1,298
First Quantum Minerals, Ltd. 7.50% 2025[1]	3,893	4,010
First Quantum Minerals, Ltd. 6.875% 2026[1]	3,276	3,407
First Quantum Minerals, Ltd. 6.875% 2027[1]	5,240	5,645
FMG Resources 4.375% 2031[1]	585	615
Freeport-McMoRan, Inc. 4.25% 2030	637	673
Freeport-McMoRan, Inc. 5.40% 2034	512	624
Freeport-McMoRan, Inc. 5.45% 2043	801	1,008
FXI Holdings, Inc. 7.875% 2024[1]	2,805	2,861
FXI Holdings, Inc. 12.25% 2026[1]	5,615	6,324
GPC Merger Sub, Inc. 7.125% 2028[1]	534	553
Hexion, Inc. 7.875% 2027[1]	2,061	2,176
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	620	675
Labl, Inc. 5.875% 2028[1]	500	516
Labl, Inc. 8.25% 2029[1]	1,300	1,310
LSB Industries, Inc. 6.25% 2028[1]	2,160	2,249
Mercer International, Inc. 5.125% 2029	400	409
Methanex Corp. 5.125% 2027	3,915	4,115
Methanex Corp. 5.25% 2029	1,300	1,373
Methanex Corp. 5.65% 2044	1,225	1,232
Neon Holdings, Inc. 10.125% 2026[1]	840	896
Nova Chemicals Corp. 4.875% 2024[1]	495	512
Nova Chemicals Corp. 5.00% 2025[1]	295	309
Nova Chemicals Corp. 5.25% 2027[1]	2,536	2,703
Nova Chemicals Corp. 4.25% 2029[1]	2,980	2,996
Novelis Corp. 3.25% 2026[1]	335	338
Novelis Corp. 4.75% 2030[1]	1,013	1,067
Novelis Corp. 3.875% 2031[1]	1,057	1,052
Olin Corp. 5.625% 2029	200	217
Olin Corp. 5.00% 2030	180	189
Olympus Water US Holding Corp. 4.25% 2028[1]	1,340	1,334
Olympus Water US Holding Corp. 6.25% 2029[1]	200	195
Owens-Illinois, Inc. 5.875% 2023[1]	420	440
Owens-Illinois, Inc. 6.375% 2025[1]	265	286
Pearl Merger Sub, Inc. 6.75% 2028[1]	470	483
Rayonier A.M. Products, Inc. 7.625% 2026[1]	285	302
SCIH Salt Holdings, Inc. 4.875% 2028[1]	4,375	4,207
SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,605	1,503
SCIL IV LLC 5.375% 2026[1]	500	514
Scotts Miracle-Gro Co. 4.50% 2029	639	667
Scotts Miracle-Gro Co. 4.375% 2032[1]	455	455
Sealed Air Corp. 4.00% 2027[1]	316	330
Silgan Holdings, Inc. 4.125% 2028	377	386
Summit Materials, Inc. 6.50% 2027[1]	360	374
Summit Materials, Inc. 5.25% 2029[1]	955	1,002
TPC Group Inc. 10.50% 2024[1]	190	138
Trivium Packaging BV 5.50% 2026[1]	530	552

American Funds Insurance Series      225

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Materials (continued)

Trivium Packaging BV 8.50% 2027[1]	$403	$427
Tronox, Ltd. 4.625% 2029[1]	730	730
Unifrax Escrow Issuer Corp. 5.25% 2028[1]	1,189	1,204
Unifrax Escrow Issuer Corp. 7.50% 2029[1]	760	769
Valvoline, Inc. 4.25% 2030[1]	353	361
Valvoline, Inc. 3.625% 2031[1]	620	601
Venator Materials Corp. 5.75% 2025[1]	3,896	3,744
Venator Materials Corp. 9.50% 2025[1]	1,155	1,264
W. R. Grace Holdings LLC 4.875% 2027[1]	655	674
W. R. Grace Holdings LLC 5.625% 2029[1]	790	811
Warrior Met Coal, Inc. 7.875% 2028[1]	2,270	2,330

		107,396

Industrials 8.73%

ADT Security Corp. 4.125% 2029[1]	1,635	1,613
Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,720	1,680
American Airlines, Inc. 5.50% 2026[1]	1,960	2,041
American Airlines, Inc. 5.75% 2029[1]	750	803
Artera Services, LLC 9.033% 2025[1]	1,060	1,123
Associated Materials, LLC 9.00% 2025[1]	2,156	2,309
Atkore, Inc. 4.25% 2031[1]	385	395
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[2,3]	550	549
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[2,3]	1,700	1,726
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	278
Avis Budget Car Rental, LLC 5.75% 2027[1]	885	921
Avis Budget Group, Inc. 5.375% 2029[1]	1,150	1,215
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	708
Avolon Holdings Funding, Ltd. 2.528% 2027[1]	2,098	2,039
Azul Investments LLP 7.25% 2026[1]	670	615
BlueLinx Holdings, Inc. 6.00% 2029[1]	500	498
Boeing Company 3.625% 2031	500	534
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	136
Bombardier, Inc. 7.50% 2024[1]	600	626
Bombardier, Inc. 7.50% 2025[1]	1,601	1,633
Bombardier, Inc. 7.125% 2026[1]	2,120	2,202
Bombardier, Inc. 7.875% 2027[1]	2,903	3,014
Bombardier, Inc. 6.00% 2028[1]	1,615	1,622
Bombardier, Inc. 7.45% 2034[1]	700	861
Builders FirstSource, Inc. 4.25% 2032[1]	1,230	1,276
BWX Technologies, Inc. 4.125% 2028[1]	515	524
BWX Technologies, Inc. 4.125% 2029[1]	770	781
Clarivate Science Holdings Corp. 3.875% 2028[1]	1,515	1,526
Clarivate Science Holdings Corp. 4.875% 2029[1]	1,265	1,285
Clean Harbors, Inc. 4.875% 2027[1]	766	790
CoreLogic, Inc. 4.50% 2028[1]	4,439	4,429
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	750	759
Covanta Holding Corp. 5.00% 2030	1,195	1,222
Covert Mergeco, Inc. 4.875% 2029[1]	855	869
Dun & Bradstreet Corp. 6.875% 2026[1]	703	732
Dun & Bradstreet Corp. 5.00% 2029[1]	1,275	1,307
Electricidad Firme de Mexico Holdings, SA de CV, 4.90% 2026[1]	505	501
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	499
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[1]	440	449
Garda World Security Corp. 6.00% 2029[1]	150	144
GFL Environmental, Inc. 3.50% 2028[1]	780	770
GFL Environmental, Inc. 4.00% 2028[1]	140	137
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	513
Gol Finance SA 8.00% 2026[1]	410	386
Harsco Corp. 5.75% 2027[1]	650	663

226      American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Industrials (continued)

Herc Holdings, Inc. 5.50% 2027[1]	$200	$208
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,122
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,062
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,450	1,493
Labl Escrow Issuer, LLC 6.75% 2026[1]	850	877
Labl Escrow Issuer, LLC 10.50% 2027[1]	1,170	1,228
LSC Communications, Inc. 8.75% 2023[1,6,7,8]	8,933	87
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,6,7,8]	301	3
MasTec, Inc. 4.50% 2028[1]	1,250	1,300
Meritor, Inc. 4.50% 2028[1]	1,025	1,029
Mueller Water Products, Inc. 4.00% 2029[1]	275	278
NESCO Holdings II, Inc. 5.50% 2029[1]	155	160
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	259
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,480
Park River Holdings, Inc. 5.625% 2029[1]	775	741
PGT Innovations, Inc. 4.375% 2029[1]	725	730
Pitney Bowes, Inc. 6.875% 2027[1]	750	780
PM General Purchaser LLC 9.50% 2028[1]	1,050	1,065
Prime Security Services Borrower, LLC 3.375% 2027[1]	475	459
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	655
R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	413
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.104% 2024[2,3]	368	368
Ritchie Bros. Holdings, Inc. 4.75% 2031[1]	600	627
Roller Bearing Company of America, Inc. 4.375% 2029[1]	430	439
Rolls-Royce PLC 5.75% 2027[1]	415	459
Sensata Technologies, Inc. 3.75% 2031[1]	500	499
SkyMiles IP, Ltd. 4.75% 2028[1]	2,095	2,289
SRS Distribution, Inc. 4.625% 2028[1]	480	483
SRS Distribution, Inc. 6.00% 2029[1]	470	473
SRS Distribution, Inc. 6.125% 2029[1]	305	311
Stericycle, Inc. 5.375% 2024[1]	1,135	1,159
Stericycle, Inc. 3.875% 2029[1]	890	878
The Brink’s Co. 4.625% 2027[1]	719	741
The Hertz Corp. 4.625% 2026[1]	100	101
Titan International, Inc. 7.00% 2028	750	800
TransDigm, Inc. 6.25% 2026[1]	1,438	1,496
TransDigm, Inc. 5.50% 2027	855	882
TransDigm, Inc. 4.625% 2029	875	874
TransDigm, Inc. 4.875% 2029	360	362
Triumph Group, Inc. 6.25% 2024[1]	1,955	1,969
Triumph Group, Inc. 8.875% 2024[1]	226	247
Triumph Group, Inc. 7.75% 2025[1]	270	268
Uber Technologies, Inc. 8.00% 2026[1]	498	531
United Airlines Holdings, Inc. 6.50% 2027[1]	4,095	4,378
United Airlines, Inc. 4.375% 2026[1]	250	261
United Airlines, Inc. 4.625% 2029[1]	1,330	1,374
United Rentals, Inc. 3.875% 2031	525	534
United Rentals, Inc. 3.75% 2032	450	454
Vertical Holdco GMBH 7.625% 2028[1]	235	252
Vertical U.S. Newco, Inc. 5.25% 2027[1]	1,125	1,184
WESCO Distribution, Inc. 7.125% 2025[1]	1,375	1,459
WESCO Distribution, Inc. 7.25% 2028[1]	665	730
Western Global Airlines LLC 10.375% 2025[1]	535	596
XPO Logistics, Inc. 6.25% 2025[1]	300	314

		91,924

American Funds Insurance Series      227

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Financials 7.01%

Advisor Group Holdings, LLC 6.25% 2028[1]	$1,926	$2,001
AG Merger Sub II, Inc. 10.75% 2027[1]	4,240	4,713
Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125% 2026[1]	550	556
Albion Financing 2 SARL 8.75% 2027[1]	400	407
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,566	1,626
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	890	891
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	1,950	1,987
Ally Financial, Inc. 8.00% 2031	466	658
AmWINS Group, Inc. 4.875% 2029[1]	705	713
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,165	2,224
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	1,245	1,250
AssuredPartners, Inc. 8.00% 2027[1]	437	454
AssuredPartners, Inc. 5.625% 2029[1]	365	356
BroadStreet Partners, Inc. 5.875% 2029[1]	575	566
Castlelake Aviation Finance DAC 5.00% 2027[1]	2,150	2,136
Cobra AcquisitionCo LLC 6.375% 2029[1]	500	494
Coinbase Global, Inc. 3.375% 2028[1]	2,085	1,951
Coinbase Global, Inc. 3.625% 2031[1]	1,765	1,627
Compass Diversified Holdings 5.25% 2029[1]	3,670	3,851
Compass Diversified Holdings 5.00% 2032[1]	1,230	1,263
Credit Acceptance Corp. 5.125% 2024[1]	765	785
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 7.00% 2026[2,3,7,8]	947	897
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]	1,263	1,196
Freedom Mortgage Corp. 7.625% 2026[1]	625	639
FS Energy and Power Fund 7.50% 2023[1]	3,774	3,939
Hightower Holding, LLC 6.75% 2029[1]	650	669
HUB International, Ltd. 7.00% 2026[1]	1,550	1,595
HUB International, Ltd. 5.625% 2029[1]	240	248
Icahn Enterprises Finance Corp. 5.25% 2027	277	285
Icahn Enterprises Finance Corp. 4.375% 2029	675	659
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	965	989
Ladder Capital Corp. 4.25% 2027[1]	1,689	1,702
LPL Holdings, Inc. 4.625% 2027[1]	962	997
LPL Holdings, Inc. 4.00% 2029[1]	1,270	1,302
LPL Holdings, Inc. 4.375% 2031[1]	1,060	1,086
MGIC Investment Corp. 5.25% 2028	525	552
MidCap Financial Issuer Trust 6.50% 2028[1]	750	783
MidCap Financial Issuer Trust 5.625% 2030[1]	265	266
MSCI, Inc. 4.00% 2029[1]	900	942
MSCI, Inc. 3.625% 2030[1]	66	68
MSCI, Inc. 3.625% 2031[1]	1,625	1,688
MSCI, Inc. 3.875% 2031[1]	1,450	1,512
MSCI, Inc. 3.25% 2033[1]	1,425	1,443
National Financial Partners Corp. 6.875% 2028[1]	639	642
Navient Corp. 5.50% 2023	2,701	2,816
Navient Corp. 5.875% 2024	1,720	1,836
Navient Corp. 6.125% 2024	1,267	1,352
Navient Corp. 5.00% 2027	2,883	2,943
Navient Corp. 4.875% 2028	320	320
Navient Corp. 5.50% 2029	830	829
Navient Corp. 5.625% 2033	1,778	1,696
OneMain Holdings, Inc. 7.125% 2026	1,335	1,524
Owl Rock Capital Corp. 3.75% 2025	900	933
Owl Rock Capital Corp. 3.375% 2026	390	397
Owl Rock Capital Corp. II 4.625% 2024[1]	750	786
Owl Rock Capital Corp. III 3.125% 2027[1]	600	587
Owl Rock Core Income Corp. 3.125% 2026[1]	550	532
PRA Group, Inc. 5.00% 2029[1]	450	452

228      American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Corporate bonds, notes & loans (continued)

Financials (continued)

Quicken Loans, LLC 3.625% 2029[1]	$455		$457
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	900		894
Springleaf Finance Corp. 6.125% 2024	367		389
Springleaf Finance Corp. 6.625% 2028	190		213
Springleaf Finance Corp. 5.375% 2029	183		199
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 1.50%) 7.25% PIK and 2.50% Cash 2025[2,3,4]	—	[9]	—	[9]

			73,763

Information technology 4.23%

Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,574		3,575
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	822		831
Avaya, Inc. 6.125% 2028[1]	490		520
Black Knight, Inc. 3.625% 2028[1]	1,315		1,315
BMC Software, Inc. 7.125% 2025[1]	225		236
BMC Software, Inc. 9.125% 2026[1]	240		251
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	1,850		1,869
Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,240		1,264
Booz Allen Hamilton, Inc. 4.00% 2029[1]	815		843
CA Magnum Holdings 5.375% 2026[1]	200		207
Conduent Business Services, LLC 6.00% 2029[1]	500		494
Dell, Inc. 5.40% 2040	300		340
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[2,3]	639		633
Diebold Nixdorf, Inc. 9.375% 2025[1]	4,700		5,066
Diebold, Inc. 8.50% 2024	1,534		1,536
Elastic NV 4.125% 2029[1]	350		347
Fair Isaac Corp. 4.00% 2028[1]	1,575		1,622
Gartner, Inc. 4.50% 2028[1]	1,635		1,710
Gartner, Inc. 3.75% 2030[1]	250		256
II-VI, Inc. 5.00% 2029[1]	525		537
II-VI, Inc., Term Loan B, (3-month USD-LIBOR + 2.75%) 3.25% 2028[2,3]	225		225
Imola Merger Corp. 4.75% 2029[1]	300		308
MicroStrategy, Inc. 6.125% 2028[1]	625		627
MoneyGram International, Inc. 5.375% 2026[1]	1,575		1,600
NCR Corp. 5.125% 2029[1]	2,675		2,774
Rocket Software, Inc. 6.50% 2029[1]	1,465		1,431
Sabre GLBL, Inc. 7.375% 2025[1]	48		50
Sabre Holdings Corp. 9.25% 2025[1]	548		620
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	599		599
Square, Inc. 2.75% 2026[1]	2,180		2,186
Square, Inc. 3.50% 2031[1]	1,540		1,581
Synaptics, Inc. 4.00% 2029[1]	375		381
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 2026[2,3]	470		468
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[2,3]	2,200		2,214
Unisys Corp. 6.875% 2027[1]	1,695		1,837
VeriSign, Inc. 5.25% 2025	132		146
Veritas Holdings, Ltd. 7.50% 2025[1]	2,140		2,218
Viavi Solutions, Inc. 3.75% 2029[1]	450		451
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	50		50
Xerox Corp. 5.00% 2025[1]	595		631
Xerox Corp. 5.50% 2028[1]	585		618

			44,467

Consumer staples 3.85%

Albertsons Companies, Inc. 3.50% 2029[1]	2,398		2,407
Albertsons Companies, Inc. 4.875% 2030[1]	335		362
B&G Foods, Inc. 5.25% 2025	612		626
B&G Foods, Inc. 5.25% 2027	1,428		1,478
Central Garden & Pet Co. 4.125% 2030	420		424

American Funds Insurance Series      229

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Consumer staples (continued)

Central Garden & Pet Co. 4.125% 2031[1]	$1,005	$1,012
Coty, Inc. 5.00% 2026[1]	700	722
Coty, Inc. 6.50% 2026[1]	520	537
Coty, Inc. 4.75% 2029[1]	1,675	1,705
Darling Ingredients, Inc. 5.25% 2027[1]	459	474
Edgewell Personal Care Co. 5.50% 2028[1]	275	292
Energizer Holdings, Inc. 4.375% 2029[1]	545	533
Fresh Market, Inc. 9.75% 2023[1]	120	124
Ingles Markets, Inc. 4.00% 2031[1]	345	348
Kraft Heinz Company 3.875% 2027	725	784
Kraft Heinz Company 5.00% 2042	500	623
Kraft Heinz Company 5.20% 2045	330	421
Kraft Heinz Company 4.375% 2046	1,701	1,996
Kraft Heinz Company 4.875% 2049	2,120	2,668
Kraft Heinz Company 5.50% 2050	1,210	1,642
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	1,740	1,721
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	2,900	2,738
Lamb Weston Holdings, Inc. 4.125% 2030[1]	2,880	2,960
Lamb Weston Holdings, Inc. 4.375% 2032[1]	550	568
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,3]	1,792	1,796
Performance Food Group, Inc. 4.25% 2029[1]	483	480
Post Holdings, Inc. 5.625% 2028[1]	569	604
Post Holdings, Inc. 5.50% 2029[1]	811	853
Post Holdings, Inc. 4.625% 2030[1]	3,605	3,678
Post Holdings, Inc. 4.50% 2031[1]	1,350	1,342
Prestige Brands International, Inc. 5.125% 2028[1]	103	107
Prestige Brands International, Inc. 3.75% 2031[1]	1,275	1,239
Simmons Foods, Inc. 4.625% 2029[1]	993	980
United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,823
US Foods, Inc. 4.625% 2030[1]	460	466

		40,533

Real estate 3.15%

Brookfield Property REIT, Inc. 5.75% 2026[1]	2,284	2,366
Diversified Healthcare Trust 4.375% 2031	725	697
Howard Hughes Corp. 5.375% 2028[1]	1,447	1,543
Howard Hughes Corp. 4.125% 2029[1]	2,643	2,682
Howard Hughes Corp. 4.375% 2031[1]	2,218	2,243
Iron Mountain, Inc. 4.875% 2027[1]	1,616	1,678
Iron Mountain, Inc. 5.00% 2028[1]	617	635
Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,265
Iron Mountain, Inc. 5.25% 2030[1]	2,610	2,755
Iron Mountain, Inc. 4.50% 2031[1]	1,050	1,063
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,905	2,975
Kennedy-Wilson Holdings, Inc. 4.75% 2030	2,515	2,553
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,565	2,646
Ladder Capital Corp. 5.25% 2025[1]	1,040	1,053
Ladder Capital Corp. 4.75% 2029[1]	100	103
Medical Properties Trust, Inc. 5.00% 2027	638	668
Medical Properties Trust, Inc. 3.50% 2031	239	242
Park Intermediate Holdings LLC 4.875% 2029[1]	1,440	1,475
Realogy Corp. 9.375% 2027[1]	740	800
Realogy Corp. 5.75% 2029[1]	740	760
Realogy Group LLC 7.625% 2025[1]	260	276
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	635	636
RLJ Lodging Trust, LP 4.00% 2029[1]	800	793
WeWork Companies, Inc. 7.875% 2025[1]	140	134
WeWork Companies, LLC 5.00% 2025[1]	1,260	1,095

		33,136

230      American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)

Utilities 3.03%

Alfa Desarrollo SpA 4.55% 2051[1]	$295	$292
AmeriGas Partners LP 5.75% 2027	297	329
Calpine Corp. 4.50% 2028[1]	150	156
Calpine Corp. 5.125% 2028[1]	518	527
Calpine Corp. 3.75% 2031[1]	500	483
Calpine Corp. 5.00% 2031[1]	1,000	1,001
DPL, Inc. 4.125% 2025	765	800
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	1,155	1,333
FirstEnergy Corp. 2.25% 2030	1,170	1,128
FirstEnergy Corp. 2.65% 2030	624	618
FirstEnergy Corp. 7.375% 2031	734	992
FirstEnergy Corp. 3.40% 2050	1,710	1,680
FirstEnergy Corp., Series C, 5.35% 2047[5]	550	655
FirstEnergy Transmission LLC 2.866% 2028[1]	325	326
FirstEnergy Transmission LLC 4.55% 2049[1]	100	114
Instituto Costarricense de Electricidad 6.75% 2031[1]	750	761
Inversiones Latin America Power 5.125% 2033[1]	310	298
NextEra Energy Partners LP 4.25% 2024[1]	122	127
NextEra Energy Partners LP 3.875% 2026[1]	92	98
NGL Energy Partners LP 7.50% 2026	1,150	987
NRG Energy, Inc. 3.375% 2029[1]	355	348
NRG Energy, Inc. 3.625% 2031[1]	1,130	1,104
Pacific Gas and Electric Co. 4.55% 2030	623	674
Pacific Gas and Electric Co. 3.95% 2047	500	483
Pacific Gas and Electric Co. 3.50% 2050	400	371
Pacific Gas and Electric Co. 4.95% 2050	350	382
PG&E Corp. 5.00% 2028	3,205	3,377
PG&E Corp. 5.25% 2030	3,280	3,446
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	251	249
Talen Energy Corp. 6.50% 2025	220	88
Talen Energy Corp. 10.50% 2026[1]	3,887	1,675
Talen Energy Corp. 7.25% 2027[1]	3,353	2,971
Talen Energy Corp. 6.625% 2028[1]	130	114
Talen Energy Supply, LLC 7.625% 2028[1]	1,849	1,648
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	1,970	2,047
Vistra Operations Co. LLC 3.55% 2024[1]	231	238

		31,920

Total corporate bonds, notes & loans		957,879

Asset-backed obligations 0.03%

Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,10]	295	292

Total bonds, notes & other debt instruments (cost: $948,481,000)		958,171

Convertible bonds & notes 0.06%

Communication services 0.05%

DISH DBS Corp., convertible notes, 3.375% 2026	635	602

Energy 0.01%

Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,4,7,8]	76	76

Total convertible bonds & notes (cost: $715,000)		678

American Funds Insurance Series      231

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Convertible stocks 0.08%

	Shares	Value (000)

Financials 0.04%

2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	$430

Utilities 0.04%

PG&E Corp., convertible preferred units, 5.50% 2023	3,350	387

Total convertible stocks (cost: $697,000)		817

Common stocks 5.33%

Health care 2.07%

Rotech Healthcare, Inc.[7,8,11,12]	201,793	21,794

Energy 1.61%

Chesapeake Energy Corp.	97,857	6,314
Oasis Petroleum, Inc.	32,568	4,103
Denbury, Inc.[11]	25,380	1,944
Weatherford International[11]	52,159	1,446
Civitas Resources, Inc.	25,725	1,260
California Resources Corp.	17,202	734
Ascent Resources - Utica LLC, Class A7,8,11,12	6,297,894	567
Diamond Offshore Drilling, Inc.[11]	82,188	349
Diamond Offshore Drilling, Inc.[1,7,11]	28,784	113
McDermott International, Ltd.[11]	107,875	44
Mesquite Energy, Inc.[7,8,11]	3,558	21

		16,895

Industrials 0.68%

New AMI I, LLC[7,8,11]	949,277	7,177

Consumer discretionary 0.48%

MYT Holding Co., Class B7,11	608,846	2,587
NMG Parent LLC[11]	15,965	2,427

		5,014

Materials 0.22%

Hexion Holdings Corp., Class B11	81,939	2,328

Financials 0.20%

Jonah Energy Parent LLC[7,8,11]	38,716	1,658
Navient Corp.	20,000	424

		2,082

Communication services 0.04%

iHeartMedia, Inc., Class A11	22,639	476

Information technology 0.03%

MoneyGram International, Inc.[11]	41,400	327

Total common stocks (cost: $28,466,000)		56,093

Preferred securities 0.28%

Consumer discretionary 0.21%

MYT Holdings LLC, Series A, preferred shares, 10.00% 2029	2,095,904	2,264

232      American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Preferred securities (continued)

	Shares	Value (000)

Industrials 0.07%

ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,11]	1,022	$719

Total preferred securities (cost: $2,933,000)		2,983

Rights & warrants 0.16%

Energy 0.08%

Chesapeake Energy Corp., Class B, warrants, expire 2026[11]	11,862	426
Chesapeake Energy Corp., Class A, warrants, expire 2026[11]	6,365	254
Chesapeake Energy Corp., Class C, warrants, expire 2026[11]	5,257	170

		850

Consumer discretionary 0.08%

NMG Parent LLC, warrants, expire 2027[7,11]	27,111	801

Total rights & warrants (cost: $1,983,000)		1,651

Short-term securities 1.64%

Money market investments 1.64%

Capital Group Central Cash Fund 0.09%[13,14]	172,360	17,238

Total short-term securities (cost: $17,234,000)		17,238

Total investment securities 98.59% (cost: $1,000,509,000)		1,037,631
Other assets less liabilities 1.41%		14,804

Net assets 100.00%		$1,052,435

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized depreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Short	24	March 2022	$(2,903)	$(12)
10 Year U.S. Treasury Note Futures	Short	120	March 2022	(15,656)	(184)
30 Year Ultra U.S. Treasury Bond Futures	Short	4	March 2022	(789)	(15)

					$(211)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 12/31/2021 (000)
CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	$8,014	$(733)	$(743)	$10
CDX.NA.IG.37	1.00%	Quarterly	12/20/2031	2,250	(22)	(18)	(4)

						$(761)	$6

American Funds Insurance Series      233

American High-Income Trust (formerly High-Income Bond Fund) (continued)

Investments in affiliates14

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)
Short-term securities 1.64%
Money market investments 1.64%
Capital Group Central Cash Fund 0.09%[13]	$33,493	$435,466	$451,723	$3	$(1)	$17,238	$20

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $684,751,000, which represented 65.06% of the net assets of the fund.

[2]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,950,000, which represented 3.70% of the net assets of the fund.

[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]	Step bond; coupon rate may change at a later date.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $43,912,000, which represented 4.17% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Security did not produce income during the last 12 months.
[12]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

[13]	Rate represents the seven-day yield at 12/31/2021.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$21,794	2.07%
Ascent Resources - Utica LLC, Class A	11/15/2016	302	567.05

Total private placement securities		$4,633	$22,361	2.12%

Key to abbreviations and symbol

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

234      American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 77.77%

	Principal amount (000)		Value (000)

Mortgage-backed obligations 53.22%

Federal agency mortgage-backed obligations 45.88%

Fannie Mae Pool #695412 5.00% 2033[1]	$—	[2]	$—	[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
Fannie Mae Pool #256583 5.00% 2036[1,3]	34		35
Fannie Mae Pool #889101 1.549% 2038[1,4]	31		32
Fannie Mae Pool #964279 2.095% 2038[1,4]	30		31
Fannie Mae Pool #964708 2.265% 2038[1,4]	4		4
Fannie Mae Pool #AC0794 5.00% 2039[1]	5		6
Fannie Mae Pool #931768 5.00% 2039[1]	1		2
Fannie Mae Pool #AL9335 2.07% 2040[1,4]	1,054		1,109
Fannie Mae Pool #932606 5.00% 2040[1]	4		4
Fannie Mae Pool #MA4387 2.00% 2041[1]	21		21
Fannie Mae Pool #AL9326 2.107% 2041[1,4]	1,189		1,252
Fannie Mae Pool #AL9327 2.108% 2041[1,4]	906		955
Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		7
Fannie Mae Pool #AE1248 5.00% 2041[1]	10		11
Fannie Mae Pool #AE1274 5.00% 2041[1]	8		9
Fannie Mae Pool #AE1277 5.00% 2041[1]	5		5
Fannie Mae Pool #AE1283 5.00% 2041[1]	3		3
Fannie Mae Pool #AE1290 5.00% 2042[1]	5		6
Fannie Mae Pool #AT3954 3.50% 2043[1]	3		3
Fannie Mae Pool #AT0300 3.50% 2043[1]	2		2
Fannie Mae Pool #AY1829 3.50% 2044[1]	2		2
Fannie Mae Pool #AW8240 3.50% 2044[1]	1		1
Fannie Mae Pool #BJ5015 4.00% 2047[1]	50		54
Fannie Mae Pool #BH3122 4.00% 2047[1]	1		1
Fannie Mae Pool #BM4488 3.376% 2048[1,4]	442		457
Fannie Mae Pool #BK6840 4.00% 2048[1]	31		34
Fannie Mae Pool #BK5232 4.00% 2048[1]	23		25
Fannie Mae Pool #BK9743 4.00% 2048[1]	9		10
Fannie Mae Pool #BK9761 4.50% 2048[1]	5		6
Fannie Mae Pool #BJ8402 3.456% 2049[1,4]	73		76
Fannie Mae Pool #CA5496 3.00% 2050[1]	1,621		1,711
Fannie Mae Pool #FM9492 2.50% 2051[1]	499		515
Fannie Mae Pool #FM9804 2.50% 2051[1]	271		280
Fannie Mae Pool #FM9694 2.50% 2051[1]	249		258
Fannie Mae Pool #CB0041 3.00% 2051[1]	232		246
Fannie Mae Pool #BF0379 3.50% 2059[1]	181		196
Fannie Mae Pool #BF0497 3.00% 2060[1]	62		66
Fannie Mae Pool #BF0481 3.50% 2060[1]	211		229
Freddie Mac Pool #A18781 5.00% 2034[1]	787		889
Freddie Mac Pool #C91883 4.00% 2036[1,3]	2,511		2,734
Freddie Mac Pool #840222 2.13% 2040[1,4]	288		303
Freddie Mac Pool #Q15874 4.00% 2043[1]	2		2
Freddie Mac Pool #760014 2.843% 2045[1,4]	449		465
Freddie Mac Pool #760012 3.113% 2045[1,4]	43		44
Freddie Mac Pool #760013 3.169% 2045[1,4]	31		33
Freddie Mac Pool #760015 2.627% 2047[1,4]	83		86
Freddie Mac Pool #Q52069 3.50% 2047[1]	36		39
Freddie Mac Pool #Q47615 3.50% 2047[1]	21		23
Freddie Mac Pool #Q56599 4.00% 2048[1]	37		41
Freddie Mac Pool #Q56175 4.00% 2048[1]	25		27
Freddie Mac Pool #Q55971 4.00% 2048[1]	25		27
Freddie Mac Pool #Q55970 4.00% 2048[1]	12		14
Freddie Mac Pool #Q58411 4.50% 2048[1]	73		80
Freddie Mac Pool #Q58436 4.50% 2048[1]	33		36
Freddie Mac Pool #Q58378 4.50% 2048[1]	26		29
Freddie Mac Pool #RA1339 3.00% 2049[1]	1,865		1,956
Freddie Mac Pool #QA2748 3.50% 2049[1]	24		26
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	938		969

American Funds Insurance Series      235

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	$927	$956
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	725	748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	111	118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	603	632
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	3,482	3,664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	1,851	1,921
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	1,570	1,669
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	868	918
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	35	37
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	21	23
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	4,493	4,635
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,246	1,280
Government National Mortgage Assn. 2.50% 2052[1,5]	5,001	5,100
Government National Mortgage Assn. 2.50% 2052[1,5]	1,015	1,040
Government National Mortgage Assn. 3.00% 2052[1,5]	2,967	3,070
Government National Mortgage Assn. 3.50% 2052[1,5]	37	39
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	808	868
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	564	597
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	569	603
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	57	58
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	106	120
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	86	88
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	12	13
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	175	188
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	85	90
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	204	207
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	139	141
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	230	240
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	93	97
Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	518	558
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,272	1,406
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	208	217
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[1,3]	2,928	3,034
Government National Mortgage Assn. Pool #AO0409 4.615% 2065[1]	164	172
Government National Mortgage Assn. Pool #AN1825 4.631% 2065[1]	294	308
Government National Mortgage Assn. Pool #AO0461 4.625% 2065[1]	85	89
Government National Mortgage Assn. Pool #AO0385 4.512% 2066[1]	675	711
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	2	2
Uniform Mortgage-Backed Security 1.50% 2037[1,5]	414	415
Uniform Mortgage-Backed Security 1.50% 2037[1,5]	271	271
Uniform Mortgage-Backed Security 2.00% 2037[1,5]	772	791
Uniform Mortgage-Backed Security 2.00% 2037[1,5]	693	708
Uniform Mortgage-Backed Security 2.50% 2037[1,5]	300	310
Uniform Mortgage-Backed Security 2.00% 2052[1,5]	22,285	22,122
Uniform Mortgage-Backed Security 2.00% 2052[1,5]	18,496	18,399
Uniform Mortgage-Backed Security 2.50% 2052[1,5]	26,254	26,662
Uniform Mortgage-Backed Security 2.50% 2052[1,5]	11,911	12,123

236      American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Uniform Mortgage-Backed Security 3.00% 2052[1,5]	$4,968	$5,140
Uniform Mortgage-Backed Security 3.50% 2052[1,5]	11,555	12,165
Uniform Mortgage-Backed Security 4.50% 2052[1,5]	2,938	3,148

		153,400

Collateralized mortgage-backed obligations (privately originated) 5.66%

Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,4,6]	675	672
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	505	506
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,6]	423	422
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]	1,384	1,383
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2061[1,4,6]	159	159
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]	594	597
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,4,6]	701	703
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,4,6]	471	469
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.902% 2053[1,4,6]	583	581
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.002% 2053[1,4,6]	809	809
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.852% 2055[1,4,6]	210	210
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[1,4,6]	2,925	2,923
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.101% 2023[1,4,6]	750	751
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,4,6]	2,250	2,252
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[1,4,6]	1,177	1,177
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.852% 2055[1,4,6]	1,021	1,020
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.802% 2055[1,4,6]	768	765
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,6]	620	619
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	464	465
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.752% 2054[1,4,6]	1,317	1,318
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.802% 2054[1,4,6]	375	375
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	206	208
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.702% 2057[1,4,6]	18	18
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	536	535

		18,937

Commercial mortgage-backed securities 1.68%

BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[1,4,6]	1,215	1,212
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 0.848% 2036[1,4,6]	255	255
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[1,4,6]	1,006	1,006
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 2038[1,4,6]	1,174	1,169
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[1,4,6]	368	369
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[1,4,6]	575	576

American Funds Insurance Series	237

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)

MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.911% 2026[1,4,6]	$273	$273
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.01% 2038[1,4,6]	100	100
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[1,4,6]	664	662

		5,622

Total mortgage-backed obligations		177,959

U.S. Treasury bonds & notes 20.45%

U.S. Treasury 14.63%

U.S. Treasury 0.125% 2023	650	647
U.S. Treasury 0.125% 2023	560	556
U.S. Treasury 0.125% 2023	190	188
U.S. Treasury 0.125% 2023	175	174
U.S. Treasury 0.375% 2023	5,235	5,205
U.S. Treasury 0.50% 2023	625	623
U.S. Treasury 0.375% 2025	490	475
U.S. Treasury 0.375% 2025	200	194
U.S. Treasury 0.50% 2026	1,750	1,701
U.S. Treasury 0.75% 2026[3]	7,592	7,451
U.S. Treasury 0.75% 2026	560	548
U.S. Treasury 0.875% 2026	485	477
U.S. Treasury 1.25% 2026	1,955	1,955
U.S. Treasury 1.00% 2028	375	365
U.S. Treasury 1.125% 2028	2,000	1,972
U.S. Treasury 1.25% 2028	5,975	5,925
U.S. Treasury 1.25% 2028	415	411
U.S. Treasury 1.50% 2028	150	151
U.S. Treasury 0.625% 2030	1,000	933
U.S. Treasury 1.125% 2031	2,525	2,451
U.S. Treasury 1.25% 2031	713	698
U.S. Treasury 1.375% 2031	930	918
U.S. Treasury 1.375% 2040	380	346
U.S. Treasury 1.875% 2041	1,750	1,732
U.S. Treasury 1.25% 2050	1,730	1,472
U.S. Treasury 1.375% 2050	6,000	5,267
U.S. Treasury 1.625% 2050[3]	5,095	4,754
U.S. Treasury 1.875% 2051	55	55
U.S. Treasury 2.00% 2051	1,250	1,276

		48,920

U.S. Treasury inflation-protected securities 5.82%

U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	2,909	3,007
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	1,922	2,023
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	719	753
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	1,169	1,248
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	315	337
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	892	952
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	1,114	1,187
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	171	184
U.S. Treasury Inflation-Protected Security 0.375% 2025[7]	391	425
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	941	1,024
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	3,983	4,460
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	139	215
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,7]	1,375	1,738
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	1,346	1,911

		19,464

Total U.S. Treasury bonds & notes		68,384

238	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Asset-backed obligations 3.72%

Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[1,4,6]	$221	$221
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[1,4,6]	250	250
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[1,4,6]	250	250
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	80	79
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]	91	90
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	195	195
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[1,4,6]	250	250
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	520	516
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	100	98
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	812	798
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,6]	275	273
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[1,4,6]	243	243
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	551	554
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	536	531
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,6]	285	281
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[1,4,6]	187	187
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	159	157
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,6]	182	181
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	378	373
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]	244	240
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[1,6]	298	297
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.844% 2062[1,4,6]	690	693
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	466	459
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]	1,361	1,343
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]	1,430	1,404
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[1,4,6]	250	250
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,6]	594	591
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,4,6]	105	106
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.102% 2027[1,4,6]	246	246
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[1,4,6]	198	198
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[1,4,6]	250	250
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,6]	98	95
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,4,6]	250	250
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,4,6]	250	250
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[1,4,6]	250	250

		12,449

Bonds & notes of governments & government agencies outside the U.S. 0.22%

CPPIB Capital, Inc. 0.875% 2026[6]	320	310
Oesterreichische Kontrollbank AG 0.50% 2024	195	192
Ontario Teachers’ Finance Trust 0.875% 2026[6]	250	244

		746

Federal agency bonds & notes 0.09%

Fannie Mae 0.875% 2030	300	283

American Funds Insurance Series	239

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount	Value
	(000)	(000)

Corporate bonds, notes & loans 0.07%

Communication services 0.07%

SBA Tower Trust 1.631% 2026[6]	$253	$249

Total bonds, notes & other debt instruments (cost: $259,300,000)		260,070

	Weighted average yield at acquisition

Short-term securities 52.63%

Federal agency bills & notes 31.70%

Fannie Mae 3/9/2022	0.053%	2,500	2,500
Federal Farm Credit Banks 1/24/2022	0.040	5,000	5,000
Federal Farm Credit Banks 2/23/2022	0.050	2,000	2,000
Federal Farm Credit Banks 2/28/2022	0.050	8,000	7,999
Federal Farm Credit Banks 4/11/2022	0.050	3,000	2,999
Federal Farm Credit Banks 5/18/2022	0.050	5,000	4,997
Federal Farm Credit Banks 5/25/2022	0.070	1,600	1,599
Federal Farm Credit Banks 6/7/2022	0.060	5,000	4,996
Federal Home Loan Bank 1/21/2022	0.045	11,000	10,999
Federal Home Loan Bank 1/28/2022	0.048	8,000	7,999
Federal Home Loan Bank 2/2/2022	0.050	5,000	5,000
Federal Home Loan Bank 2/9/2022	0.049	20,000	19,999
Federal Home Loan Bank 2/16/2022	0.050	8,000	7,999
Federal Home Loan Bank 3/3/2022	0.050	1,900	1,900
Federal Home Loan Bank 3/11/2022	0.045	6,000	5,999
Federal Home Loan Bank 3/16/2022	0.050	3,000	2,999
Federal Home Loan Bank 3/23/2022	0.040	2,000	2,000
Federal Home Loan Bank 3/25/2022	0.062	2,000	2,000
Tennessee Valley Authority 1/12/2022	0.036	7,000	7,000

			105,984

Commercial paper 17.82%

Amazon.com, Inc. 1/10/2022[6]	0.049	9,000	9,000
Apple, Inc. 1/4/2022[6]	0.050	5,000	5,000
Apple, Inc. 1/13/2022[6]	0.050	3,000	3,000
BofA Securities, Inc. 2/1/2022[6]	0.120	3,000	3,000
Chariot Funding, LLC 1/24/2022[6]	0.130	1,000	1,000
Cisco Systems, Inc. 3/8/2022[6]	0.120	6,000	5,998
Cisco Systems, Inc. 3/10/2022[6]	0.120	2,800	2,799
Coca-Cola Co. 2/16/2022[6]	0.070	4,800	4,800
Coca-Cola Co. 4/5/2022[6]	0.080	5,000	4,999
CRC Funding, LLC 1/14/2022[6]	0.100	9,000	9,000
Paccar Financial Corp. 1/21/2022	0.090	2,000	2,000
Procter & Gamble Co. 1/7/2022[6]	0.070	8,000	8,000
Victory Receivables Corp. 1/3/2022[6]	0.050	1,000	1,000

			59,596

240	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities (continued)

	Weighted average yield at acquisition	Principal amount (000)	Value (000)

U.S. Treasury bills 3.11%

U.S. Treasury 5/12/2022	0.061%	$4,500	$4,498
U.S. Treasury 5/19/2022	0.060	5,900	5,898

			10,396

Total short-term securities (cost: $175,985,000)			175,976

Total investment securities 130.40% (cost: $435,285,000)			436,046
Other assets less liabilities (30.40)%			(101,648)

Net assets 100.00%			$334,398

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	1	March 2022	$218	$—	[2]
5 Year U.S. Treasury Note Futures	Long	18	March 2022	2,178	11
10 Year U.S. Treasury Note Futures	Long	84	March 2022	10,959	82
10 Year Ultra U.S. Treasury Note Futures	Short	50	March 2022	(7,322)	(109)
20 Year U.S. Treasury Bond Futures	Long	8	March 2022	1,284	11
30 Year Ultra U.S. Treasury Bond Futures	Long	2	March 2022	394	9

					$4

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay				Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)	12/31/2021 (000)	paid (000)	at 12/31/2021 (000)
3-month USD-LIBOR	Quarterly	0.243%	Semi-annual	5/2/2024	$33,400	$598	$22	$576
3-month USD-LIBOR	Quarterly	0.32%	Semi-annual	9/23/2025	3,600	123	—	123
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	5,700	1,057	16	1,041
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	3,000	635	—	635

							$38	$2,375

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,311,000, which represented .39% of the net assets of the fund.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $95,212,000, which represented 28.47% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.

American Funds Insurance Series	241

American Funds Mortgage Fund (continued)

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

242	American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio December 31, 2021

Short-term securities 97.89%

	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 68.84%

Amazon.com, Inc. 1/26/2022[1]	0.050%	$9,700	$9,700
Apple, Inc. 1/4/2022[1]	0.050	4,000	4,000
Atlantic Asset Securitization, LLC 1/20/2022[1]	0.116	9,000	8,999
British Columbia (Province of) 1/10/2022	0.070	700	700
British Columbia (Province of) 1/18/2022	0.070	7,000	7,000
CAFCO, LLC 3/7/2022[1]	0.150	10,000	9,996
Caisse d’Amortissement de la Dette Sociale 2/8/2022	0.120	2,900	2,900
Caisse des Dépôts et Consignations 1/10/2022	0.100	2,000	2,000
Canadian Imperial Bank of Commerce 1/7/2022[1]	0.059	9,500	9,500
Coca-Cola Co. 2/15/2022[1]	0.070	9,500	9,499
DBS Bank, Ltd. 4/1/2022[1]	0.198	9,000	8,994
Equinor ASA 1/3/2022[1]	0.070	4,700	4,700
Equinor ASA 2/23/2022[1]	0.150	5,000	4,999
FMS Wertmanagement 2/18/2022[1]	0.114	5,000	4,999
KfW 2/10/2022[1]	0.135	1,202	1,202
Komatsu Finance America, Inc. 1/20/2022[1]	0.130	7,000	7,000
Longship Funding, LLC 1/14/2022[1]	0.080	1,300	1,300
LVMH Moët Hennessy Louis Vuitton, Inc. 1/21/2022[1]	0.078	9,000	9,000
Manhattan Asset Funding Company, LLC 2/28/2022[1]	0.200	9,000	8,997
Mizuho Bank, Ltd. 1/19/2022[1]	0.115	9,000	9,000
Nestlé Capital Corp. 1/6/2022[1]	0.070	4,450	4,450
Nestlé Finance International, Ltd. 1/21/2022[1]	0.070	3,000	3,000
Oesterreichische Kontrollbank AG 1/18/2022	0.105	5,000	5,000
OMERS Finance Trust 1/20/2022	0.090	9,170	9,169
OMERS Finance Trust 1/25/2022	0.120	3,906	3,906
Oversea-Chinese Banking Corp., Ltd. 1/27/2022[1]	0.140	7,000	6,999
Procter & Gamble Co. 1/4/2022[1]	0.050	10,000	10,000
Québec (Province of) 1/18/2022[1]	0.070	10,000	10,000
Starbird Funding Corp. 1/3/2022[1]	0.060	2,200	2,200
Sumitomo Mitsui Trust Bank, Ltd. 2/16/2022[1]	0.170	7,300	7,299
TotalEnergies Capital Canada, Ltd. 2/28/2022[1]	0.140	9,500	9,498
Toyota Industries Commercial Finance, Inc. 1/12/2022[1]	0.096	9,000	9,000
Toyota Motor Credit Corp. 2/22/2022	0.157	5,000	4,999
United Overseas Bank, Ltd. 3/10/2022[1]	0.175	10,000	9,997
Victory Receivables Corp. 2/9/2022[1]	0.150	9,000	8,998

			229,000

U.S. Treasury bills 17.73%

U.S. Treasury 2/3/2022	0.050	20,000	19,999
U.S. Treasury 3/3/2022	0.051	5,000	5,000
U.S. Treasury 3/8/2022	0.051	5,000	5,000
U.S. Treasury 3/22/2022	0.053	10,000	9,999
U.S. Treasury 4/21/2022	0.064	9,000	8,998
U.S. Treasury 4/26/2022	0.101	10,000	9,998

			58,994

Federal agency bills & notes 11.32%

Federal Farm Credit Banks 3/4/2022	0.050	5,000	4,999
Federal Home Loan Bank 1/12/2022	0.043	2,700	2,700
Federal Home Loan Bank 1/26/2022	0.040	15,000	14,999
Federal Home Loan Bank 2/9/2022	0.040	3,400	3,400

American Funds Insurance Series      243

Ultra-Short Bond Fund (continued)

Short-term securities (continued)

	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Federal agency bills & notes (continued)

Federal Home Loan Bank 2/25/2022	0.044%	$5,000	$5,000
Federal Home Loan Bank 3/2/2022	0.049	2,900	2,900
Federal Home Loan Bank 3/23/2022	0.065	3,650	3,649

			37,647

Total short-term securities (cost: $325,639,000)			325,641

Total investment securities 97.89% (cost: $325,639,000)			325,641
Other assets less liabilities 2.11%			7,020

Net assets 100.00%			$332,661

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $193,327,000, which represented 58.12% of the net assets of the fund.

See notes to financial statements.

244      American Funds Insurance Series

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund)

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 74.13%

	Principal amount (000)		Value (000)

U.S. Treasury bonds & notes 50.24%

U.S. Treasury inflation-protected securities 26.42%
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	$71,956		$73,784
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	22,300		22,642
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	6,475		6,492
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	27,843		28,781
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	30,460		32,057
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	61,487		64,331
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	45,202		48,314
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	32,535		34,717
U.S. Treasury Inflation-Protected Security 0.50% 2024[1]	5,313		5,669
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	17,446		18,589
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	16,973		18,316
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	11,026		11,805
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	54,760		59,587
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	33,827		36,815
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	25,892		27,957
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	22,693		24,967
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	6,768		7,572
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	9,038		10,120
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	841		945
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	391		606
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	8,799		11,121
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	4,931		6,133
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	5,165		7,333
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]	339		411
U.S. Treasury Inflation-Protected Security 0.125% 2051[1]	10,998		13,026

			572,090

U.S. Treasury 23.82%

U.S. Treasury 0.50% 2023	2,160		2,152
U.S. Treasury 2.125% 2023	—	[3]	—	[3]
U.S. Treasury 0.375% 2024	28,000		27,610
U.S. Treasury 0.375% 2024	4,500		4,441
U.S. Treasury 0.625% 2024	37,735		37,437
U.S. Treasury 0.75% 2024	44,280		44,041
U.S. Treasury 0.25% 2025	10,042		9,741
U.S. Treasury 0.25% 2025	4,000		3,875
U.S. Treasury 0.375% 2025	2,190		2,124
U.S. Treasury 0.375% 2025	1,017		987
U.S. Treasury 0.875% 2026	31,816		31,270
U.S. Treasury 1.125% 2026	15,060		14,969
U.S. Treasury 1.25% 2026	7,885		7,883
U.S. Treasury 1.25% 2026	1,595		1,595
U.S. Treasury 1.625% 2026	10,000		10,176
U.S. Treasury 0.50% 2027	54		52
U.S. Treasury 1.125% 2028	450		444
U.S. Treasury 1.25% 2028	12,328		12,224
U.S. Treasury 0.625% 2030	1,175		1,096
U.S. Treasury 1.25% 2031	35,733		34,949
U.S. Treasury 1.375% 2031	4,245		4,192
U.S. Treasury 1.125% 2040	9,875		8,625
U.S. Treasury 1.125% 2040	7,000		6,140
U.S. Treasury 1.75% 2041	37,690		36,536
U.S. Treasury 2.25% 2041	900		945
U.S. Treasury 2.50% 2046	5,400		5,980
U.S. Treasury 2.50% 2046	3,900		4,316
U.S. Treasury 2.875% 2046	2,700		3,201
U.S. Treasury 2.25% 2049	1,635		1,753
U.S. Treasury 2.375% 2049	11,925		13,126
U.S. Treasury 2.875% 2049	26,000		31,374

American Funds Insurance Series      245

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)

U.S. Treasury 1.25% 2050	$27,680	$23,549
U.S. Treasury 1.375% 2050	12,605	11,066
U.S. Treasury 1.625% 2050[2]	55,205	51,515
U.S. Treasury 1.875% 2051	17,152	17,001
U.S. Treasury 1.875% 2051	2,794	2,775
U.S. Treasury 2.00% 2051[2]	44,898	45,827
U.S. Treasury 2.375% 2051	780	863

		515,850

Total U.S. Treasury bonds & notes		1,087,940

Federal agency bonds & notes 12.75%

Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	395	409
Fannie Mae 2.875% 2023	36,000	37,341
Fannie Mae 0.625% 2025	10,000	9,862
Fannie Mae 0.75% 2027	2,900	2,805
Fannie Mae 0.875% 2030	8,600	8,115
Fannie Mae 7.125% 2030	2,000	2,837
Federal Farm Credit Banks 0.375% 2022	1,500	1,501
Federal Home Loan Bank 0.50% 2023	35,000	34,854
Federal Home Loan Bank 3.375% 2023	16,715	17,462
Federal Home Loan Bank 3.25% 2028	6,500	7,262
Federal Home Loan Bank 5.50% 2036	300	437
Private Export Funding Corp. 3.55% 2024	3,190	3,367
Private Export Funding Corp. 1.40% 2028	3,000	2,960
Tennessee Valley Authority 1.875% 2022	14,017	14,158
Tennessee Valley Authority 0.75% 2025	3,700	3,657
Tennessee Valley Authority 2.875% 2027	5,000	5,379
Tennessee Valley Authority 1.50% 2031	7,000	6,904
Tennessee Valley Authority 4.65% 2035	1,780	2,311
Tennessee Valley Authority 5.88% 2036	875	1,274
Tennessee Valley Authority, Series A, 4.625% 2060	250	378
TVA Southaven 3.846% 2033	1,002	1,105
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,373
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	1,250	1,351
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	41,934
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,625
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,303	2,622
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,074
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,549
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,359
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,768
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,758
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,055
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,049
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,785
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,660
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,619
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,518
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,185
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	692
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	790	887
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	646	741

		275,982

246	American Funds Insurance Series

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Mortgage-backed obligations 11.14%

Federal agency mortgage-backed obligations 11.14%

Fannie Mae Pool #695412 5.00% 2033[4]	$1		$1
Fannie Mae Pool #AD3566 5.00% 2035[4]	8		8
Fannie Mae Pool #MA2746 4.00% 2036[4]	1,762		1,918
Fannie Mae Pool #MA2588 4.00% 2036[4]	867		940
Fannie Mae Pool #256860 6.50% 2037[4]	13		15
Fannie Mae Pool #888698 7.00% 2037[4]	24		28
Fannie Mae Pool #256828 7.00% 2037[4]	3		3
Fannie Mae Pool #970343 6.00% 2038[4]	15		15
Fannie Mae Pool #AC0794 5.00% 2039[4]	21		23
Fannie Mae Pool #931768 5.00% 2039[4]	6		6
Fannie Mae Pool #932606 5.00% 2040[4]	16		18
Fannie Mae Pool #AJ1873 4.00% 2041[4]	27		30
Fannie Mae Pool #AI1862 5.00% 2041[4]	470		532
Fannie Mae Pool #AI3510 5.00% 2041[4]	289		328
Fannie Mae Pool #AJ0704 5.00% 2041[4]	246		279
Fannie Mae Pool #AJ5391 5.00% 2041[4]	156		177
Fannie Mae Pool #AE1248 5.00% 2041[4]	39		44
Fannie Mae Pool #AE1277 5.00% 2041[4]	19		21
Fannie Mae Pool #AE1283 5.00% 2041[4]	10		11
Fannie Mae Pool #AE1290 5.00% 2042[4]	22		25
Fannie Mae Pool #AT7161 3.50% 2043[4]	52		56
Fannie Mae Pool #AT3954 3.50% 2043[4]	12		13
Fannie Mae Pool #AT0300 3.50% 2043[4]	7		8
Fannie Mae Pool #BM6240 2.05% 2044[4,5]	607		638
Fannie Mae Pool #AY1829 3.50% 2044[4]	8		8
Fannie Mae Pool #AW8240 3.50% 2044[4]	4		4
Fannie Mae Pool #BE5017 3.50% 2045[4]	69		74
Fannie Mae Pool #BE8740 3.50% 2047[4]	65		69
Fannie Mae Pool #BE8742 3.50% 2047[4]	20		22
Fannie Mae Pool #BH2846 3.50% 2047[4]	8		9
Fannie Mae Pool #BH2848 3.50% 2047[4]	7		8
Fannie Mae Pool #BH2847 3.50% 2047[4]	5		6
Fannie Mae Pool #BJ5015 4.00% 2047[4]	199		217
Fannie Mae Pool #BH3122 4.00% 2047[4]	5		6
Fannie Mae Pool #BM3788 3.50% 2048[4]	3,895		4,192
Fannie Mae Pool #BJ4901 3.50% 2048[4]	48		52
Fannie Mae Pool #BK6840 4.00% 2048[4]	126		138
Fannie Mae Pool #BK5232 4.00% 2048[4]	92		100
Fannie Mae Pool #BK9743 4.00% 2048[4]	37		40
Fannie Mae Pool #CA1909 4.50% 2048[4]	28		30
Fannie Mae Pool #BK9761 4.50% 2048[4]	21		22
Fannie Mae Pool #CA4151 3.50% 2049[4]	673		730
Fannie Mae Pool #FM1062 3.50% 2049[4]	541		585
Fannie Mae Pool #FM1443 3.50% 2049[4]	399		430
Fannie Mae Pool #BJ8411 3.50% 2049[4]	133		143
Fannie Mae Pool #FM2179 3.00% 2050[4]	4,998		5,260
Fannie Mae Pool #FM3834 4.50% 2050[4]	1,225		1,313
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	—	[3]	—	[3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[4,5]	—	[3]	—	[3]
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	2		2
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	128		128
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.123% 2023[4,5]	457		470
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.489% 2024[4,5]	675		702
Freddie Mac Pool #1H1354 2.34% 2036[4,5]	88		94
Freddie Mac Pool #C03518 5.00% 2040[4]	342		385
Freddie Mac Pool #G06459 5.00% 2041[4]	856		971
Freddie Mac Pool #841039 2.186% 2043[4,5]	557		587
Freddie Mac Pool #Q19133 3.50% 2043[4]	37		40
Freddie Mac Pool #Q17696 3.50% 2043[4]	35		37

American Funds Insurance Series	247

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Freddie Mac Pool #Q23190 4.00% 2043[4]	$181	$198
Freddie Mac Pool #Q15874 4.00% 2043[4]	7	7
Freddie Mac Pool #Q28558 3.50% 2044[4]	229	247
Freddie Mac Pool #760014 2.843% 2045[4,5]	359	372
Freddie Mac Pool #Q52069 3.50% 2047[4]	99	106
Freddie Mac Pool #Q47615 3.50% 2047[4]	57	61
Freddie Mac Pool #Q54701 3.50% 2048[4]	66	71
Freddie Mac Pool #Q54709 3.50% 2048[4]	61	65
Freddie Mac Pool #Q54700 3.50% 2048[4]	49	53
Freddie Mac Pool #Q54781 3.50% 2048[4]	47	51
Freddie Mac Pool #Q54782 3.50% 2048[4]	47	50
Freddie Mac Pool #Q56590 3.50% 2048[4]	33	35
Freddie Mac Pool #Q54699 3.50% 2048[4]	26	28
Freddie Mac Pool #Q56589 3.50% 2048[4]	24	25
Freddie Mac Pool #Q54831 3.50% 2048[4]	19	21
Freddie Mac Pool #Q54698 3.50% 2048[4]	20	21
Freddie Mac Pool #G67711 4.00% 2048[4]	1,754	1,920
Freddie Mac Pool #Q56599 4.00% 2048[4]	149	164
Freddie Mac Pool #Q56175 4.00% 2048[4]	101	110
Freddie Mac Pool #Q55971 4.00% 2048[4]	98	107
Freddie Mac Pool #Q58411 4.50% 2048[4]	292	321
Freddie Mac Pool #Q58436 4.50% 2048[4]	132	146
Freddie Mac Pool #Q58378 4.50% 2048[4]	105	114
Freddie Mac Pool #ZT0522 4.50% 2048[4]	30	32
Freddie Mac Pool #ZS4774 4.50% 2048[4]	28	30
Freddie Mac Pool #RA1463 3.50% 2049[4]	473	513
Freddie Mac Pool #QA0284 3.50% 2049[4]	256	276
Freddie Mac Pool #RA1580 3.50% 2049[4]	238	258
Freddie Mac Pool #QA2748 3.50% 2049[4]	66	71
Freddie Mac Pool #RA2236 4.50% 2049[4]	364	391
Freddie Mac Pool #SD0726 2.50% 2051[4]	15,847	16,330
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.510% 2023[4,5]	3	3
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	86	87
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	701	708
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	194	199
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[4,5]	2,565	2,660
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[4]	2,745	2,845
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	1,363	1,433
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[4]	4,698	4,915
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[4]	736	802
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	6,240	6,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	5,584	5,761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	5,576	5,751
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	1,815	1,878
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	365	388
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	1,977	2,072
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	3,334	3,508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	5,853	6,191
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	3,976	4,126

248	American Funds Insurance Series

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) (continued)

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)

Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	$2,116	$2,251
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	805	834
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	3,566	3,721
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	2,171	2,297
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	1,006	1,046
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	834	882
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	461	487
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	4,009	4,140
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	25,841	26,654
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	6,099	6,269
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	7,504	7,746
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	2,491	2,509
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	535	522
Government National Mortgage Assn. 2.50% 2052[4,6]	12,966	13,224
Government National Mortgage Assn. 2.50% 2052[4,6]	2,632	2,695
Government National Mortgage Assn. 4.50% 2052[4,6]	3,000	3,169
Government National Mortgage Assn. Pool #698668 5.50% 2038[4]	63	69
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	25	28
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	112	130
Government National Mortgage Assn. Pool #004269 6.50% 2038[4]	197	233
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	233	270
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	106	120
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	3,345	3,820
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	636	685
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	1,124	1,239
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[4]	23	24
Government National Mortgage Assn. Pool #MA1012 3.50% 2043[4]	781	837
Uniform Mortgage-Backed Security 1.50% 2037[4,6]	5,937	5,942
Uniform Mortgage-Backed Security 1.50% 2037[4,6]	3,878	3,889
Uniform Mortgage-Backed Security 2.00% 2037[4,6]	1,713	1,755
Uniform Mortgage-Backed Security 2.00% 2037[4,6]	1,537	1,571
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	2,860	2,845
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	1,991	1,976
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	8,337	8,467
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	3,961	4,032
Uniform Mortgage-Backed Security 3.00% 2052[4,6]	1,102	1,140
Uniform Mortgage-Backed Security 3.50% 2052[4,6]	27,398	28,845
Uniform Mortgage-Backed Security 4.50% 2052[4,6]	800	857

		241,199

Total bonds, notes & other debt instruments (cost: $1,586,413,000)		1,605,121

American Funds Insurance Series	249

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) (continued)

Short-term securities 26.59%

	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 17.68%

Amazon.com, Inc. 1/24/2022[7]	0.048%	$18,000	$17,999
Amazon.com, Inc. 1/26/2022[7]	0.050	10,600	10,600
Apple, Inc. 1/5/2022[7]	0.050	14,000	14,000
Apple, Inc. 1/12/2022[7]	0.060	20,000	20,000
Apple, Inc. 1/13/2022[7]	0.050	10,100	10,100
Chariot Funding, LLC 1/14/2022[7]	0.120	10,000	10,000
Chariot Funding, LLC 1/20/2022[7]	0.100	25,000	24,999
Chariot Funding, LLC 1/24/2022[7]	0.130	4,000	4,000
Chariot Funding, LLC 2/1/2022[7]	0.130	10,000	9,999
CHARTA, LLC 1/18/2022[7]	0.100	20,000	19,999
Cisco Systems, Inc. 3/8/2022[7]	0.120	30,100	30,093
Cisco Systems, Inc. 3/10/2022[7]	0.120	14,100	14,097
Coca-Cola Co. 2/15/2022[7]	0.070	5,500	5,499
Coca-Cola Co. 2/16/2022[7]	0.070	8,500	8,499
Coca-Cola Co. 4/5/2022[7]	0.100	25,000	24,995
CRC Funding, LLC 3/3/2022[7]	0.130	20,000	19,993
Manhattan Asset Funding Company LLC 3/16/2022[7]	0.210	21,112	21,102
Procter & Gamble Co. 1/21/2022[7]	0.060	30,000	29,999
Procter & Gamble Co. 2/23/2022[7]	0.070	19,000	18,998
Starbird Funding Corp. 1/3/2022[7]	0.060	53,800	53,800
Victory Receivables Corp. 1/3/2022[7]	0.050	14,000	14,000

			382,771

Federal agency bills & notes 8.91%

Federal Farm Credit Bank 3/2/2022	0.050	6,000	5,999
Federal Farm Credit Bank 4/1/2022	0.060	25,000	24,994
Federal Farm Credit Bank 4/6/2022	0.050	5,000	4,999
Federal Farm Credit Bank 4/8/2022	0.060	20,000	19,994
Federal Home Loan Bank 1/21/2022	0.045	10,000	9,999
Federal Home Loan Bank 2/2/2022	0.050	25,000	24,999
Federal Home Loan Bank 2/4/2022	0.050	40,000	39,998
Federal Home Loan Bank 2/9/2022	0.049	25,000	24,998
Federal Home Loan Bank 3/4/2022	0.047	11,100	11,099
Federal Home Loan Bank 3/23/2022	0.040	26,000	25,996

			193,075

Total short-term securities (cost: $575,856,000)			575,846

Total investment securities 100.72% (cost: $2,162,269,000)			2,180,967

Other assets less liabilities (0.72)%			(15,668)

Net assets 100.00%			$2,165,299

250	American Funds Insurance Series

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2021 (000)
90 Day Euro Dollar Futures	Short	5	September 2022	$(1,240)	$7
90 Day Euro Dollar Futures	Long	471	December 2022	116,520	(121)
90 Day Euro Dollar Futures	Short	21	June 2023	(5,178)	36
90 Day Euro Dollar Futures	Long	2,183	September 2023	537,509	(3,518)
90 Day Euro Dollar Futures	Short	1,396	December 2023	(343,451)	2,110
90 Day Euro Dollar Futures	Short	1,601	December 2024	(393,406)	664
2 Year U.S. Treasury Note Futures	Short	577	March 2022	(125,885)	241
5 Year U.S. Treasury Note Futures	Long	1,490	March 2022	180,255	221
10 Year U.S. Treasury Note Futures	Long	473	March 2022	61,712	530
10 Year Ultra U.S. Treasury Note Futures	Long	27	March 2022	3,954	(11)
20 Year U.S. Treasury Bond Futures	Long	357	March 2022	57,276	501
30 Year Ultra U.S. Treasury Bond Futures	Short	33	March 2022	(6,505)	(51)

					$609

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay				Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)	12/31/2021 (000)	paid (000)	at 12/31/2021 (000)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	$181,639	$2,338	$—	$2,338
SOFR	Annual	0.471%	Annual	10/26/2023	30,500	110	—	110
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(118)	—	(118)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(1,428)	—	(1,428)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	1,109	—	1,109
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	615	—	615
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	613	—	613
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	707	—	707
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	49,400	(683)	—	(683)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	1,005	—	1,005
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	1,003	—	1,003
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	12,800	813	—	813
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	12,200	772	—	772
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	2,771	—	2,771
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	31,000	(1,501)	—	(1,501)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	793	—	793
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	7,800	(730)	—	(730)
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	9,800	(897)	—	(897)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	15,800	(2,287)	—	(2,287)
1.731%	Semi-annual	3-month USD-LIBOR	Quarterly	12/1/2041	7,575	(16)	—	(16)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	52,500	11,104	—	11,104

							$—	$16,093

American Funds Insurance Series      251

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) (continued)

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,263,000, which represented .43% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Purchased on a TBA basis.
[7]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $382,771,000, which represented 17.68% of the net assets of the fund.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

252	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2021

	Shares	Value (000)

Growth funds 84.63%

American Funds Insurance Series – Growth Fund, Class 1	3,957,627	$504,914

Total growth funds (cost: $364,803,000)		504,914

Fixed income funds 9.93%

American Funds Insurance Series – The Bond Fund of America, Class 1	5,284,186	59,236

Total fixed income funds (cost: $61,496,000)		59,236

Short-term securities 4.40%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	26,275,190	26,275

Total short-term securities (cost: $26,275,000)		26,275

Options purchased 0.44%

Options purchased*		2,602

Total options purchased (cost: $4,012,000)		2,602

Total investment securities 99.40% (cost: $456,586,000)		593,027

Other assets less liabilities 0.60%		3,566

Net assets 100.00%		$596,593

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
S&P 500 Index	15	$7,149	$2,800.00	3/18/2022	$6
S&P 500 Index	3	1,430	2,825.00	3/18/2022	1
S&P 500 Index	23	10,962	2,850.00	3/18/2022	10
S&P 500 Index	32	15,252	2,875.00	3/18/2022	14
S&P 500 Index	22	10,486	2,925.00	3/18/2022	10
S&P 500 Index	24	11,439	2,975.00	3/18/2022	12
S&P 500 Index	12	5,719	3,050.00	3/18/2022	7
S&P 500 Index	30	14,299	2,925.00	6/17/2022	54
S&P 500 Index	116	55,288	2,950.00	6/17/2022	214
S&P 500 Index	10	4,766	3,000.00	6/17/2022	20
S&P 500 Index	15	7,149	3,050.00	6/17/2022	31
S&P 500 Index	20	9,532	3,075.00	6/17/2022	43
S&P 500 Index	986	469,945	3,100.00	6/17/2022	2,180

					$2,602

American Funds Insurance Series	253

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	926	March 2022	$112,024	$(99)
Japanese Yen Currency Contracts	Short	3	March 2022	(326)	4
British Pound Currency Contracts	Short	4	March 2022	(338)	(7)
FTSE 100 Index Contracts	Short	4	March 2022	(397)	(7)
Nikkei 225 Index Contracts	Short	2	March 2022	(500)	(11)
Mini MSCI Emerging Market Index Contracts	Short	22	March 2022	(1,349)	(5)
Russell 2000 Mini Index Contracts	Short	21	March 2022	(2,355)	(52)
Euro Stoxx 50 Index Contracts	Short	55	March 2022	(2,685)	(82)
Euro Currency Contracts	Short	19	March 2022	(2,708)	(21)
S&P Mid 400 E-mini Index Contracts	Short	12	March 2022	(3,405)	(108)
S&P 500 E-mini Index Contracts	Short	158	March 2022	(37,592)	(951)

					$(1,339)

Investments in affiliates2

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.63%
American Funds Insurance Series – Growth Fund, Class 1	$452,559	$138,184	$119,110	$48,983	$(15,702)	$504,914	$2,279	$63,763
Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1[3]	84,922	43,055	64,950	(820)	(2,971)	59,236	945	2,342

Total 94.56%				$48,163	$(18,673)	$564,150	$3,224	$66,105

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	This fund changed its name during the reporting period.

See notes to financial statements.

254	American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2021

	Shares	Value (000)

Growth funds 84.91%

American Funds Insurance Series – International Fund, Class 1	6,034,676	$136,987

Total growth funds (cost: $111,823,000)		136,987

Fixed income funds 9.96%

American Funds Insurance Series – The Bond Fund of America, Class 1	1,433,641	16,071

Total fixed income funds (cost: $16,737,000)		16,071

Short-term securities 3.65%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	5,895,411	5,895

Total short-term securities (cost: $5,895,000)		5,895

Options purchased 0.37%

Options purchased*		590

Total options purchased (cost: $1,147,000)		590

Total investment securities 98.89% (cost: $135,602,000)		159,543
Other assets less liabilities 1.11%		1,792

Net assets 100.00%		$161,335

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
MSCI EAFE Index	53	$12,381	$1,675.00	3/18/2022	$17
MSCI EAFE Index	630	147,173	1,550.00	6/17/2022	573

					$590

Futurescontracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	349	March 2022	$42,221	$(70)
S&P 500 E-mini Index Contracts	Short	24	March 2022	(5,710)	(124)
Mini MSCI Emerging Market Index Contracts	Short	149	March 2022	(9,136)	68
MSCI EAFE Index Contracts	Short	83	March 2022	(9,636)	(257)

					$(383)

American Funds Insurance Series	255

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.91%
American Funds Insurance Series – International Fund, Class 1	$135,744	$27,423	$21,140	$3,428	$(8,468)	$136,987	$3,772	$—
Fixed income funds 9.96%
American Funds Insurance Series – The Bond Fund of America, Class 1[3]	25,472	10,358	18,641	(260)	(858)	16,071	257	694

Total 94.87%				$3,168	$(9,326)	$153,058	$4,029	$694

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	This fund changed its name during the reporting period.

See notes to financial statements.

256	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund)

Investment portfolio December 31, 2021

	Shares	Value (000)

Growth-and-income funds 84.69%

American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	17,465,266	$315,947

Total growth-and-income funds (cost: $211,906,000)		315,947

Fixed income funds 9.94%

American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,176,210	37,066

Total fixed income funds (cost: $40,177,000)		37,066

Short-term securities 4.86%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	18,146,869	18,147

Total short-term securities (cost: $18,147,000)		18,147

Options purchased 0.48%

Options purchased*		1,778

Total options purchased (cost: $2,809,000)		1,778

Total investment securities 99.97% (cost: $273,039,000)		372,938
Other assets less liabilities 0.03%		99

Net assets 100.00%		$373,037

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
S&P 500 Index	22	$10,486	$2,725.00	3/18/2022	$8
S&P 500 Index	2	953	2,775.00	3/18/2022	1
S&P 500 Index	30	14,299	2,800.00	3/18/2022	12
S&P 500 Index	15	7,149	2,825.00	3/18/2022	6
S&P 500 Index	12	5,719	2,875.00	3/18/2022	5
S&P 500 Index	12	5,719	2,925.00	3/18/2022	6
S&P 500 Index	11	5,243	2,975.00	3/18/2022	5
S&P 500 Index	4	1,907	3,025.00	3/18/2022	2
S&P 500 Index	16	7,626	3,050.00	3/18/2022	9
S&P 500 Index	10	4,766	2,800.00	6/17/2022	15
S&P 500 Index	52	24,784	2,950.00	6/17/2022	96
S&P 500 Index	15	7,149	3,000.00	6/17/2022	30
S&P 500 Index	30	14,299	3,050.00	6/17/2022	63
S&P 500 Index	55	26,214	3,075.00	6/17/2022	118
S&P 500 Index	634	302,176	3,100.00	6/17/2022	1,402

					$1,778

American Funds Insurance Series	257

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized depreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	219	March 2022	$26,494	$(28)
S&P 500 E-mini Index Contracts	Long	49	March 2022	11,658	(50)
Euro Currency Contracts	Short	1	March 2022	(143)	(1)
British Pound Currency Contracts	Short	2	March 2022	(169)	(4)
Euro Stoxx 50 Index Contracts	Short	5	March 2022	(244)	(8)
S&P Mid 400 E-mini Index Contracts	Short	1	March 2022	(284)	(7)
FTSE 100 Index Contracts	Short	3	March 2022	(297)	(5)

					$(103)

Investments in affiliates2

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.69%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1[3]	$285,450	$34,322	$73,498	$27,698	$41,975	$315,947	$5,035	$—
Fixed income funds 9.94%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1[3]	53,565	20,752	33,027	(1,832)	(2,392)	37,066	553	3,183

Total 94.63%				$25,866	$39,583	$353,013	$5,588	$3,183

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	This fund changed its name during the reporting period.

See notes to financial statements.

258	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2021

	Shares	Value (000)

Growth-and-income funds 79.67%

American Funds Insurance Series – Growth-Income Fund, Class 1	31,554,445	$2,125,192

Total growth-and-income funds (cost: $1,480,505,000)		2,125,192

Fixed income funds 14.95%

American Funds Insurance Series – The Bond Fund of America, Class 1	35,574,396	398,789

Total fixed income funds (cost: $413,197,000)		398,789

Short-term securities 4.68%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	124,761,468	124,761

Total short-term securities (cost: $124,761,000)		124,761

Options purchased 0.55%

Options purchased*		14,711

Total options purchased (cost: $33,399,000)		14,711

Total investment securities 99.85% (cost: $2,051,862,000)		2,663,453
Other assets less liabilities 0.15%		4,119

Net assets 100.00%		$2,667,572

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
S&P 500 Index	403	$192,077	$2,800.00	3/18/2022	$159
S&P 500 Index	150	71,493	2,825.00	3/18/2022	62
S&P 500 Index	375	178,732	2,850.00	3/18/2022	159
S&P 500 Index	294	140,126	2,875.00	3/18/2022	129
S&P 500 Index	268	127,734	2,900.00	3/18/2022	123
S&P 500 Index	211	100,566	2,925.00	3/18/2022	99
S&P 500 Index	150	71,493	2,950.00	3/18/2022	73
S&P 500 Index	177	84,361	2,975.00	3/18/2022	89
S&P 500 Index	3,560	1,696,760	3,000.00	3/18/2022	1,780
S&P 500 Index	142	67,680	3,025.00	3/18/2022	75
S&P 500 Index	46	21,924	3,050.00	3/18/2022	25
S&P 500 Index	100	47,662	2,725.00	6/17/2022	143
S&P 500 Index	135	64,343	2,750.00	6/17/2022	198
S&P 500 Index	240	114,388	2,800.00	6/17/2022	368
S&P 500 Index	510	243,075	2,900.00	6/17/2022	888
S&P 500 Index	60	28,597	2,925.00	6/17/2022	108
S&P 500 Index	11	5,243	2,950.00	6/17/2022	20
S&P 500 Index	41	19,541	3,000.00	6/17/2022	82
S&P 500 Index	60	28,597	3,050.00	6/17/2022	125
S&P 500 Index	310	147,752	3,075.00	6/17/2022	665
S&P 500 Index	3,167	1,509,449	3,100.00	6/17/2022	7,002
S&P 500 Index	640	305,036	2,975.00	9/16/2022	2,339

					$14,711

American Funds Insurance Series	259

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized depreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,346	March 2022	$162,834	$(61)
S&P 500 E-mini Index Contracts	Long	575	March 2022	136,807	(618)
British Pound Currency Contracts	Short	3	March 2022	(254)	(5)
Euro Currency Contracts	Short	4	March 2022	(570)	(4)

					$(688)

Investments in affiliates2

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.67%
American Funds Insurance Series - Growth-Income Fund, Class 1	$1,938,260	$136,575	$351,326	$92,299	$309,384	$2,125,192	$27,669	$19,790
Fixed income funds 14.95%
American Funds Insurance Series - The Bond Fund of America, Class 1[3]	363,712	179,173	122,342	5,435	(27,189)	398,789	6,324	15,522

Total 94.62%				$97,734	$282,195	$2,523,981	$33,993	$35,312

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	This fund changed its name during the reporting period.

See notes to financial statements.

260	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2021

	Shares	Value (000)
Asset allocation funds 95.00%

American Funds Insurance Series – Asset Allocation Fund, Class 1	92,092,691	$2,678,055

Total asset allocation funds (cost: $2,102,003,000)		2,678,055

Short-term securities 4.87%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	137,381,639	137,382

Total short-term securities (cost: $137,382,000)		137,382

Options purchased 0.13%
Options purchased*		3,532

Total options purchased (cost: $5,432,000)		3,532

Total investment securities 100.00% (cost: $2,244,817,000)		2,818,969
Other assets less liabilities 0.00%		51

Net assets 100.00%		$2,819,020

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
S&P 500 Index	15	$7,149	$2,725.00	3/18/2022	$5
S&P 500 Index	12	5,719	2,775.00	3/18/2022	5
S&P 500 Index	39	18,588	2,825.00	3/18/2022	16
S&P 500 Index	76	36,223	2,850.00	3/18/2022	32
S&P 500 Index	56	26,691	2,875.00	3/18/2022	25
S&P 500 Index	2	953	2,900.00	3/18/2022	1
S&P 500 Index	58	27,644	2,925.00	3/18/2022	27
S&P 500 Index	18	8,579	2,950.00	3/18/2022	9
S&P 500 Index	42	20,018	2,975.00	3/18/2022	21
S&P 500 Index	13	6,196	3,000.00	3/18/2022	6
S&P 500 Index	10	4,766	3,025.00	3/18/2022	5
S&P 500 Index	25	11,916	3,050.00	3/18/2022	14
S&P 500 Index	7	3,336	2,800.00	6/17/2022	11
S&P 500 Index	30	14,299	2,825.00	6/17/2022	48
S&P 500 Index	20	9,532	3,075.00	6/17/2022	43
S&P 500 Index	970	462,320	3,100.00	6/17/2022	2,145
S&P 500 Index	270	128,687	2,950.00	9/16/2022	958
S&P 500 Index	44	20,971	2,975.00	9/16/2022	161

					$3,532

American Funds Insurance Series	261

Managed Risk Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,401	March 2022	$169,488	$(107)
S&P 500 E-mini Index Contracts	Long	125	March 2022	29,741	(125)
Japanese Yen Currency Contracts	Short	1	March 2022	(109)	1
British Pound Currency Contracts	Short	2	March 2022	(169)	(4)
Euro Currency Contracts	Short	4	March 2022	(570)	(6)

					$(241)

Investments in affiliates2

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,646,718	$138,416	$357,415	$78,189	$172,147	$2,678,055	$46,260	$88,212

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

262	American Funds Insurance Series

Financial statements
Statements of assets and liabilities at December 31, 2021

						(dollars in thousands)
	Global Growth Fund		Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,219,626		$4,376,784		$43,849,243	$8,495,949	$4,253,963
Affiliated issuers	378,522		276,570		1,630,491	1,011,457	221,019
Cash	780		178		3,232	145	773
Cash collateral received for securities on loan	428		7,641		4,809	8,068	1,008
Cash collateral pledged for futures contracts	—		—		—	—	161
Cash collateral pledged for swap contracts	—		—		—	—	—
Cash denominated in currencies other than U.S. dollars	—		2,256		453	47	386
Unrealized appreciation on open forward currency contracts	—		—		—	—	—
Receivables for:
Sales of investments	—		435		21,940	4,847	1,899
Sales of fund’s shares	6,219		9,093		20,056	26,783	3,599
Dividends and interest	11,251		6,065		14,335	5,490	4,079
Variation margin on futures contracts	—		—		—	—	62
Variation margin on centrally cleared swap contracts	—		—		—	—	—
Securities lending income	—	[1]	4		1	1	1
Currency translations	480		138		12	424	2,022
Other	—		—	[1]	—	—	—

	9,617,306		4,679,164		45,544,572	9,553,211	4,488,972

Liabilities:
Collateral for securities on loan	4,283		76,415		48,094	80,676	10,080
Unrealized depreciation on open forward currency contracts	—		—		—	—	20
Unrealized depreciation on unfunded commitments	—		—		—	—	—
Payables for:
Purchases of investments	788		474		8,887	1,883	7,895
Repurchases of fund’s shares	7,561		2,413		60,134	2,009	5,595
Investment advisory services	3,959		2,659		11,615	3,858	1,847
Insurance administrative fees	456		218		2,027	294	568
Services provided by related parties	1,333		709		6,384	1,196	519
Trustees’ deferred compensation	95		62		535	193	46
Variation margin on futures contracts	—		—		—	—	24
Variation margin on centrally cleared swap contracts	—		—		—	—	—
Non-U.S. taxes	7,895		19,049		934	33,209	14,603
Currency translations	—		—		—	—	—
Custody fees	336		244		216	540	300
Other	20		—		—	—	31

	26,726		102,243		138,826	123,858	41,528

Net assets at December 31, 2021	$9,590,580		$4,576,921		$45,405,746	$9,429,353	$4,447,444

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,931,297		$1,859,410		$16,269,659	$6,198,523	$2,653,089
Total distributable earnings (accumulated loss)	5,659,283		2,717,511		29,136,087	3,230,830	1,794,355

Net assets at December 31, 2021	$9,590,580		$4,576,921		$45,405,746	$9,429,353	$4,447,444

Investment securities on loan, at value	$4,822		$85,086		$47,077	$77,301	$13,375
Investment securities, at cost
Unaffiliated issuers	4,397,099		2,754,697		19,737,875	6,250,809	2,748,317
Affiliated issuers	378,477		250,133		1,630,296	1,011,351	221,003
Cash denominated in currencies other than U.S. dollars, at cost	—		2,250		452	47	386

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	263

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)

					(dollars in thousands)

	Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]		Growth- Income Fund	International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,155,779	$2,365,564		$41,804,971	$353,438		$1,084,391
Affiliated issuers	331,143	13,282		1,259,909	21,699		75,150
Cash	1,733	806		667	92		745
Cash collateral received for securities on loan	2,196	69		9,273	—		463
Cash collateral pledged for futures contracts	—	—		—	—		—
Cash collateral pledged for swap contracts	—	—		—	—		—
Cash denominated in currencies other than U.S. dollars	30	1,062		1,069	1,205		278
Unrealized appreciation on open forward currency contracts	—	—		—	—		2
Receivables for:
Sales of investments	653	2,189		20,176	238		4,317
Sales of fund’s shares	5,336	386		3,926	289		882
Dividends and interest	9,726	5,414		43,351	2,249		3,897
Variation margin on futures contracts	—	—		—	—		106
Variation margin on centrally cleared swap contracts	—	—		—	—		3
Securities lending income	1	—	[1]	1	—	[1]	—	[1]
Currency translations	6	379		155	67		26
Other	—	—		—	—		—

	11,506,603	2,389,151		43,143,498	379,277		1,170,260

Liabilities:
Collateral for securities on loan	21,965	693		92,730	—		4,628
Unrealized depreciation on open forward currency contracts	—	—		—	—		—
Unrealized depreciation on unfunded commitments	—	—		—	—		—
Payables for:
Purchases of investments	7,936	277		78	10		17,978
Repurchases of fund’s shares	7,246	2,329		81,365	103		1,950
Investment advisory services	2,118	699		8,889	184		211
Insurance administrative fees	748	139		1,175	83		343
Services provided by related parties	1,217	385		4,658	81		144
Trustees’ deferred compensation	112	28		593	16		8
Variation margin on futures contracts	—	—		—	—		8
Variation margin on centrally cleared swap contracts	—	—		—	—		22
Non-U.S. taxes	116	858		1,293	178		417
Currency translations	—	—		—	—		—
Custody fees	8	88		232	80		24
Other	—	—		—	—		—

	41,466	5,496		191,013	735		25,733

Net assets at December 31, 2021	$11,465,137	$2,383,655		$42,952,485	$378,542		$1,144,527

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,294,050	$1,357,033		$20,012,192	$189,526		$923,131
Total distributable earnings (accumulated loss)	5,171,087	1,026,622		22,940,293	189,016		221,396

Net assets at December 31, 2021	$11,465,137	$2,383,655		$42,952,485	$378,542		$1,144,527

Investment securities on loan, at value	$89,518	$2,444		$91,976	$53		$6,084
Investment securities, at cost
Unaffiliated issuers	8,240,289	1,757,008		22,424,700	309,545		847,938
Affiliated issuers	331,102	13,281		1,259,712	21,694		75,628
Cash denominated in currencies other than U.S. dollars, at cost	30	1,061		1,069	1,205		277

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

264	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)

					(dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]		Capital World Bond Fund		American High-Income Trust[5]
Assets:
Investment securities, at value:
Unaffiliated issuers	$28,516,500	$466,533	$12,806,734		$1,963,695		$1,020,393
Affiliated issuers	3,050,173	1,127	1,311,257		144,080		17,238
Cash	1,108	142	2,390		88		1,089
Cash collateral received for securities on loan	2,011	—	—		—		—
Cash collateral pledged for futures contracts	—	—	—		—		277
Cash collateral pledged for swap contracts	—	—	—		—		481
Cash denominated in currencies other than U.S. dollars	147	23	1		59		—
Unrealized appreciation on open forward currency contracts	—	57	256		4,439		—
Receivables for:
Sales of investments	700,865	1,570	2,017,338		39,152		1,868
Sales of fund’s shares	11,185	27	6,482		1,997		273
Dividends and interest	88,237	1,510	61,345		15,656		14,032
Variation margin on futures contracts	690	15	5,691		458		—
Variation margin on centrally cleared swap contracts	—	7	1		109		—
Securities lending income	—	—	—		—		—
Currency translations	71	3	22		—		—
Other	—	—	—		—		2

	32,370,987	471,014	16,211,517		2,169,733		1,055,653

Liabilities:
Collateral for securities on loan	20,115	—	—		—		—
Unrealized depreciation on open forward currency contracts	—	246	611		3,957		—
Unrealized depreciation on unfunded commitments	2	—	—		—	[1]	1
Payables for:
Purchases of investments	1,611,332	2,432	3,007,831		78,621		2,386
Repurchases of fund’s shares	13,395	465	9,402		165		262
Investment advisory services	6,713	258	1,860		768		260
Insurance administrative fees	3,838	85	549		41		59
Services provided by related parties	3,207	82	1,315		287		189
Trustees’ deferred compensation	345	4	143		29		36
Variation margin on futures contracts	1,183	8	1,522		181		15
Variation margin on centrally cleared swap contracts	20	14	1,678		239		9
Non-U.S. taxes	4,797	24	3		63		—
Currency translations	—	—	—		134		—
Custody fees	120	20	24		196		1
Other	—	—	—	[1]	44		—	[1]

	1,665,067	3,638	3,024,938		84,725		3,218

Net assets at December 31, 2021	$30,705,920	$467,376	$13,186,579		$2,085,008		$1,052,435

Net assets consist of:
Capital paid in on shares of beneficial interest	$18,200,412	$347,665	$12,814,664		$2,057,721		$1,263,068
Total distributable earnings (accumulated loss)	12,505,508	119,711	371,915		27,287		(210,633)

Net assets at December 31, 2021	$30,705,920	$467,376	$13,186,579		$2,085,008		$1,052,435

Investment securities on loan, at value	$19,643	$—	$—		$—		$—
Investment securities, at cost
Unaffiliated issuers	18,775,106	347,800	12,540,693		1,956,858		983,275
Affiliated issuers	3,085,509	1,127	1,311,134		144,069		17,234
Cash denominated in currencies other than U.S. dollars, at cost	147	22	1		59		—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	265

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)

						(dollars in thousands)
	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$436,046		$325,641		$2,180,967	$28,877	$6,485
Affiliated issuers	—		—		—	564,150	153,058
Cash	9,041		9,056		55,451	—	—
Cash collateral received for securities on loan	—		—		—	—	—
Cash collateral pledged for futures contracts	—		—		—	3,930	1,845
Cash collateral pledged for swap contracts	—		—		—	—	—
Cash denominated in currencies other than U.S. dollars	—		—		—	—	—
Unrealized appreciation on open forward currency contracts	—		—		—	—	—
Receivables for:
Sales of investments	136,409		—		124,289	423	—
Sales of fund’s shares	93		397		1,480	554	107
Dividends and interest	427		1		4,587	1	—	[1]
Variation margin on futures contracts	14		—		420	184	92
Variation margin on centrally cleared swap contracts	—		—		215	—	—
Securities lending income	—		—		—	—	—
Currency translations	—		—		—	—	—
Other	—		—		—	—	—

	582,030		335,095		2,367,409	598,119	161,587

Liabilities:
Collateral for securities on loan	—		—		—	—	—
Unrealized depreciation on open forward currency contracts	—		—		—	—	—
Unrealized depreciation on unfunded commitments	—		—		—	—	—
Payables for:
Purchases of investments	247,323		—		197,166	840	101
Repurchases of fund’s shares	117		2,228		3,170	115	1
Investment advisory services	60		92		357	50	13
Insurance administrative fees	28		29		152	376	102
Services provided by related parties	30		72		404	120	32
Trustees’ deferred compensation	3		13		49	4	1
Variation margin on futures contracts	13		—		180	21	2
Variation margin on centrally cleared swap contracts	58		—		630	—	—
Non-U.S. taxes	—		—		—	—	—
Currency translations	—		—		—	—	—
Custody fees	—	[1]	—	[1]	2	—	—
Other	—	[1]	—		—	—	—

	247,632		2,434		202,110	1,526	252

Net assets at December 31, 2021	$334,398		$332,661		$2,165,299	$596,593	$161,335

Net assets consist of:
Capital paid in on shares of beneficial interest	$331,373		$332,673		$2,145,433	$374,736	$154,889
Total distributable earnings (accumulated loss)	3,025		(12)		19,866	221,857	6,446

Net assets at December 31, 2021	$334,398		$332,661		$2,165,299	$596,593	$161,335

Investment securities on loan, at value	$—		$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	435,285		325,639		2,162,269	30,287	7,042
Affiliated issuers	—		—		—	426,299	128,560
Cash denominated in currencies other than U.S. dollars, at cost	—		—		—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

266	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)

			(dollars in thousands)
	Managed Risk Washington Mutual Investors Fund[7]		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$19,925		$139,472	$140,914
Affiliated issuers	353,013		2,523,981	2,678,055
Cash	—		—	—
Cash collateral received for securities on loan	—		—	—
Cash collateral pledged for futures contracts	473		7,873	2,748
Cash collateral pledged for swap contracts	—		—	—
Cash denominated in currencies other than U.S. dollars	—		—	—
Unrealized appreciation on open forward currency contracts	—		—	—
Receivables for:
Sales of investments	311		28,156	1,707
Sales of fund’s shares	122		16	186
Dividends and interest	—	[1]	3	4
Variation margin on futures contracts	18		95	98
Variation margin on centrally cleared swap contracts	—		—	—
Securities lending income	—		—	—
Currency translations	—		—	—
Other	—		—	—

	373,862		2,699,596	2,823,712

Liabilities:
Collateral for securities on loan	—		—	—
Unrealized depreciation on open forward currency contracts	—		—	—
Unrealized depreciation on unfunded commitments	—		—	—
Payables for:
Purchases of investments	112		—	—
Repurchases of fund’s shares	332		29,654	1,983
Investment advisory services	31		224	235
Insurance administrative fees	230		1,661	1,770
Services provided by related parties	76		70	583
Trustees’ deferred compensation	3		16	32
Variation margin on futures contracts	41		399	89
Variation margin on centrally cleared swap contracts	—		—	—
Non-U.S. taxes	—		—	—
Currency translations	—		—	—
Custody fees	—		—	—
Other	—		—	—

	825		32,024	4,692

Net assets at December 31, 2021	$373,037		$2,667,572	$2,819,020

Net assets consist of:
Capital paid in on shares of beneficial interest	$322,953		$1,989,799	$2,138,433
Total distributable earnings (accumulated loss)	50,084		677,773	680,587

Net assets at December 31, 2021	$373,037		$2,667,572	$2,819,020

Investment securities on loan, at value	$—		$—	$—
Investment securities, at cost
Unaffiliated issuers	20,956		158,160	142,814
Affiliated issuers	252,083		1,893,702	2,102,003
Cash denominated in currencies other than U.S. dollars, at cost	—		—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	267

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)

		(dollars and shares in thousands, except per-share amounts)
		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$4,270,015	$1,706,646	$19,783,368	$4,746,661	$2,442,787
	Shares outstanding	93,924	49,945	155,063	209,093	76,738
	Net asset value per share	$45.46	$34.17	$127.58	$22.70	$31.83

Class 1A:	Net assets	$17,858	$5,190	$120,731	$11,745	$11,764
	Shares outstanding	395	153	953	520	371
	Net asset value per share	$45.28	$33.93	$126.70	$22.61	$31.70

Class 2:	Net assets	$4,558,481	$2,520,876	$21,985,548	$4,190,587	$1,086,675
	Shares outstanding	101,428	76,539	174,097	185,390	34,525
	Net asset value per share	$44.94	$32.94	$126.28	$22.60	$31.48

Class 3:	Net assets			$301,618	$21,072
	Shares outstanding	Not applicable	Not applicable	2,344	926	Not applicable
	Net asset value per share			$128.68	$22.76

Class 4:	Net assets	$744,226	$344,209	$3,214,481	$459,288	$906,218
	Shares outstanding	16,697	10,442	25,967	20,589	29,006
	Net asset value per share	$44.57	$32.96	$123.79	$22.31	$31.24

		Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$6,765,816	$812,024	$25,507,634	$30,201	$563,175
	Shares outstanding	374,044	44,087	378,721	1,539	46,293
	Net asset value per share	$18.09	$18.42	$67.35	$19.62	$12.17

Class 1A:	Net assets	$168,690	$6,393	$32,207	$5,561	$9,496
	Shares outstanding	9,391	349	481	287	781
	Net asset value per share	$17.96	$18.34	$67.02	$19.39	$12.15

Class 2:	Net assets	$3,426,685	$1,340,086	$15,318,769	$210,888	$12,521
	Shares outstanding	192,152	72,923	230,562	10,882	1,030
	Net asset value per share	$17.83	$18.38	$66.44	$19.38	$12.16

Class 3:	Net assets			$166,175
	Shares outstanding	Not applicable	Not applicable	2,462	Not applicable	Not applicable
	Net asset value per share			$67.48

Class 4:	Net assets	$1,103,946	$225,152	$1,927,700	$131,892	$559,335
	Shares outstanding	62,348	12,483	29,401	6,859	46,076
	Net asset value per share	$17.71	$18.04	$65.57	$19.23	$12.14

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

268	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)

			(dollars and shares in thousands, except per-share amounts)
		Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$18,835,999	$120,569	$8,555,042	$988,131	$277,549
	Shares outstanding	647,633	8,185	762,915	83,789	27,242
	Net asset value per share	$29.08	$14.73	$11.21	$11.79	$10.19

Class 1A:	Net assets	$24,142	$3,738	$12,240	$1,541	$1,456
	Shares outstanding	833	254	1,097	131	143
	Net asset value per share	$28.97	$14.70	$11.16	$11.76	$10.16

Class 2:	Net assets	$5,472,510	$207,652	$3,728,530	$1,029,688	$673,228
	Shares outstanding	190,399	14,126	337,262	88,037	67,457
	Net asset value per share	$28.74	$14.70	$11.06	$11.70	$9.98

Class 3:	Net assets	$36,255				$10,352
	Shares outstanding	1,245	Not applicable	Not applicable	Not applicable	1,011
	Net asset value per share	$29.12				$10.24

Class 4:	Net assets	$6,337,014	$135,417	$890,767	$65,648	$89,850
	Shares outstanding	221,878	9,317	80,887	5,674	8,179
	Net asset value per share	$28.56	$14.53	$11.01	$11.57	$10.99

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$231,257	$37,003	$522,162
	Shares outstanding	21,751	3,283	44,738	Not applicable	Not applicable
	Net asset value per share	$10.63	$11.27	$11.67

Class 1A:	Net assets	$2,216	$10	$4,762
	Shares outstanding	209	1	409	Not applicable	Not applicable
	Net asset value per share	$10.59	$11.28	$11.63

Class 2:	Net assets	$58,069	$244,948	$1,390,807
	Shares outstanding	5,473	22,408	120,637	Not applicable	Not applicable
	Net asset value per share	$10.61	$10.93	$11.53

Class 3:	Net assets		$4,619	$9,693
	Shares outstanding	Not applicable	417	829	Not applicable	Not applicable
	Net asset value per share		$11.07	$11.70

Class 4:	Net assets	$42,856	$46,081	$237,875
	Shares outstanding	4,085	4,190	20,654	Not applicable	Not applicable
	Net asset value per share	$10.49	$11.00	$11.52

Class P1:	Net assets				$12,560	$1,812
	Shares outstanding	Not applicable	Not applicable	Not applicable	678	172
	Net asset value per share				$18.53	$10.55

Class P2:	Net assets				$584,033	$159,523
	Shares outstanding	Not applicable	Not applicable	Not applicable	31,712	15,224
	Net asset value per share				$18.42	$10.48

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	269

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)

		(dollars and shares in thousands, except per-share amounts)
		Managed Risk Washington Mutual Investors Fund[7]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class P1:	Net assets	$2,464	$2,327,641	$7,248
	Shares outstanding	190	148,007	473
	Net asset value per share	$12.95	$15.73	$15.33

Class P2:	Net assets	$370,573	$339,931	$2,811,772
	Shares outstanding	28,765	21,733	188,391
	Net asset value per share	$12.88	$15.64	$14.93

[1]	Amount less than one thousand.
[2]	Formerly Blue Chip Income and Growth Fund.
[3]	Formerly Global Growth and Income Fund.
[4]	Formerly Bond Fund.
[5]	Formerly High-Income Bond Fund.
[6]	Formerly U.S. Government/AAA-Rated Securities Fund.
[7]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

270	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2021

			(dollars in thousands)
	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$96,498	$34,696	$297,072	$209,153	$56,779
Affiliated issuers	229	149	877	357	180

	96,727	34,845	297,949	209,510	56,959
Interest from unaffiliated issuers	3,255	15	1,929	5,837	6,978
Securities lending income (net of fees)	828	1,076	730	742	305

	100,810	35,936	300,608	216,089	64,242

Fees and expenses[1]:
Investment advisory services	45,364	36,199	129,405	49,637	30,185
Distribution services	13,010	7,481	61,137	12,154	5,000
Insurance administrative services	1,646	813	7,217	1,145	2,232
Transfer agent services	1	1	6	1	1
Administrative services	2,738	1,583	12,633	3,035	1,336
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	208	133	902	252	102
Registration statement and prospectus	134	136	709	173	65
Trustees’ compensation	37	23	171	44	19
Auditing and legal	73	87	87	82	99
Custodian	1,215	750	674	2,244	1,158
Other	4	66	18	5	53

Total fees and expenses before waivers/reimbursements	64,430	47,272	212,959	68,772	40,250
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	28	—	15	—	8,018
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	28	—	15	—	8,018

Total fees and expenses after waivers/reimbursements	64,402	47,272	212,944	68,772	32,232

Net investment income (loss)	36,408	(11,335)	87,664	147,317	32,010

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	848,663	1,100,321	5,060,779	1,275,846	318,182
Affiliated issuers	(19)	(315)	20	(41)	(17)
Futures contracts	—	—	—	—	95
Forward currency contracts	—	—	—	(86)	228
Swap contracts	—	—	—	—	—
Currency transactions	(1,709)	(1,170)	379	(2,236)	(470)
Capital gain distributions received from affiliated issuers	—	—	—	—	—

	846,935	1,098,836	5,061,178	1,273,483	318,018

Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	486,026	(703,894)	3,147,373	(1,501,578)	(136,353)
Affiliated issuers	28	(6,978)	90	42	8
Futures contracts	—	—	—	—	(26)
Forward currency contracts	—	—	—	86	34
Swap contracts	—	—	—	—	—
Currency translations	(102)	215	(118)	266	209

	485,952	(710,657)	3,147,345	(1,501,184)	(136,128)

Net realized gain (loss) and unrealized appreciation (depreciation)	1,332,887	388,179	8,208,523	(227,701)	181,890

Net increase (decrease) in net assets resulting from operations	$1,369,295	$376,844	$8,296,187	$(80,384)	$213,900

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	271

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)

			(dollars in thousands)
	Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$218,139	$56,211	$638,220	$43,310	$34,545
Affiliated issuers	158	50	857	48	422

	218,297	56,261	639,077	43,358	34,967
Interest from unaffiliated issuers	113	2,780	3,410	944	3,356
Securities lending income (net of fees)	111	580	731	243	57

	218,521	59,621	643,218	44,545	38,380

Fees and expenses[1]:
Investment advisory services	39,958	13,427	102,401	8,064	5,244
Distribution services	10,579	3,883	41,617	851	1,315
Insurance administrative services	2,610	507	4,251	315	1,308
Transfer agent services	2	— [4]	6	— [4]	— [4]
Administrative services	3,114	691	12,323	397	332
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	177	31	893	23	20
Registration statement and prospectus	112	33	597	24	59
Trustees’ compensation	42	10	169	6	5
Auditing and legal	47	62	84	68	61
Custodian	170	332	735	334	110
Other	4	1	17	1	4

Total fees and expenses before waivers/reimbursements	56,815	18,977	163,093	10,083	8,458
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	11,310	3,624	—	48	2,808
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	11,310	3,624	—	48	2,808

Total fees and expenses after waivers/reimbursements	45,505	15,353	163,093	10,035	5,650

Net investment income (loss)	173,016	44,268	480,125	34,510	32,730

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	2,286,037	410,526	3,514,635	358,108	44,857
Affiliated issuers	5	5	(41)	82	(8)
Futures contracts	—	—	—	—	(702)
Forward currency contracts	—	—	—	—	(20)
Swap contracts	—	—	—	—	665
Currency transactions	(9)	(474)	(1,966)	(345)	(64)
Capital gain distributions received from affiliated issuers	—	—	—	—	270

	2,286,033	410,057	3,512,628	357,845	44,998

Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	81,421	(139,921)	4,889,187	(342,695)	80,801
Affiliated issuers	8	(7)	(8)	(2)	(480)
Futures contracts	—	—	—	—	282
Forward currency contracts	—	—	—	—	24
Swap contracts	—	—	—	—	716
Currency translations	2	(52)	(521)	(118)	(41)

	81,431	(139,980)	4,888,658	(342,815)	81,302

Net realized gain (loss) and unrealized appreciation (depreciation)	2,367,464	270,077	8,401,286	15,030	126,300

Net increase (decrease) in net assets resulting from operations	$2,540,480	$314,345	$8,881,411	$49,540	$159,030

See end of statements of operations for footnotes.

See notes to financial statements.

272	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)

			(dollars in thousands)
	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[5]	Capital World Bond Fund	American High- Income Trust[6]
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$416,196	$6,575	$—	$26	$1,243
Affiliated issuers	26,318	20	1,432	128	20

	442,514	6,595	1,432	154	1,263
Interest from unaffiliated issuers	188,565	2,435	260,679	56,348	51,919
Securities lending income (net of fees)	1,121	3	—	—	—

	632,200	9,033	262,111	56,502	53,182

Fees and expenses[1]:
Investment advisory services	82,192	3,005	44,685	11,735	4,750
Distribution services	28,066	830	11,552	2,787	1,935
Insurance administrative services	14,480	315	2,054	157	221
Transfer agent services	4	— [4]	2	— [4]	— [4]
Administrative services	9,446	137	3,751	662	295
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	587	6	221	51	21
Registration statement and prospectus	359	12	188	39	17
Trustees’ compensation	130	2	50	10	4
Auditing and legal	67	52	53	48	46
Custodian	772	91	112	624	18
Other	20	1	5	10	12

Total fees and expenses before waivers/reimbursements	136,123	4,451	62,673	16,123	7,319
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	16,515	2,207	1,313
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	—	—	16,515	2,207	1,313

Total fees and expenses after waivers/reimbursements	136,123	4,451	46,158	13,916	6,006

Net investment income (loss)	496,078	4,583	215,953	42,586	47,176

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	2,861,608	24,495	110,756	41,471	8,994
Affiliated issuers	107,152	2	(158)	(10)	3
Futures contracts	(990)	166	29,652	(1,188)	818
Forward currency contracts	—	(627)	8,119	(23,989)	—
Swap contracts	(264)	69	(19,136)	(257)	(2,330)
Currency transactions	584	17	(1)	(15)	—
Capital gain distributions received from affiliated issuers	14,433	—	—	—	—

	2,982,523	24,122	129,232	16,012	7,485

Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	1,086,498	18,029	(362,751)	(164,796)	20,853
Affiliated issuers	(81,454)	(2)	104	11	(1)
Futures contracts	(13,464)	78	(6,784)	(329)	(192)
Forward currency contracts	—	(187)	2,252	126	—
Swap contracts	(844)	(260)	14,150	(3,207)	728
Currency translations	(279)	(56)	(122)	(597)	(2)

	990,457	17,602	(353,151)	(168,792)	21,386

Net realized gain (loss) and unrealized appreciation (depreciation)	3,972,980	41,724	(223,919)	(152,780)	28,871

Net increase (decrease) in net assets resulting from operations	$4,469,058	$46,307	$(7,966)	$(110,194)	$76,047

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	273

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)

			(dollars in thousands)
	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund[7]	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—	$8	$2
Affiliated issuers	—	—	—	3,224	4,029

	—	—	—	3,232	4,031
Interest from unaffiliated issuers	2,869	299	37,310	—	—
Securities lending income (net of fees)	—	—	—	—	—

	2,869	299	37,310	3,232	4,031

Fees and expenses[1]:
Investment advisory services	1,392	1,128	7,451	886	250
Distribution services	248	781	4,208	1,448	413
Insurance administrative services	106	108	624	1,476	417
Transfer agent services	— [4]	— [4]	— [4]	— [4]	— [4]
Administrative services	99	106	629	—	—
Accounting and administrative services	—	—	—	74	63
Reports to shareholders	5	7	39	7	4
Registration statement and prospectus	66	8	31	8	4
Trustees’ compensation	2	2	9	2	1
Auditing and legal	43	41	44	15	15
Custodian	17	1	28	6	6
Other	— [4]	— [4]	1	1	1

Total fees and expenses before waivers/reimbursements	1,978	2,182	13,064	3,923	1,174
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	664	—	2,236	299	84
Miscellaneous fee reimbursements	—	—	—	—	43

Total waivers/reimbursements of fees and expenses	664	—	2,236	299	127

Total fees and expenses after waivers/reimbursements	1,314	2,182	10,828	3,624	1,047

Net investment income (loss)	1,555	(1,883)	26,482	(392)	2,984

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(970)	— [4]	(29,283)	(2,843)	(634)
Affiliated issuers	—	—	—	48,163	3,168
Futures contracts	638	—	(2,118)	(18,120)	(2,576)
Forward currency contracts	—	—	—	—	—
Swap contracts	242	—	26,182	—	—
Currency transactions	—	—	—	7	2
Capital gain distributions received from affiliated issuers	—	—	—	66,105	694

	(90)	— [4]	(5,219)	93,312	654

Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	(3,940)	(4)	(26,082)	(1,410)	(557)
Affiliated issuers	—	—	—	(18,673)	(9,326)
Futures contracts	(29)	—	649	(1,408)	(404)
Forward currency contracts	—	—	—	—	—
Swap contracts	1,161	—	(11,387)	—	—
Currency translations	—	—	—	—	—

	(2,808)	(4)	(36,820)	(21,491)	(10,287)

Net realized gain (loss) and unrealized appreciation (depreciation)	(2,898)	(4)	(42,039)	71,821	(9,633)

Net increase (decrease) in net assets resulting from operations	$(1,343)	$(1,887)	$(15,557)	$71,429	$(6,649)

See end of statements of operations for footnotes.

See notes to financial statements.

274	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)

	(dollars in thousands)
	Managed Risk Washington Mutual Investors Fund[8]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$4	$33	$38
Affiliated issuers	5,588	33,993	46,260

	5,592	34,026	46,298
Interest from unaffiliated issuers	—	—	—
Securities lending income (net of fees)	—	—	—

	5,592	34,026	46,298

Fees and expenses[1]:
Investment advisory services	547	3,883	4,241
Distribution services	907	829	7,054
Insurance administrative services	911	6,471	7,069
Transfer agent services	— [4]	— [4]	— [4]
Administrative services	—	—	—
Accounting and administrative services	68	124	132
Reports to shareholders	5	23	40
Registration statement and prospectus	7	35	36
Trustees’ compensation	2	10	12
Auditing and legal	15	17	18
Custodian	6	7	7
Other	1	2	2

Total fees and expenses before waivers/reimbursements	2,469	11,401	18,611
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	185	1,313	1,434
Miscellaneous fee reimbursements	12	—	—

Total waivers/reimbursements of fees and expenses	197	1,313	1,434

Total fees and expenses after waivers/reimbursements	2,272	10,088	17,177

Net investment income (loss)	3,320	23,938	29,121

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(1,894)	(82,892)	(3,106)
Affiliated issuers	25,866	97,734	78,189
Futures contracts	(11,309)	(802)	(29,566)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	2	25	9
Capital gain distributions received from affiliated issuers	3,183	35,312	88,212

	15,848	49,377	133,738

Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	(1,031)	13,665	(1,900)
Affiliated issuers	39,583	282,195	172,147
Futures contracts	(141)	(3,666)	(599)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—

	38,411	292,194	169,648

Net realized gain (loss) and unrealized appreciation (depreciation)	54,259	341,571	303,386

Net increase (decrease) in net assets resulting from operations	$57,579	$365,509	$332,507

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Formerly Blue Chip Income and Growth Fund.
[3]	Formerly Global Growth and Income Fund.
[4]	Amount less than one thousand.
[5]	Formerly Bond Fund.
[6]	Formerly High-Income Bond Fund.
[7]	Formerly U.S. Government/AAA-Rated Securities Fund.
[8]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	275

Financial statements (continued)

Statements of changes in net assets

					(dollars in thousands)
	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$36,408	$29,220	$(11,335)	$(9,129)	$87,664	$91,314
Net realized gain (loss)	846,935	459,151	1,098,836	113,700	5,061,178	5,289,028
Net unrealized appreciation (depreciation)	485,952	1,447,946	(710,657)	1,179,633	3,147,345	8,444,178

Net increase (decrease) in net assets resulting from operations	1,369,295	1,936,317	376,844	1,284,204	8,296,187	13,824,520

Distributions paid to shareholders	(486,343)	(224,589)	(123,155)	(284,490)	(5,437,958)	(865,145)
Net capital share transactions	466,658	(271,205)	(989,509)	(307,246)	3,623,473	(2,504,990)

Total increase (decrease) in net assets	1,349,610	1,440,523	(735,820)	692,468	6,481,702	10,454,385
Net assets:
Beginning of year	8,240,970	6,800,447	5,312,741	4,620,273	38,924,044	28,469,659

End of year	$9,590,580	$8,240,970	$4,576,921	$5,312,741	$45,405,746	$38,924,044

	International Fund		New World Fund		Washington Mutual Investors Fund[1]
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$147,317	$53,872	$32,010	$15,078	$173,016	$162,025
Net realized gain (loss)	1,273,483	40,022	318,018	132,645	2,286,033	(75,133)
Net unrealized appreciation (depreciation)	(1,501,184)	1,257,012	(136,128)	658,628	81,431	717,522

Net increase (decrease) in net assets resulting from operations	(80,384)	1,350,906	213,900	806,351	2,540,480	804,414

Distributions paid to shareholders	(249,096)	(71,715)	(185,700)	(43,949)	(166,149)	(265,213)
Net capital share transactions	(832,025)	(763,764)	176,091	(279,660)	(488,260)	(242,496)

Total increase (decrease) in net assets	(1,161,505)	515,427	204,291	482,742	1,886,071	296,705
Net assets:
Beginning of year	10,590,858	10,075,431	4,243,153	3,760,411	9,579,066	9,282,361

End of year	$9,429,353	$10,590,858	$4,447,444	$4,243,153	$11,465,137	$9,579,066

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

276	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)

					(dollars in thousands)
	Capital World Growth and Income Fund[2]		Growth-Income Fund		International Growth and Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$44,268	$25,233	$480,125	$485,987	$34,510	$21,504
Net realized gain (loss)	410,057	49,687	3,512,628	359,138	357,845	(43,217)
Net unrealized appreciation (depreciation)	(139,980)	113,216	4,888,658	3,849,348	(342,815)	123,625

Net increase (decrease) in net assets resulting from operations	314,345	188,136	8,881,411	4,694,473	49,540	101,912

Distributions paid to shareholders	(90,172)	(77,584)	(915,114)	(1,429,478)	(14,532)	(21,467)
Net capital share transactions	(14,968)	(74,585)	(3,505,347)	(799,726)	(1,112,349)	(124,648)

Total increase (decrease) in net assets	209,205	35,967	4,460,950	2,465,269	(1,077,341)	(44,203)
Net assets:
Beginning of year	2,174,450	2,138,483	38,491,535	36,026,266	1,455,883	1,500,086

End of year	$2,383,655	$2,174,450	$42,952,485	$38,491,535	$378,542	$1,455,883

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$32,730	$27,894	$496,078	$449,205	$4,583	$4,425
Net realized gain (loss)	44,998	(42,055)	2,982,523	808,394	24,122	18,255
Net unrealized appreciation (depreciation)	81,302	60,666	990,457	2,005,628	17,602	18,683

Net increase (decrease) in net assets resulting from operations	159,030	46,505	4,469,058	3,263,227	46,307	41,363

Distributions paid to shareholders	(29,764)	(28,997)	(1,541,316)	(606,436)	(29,247)	(21,373)
Net capital share transactions	(81,691)	80,728	(1,879,473)	(418,795)	(4,816)	(1,808)

Total increase (decrease) in net assets	47,575	98,236	1,048,269	2,237,996	12,244	18,182
Net assets:
Beginning of year	1,096,952	998,716	29,657,651	27,419,655	455,132	436,950

End of year	$1,144,527	$1,096,952	$30,705,920	$29,657,651	$467,376	$455,132

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Insurance Series	277

Financial statements (continued)

Statements of changes in net assets (continued)

					(dollars in thousands)
	The Bond Fund of America[3]		Capital World Bond Fund		American High-Income Trust[4]
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$215,953	$202,752	$42,586	$41,768	$47,176	$56,258
Net realized gain (loss)	129,232	480,282	16,012	45,840	7,485	(51,887)
Net unrealized appreciation (depreciation)	(353,151)	299,487	(168,792)	116,992	21,386	19,323

Net increase (decrease) in net assets resulting from operations	(7,966)	982,521	(110,194)	204,600	76,047	23,694

Distributions paid to shareholders	(687,442)	(339,511)	(91,748)	(64,860)	(43,416)	(69,840)
Net capital share transactions	2,474,568	213,249	(51,795)	70,361	152,225	(352,568)

Total increase (decrease) in net assets	1,779,160	856,259	(253,737)	210,101	184,856	(398,714)
Net assets:
Beginning of year	11,407,419	10,551,160	2,338,745	2,128,644	867,579	1,266,293

End of year	$13,186,579	$11,407,419	$2,085,008	$2,338,745	$1,052,435	$867,579

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[6]
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,555	$2,446	$(1,883)	$(171)	$26,482	$20,216
Net realized gain (loss)	(90)	12,009	— [5]	—	(5,219)	187,696
Net unrealized appreciation (depreciation)	(2,808)	5,064	(4)	(1)	(36,820)	61,889

Net increase (decrease) in net assets resulting from operations	(1,343)	19,519	(1,887)	(172)	(15,557)	269,801

Distributions paid to shareholders	(13,157)	(4,820)	—	(737)	(209,728)	(77,781)
Net capital share transactions	29,279	10,410	(41,201)	92,028	236,927	(934,697)

Total increase (decrease) in net assets	14,779	25,109	(43,088)	91,119	11,642	(742,677)
Net assets:
Beginning of year	319,619	294,510	375,749	284,630	2,153,657	2,896,334

End of year	$334,398	$319,619	$332,661	$375,749	$2,165,299	$2,153,657

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

278	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)

					(dollars in thousands)
	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund[7]
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(392)	$962	$2,984	$662	$3,320	$4,092
Net realized gain (loss)	93,312	27,752	654	(13,879)	15,848	(64,328)
Net unrealized appreciation (depreciation)	(21,491)	110,658	(10,287)	19,066	38,411	56,976

Net increase (decrease) in net assets resulting from operations	71,429	139,372	(6,649)	5,849	57,579	(3,260)

Distributions paid to shareholders	(27,384)	(25,274)	(931)	(3,247)	(6,019)	(16,900)
Net capital share transactions	(11,898)	10,698	(654)	1,198	(34,883)	11,085

Total increase (decrease) in net assets	32,147	124,796	(8,234)	3,800	16,677	(9,075)
Net assets:
Beginning of year	564,446	439,650	169,569	165,769	356,360	365,435

End of year	$596,593	$564,446	$161,335	$169,569	$373,037	$356,360

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$23,938	$27,259	$29,121	$30,915
Net realized gain (loss)	49,377	38,669	133,738	(41,687)
Net unrealized appreciation (depreciation)	292,194	145,694	169,648	161,153

Net increase (decrease) in net assets resulting from operations	365,509	211,622	332,507	150,381

Distributions paid to shareholders	(68,168)	(160,767)	(38,227)	(146,678)
Net capital share transactions	(64,385)	114,037	(254,031)	(57,436)

Total increase (decrease) in net assets	232,956	164,892	40,249	(53,733)
Net assets:
Beginning of year	2,434,616	2,269,724	2,778,771	2,832,504

End of year	$2,667,572	$2,434,616	$2,819,020	$2,778,771

[1]	Formerly Blue Chip Income and Growth Fund.
[2]	Formerly Global Growth and Income Fund.
[3]	Formerly Bond Fund.
[4]	Formerly High-Income Bond Fund.
[5]	Amount less than one thousand.
[6]	Formerly U.S. Government/AAA-Rated Securities Fund.
[7]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	279

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America (formerly Bond Fund) — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

280	American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund) — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	281

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

282	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2021 (dollars in thousands):

American Funds Insurance Series	283

Global Growth Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 1.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,060,561	$53,874	$1,493	$1,115,928
Consumer discretionary	724,029	—	—	724,029
Industrials	715,007	—	—	715,007
Health care	617,996	—	—	617,996
Financials	385,682	58,213	—	443,895
Consumer staples	119,178	—	—	119,178
Materials	102,192	—	—	102,192
Communication services	75,947	—	—	75,947
Real estate	65,682	—	—	65,682
Utilities	54,159	—	—	54,159
Energy	19,146	—	14,064	33,210
Preferred securities	11,043	—	29,406	40,449
Rights & warrants	—	18,841	—	18,841
Short-term securities	271,861	254,980	—	526,841

Total	$4,222,483	$385,908	$44,963	$4,653,354

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,813,380	$—	$6,798	$10,820,178
Consumer discretionary	9,054,755	—	—	9,054,755
Communication services	8,927,566	—	—	8,927,566
Health care	5,015,771	—	44,928	5,060,699
Industrials	3,266,333	—	—	3,266,333
Financials	3,027,578	—	—	3,027,578
Consumer staples	1,217,065	—	—	1,217,065
Materials	989,725	—	—	989,725
Energy	932,095	—	—	932,095
Utilities	342,585	—	—	342,585
Real estate	80,335	—	—	80,335
Preferred securities	31,804	—	43,313	75,117
Convertible bonds & notes	—	—	32,231	32,231
Short-term securities	1,653,472	—	—	1,653,472

Total	$45,352,464	$—	$127,270	$45,479,734

284	American Funds Insurance Series

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,611,083	$—	$—	$1,611,083
Industrials	1,181,120	—	—	1,181,120
Information technology	1,167,092	—	8,212	1,175,304
Health care	991,663	—	—	991,663
Consumer discretionary	964,114	18,207	—	982,321
Energy	715,272	—	—	715,272
Materials	634,285	—	—	634,285
Communication services	495,628	—	—	495,628
Consumer staples	335,577	—	—	335,577
Utilities	226,773	—	—	226,773
Real estate	43,473	—	—	43,473
Preferred securities	44,145	—	751	44,896
Rights & warrants	—	20,005	—	20,005
Short-term securities	1,050,006	—	—	1,050,006

Total	$9,460,231	$38,212	$8,963	$9,507,406

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$896,592	$—	$656	$897,248
Health care	549,516	—	—	549,516
Consumer discretionary	540,989	5,905	—	546,894
Financials	531,824	8,109	—	539,933
Communication services	361,561	—	—	361,561
Industrials	346,875	—	—	346,875
Materials	339,873	—	—	339,873
Consumer staples	237,236	—	—	237,236
Energy	142,678	—	—	142,678
Utilities	68,710	—	—	68,710
Real estate	62,178	—	—	62,178
Preferred securities	29,309	—	11,948	41,257
Rights & warrants	116	832	—	948
Bonds, notes & other debt instruments	—	114,239	—	114,239
Short-term securities	225,836	—	—	225,836

Total	$4,333,293	$129,085	$12,604	$4,474,982

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$139	$—	$—	$139
Liabilities:
Unrealized depreciation on futures contracts	(175)	—	—	(175)
Unrealized depreciation on open forward currency contracts	—	(20)	—	(20)

Total	$(36)	$(20)	$—	$(56)

*	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series	285

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$479,308	$—	$—	$479,308
Financials	349,790	—	—	349,790
Health care	286,795	—	—	286,795
Consumer discretionary	262,978	1,044	—	264,022
Industrials	214,884	—	—	214,884
Communication services	196,875	—	—	196,875
Consumer staples	168,697	—	—	168,697
Materials	117,290	—	—	117,290
Energy	79,671	—	—	79,671
Utilities	67,102	—	—	67,102
Real estate	48,568	—	—	48,568
Preferred securities	17,782	—	—	17,782
Convertible stocks	3,250	941	—	4,191
Convertible bonds & notes	—	3,844	—	3,844
Bonds, notes & other debt instruments	—	5,618	—	5,618
Short-term securities	13,613	60,796	—	74,409

Total	$2,306,603	$72,243	$—	$2,378,846

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,284,052	$—	$—	$10,284,052
Communication services	6,345,494	—	—	6,345,494
Health care	4,971,737	—	—	4,971,737
Consumer discretionary	4,445,395	18,805	—	4,464,200
Industrials	4,418,646	—	—	4,418,646
Financials	4,021,335	—	—	4,021,335
Materials	1,903,881	—	—	1,903,881
Consumer staples	1,370,917	—	—	1,370,917
Energy	1,349,607	—	—	1,349,607
Utilities	1,058,152	—	—	1,058,152
Real estate	988,294	—	—	988,294
Convertible stocks	577,437	—	—	577,437
Bonds, notes & other debt instruments	—	6,910	—	6,910
Short-term securities	1,304,218	—	—	1,304,218

Total	$43,039,165	$25,715	$—	$43,064,880

International Growth and Income Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 1.

286	American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$184,960	$—	$—	$184,960
Information technology	123,815	—	—	123,815
Consumer staples	107,093	—	—	107,093
Health care	89,480	—	—	89,480
Real estate	85,366	—	—	85,366
Utilities	74,549	—	—	74,549
Energy	55,574	—	—	55,574
Industrials	52,004	—	—	52,004
Materials	43,636	—	—	43,636
Communication services	43,081	—	—	43,081
Consumer discretionary	34,767	—	—	34,767
Preferred securities	1,944	—	—	1,944
Rights & warrants	8	—	—	8
Convertible stocks	13,585	—	—	13,585
Investment funds	30,304	—	—	30,304
Convertible bonds & notes	—	501	—	501
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	106,443	—	106,443
Mortgage-backed obligations	—	35,805	—	35,805
Corporate bonds, notes & loans	—	22,051	—	22,051
Asset-backed obligations	—	6,380	—	6,380
Bonds & notes of governments & government agencies outside the U.S.	—	863	—	863
Municipals	—	275	—	275
Short-term securities	47,057	—	—	47,057

Total	$987,223	$172,318	$—	$1,159,541

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$324	$—	$—	$324
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared interest rate swaps	—	1,451	—	1,451
Liabilities:
Unrealized depreciation on futures contracts	(92)	—	—	(92)
Unrealized depreciation on credit default swaps	—	(14)	—	(14)

Total	$232	$1,439	$—	$1,671

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	287

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$5,274,022	$—	$—		$5,274,022
Financials	3,603,788	—	1,375		3,605,163
Health care	2,788,763	—	19,887		2,808,650
Consumer discretionary	2,632,781	—	—		2,632,781
Communication services	2,075,431	—	—		2,075,431
Consumer staples	1,766,139	—	—		1,766,139
Industrials	1,332,133	—	12,007		1,344,140
Materials	1,063,067	—	—		1,063,067
Real estate	689,076	—	—		689,076
Energy	548,971	1,388	—		550,359
Utilities	260,904	—	—		260,904
Preferred securities	—	—	317		317
Rights & warrants	48	—	—	*	48
Convertible stocks	—	—	50,000		50,000
Investment funds	1,617,261	—	—		1,617,261
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,467,556	—		2,467,556
Corporate bonds, notes & loans	—	1,979,208	9,723		1,988,931
Mortgage-backed obligations	—	1,433,795	—		1,433,795
Asset-backed obligations	—	396,057	—		396,057
Municipals	—	36,665	—		36,665
Federal agency bonds & notes	—	35,972	—		35,972
Bonds & notes of governments & government agencies outside the U.S.	—	34,901	—		34,901
Short-term securities	1,435,438	—	—		1,435,438

Total	$25,087,822	$6,385,542	$93,309		$31,566,673

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$970	$—	$—		$970
Liabilities:
Unrealized depreciation on futures contracts	(15,206)	—	—		(15,206)
Unrealized depreciation on credit default swaps	—	(48)	—		(48)

Total	$(14,236)	$(48)	$—		$(14,284)

*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

288	American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$70,606	$—	$—	$70,606
Health care	46,185	—	—	46,185
Consumer discretionary	37,860	—	—	37,860
Financials	33,972	—	—	33,972
Consumer staples	32,932	—	—	32,932
Industrials	24,166	—	—	24,166
Materials	12,528	—	—	12,528
Communication services	10,646	—	—	10,646
Energy	10,300	—	—	10,300
Real estate	10,269	—	—	10,269
Utilities	4,931	—	—	4,931
Preferred securities	1,446	—	—	1,446
Convertible stocks	1,373	—	—	1,373
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	59,692	—	59,692
U.S. Treasury bonds & notes	—	50,826	—	50,826
Corporate bonds, notes & loans	—	20,534	—	20,534
Mortgage-backed obligations	—	4,344	—	4,344
Municipals	—	183	—	183
Asset-backed obligations	—	76	—	76
Short-term securities	1,127	33,664	—	34,791

Total	$298,341	$169,319	$—	$467,660

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$129	$—	$—	$129
Unrealized appreciation on open forward currency contracts	—	57	—	57
Unrealized appreciation on centrally cleared interest rate swaps	—	61	—	61
Liabilities:
Unrealized depreciation on futures contracts	(48)	—	—	(48)
Unrealized depreciation on open forward currency contracts	—	(246)	—	(246)
Unrealized depreciation on centrally cleared interest rate swaps	—	(298)	—	(298)
Unrealized depreciation on credit default swaps	—	(2)	—	(2)

Total	$81	$(428)	$—	$(347)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,814,588	$—	$5,814,588
Corporate bonds, notes & loans	—	4,332,302	—	4,332,302
Mortgage-backed obligations	—	1,738,723	—	1,738,723
Asset-backed obligations	—	549,393	—	549,393
Municipals	—	214,640	—	214,640
Bonds & notes of governments & government agencies outside the U.S.	—	144,725	—	144,725
Federal agency bonds & notes	—	12,363	—	12,363
Short-term securities	1,311,257	—	—	1,311,257

Total	$1,311,257	$12,806,734	$—	$14,117,991

American Funds Insurance Series	289

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,747	$—	$—	$13,747
Unrealized appreciation on open forward currency contracts	—	256	—	256
Unrealized appreciation on centrally cleared interest rate swaps	—	317	—	317
Unrealized appreciation on credit default swaps	—	74	—	74
Liabilities:
Unrealized depreciation on futures contracts	(13,724)	—	—	(13,724)
Unrealized depreciation on open forward currency contracts	—	(611)	—	(611)
Unrealized depreciation on centrally cleared interest rate swaps	—	(11,302)	—	(11,302)

Total	$23	$(11,266)	$—	$(11,243)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$337,509	$—		$337,509
Chinese yuan renminbi	—	182,032	—		182,032
Japanese yen	—	178,537	—		178,537
British pounds	—	80,171	—		80,171
Danish kroner	—	63,501	—		63,501
Canadian dollars	—	51,818	—		51,818
Mexican pesos	—	38,174	—		38,174
Russian rubles	—	35,006	—		35,006
Malaysian ringgits	—	31,731	—		31,731
Australian dollars	—	21,812	—		21,812
Indonesian rupiah	—	15,357	—		15,357
Colombian pesos	—	14,717	—		14,717
Brazilian reais	—	9,535	—		9,535
South Korean won	—	8,710	—		8,710
Czech korunas	—	8,035	—		8,035
Polish zloty	—	6,326	—		6,326
Peruvian nuevos soles	—	5,458	—		5,458
Norwegian kroner	—	5,200	—		5,200
Indian rupees	—	5,066	—		5,066
Ukrainian hryvnia	—	5,031	—		5,031
Chilean pesos	—	3,775	—		3,775
South African rand	—	2,070	—		2,070
Romanian leu	—	1,156	—		1,156
U.S. dollars	—	826,311	551		826,862
Preferred securities	—	—	34		34
Common stocks	426	204	1,322		1,952
Rights & warrants	6	—	—	*	6
Short-term securities	144,080	24,114	—		168,194

Total	$144,512	$1,961,356	$1,907		$2,107,775

See end of tables for footnotes.

290	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,817	$—	$—	$1,817
Unrealized appreciation on open forward currency contracts	—	4,439	—	4,439
Unrealized appreciation on centrally cleared interest rate swaps	—	1,021	—	1,021
Unrealized appreciation on credit default swaps	—	10	—	10
Liabilities:
Unrealized depreciation on futures contracts	(1,993)	—	—	(1,993)
Unrealized depreciation on open forward currency contracts	—	(3,957)	—	(3,957)
Unrealized depreciation on centrally cleared interest rate swaps	—	(4,877)	—	(4,877)
Unrealized depreciation on credit default swaps	—	(92)	—	(92)

Total	$(176)	$(3,456)	$—	$(3,632)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$949,480	$8,399	$957,879
Asset-backed obligations	—	292	—	292
Convertible bonds & notes	—	602	76	678
Convertible stocks	387	430	—	817
Common stocks	19,400	5,476	31,217	56,093
Preferred securities	—	2,264	719	2,983
Rights & warrants	850	801	—	1,651
Short-term securities	17,238	—	—	17,238

Total	$37,875	$959,345	$40,411	$1,037,631

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$10	$—	$10
Liabilities:
Unrealized depreciation on futures contracts	(211)	—	—	(211)
Unrealized depreciation on credit default swaps	—	(4)	—	(4)

Total	$(211)	$6	$—	$(205)

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2021 (dollars in thousands):

	Beginning value at 1/1/2021	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2021
Investment securities	$28,783	$1,848	$11,864	$(9,677)	$(6,949)	$15,170	$(628)	$40,411
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2021								$(261)

[2]

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

[3]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	291

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$ 8,399	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Call price	N/A	N/A	N/A
		Yield analysis	YTM risk premium	104 - 200 bps	169 bps	Decrease
Convertible bonds & notes	76	Transaction price	N/A	N/A	N/A	N/A
Common stocks	31,217	Estimated recovery value	Exchange terms	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Par value	N/A	N/A	N/A
			Adjustment based on market decline	20%	20%	Decrease
			Expected proceeds	N/A	N/A	N/A
		Market comparable companies	EV/EBITDA multiple	4.1x	4.1x	Increase
			Discount to EV/EBITDA multiple	50%	50%	Decrease
			EV/EBITDA less CapEx multiple	12.5x	12.5x	Increase
			Discount to EV/EBITDA less CapEx multiple	18%	18%	Decrease
			Discount for uncertainty	5%	5%	Decrease
			DLOM	20% - 21%	20.25%	Decrease
Preferred securities	719	Market comparable companies	EV/EBITDA multiple	4.9x	4.9x	Increase
			Discount to EV/EBITDA multiple	29%	29%	Decrease
			DLOM	30%	30%	Decrease

Total	$40,411

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

292	American Funds Insurance Series

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$177,959	$—	$177,959
U.S. Treasury bonds & notes	—	68,384	—	68,384
Asset-backed obligations	—	12,449	—	12,449
Bonds & notes of governments & government agencies outside the U.S.	—	746	—	746
Federal agency bonds & notes	—	283	—	283
Corporate bonds, notes & loans	—	249	—	249
Short-term securities	—	175,976	—	175,976

Total	$—	$436,046	$—	$436,046

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$113	$—	$—	$113
Unrealized appreciation on centrally cleared interest rate swaps	—	2,375	—	2,375
Liabilities:
Unrealized depreciation on futures contracts	(109)	—	—	(109)

Total	$4	$2,375	$—	$2,379

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,087,940	$—	$1,087,940
Federal agency bonds & notes	—	275,982	—	275,982
Mortgage-backed obligations	—	241,199	—	241,199
Short-term securities	—	575,846	—	575,846

Total	$—	$2,180,967	$—	$2,180,967

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,310	$—	$—	$4,310
Unrealized appreciation on centrally cleared interest rate swaps	—	23,753	—	23,753
Liabilities:
Unrealized depreciation on futures contracts	(3,701)	—	—	(3,701)
Unrealized depreciation on centrally cleared interest rate swaps	—	(7,660)	—	(7,660)

Total	$609	$16,093	$—	$16,702

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	293

Managed Risk Washington Mutual Investors Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

294	American Funds Insurance Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	295

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to a fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose a fund to potential gains and losses in excess of the initial amount invested.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

296	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Insurance Series	297

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

298	American Funds Insurance Series

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4,822	$4,283	$1,028	$3,855
Global Small Capitalization Fund	85,086	76,415	13,589	68,774
Growth Fund	47,077	48,094	—	43,285
International Fund	77,301	80,676	—	72,608
New World Fund	13,375	10,080	3,844	9,072
Washington Mutual Investors Fund	89,518	21,965	69,824	19,769
Capital World Growth and Income Fund	2,444	693	1,903	624
Growth-Income Fund	91,976	92,730	1,091	83,457
International Growth and Income Fund	53	—	83	—
Capital Income Builder	6,084	4,628	1,639	4,165
Asset Allocation Fund	19,643	20,115	—	18,104

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

American Funds Insurance Series	299

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2021, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $3,349,000, $28,000 and $263,000, respectively, which would represent 0.01%, less than 0.01% and less than 0.01%, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $2,000, less than $1,000 and $1,000, respectively, which is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

300	American Funds Insurance Series

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap Contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

American Funds Insurance Series	301

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps		Credit default swaps
New World Fund	Not applicable	$16,516	$3,352	Not applicable		Not applicable
Capital Income Builder	Not applicable	49,368	121	$33,408		$3,143
Asset Allocation Fund	Not applicable	2,337,536	Not applicable	53,834	*	164,515
Global Balanced Fund	Not applicable	41,862	25,526	18,289		2,659
The Bond Fund of America	Not applicable	4,598,971	190,802	442,745		90,199
Capital World Bond Fund	Not applicable	742,006	570,630	245,088		61,989
American High-Income Trust	Not applicable	71,113	Not applicable	Not applicable		34,157
American Funds Mortgage Fund	Not applicable	33,443	Not applicable	50,217		Not applicable
U.S. Government Securities Fund	Not applicable	2,025,976	Not applicable	1,348,044		Not applicable
Managed Risk Growth Fund	590,826	54,345	Not applicable	Not applicable		Not applicable
Managed Risk International Fund	140,070	43,618	Not applicable	Not applicable		Not applicable
Managed Risk Washington Mutual Investors Fund	410,827	25,404	Not applicable	Not applicable		Not applicable
Managed Risk Growth-Income Fund	5,489,892	143,240	Not applicable	Not applicable		Not applicable
Managed Risk Asset Allocation Fund	706,058	152,266	Not applicable	Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

302	American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2021 (dollars in thousands):

International Fund

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(86)	Net unrealized appreciation on forward currency contracts	$86

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$139	Unrealized depreciation[1]	$175
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	20

			$139		$195

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$95	Net unrealized depreciation on futures contracts	$(26)
Forward currency	Currency	Net realized gain on forward currency contracts	228	Net unrealized appreciation on forward currency contracts	34

			$323		$8

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$324	Unrealized depreciation[1]	$92
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,451	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	14

			$1,777		$106

See end of tables for footnotes.

American Funds Insurance Series	303

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(702)	Net unrealized appreciation on futures contracts	$282
Forward currency	Currency	Net realized loss on forward currency contracts	(20)	Net unrealized appreciation on forward currency contracts	24
Swap	Interest	Net realized gain on swap contracts	331	Net unrealized appreciation on swap contracts	882
Swap	Credit	Net realized gain on swap contracts	334	Net unrealized depreciation on swap contracts	(166)

			$(57)		$1,022

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$970	Unrealized depreciation[1]	$15,206
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	48

			$970		$15,254

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(990)	Net unrealized depreciation on futures contracts	$(13,464)
Swap	Interest	Net realized gain on swap contracts	1,750	Net unrealized depreciation on swap contracts	(796)
Swap	Credit	Net realized loss on swap contracts	(2,014)	Net unrealized depreciation on swap contracts	(48)

			$(1,254)		$(14,308)

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$129	Unrealized depreciation[1]	$48
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	57	Unrealized depreciation on open forward currency contracts	246
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	61	Unrealized depreciation[1]	298
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	2

			$247		$594

See end of tables for footnotes.

304	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$166	Net unrealized appreciation on futures contracts	$78
Forward currency	Currency	Net realized loss on forward currency contracts	(627)	Net unrealized depreciation on forward currency contracts	(187)
Swap	Interest	Net realized gain on swap contracts	98	Net unrealized depreciation on swap contracts	(258)
Swap	Credit	Net realized loss on swap contracts	(29)	Net unrealized depreciation on swap contracts	(2)

			$(392)		$(369)

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$13,747	Unrealized depreciation[1]	$13,724
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	256	Unrealized depreciation on open forward currency contracts	611
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	317	Unrealized depreciation[1]	11,302
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	74	Unrealized depreciation[1]	—

			$14,394		$25,637

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$29,652	Net unrealized depreciation on futures contracts	$(6,784)
Forward currency	Currency	Net realized gain on forward currency contracts	8,119	Net unrealized appreciation on forward currency contracts	2,252
Swap	Interest	Net realized loss on swap contracts	(18,971)	Net unrealized appreciation on swap contracts	14,076
Swap	Credit	Net realized loss on swap contracts	(165)	Net unrealized appreciation on swap contracts	74

			$18,635		$9,618

See end of tables for footnotes.

American Funds Insurance Series	305

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,817	Unrealized depreciation[1]	$1,993
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	4,439	Unrealized depreciation on open forward currency contracts	3,957
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,021	Unrealized depreciation[1]	4,877
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	10	Unrealized depreciation[1]	92

			$7,287		$10,919

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,188)	Net unrealized depreciation on futures contracts	$(329)
Forward currency	Currency	Net realized loss on forward currency contracts	(23,989)	Net unrealized appreciation on forward currency contracts	126
Swap	Interest	Net realized gain on swap contracts	1,239	Net unrealized depreciation on swap contracts	(3,792)
Swap	Credit	Net realized loss on swap contracts	(1,496)	Net unrealized appreciation on swap contracts	585

			$(25,434)		$(3,410)

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$211
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	10	Unrealized depreciation[1]	4

			$10		$215

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$818	Net unrealized depreciation on futures contracts	$(192)
Swap	Credit	Net realized loss on swap contracts	(2,330)	Net unrealized appreciation on swap contracts	728

			$(1,512)		$536

See end of tables for footnotes.

306	American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$113	Unrealized depreciation[1]	$109
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	2,375	Unrealized depreciation[1]	—

			$2,488		$109

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$638	Net unrealized depreciation on futures contracts	$(29)
Swap	Interest	Net realized gain on swap contracts	242	Net unrealized appreciation on swap contracts	1,161

			$880		$1,132

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$4,310	Unrealized depreciation[1]	$3,701
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	23,753	Unrealized depreciation[1]	7,660

			$28,063		$11,361

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(2,118)	Net unrealized appreciation on futures contracts	$649
Swap	Interest	Net realized gain on swap contracts	26,182	Net unrealized depreciation on swap contracts	(11,387)

			$24,064		$(10,738)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$2,602	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	4	Unrealized depreciation[1]	28
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,216
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	99

			$2,606		$1,343

See end of tables for footnotes.

American Funds Insurance Series	307

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(2,843)	Net unrealized depreciation on investments in unaffiliated issuers	$(1,410)
Futures	Currency	Net realized gain on futures contracts	33	Net unrealized depreciation on futures contracts	(24)
Futures	Equity	Net realized loss on futures contracts	(16,517)	Net unrealized depreciation on futures contracts	(1,216)
Futures	Interest	Net realized loss on futures contracts	(1,636)	Net unrealized depreciation on futures contracts	(168)

			$(20,963)		$(2,818)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$590	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	68	Unrealized depreciation[1]	381
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	70

			$658		$451

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(634)	Net unrealized depreciation on investments in unaffiliated issuers	$(557)
Futures	Currency	Net realized gain on futures contracts	130	Net unrealized depreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(2,276)	Net unrealized depreciation on futures contracts	(313)
Futures	Interest	Net realized loss on futures contracts	(430)	Net unrealized depreciation on futures contracts	(91)

			$(3,210)		$(961)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$1,778	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	70
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	28

			$1,778		$103

See end of tables for footnotes.

308	American Funds Insurance Series

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,894)	Net unrealized depreciation on investments in unaffiliated issuers	$(1,031)
Futures	Currency	Net realized loss on futures contracts	(28)	Net unrealized depreciation on futures contracts	(5)
Futures	Equity	Net realized loss on futures contracts	(10,071)	Net unrealized depreciation on futures contracts	(70)
Futures	Interest	Net realized loss on futures contracts	(1,210)	Net unrealized depreciation on futures contracts	(66)

			$(13,203)		$(1,172)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$14,711	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	9
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	618
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	61

			$14,711		$688

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(82,892)	Net unrealized appreciation on investments in unaffiliated issuers	$13,665
Futures	Currency	Net realized gain on futures contracts	46	Net unrealized depreciation on futures contracts	(9)
Futures	Equity	Net realized gain on futures contracts	4,310	Net unrealized depreciation on futures contracts	(3,255)
Futures	Interest	Net realized loss on futures contracts	(5,158)	Net unrealized depreciation on futures contracts	(402)

			$(83,694)		$9,999

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$3,532	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	1	Unrealized depreciation[1]	10
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	125
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	107
			$3,533		$242

See end of tables for footnotes.

American Funds Insurance Series	309

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,106)	Net unrealized depreciation on investments in unaffiliated issuers	$(1,900)
Futures	Currency	Net realized gain on futures contracts	159	Net unrealized depreciation on futures contracts	(9)
Futures	Equity	Net realized loss on futures contracts	(25,320)	Net unrealized depreciation on futures contracts	(125)
Futures	Interest	Net realized loss on futures contracts	(4,405)	Net unrealized depreciation on futures contracts	(465)

			$(36,672)		$(2,499)

[1]

Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

310	American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2021, if close-out netting was exercised (dollars in thousands):

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Morgan Stanley	$20	$—	$—	$—	$20

Capital Income Builder

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
JPMorgan Chase	$2	$—	$—	$—	$2

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$1	$—	$—	$—	$1
Citibank	12	(12)	—	—	—
Goldman Sachs	21	(21)	—	—	—
HSBC Bank	3	(3)	—	—	—
Morgan Stanley	12	(12)	—	—	—
Standard Chartered Bank	8	(8)	—	—	—

Total	$57	$(56)	$—	$—	$1

Liabilities:
Bank of America	$4	$—	$—	$—	$4
Bank of New York Mellon	34	—	—	—	34
Citibank	59	(12)	—	—	47
Goldman Sachs	61	(21)	—	—	40
HSBC Bank	33	(3)	—	—	30
JPMorgan Chase	14	—	—	—	14
Morgan Stanley	18	(12)	—	—	6
Standard Chartered Bank	13	(8)	—	—	5
UBS AG	10	—	—	—	10

Total	$246	$(56)	$—	$—	$190

See end of tables for footnote.

American Funds Insurance Series	311

The Bond Fund of America

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$86	$—	$—	$—	$86
Citibank	162	(88)	—	—	74
Morgan Stanley	8	(8)	—	—	—

Total	$256	$(96)	$—	$—	$160

Liabilities:
Citibank	$88	$(88)	$—	$—	$—
JPMorgan Chase	284	—	—	—	284
Morgan Stanley	163	(8)	—	—	155
UBS AG	76	—	(25)	—	51

Total	$611	$(96)	$(25)	$—	$490

Capital World Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$94	$(40)	$—	$—	$54
Barclays Bank PLC	20	—	—	—	20
BNP Paribas	5	(5)	—	—	—
Citibank	3,068	(1,275)	—	(1,781)	12
Goldman Sachs	479	(347)	—	—	132
HSBC Bank	38	(5)	—	—	33
JPMorgan Chase	666	(545)	—	(50)	71
Morgan Stanley	66	(66)	—	—	—
UBS AG	3	(3)	—	—	—

Total	$4,439	$(2,286)	$—	$(1,831)	$322

Liabilities:
Bank of America	$40	$(40)	$—	$—	$—
Bank of New York Mellon	190	—	—	—	190
BNP Paribas	40	(5)	—	—	35
Citibank	1,275	(1,275)	—	—	—
Goldman Sachs	347	(347)	—	—	—
HSBC Bank	5	(5)	—	—	—
JPMorgan Chase	545	(545)	—	—	—
Morgan Stanley	1,052	(66)	(952)	—	34
Standard Chartered Bank	322	—	—	—	322
UBS AG	141	(3)	—	—	138

Total	$3,957	$(2,286)	$(952)	$—	$719

*	Collateral is shown on a settlement basis.

312	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2021, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Interest
Global Growth Fund	$11,398	$3,241
Global Small Capitalization Fund	145	—
Growth Fund	394	76
International Fund	22,708	5,821
New World Fund	1,778	454
Capital World Growth and Income Fund	5,436	1,535
Growth-Income Fund	9,219	1,714
International Growth and Income Fund	2,557	332
Asset Allocation Fund	1,935	285

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

American Funds Insurance Series	313

Additional tax basis disclosures for each fund as of December 31, 2021, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$35,090	$155,910	$575,141	$91,536	$79,588	$436,702
Undistributed long-term capital gains	815,909	935,195	4,457,096	955,085	247,561	1,827,154
Capital loss carryforward utilized	—	—	—	136,440	—	63,496

Gross unrealized appreciation on investments	5,085,913	1,808,660	24,730,869	2,617,683	1,605,994	3,055,222
Gross unrealized depreciation on investments	(270,913)	(162,301)	(626,372)	(400,787)	(126,281)	(147,888)
Net unrealized appreciation on investments	4,815,000	1,646,359	24,104,497	2,216,896	1,479,713	2,907,334

Cost of investments	4,783,148	3,006,995	21,375,237	7,290,510	2,995,213	8,579,588

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	—	—	(3)

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$66,586	$578,031	$753	$7,363	$333,342	$282
Late year ordinary loss deferral*	—	—	—	—	—	(110)
Undistributed long-term capital gains	354,484	2,984,322	145,163	—	2,509,013	1,947
Capital loss carryforward†	—	—	—	(20,560)	—	—
Capital loss carryforward utilized	—	—	76,870	42,385	—	—

Gross unrealized appreciation on investments	673,004	19,796,736	48,613	245,885	10,046,493	124,598
Gross unrealized depreciation on investments	(67,109)	(418,359)	(5,435)	(10,783)	(345,123)	(6,843)
Net unrealized appreciation on investments	605,895	19,378,377	43,178	235,102	9,701,370	117,755

Cost of investments	1,772,951	23,686,503	331,959	925,824	21,852,966	349,627

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(113)	2	156,806	(1)	(2)	(1)

See end of tables for footnote.

314	American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Undistributed ordinary income	$95,270	$4,353	$9,517	$499	$—	$7,641
Undistributed long-term capital gains	97,219	26,459	—	—	—	—
Capital loss carryforward†	—	—	(247,812)	(496)	(1)	(14,302)

Gross unrealized appreciation on investments	363,416	62,753	60,485	4,831	6	57,102
Gross unrealized depreciation on investments	(111,177)	(62,330)	(31,726)	(1,732)	(4)	(23,294)
Net unrealized appreciation on investments	252,239	423	28,759	3,099	2	33,808

Cost of investments	13,856,209	2,105,009	1,009,428	435,288	325,639	2,163,861

Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	(1)	—	(1,885)	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$1,846	$3,367	$3,923	$23,113	$34,460
Undistributed long-term capital gains	83,454	—	—	50,937	87,163
Capital loss carryforward†	—	(12,234)	(23,718)	—	—
Capital loss carryforward utilized	—	—	—	—	31,551

Gross unrealized appreciation on investments	142,849	26,107	105,174	664,064	578,194
Gross unrealized depreciation on investments	(6,293)	(10,794)	(35,295)	(60,340)	(19,230)
Net unrealized appreciation on investments	136,556	15,313	69,879	603,724	558,964

Cost of investments	455,132	143,847	302,956	2,059,041	2,259,764

*	This deferral is considered incurred in the subsequent year.
†

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,870	$193,074	$216,944	$16,383	$73,033	$89,416
Class 1A	55	645	700	29	205	234
Class 2	15,210	221,402	236,612	13,463	109,286	122,749
Class 4	1,339	30,748	32,087	653	11,537	12,190

Total	$40,474	$445,869	$486,343	$30,528	$194,061	$224,589

American Funds Insurance Series	315

Global Small Capitalization Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$55,655	$55,655	$5,414	$120,074	$125,488
Class 1A	—	39	39	2	42	44
Class 2	—	60,246	60,246	5,373	140,495	145,868
Class 4	—	7,215	7,215	408	12,682	13,090

Total	$—	$123,155	$123,155	$11,197	$273,293	$284,490

Growth Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$181,380	$2,073,422	$2,254,802	$68,600	$285,315	$353,915
Class 1A	701	9,031	9,732	141	547	688
Class 2	167,439	2,610,409	2,777,848	53,722	404,657	458,379
Class 3	2,435	35,107	37,542	860	5,433	6,293
Class 4	17,483	340,551	358,034	3,629	42,241	45,870

Total	$369,438	$5,068,520	$5,437,958	$126,952	$738,193	$865,145

International Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$131,730	$—	$131,730	$44,223	$—	$44,223
Class 1A	281	—	281	56	—	56
Class 2	105,815	—	105,815	25,688	—	25,688
Class 3	545	—	545	157	—	157
Class 4	10,725	—	10,725	1,591	—	1,591

Total	$249,096	$—	$249,096	$71,715	$—	$71,715

New World Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$26,785	$78,257	$105,042	$16,847	$8,752	$25,599
Class 1A	77	273	350	48	26	74
Class 2	9,450	36,498	45,948	6,570	4,233	10,803
Class 4	5,794	28,566	34,360	4,454	3,019	7,473

Total	$42,106	$143,594	$185,700	$27,919	$16,030	$43,949

316      American Funds Insurance Series

Washington Mutual Investors Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$104,666	$—	$104,666	$100,756	$61,517	$162,273
Class 1A	2,211	—	2,211	350	134	484
Class 2	46,652	—	46,652	48,936	34,662	83,598
Class 4	12,620	—	12,620	10,866	7,992	18,858

Total	$166,149	$—	$166,149	$160,908	$104,305	$265,213

Capital World Growth and Income Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$14,543	$16,997	$31,540	$8,987	$15,679	$24,666
Class 1A	99	67	166	28	53	81
Class 2	20,948	29,988	50,936	15,537	32,112	47,649
Class 4	3,094	4,436	7,530	1,576	3,612	5,188

Total	$38,684	$51,488	$90,172	$26,128	$51,456	$77,584

Growth-Income Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$328,564	$239,575	$568,139	$381,174	$482,142	$863,316
Class 1A	308	185	493	211	265	476
Class 2	164,258	145,765	310,023	207,651	305,445	513,096
Class 3	1,864	1,578	3,442	2,378	3,413	5,791
Class 4	16,599	16,418	33,017	17,727	29,072	46,799

Total	$511,593	$403,521	$915,114	$609,141	$820,337	$1,429,478

International Growth and Income Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,585	$—	$4,585	$17,264	$—	$17,264
Class 1A	140	—	140	38	—	38
Class 2	6,218	—	6,218	2,910	—	2,910
Class 4	3,589	—	3,589	1,255	—	1,255

Total	$14,532	$—	$14,532	$21,467	$—	$21,467

Capital Income Builder

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,222	$—	$16,222	$17,286	$—	$17,286
Class 1A	218	—	218	161	—	161
Class 2	315	—	315	181	—	181
Class 4	13,009	—	13,009	11,369	—	11,369

Total	$29,764	$—	$29,764	$28,997	$—	$28,997

American Funds Insurance Series      317

Asset Allocation Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$424,814	$579,353	$1,004,167	$333,238	$79,610	$412,848
Class 1A	423	457	880	213	51	264
Class 2	108,045	154,751	262,796	80,906	22,747	103,653
Class 3	717	976	1,693	520	141	661
Class 4	107,752	164,028	271,780	67,789	21,221	89,010

Total	$641,751	$899,565	$1,541,316	$482,666	$123,770	$606,436

Global Balanced Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,680	$6,058	$7,738	$1,746	$5,085	$6,831
Class 1A	45	189	234	29	99	128
Class 2	2,431	10,638	13,069	2,128	7,631	9,759
Class 4	1,305	6,901	8,206	844	3,811	4,655

Total	$5,461	$23,786	$29,247	$4,747	$16,626	$21,373

The Bond Fund of America

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$301,454	$133,858	$435,312	$185,412	$25,238	$210,650
Class 1A	408	193	601	224	31	255
Class 2	138,464	69,578	208,042	96,166	14,478	110,644
Class 4	28,710	14,777	43,487	15,659	2,303	17,962

Total	$469,036	$218,406	$687,442	$297,461	$42,050	$339,511

Capital World Bond Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$34,401	$10,279	$44,680	$30,575	$4,335	$34,910
Class 1A	34	7	41	16	3	19
Class 2	33,715	10,855	44,570	24,602	3,871	28,473
Class 4	1,845	612	2,457	1,252	206	1,458

Total	$69,995	$21,753	$91,748	$56,445	$8,415	$64,860

318      American Funds Insurance Series

American High-Income Trust

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,054	$—	$11,054	$10,071	$—	$10,071
Class 1A	59	—	59	78	—	78
Class 2	28,636	—	28,636	54,086	—	54,086
Class 3	429	—	429	799	—	799
Class 4	3,238	—	3,238	4,806	—	4,806

Total	$43,416	$—	$43,416	$69,840	$—	$69,840

American Funds Mortgage Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,294	$3,087	$9,381	$3,288	$263	$3,551
Class 1A	39	18	57	13	1	14
Class 2	1,448	784	2,232	722	75	797
Class 4	936	551	1,487	406	52	458

Total	$8,717	$4,440	$13,157	$4,429	$391	$4,820

Ultra-Short Bond Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$104		$—	$104
Class 1A	—	—	—	—	*	—	—	*
Class 2	—	—	—	558		—	558
Class 3	—	—	—	8		—	8
Class 4	—	—	—	67		—	67

Total	$—	$—	$—	$737		$—	$737

U.S. Government Securities Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$30,987	$9,355	$40,342	$12,901	$3,231	$16,132
Class 1A	389	129	518	107	29	136
Class 2	108,143	36,124	144,267	40,852	11,067	51,919
Class 3	714	234	948	318	89	407
Class 4	17,596	6,057	23,653	7,195	1,992	9,187

Total	$157,829	$51,899	$209,728	$61,373	$16,408	$77,781

See end of tables for footnote.

American Funds Insurance Series      319

Managed Risk Growth Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$106	$409	$515	$64	$374	$438
Class P2	3,159	23,710	26,869	3,441	21,395	24,836

Total	$3,265	$24,119	$27,384	$3,505	$21,769	$25,274

Managed Risk International Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$14	$—	$14	$21	$10	$31
Class P2	917	—	917	1,913	1,303	3,216

Total	$931	$—	$931	$1,934	$1,313	$3,247

Managed Risk Washington Mutual Investors Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$40	$—	$40	$29	$37	$66
Class P2	5,979	—	5,979	6,006	10,828	16,834

Total	$6,019	$—	$6,019	$6,035	$10,865	$16,900

Managed Risk Growth-Income Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30,716	$29,380	$60,096	$37,519	$103,175	$140,694
Class P2	3,713	4,359	8,072	4,874	15,199	20,073

Total	$34,429	$33,739	$68,168	$42,393	$118,374	$160,767

Managed Risk Asset Allocation Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$114	$—	$114	$58	$146	$204
Class P2	38,113	—	38,113	40,641	105,833	146,474

Total	$38,227	$—	$38,227	$40,699	$105,979	$146,678

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

320      American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the year ended December 31, 2021, CRMC waived $28,000 in fees for Global Growth Fund in advance of the investment advisory and service agreement effective May 1, 2021. In addition, CRMC waived $15,000 in fees for Growth Fund in advance of the next investment advisory and service agreement that will become effective on May 1, 2022.

At the beginning of the year, CRMC waived a portion of its investment advisory services fees at the rates of 0.18%, 0.26%, 0.10% and

0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. Effective May 1, 2021, CRMC revised the waiver rates to 0.25% and 0.21% of the daily net assets of Capital Income Builder and American Funds Mortgage Fund, respectively. The waiver rates for New World Fund and Capital World Bond Fund were not changed.

Effective May 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rates of 0.16%, 0.23%, 0.19%,

0.19% and 0.16% of the daily net assets of Washington Mutual Investors Fund, Capital World Growth and Income Fund, The Bond Fund of America, American High-Income Trust and U.S. Government Securities Fund, respectively. Effective December 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rate of 0.14% of the daily net assets of International Growth and Income Fund. During the year ended December 31, 2021, CRMC also waived a portion of its investment advisory services fees at the rate of

0.05% of the daily net assets of each of the managed risk funds.

The waiver rates for each fund, except Global Growth Fund and Growth Fund, will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series’ board. For the year ended December 31, 2021, total investment advisory services fees waived by CRMC were $52,101,000. CRMC does not intend to recoup these waivers. Investment advisory services fees in each fund’s statement of operations are presented gross of the waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2021,	For the year ended December 31, 2021,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.445%	$.6	$8.0	.497%	.497%
Global Small Capitalization Fund	.800	.635	.6	5.0	.686	.686
Growth Fund	.500	.280	.6	34.0	.307	.307
International Fund	.690	.430	.5	21.0	.491	.491
New World Fund	.850	.580	.5	4.0	.678	.498
Washington Mutual Investors Fund	.500	.350	.6	10.5	.385	.276
Capital World Growth and Income Fund	.690	.480	.6	3.0	.583	.426
Growth-Income Fund	.500	.219	.6	34.0	.249	.249
International Growth and Income Fund	.690	.500	.5	1.5	.610	.606
Capital Income Builder	.500	.410	.6	1.0	.473	.220
Asset Allocation Fund	.500	.240	.6	21.0	.261	.261
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
The Bond Fund of America	.480	.320	.6	13.0	.357	.225
Capital World Bond Fund	.570	.450	1.0	3.0	.532	.432
American High-Income Trust	.500	.420	.6	2.0	.484	.350
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.220
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government Securities Fund	.420	.290	.6	3.0	.355	.249
Managed Risk Growth Fund	.150		all		.150	.099
Managed Risk International Fund	.150		all		.150	.099
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.099
Managed Risk Growth-Income Fund	.150		all		.150	.099
Managed Risk Asset Allocation Fund	.150		all		.150	.099

American Funds Insurance Series      321

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments.

Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

322      American Funds Insurance Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,173
Class 1A	$—	$36	4
Class 2	11,400	Not applicable	1,368
Class 4	1,610	1,610	193

Total class-specific expenses	$13,010	$1,646	$2,738

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$684
Class 1A	$—	$7	1
Class 2	6,675	Not applicable	801
Class 4	806	806	97

Total class-specific expenses	$7,481	$813	$1,583

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5,245
Class 1A	$—	$221	27
Class 2	53,611	Not applicable	6,433
Class 3	530	Not applicable	88
Class 4	6,996	6,996	840

Total class-specific expenses	$61,137	$7,217	$12,633

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,572
Class 1A	$—	$26	3
Class 2	10,993	Not applicable	1,319
Class 3	42	Not applicable	7
Class 4	1,119	1,119	134

Total class-specific expenses	$12,154	$1,145	$3,035

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$732
Class 1A	$—	$37	4
Class 2	2,805	Not applicable	337
Class 4	2,195	2,195	263

Total class-specific expenses	$5,000	$2,232	$1,336

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,816
Class 1A	$—	$241	29
Class 2	8,210	Not applicable	985
Class 4	2,369	2,369	284

Total class-specific expenses	$10,579	$2,610	$3,114

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$223
Class 1A	$—	$11	1
Class 2	3,387	Not applicable	407
Class 4	496	496	60

Total class-specific expenses	$3,883	$507	$691

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,308
Class 1A	$—	$57	7
Class 2	37,130	Not applicable	4,456
Class 3	293	Not applicable	49
Class 4	4,194	4,194	503

Total class-specific expenses	$41,617	$4,251	$12,323

American Funds Insurance Series      323

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$293
Class 1A	$—	$10	1
Class 2	546	Not applicable	66
Class 4	305	305	37

Total class-specific expenses	$851	$315	$397

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$172
Class 1A	$—	$19	2
Class 2	26	Not applicable	3
Class 4	1,289	1,289	155

Total class-specific expenses	$1,315	$1,308	$332

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6,070
Class 1A	$—	$45	5
Class 2	13,568	Not applicable	1,628
Class 3	63	Not applicable	11
Class 4	14,435	14,435	1,732

Total class-specific expenses	$28,066	$14,480	$9,446

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$36
Class 1A	$—	$9	1
Class 2	524	Not applicable	63
Class 4	306	306	37

Total class-specific expenses	$830	$315	$137

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,361
Class 1A	$—	$27	4
Class 2	9,525	Not applicable	1,143
Class 4	2,027	2,027	243

Total class-specific expenses	$11,552	$2,054	$3,751

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$327
Class 1A	$—	$2	—	*
Class 2	2,632	Not applicable	316
Class 4	155	155	19

Total class-specific expenses	$2,787	$157	$662

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$61
Class 1A	$—	$3	1
Class 2	1,698	Not applicable	204
Class 3	19	Not applicable	3
Class 4	218	218	26

Total class-specific expenses	$1,935	$221	$295

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$69
Class 1A	$—	$4	—
Class 2	146	Not applicable	18
Class 4	102	102	12

Total class-specific expenses	$248	$106	$99

See end of tables for footnote.

324      American Funds Insurance Series

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$12
Class 1A	$—	$—	—	*
Class 2	665	Not applicable	80
Class 3	8	Not applicable	1
Class 4	108	108	13

Total class-specific expenses	$781	$108	$106

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$122
Class 1A	$—	$11	1
Class 2	3,577	Not applicable	429
Class 3	18	Not applicable	3
Class 4	613	613	74

Total class-specific expenses	$4,208	$624	$629

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$28
Class P2	$1,448	1,448

Total class-specific expenses	$1,448	$1,476

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$413	413

Total class-specific expenses	$413	$417

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$907	907

Total class-specific expenses	$907	$911

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5,642
Class P2	$829	829

Total class-specific expenses	$829	$6,471

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$15
Class P2	$7,054	7,054

Total class-specific expenses	$7,054	$7,069

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2021, total fees and expenses reimbursed by CRMC were $55,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series      325

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$21	$16		$37
Global Small Capitalization Fund	13	10		23
Growth Fund	99	72		171
International Fund	25	19		44
New World Fund	11	8		19
Washington Mutual Investors Fund	24	18		42
Capital World Growth and Income Fund	6	4		10
Growth-Income Fund	97	72		169
International Growth and Income Fund	3	3		6
Capital Income Builder	3	2		5
Asset Allocation Fund	75	55		130
Global Balanced Fund	1	1		2
The Bond Fund of America	29	21		50
Capital World Bond Fund	6	4		10
American High-Income Trust	2	2		4
American Funds Mortgage Fund	1	1		2
Ultra-Short Bond Fund	1	1		2
U.S. Government Securities Fund	5	4		9
Managed Risk Growth Fund	1	1		2
Managed Risk International Fund	1	—	*	1
Managed Risk Washington Mutual Investors Fund	1	1		2
Managed Risk Growth-Income Fund	5	5		10
Managed Risk Asset Allocation Fund	7	5		12

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

326      American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2021 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$67,688	$88,387	$28,015
Global Small Capitalization Fund	18,836	337,580	129,186
Growth Fund	298,201	240,867	42,811
International Fund	521,624	197,872	34,444
New World Fund	31,819	38,822	3,304
Washington Mutual Investors Fund	944,889	941,271	178,528
Capital World Growth and Income Fund	332,329	191,108	37,528
Growth-Income Fund	314,184	826,544	176,648
International Growth and Income Fund	17,486	304,447	104,029
Capital Income Builder	16,216	49,627	3,282
Asset Allocation Fund	492,325	2,107,286	174,824
Global Balanced Fund	266	377	273
The Bond Fund of America	66,389	52,591	2,838
Capital World Bond Fund	291	13,247	2,044
American High-Income Trust	14,013	10,560	(924)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2021.

American Funds Insurance Series      327

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$683,154	15,421	$216,944	5,062	$(307,264)	(6,960)	$592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515

Total net increase (decrease)	$927,510	21,055	$486,343	11,446	$(947,195)	(21,659)	$466,658	10,842

Year ended December 31, 2020
Class 1	$402,110	11,550	$89,416	2,661	$(365,952)	(11,056)	$125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265

Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$216,763	6,235	$55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973

Total net increase (decrease)	$370,158	10,800	$123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)

Year ended December 31, 2020
Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582

Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

See end of tables for footnotes.

328      American Funds Insurance Series

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950

Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$3,623,473	32,671

Year ended December 31, 2020
Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966

Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$366,681	15,339	$131,729	5,782	$(1,253,303)	(51,135)	$(754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380

Total net increase (decrease)	$732,131	30,766	$249,096	10,972	$(1,813,252)	(74,371)	$(832,025)	(32,633)

Year ended December 31, 2020
Class 1	$535,603	30,721	$44,223	2,049	$(963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2	(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204	(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7	(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76	(62,187)	(3,226)	(8,363)	(269)

Total net increase (decrease)	$862,172	49,186	$71,715	3,338	$(1,697,651)	(87,378)	$(763,764)	(34,854)

See end of tables for footnotes.

American Funds Insurance Series      329

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990

Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$176,091	5,484

Year ended December 31, 2020
Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656

Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$740,227	42,419	$104,068	6,017	$(1,150,862)	(70,448)	$(306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310

Total net increase (decrease)	$1,076,419	63,170	$165,551	9,631	$(1,730,230)	(106,418)	$(488,260)	(33,617)

Year ended December 31, 2020
Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342

Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$171,552	9,531	$30,555	1,698	$(117,328)	(6,578)	$84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321

Total net increase (decrease)	$246,410	13,800	$89,186	4,972	$(350,564)	(19,757)	$(14,968)	(985)

Year ended December 31, 2020
Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894

Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

See end of tables for footnotes.

330      American Funds Insurance Series

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$778,306	12,603	$567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340

Total net increase (decrease)	$1,238,633	20,199	$914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)

Year ended December 31, 2020
Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494

Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$48,015	2,368	$4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898

Total net increase (decrease)	$86,234	4,302	$14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)

Year ended December 31, 2020
Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375

Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

See end of tables for footnotes.

American Funds Insurance Series      331

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505

Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$(81,691)	(6,794)

Year ended December 31, 2020
Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163

Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010

Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Year ended December 31, 2020
Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053

Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

See end of tables for footnotes.

332      American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$9,259	623	$7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816

Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$(4,816)	(307)

Year ended December 31, 2020
Class 1	$29,379	2,319	$6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453

Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$(1,808)	(263)

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$2,441,954	212,866	$432,376	38,456	$(737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840

Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Year ended December 31, 2020
Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420

Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$213,249	15,147

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859

Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$(51,795)	(3,821)

Year ended December 31, 2020
Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703

Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$70,361	5,106

See end of tables for footnotes.

American Funds Insurance Series      333

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$160,559	15,547	$10,757	1,060	$(19,514)	(1,906)	$151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649

Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$152,225	14,639

Year ended December 31, 2020
Class 1	$18,985	2,117	$9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533

Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)

Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$35,679	3,267	$9,382	880	$(27,270)	(2,517)	$17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714

Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$(38,526)	(3,561)	$29,279	2,699

Year ended December 31, 2020
Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734

Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891

See end of tables for footnotes.

334      American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$16,242	1,439	$—		—		$(22,707)	(2,011)	$(6,465)	(572)
Class 1A	—	—	—		—		—	—	—	—
Class 2	86,233	7,864	—		—		(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	—		—		(915)	(83)	338	30
Class 4	35,704	3,232	—		—		(29,389)	(2,660)	6,315	572

Total net increase (decrease)	$139,432	12,648	$—		—		$(180,633)	(16,394)	$(41,201)	(3,746)

Year ended December 31, 2020
Class 1	$32,173	2,840	$104		9		$(17,960)	(1,586)	$14,317	1,263
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	162,780	14,772	558		50		(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8		1		(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67		6		(32,890)	(2,958)	18,205	1,634

Total net increase (decrease)	$248,534	22,427	$737		66		$(157,243)	(14,200)	$92,028	8,293

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class 1	$213,039	17,786	$38,963	3,337	$(115,497)	(9,263)	$136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)

Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$236,927	20,604

Year ended December 31, 2020
Class 1	$194,142	14,793	$15,787	1,214	$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136	11	(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919	4,038	(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407	31	(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187	715	(169,936)	(13,051)	140,786	10,963

Total net increase (decrease)	$713,174	54,953	$77,436	6,009	$(1,725,307)	(130,240)	$(934,697)	(69,278)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class P1	$3,593	199	$515	30	$(3,079)	(172)	$1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)

Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)

Year ended December 31, 2020
Class P1	$3,987	282	$438	32	$(1,595)	(110)	$2,830	204
Class P2	54,142	3,714	24,836	1,828	(71,110)	(4,841)	7,868	701

Total net increase (decrease)	$58,129	3,996	$25,274	1,860	$(72,705)	(4,951)	$10,698	905

See end of tables for footnotes.

American Funds Insurance Series      335

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class P1	$887	80	$14	1	$(531)	(48)	$370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)

Total net increase (decrease)	$13,690	1,261	$931	81	$(15,275)	(1,371)	$(654)	(29)

Year ended December 31, 2020
Class P1	$1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164

Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$1,198	241

Managed Risk Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class P1	$971	80	$40	3	$(343)	(29)	$668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)

Total net increase (decrease)	$10,714	880	$6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Year ended December 31, 2020
Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107

Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$11,085	1,176

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$(51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)

Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$(64,385)	(4,204)

Year ended December 31, 2020
Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938

Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

See end of tables for footnotes.

336      American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2021
Class P1	$2,097	141	$114	8	$(899)	(60)	$1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)

Total net increase (decrease)	$59,713	4,157	$38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)

Year ended December 31, 2020
Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)

Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Ownership concentration

At December 31, 2021, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 20% and 16% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Capital World Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2021 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,587,009	$1,452,819	$10,247,271	$4,214,342	$1,858,677	$8,962,433
Sales of investment securities*	1,668,572	2,886,282	11,870,775	5,688,226	1,777,055	9,576,883
Non-U.S. taxes paid on dividend income	2,058	2,351	8,054	11,433	3,517	1,458
Non-U.S. taxes paid on interest income	—	—	—	9	52	—
Non-U.S. taxes paid (refunded) on realized gains	588	6,228	—	15,511	3,353	—
Non-U.S. taxes provided on unrealized appreciation	7,100	20,035	—	32,918	14,493	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$1,869,564	$9,600,767	$483,259	$816,295	$34,921,384	$138,405
Sales of investment securities*	1,932,434	13,672,341	1,580,251	884,488	37,362,054	162,557
Non-U.S. taxes paid on dividend income	2,980	9,656	2,196	1,594	9,130	314
Non-U.S. taxes paid on interest income	—	—	—	—	—	10
Non-U.S. taxes paid (refunded) on realized gains	2,560	(4)	1,766	112	1,639	4
Non-U.S. taxes provided on unrealized appreciation	696	—	130	299	3,762	—

See end of tables for footnotes.

American Funds Insurance Series	337

	The Bond Fund of America		Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$46,432,818		$1,495,705	$694,551	$2,415,925	$—	$4,831,338
Sales of investment securities*	47,502,780		1,725,555	527,096	2,445,297	—	5,410,660
Non-U.S. taxes paid on interest income	55		264	10	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	—	†	167	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$181,239	$37,781	$55,074	$315,748	$138,416
Sales of investment securities*	184,059	39,781	106,525	473,669	357,415

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

338	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Global Growth Fund
Class 1:
12/31/2021	$41.16	$.25	$6.48	$6.73	$(.26)	$(2.17)	$(2.43)	$45.46	16.72%	$4,270	.55%		.54%		.56%
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.55		.94
Class 1A:
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77
12/31/2017[4,5]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [6]	2	.80	[7]	.80	[7]	.39	[7]
Class 2:
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.80		.69
Class 4:
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		1.05		.37

See end of tables for footnotes.

American Funds Insurance Series      339

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net (loss) income to average net assets

Global Small Capitalization Fund
Class 1:
12/31/2021	$32.64	$(.02)	$2.32	$2.30	$—	$(.77)	$(.77)	$34.17	6.98%	$1,707		.74%		(.07)%
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
Class 1A:
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[8]	.98		.21
12/31/2017[4,5]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [6]	—	[8]	.96	[7]	.35 [7]
Class 2:
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
Class 4:
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [10]

See end of tables for footnotes.

340      American Funds Insurance Series

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/2021	$120.22	$.46	$24.29	$24.75	$(.58)	$(16.81)	$(17.39)	$127.58	22.30%	$19,783	.34%		.37%
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
Class 1A:
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[4,5]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [6]	3	.59	[7]	.47 [7]
Class 2:
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
Class 3:
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
Class 4:
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25

See end of tables for footnotes.

American Funds Insurance Series      341

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

International Fund
Class 1:
12/31/2021	$23.64	$.38	$(.67)	$(.29)	$(.65)	$—	$(.65)	$22.70	(1.23)%	$4,747	.55%		1.57%
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
Class 1A:
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[4,5]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [6]	2	.77	[7]	.43	[7]
Class 2:
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
Class 3:
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
Class 4:
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55

See end of tables for footnotes.

342      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

New World Fund
Class 1:
12/31/2021	$31.59	$.29	$1.38	$1.67	$(.36)	$(1.07)	$(1.43)	$31.83	5.16%	$2,443	.74%		.56%		.88%
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
Class 1A:
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[4,5]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [6]	1	1.00	[7]	1.00	[7]	.53	[7]
Class 2:
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
Class 4:
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61
See end of tables for footnotes.

American Funds Insurance Series      343

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Washington Mutual Investors Fund
Class 1:
12/31/2021	$14.35	$.29	$3.73	$4.02	$(.28)	$—	$(.28)	$18.09	28.12%	$6,766	.42%		.31%		1.79%
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27
Class 1A:
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[4,5]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [6]	1	.65	[7]	.65	[7]	2.01	[7]
Class 2:
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02
Class 4:
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76

See end of tables for footnotes.

344      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Growth and Income Fund
Class 1:
12/31/2021	$16.67	$.38	$2.10	$2.48	$(.33)	$(.40)	$(.73)	$18.42	15.03%	$812		.63%		.47%		2.14%
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43
Class 1A:
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7		.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[4,5]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [6]	—	[8]	.84	[7]	.84	[7]	1.20	[7]
Class 2:
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340		.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11
Class 4:
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225		1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49

See end of tables for footnotes.

American Funds Insurance Series      345

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Growth-Income Fund
Class 1:
12/31/2021	$55.38	$.79	$12.64	$13.43	$(.86)	$(.60)	$(1.46)	$67.35	24.42%	$25,507	.29%		1.28%
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
Class 1A:
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[4,5]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [6]	2	.52	[7]	1.41[7]
Class 2:
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
Class 3:
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
Class 4:
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19

See end of tables for footnotes.

346      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

International Growth and Income Fund
Class 1:
12/31/2021	$19.01	$.54	$.53	$1.07	$(.46)	$—	$(.46)	$19.62	5.64%	$30	.67%		.67%		2.70%
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		.66		2.75
Class 1A:
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		.90		2.35
12/31/2017[4,5]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [6]	2	.91	[7]	.91	[7]	1.99	[7]
Class 2:
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		.91		2.60
Class 4:
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		1.16		2.24

See end of tables for footnotes.

American Funds Insurance Series      347

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital Income Builder
Class 1:
12/31/2021	$10.87	$.37	$1.28	$1.65	$(.35)	$—	$(.35)	$12.17	15.31%	$563	.53%		.27%		3.19%
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254	.54		.54		3.21
Class 1A:
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82
12/31/2017[4,5]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [6]	1	.79	[7]	.79	[7]	2.63	[7]
Class 2:
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1	.79		.79		2.82
Class 4:
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04		1.04		2.72

See end of tables for footnotes.

348      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Asset Allocation Fund
Class 1:
12/31/2021	$26.50	$.48	$3.54	$4.02	$(.50)	$(.94)	$(1.44)	$29.08	15.40%	$18,836	.30%		1.71%
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
Class 1A:
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[4,5]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [6]	4	.53	[7]	1.69	[7]
Class 2:
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
Class 3:
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
Class 4:
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40

See end of tables for footnotes.

American Funds Insurance Series      349

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Global Balanced Fund
Class 1:
12/31/2021	$14.19	$.18	$1.37	$1.55	$(.19)	$(.82)	$(1.01)	$14.73	11.05%	$120		.73%		1.24%
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
Class 1A:
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[4,5]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [6]	—	[8]	.94	[7]	1.27	[7]
Class 2:
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
Class 4:
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07

See end of tables for footnotes.

350      American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

The Bond Fund of America
Class 1:
12/31/2021	$11.89	$.21	$(.23)	$(.02)	$(.19)	$(.47)	$(.66)	$11.21	(.14)%	$8,555	.39%		.26%		1.84%
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19
Class 1A:
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[4,5]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [6]	1	.62	[7]	.62	[7]	2.01	[7]
Class 2:
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94
Class 4:
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72

See end of tables for footnotes.

American Funds Insurance Series      351

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Bond Fund
Class 1:
12/31/2021	$12.94	$.25	$(.85)	$(.60)	$(.24)	$(.31)	$(.55)	$11.79	(4.73)%	$988		.60%		.50%		2.06%
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
Class 1A:
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1		.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[4,5]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [6]	—	[8]	.72	[7]	.72	[7]	2.27	[7]
Class 2:
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030		.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
Class 4:
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66		1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89

See end of tables for footnotes.

352      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American High-Income Trust
Class 1:
12/31/2021	$9.80	$.51	$.34	$.85	$(.46)	$—	$(.46)	$10.19	8.74%	$278		.53%		.37%		4.95%
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		.49		5.98
Class 1A:
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1		.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[4,5]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [6]	—	[8]	.72	[7]	.72	[7]	5.74	[7]
Class 2:
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673		.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		.74		5.72
Class 3:
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10		.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		.67		5.79
Class 4:
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90		1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		.99		5.46

See end of tables for footnotes.

American Funds Insurance Series      353

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

American Funds Mortgage Fund
Class 1:
12/31/2021	$11.11	$.06	$(.09)	$(.03)	$(.08)	$(.37)	$(.45)	$10.63	(.32)%	$231		.49%		.29%		.58%
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16	— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52
Class 1A:
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2		.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[4,5]	10.55	.14	— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [6]	—	[8]	.70	[7]	.70	[7]	1.38	[7]
Class 2:
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58		.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27
Class 4:
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43		.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	— [9]	(.19)	—	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11	— [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03

See end of tables for footnotes.

354      American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net (loss) income to average net assets

Ultra-Short Bond Fund
Class 1:
12/31/2021	$11.31	$(.03)	$(.01)		$(.04)	$—	$—	$—	$11.27	(.35)%	$37		.37%		(.28)%
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
Class 1A:
12/31/2021	11.31	(.03)	—	[9]	(.03)	—	—	—	11.28	(.27)	—	[8]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[8]	.35		.26
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	—	[8]	.37		1.90
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	—	[8]	.35		1.60
12/31/2017[4,5]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [6]	—	[8]	.34	[7]	.69 [7]
Class 2:
12/31/2021	10.99	(.06)	—	[9]	(.06)	—	—	—	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	— [9]	—	[9]	— [9]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
Class 3:
12/31/2021	11.12	(.05)	—	[9]	(.05)	—	—	—	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	— [9]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
Class 4:
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19

See end of tables for footnotes.

American Funds Insurance Series      355

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

U.S. Government Securities Fund
Class 1:
12/31/2021	$13.04	$.18	$(.26)	$(.08)	$(.18)	$(1.11)	$(1.29)	$11.67	(.44)%	$522		.39%		.29%		1.50%
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558		.36		.36		1.68
Class 1A:
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5		.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[4,5]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [6]	—	[8]	.58	[7]	.58	[7]	1.53	[7]
Class 2:
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391		.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		.61		1.43
Class 3:
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9		.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		.54		1.50
Class 4:
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238		.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		.86		1.18

See end of tables for footnotes.

356      American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]		Net effective expense ratio[2,12,13]		Ratio of net income (loss) to average net assets[2]

Managed Risk Growth Fund
Class P1:
12/31/2021	$17.25	$.04	$2.16	$2.20	$(.18)	$(.74)	$(.92)	$18.53	13.08%		$13		.41%		.36%		.69%		.19%
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45		11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01		6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[14]		3		.42	[14]	.37	[14]	.71	[14]	.82	[14]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23	[14]	2		.42	[14]	.36	[14]	.70	[14]	.69	[14]
Class P2:
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89		584		.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03		554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74		434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)		340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99		286		.69		.63		.97		.34

Managed Risk International Fund
Class P1:
12/31/2021	$11.07	$.24	$(.67)	$(.43)	$(.09)	$—	$(.09)	$10.55	(3.92)%[14]		$2		.44%[14]		.36%[14]		.87%[14]		2.12%[14]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13	[14]	2		.43	[14]	.35	[14]	.86	[14]	.82	[14]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91	[14]	1		.41	[14]	.33	[14]	.84	[14]	1.64	[14]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[14]		—	[8]	.33	[14]	.28	[14]	.77	[14]	3.02	[14]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28	[14]	—	[8]	.28	[14]	.20	[14]	.69	[14]	1.13	[14]
Class P2:
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)		160		.71		.63		1.14		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80		168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64		165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)		151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69		148		.71		.63		1.12		1.03

Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2021	$11.24	$.16	$1.79	$1.95	$(.24)	$—	$(.24)	$12.95	17.46	%[14]$	2		.41%[14]		.36%[14]		.77%[14]		1.33%[14]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[14]		2		.40	[14]	.35	[14]	.76	[14]	1.66	[14]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14	[14]	1		.38	[14]	.33	[14]	.74	[14]	2.14	[14]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[14]		—	[8]	.33	[14]	.28	[14]	.67	[14]	3.21	[14]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48	[14]	—	[8]	.30	[14]	.25	[14]	.64	[14]	1.59	[14]
Class P2:
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11		371		.68		.62		1.03		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)		355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88		365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)		336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03		367		.68		.63		1.02		1.43
See end of tables for footnotes.

American Funds Insurance Series      357

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]	Net effective expense ratio[2,12,13]	Ratio of net income (loss) to average net assets[2]

Managed Risk Growth-Income Fund
Class P1:
12/31/2021	$14.01	$.14	$1.99	$2.13	$(.21)	$(.20)	$(.41)	$15.73	15.32%	$2,328	.41%	.36%	.66%	.96%
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41	.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42	.37	.67	1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40	.35	.64	(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [14]	2	.44 [14]	.37 [14]	.66 [14]	1.61 [14]
Class P2:
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66	.61	.91	.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66	.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67	.62	.92	1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69	.64	.93	1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70	.63	.92	1.08

Managed Risk Asset Allocation Fund
Class P1:
12/31/2021	$13.84	$.21	$1.55	$1.76	$(.27)	$—	$(.27)	$15.33	12.82%	$7	.41%	.36%	.66%	1.43%
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41	.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41	.36	.65	2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37	.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43	.38	.66	1.45
Class P2:
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66	.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66	.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66	.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62	.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68	.63	.91	1.13

See end of tables for footnotes.

358      American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Year ended December 31,
	2021	2020	2019	2018	2017
Capital Income Builder	60%	110%	44%	42%	59%
Asset Allocation Fund	45	49	47	34	39
Global Balanced Fund	36	68	60	30	28
The Bond Fund of America	87	72	146	98	153
Capital World Bond Fund	64	88	110	78	74
American Funds Mortgage Fund	38	123	84	60	98
U.S. Government Securities Fund	126	112	103	76	120

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Year ended December 31,
	2021	2020	2019	2018	2017
Global Growth Fund	18%	17%	14%	25%	31%
Global Small Capitalization Fund	29	38	50	43	33
Growth Fund	25	32	21	35	24
International Fund	44	40	32	29	29
New World Fund	43	70	38	58	56
Washington Mutual Investors Fund	90	40	37	49	34
Capital World Growth and Income Fund	85	36	29	49	41
Growth-Income Fund	24	33	27	39	27
International Growth and Income Fund	41	56	28	38	51
Capital Income Builder	93	184	72	98	88
Asset Allocation Fund	124	145	79	86	85
Global Balanced Fund	39	86	74	51	41
The Bond Fund of America	456	461	373	514	502
Capital World Bond Fund	91	145	159	125	105
American High-Income Trust	56	78	58	67	78
American Funds Mortgage Fund	975	1143	350	811	680
U.S. Government Securities Fund	433	867	277	446	551
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]
Managed Risk Growth Fund	32	80	10	7	25
Managed Risk International Fund	24	71	8	8	25
Managed Risk Washington Mutual Investors Fund	16	101	13	11	32
Managed Risk Growth-Income Fund	13	38	6	14	26
Managed Risk Asset Allocation Fund	5	30	8	12	1

[1]	Based on average shares outstanding.
[2]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Class 1A shares began investment operations on January 6, 2017.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

[13]	Unaudited.
[14]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series      359

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Washington Mutual Investors FundSM, Capital World Growth and Income Fund®, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, The Bond Fund of America®, Capital World Bond Fund®, American High-Income Trust®, American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government Securities Fund®, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Washington Mutual Investors FundSM (formerly Blue Chip Income and Growth Fund), Capital World Growth and Income Fund® (formerly Global Growth and Income Fund), Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, The Bond Fund of America® (formerly Bond Fund), Capital World Bond Fund®, American High Income Trust® (formerly High-Income Bond Fund), American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government Securities Fund® (formerly U.S. Government/ AAA-Rated Securities Fund), Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund), Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 14, 2022

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

360      American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2021, through December 31, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series      361

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,044.35	$2.78	.54%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 1A — actual return	1,000.00	1,043.30	4.07	.79
Class 1A — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 2 — actual return	1,000.00	1,043.19	4.07	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 4 — actual return	1,000.00	1,041.82	5.35	1.04
Class 4 — assumed 5% return	1,000.00	1,019.96	5.30	1.04

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$964.99	$3.67	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 1A — actual return	1,000.00	963.92	4.90	.99
Class 1A — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 2 — actual return	1,000.00	963.99	4.90	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	962.63	6.13	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,082.01	$1.78	.34%
Class 1 — assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 1A — actual return	1,000.00	1,080.62	3.09	.59
Class 1A — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 2 — actual return	1,000.00	1,080.70	3.09	.59
Class 2 — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 — actual return	1,000.00	1,081.17	2.73	.52
Class 3 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	1,079.33	4.40	.84
Class 4 — assumed 5% return	1,000.00	1,020.97	4.28	.84

International Fund
Class 1 — actual return	$1,000.00	$943.19	$2.69	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 1A — actual return	1,000.00	941.93	3.92	.80
Class 1A — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 2 — actual return	1,000.00	941.65	3.92	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 3 — actual return	1,000.00	942.13	3.57	.73
Class 3 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 4 — actual return	1,000.00	940.79	5.14	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 — actual return	$1,000.00	$954.20	$2.76	.56%
Class 1 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 1A — actual return	1,000.00	953.19	3.99	.81
Class 1A — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 2 — actual return	1,000.00	953.09	3.99	.81
Class 2 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 4 — actual return	1,000.00	951.85	5.21	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

See end of tables for footnotes.

362      American Funds Insurance Series

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1]	Annualized expense ratio

Washington Mutual Investors Fund
Class 1 — actual return	$1,000.00	$1,112.70	$1.38	.26%
Class 1 — assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 1A — actual return	1,000.00	1,110.45	2.71	.51
Class 1A — assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 2 — actual return	1,000.00	1,110.86	2.71	.51
Class 2 — assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 4 — actual return	1,000.00	1,109.99	4.04	.76
Class 4 — assumed 5% return	1,000.00	1,021.37	3.87	.76

Capital World Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,045.13	$2.06	.40%
Class 1 — assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 1A — actual return	1,000.00	1,043.44	3.35	.65
Class 1A — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 2 — actual return	1,000.00	1,043.58	3.35	.65
Class 2 — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 4 — actual return	1,000.00	1,042.28	4.63	.90
Class 4 — assumed 5% return	1,000.00	1,020.67	4.58	.90

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,088.44	$1.47	.28%
Class 1 — assumed 5% return	1,000.00	1,023.79	1.43	.28
Class 1A — actual return	1,000.00	1,087.17	2.79	.53
Class 1A — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 2 — actual return	1,000.00	1,087.22	2.79	.53
Class 2 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 3 — actual return	1,000.00	1,087.58	2.42	.46
Class 3 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 4 — actual return	1,000.00	1,085.90	4.10	.78
Class 4 — assumed 5% return	1,000.00	1,021.27	3.97	.78

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$985.45	$3.40	.68%
Class 1 — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 1A — actual return	1,000.00	984.18	4.65	.93
Class 1A — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 2 — actual return	1,000.00	984.50	4.65	.93
Class 2 — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 4 — actual return	1,000.00	983.27	5.90	1.18
Class 4 — assumed 5% return	1,000.00	1,019.26	6.01	1.18

Capital Income Builder
Class 1 — actual return	$1,000.00	$1,049.72	$1.45	.28%
Class 1 — assumed 5% return	1,000.00	1,023.79	1.43	.28
Class 1A — actual return	1,000.00	1,047.66	2.74	.53
Class 1A — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 2 — actual return	1,000.00	1,047.62	2.74	.53
Class 2 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,046.38	4.02	.78
Class 4 — assumed 5% return	1,000.00	1,021.27	3.97	.78

See end of tables for footnotes.

American Funds Insurance Series      363

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,046.97	$1.55	.30%
Class 1 — assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 1A — actual return	1,000.00	1,045.67	2.84	.55
Class 1A — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	1,045.76	2.84	.55
Class 2 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 — actual return	1,000.00	1,046.17	2.48	.48
Class 3 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 — actual return	1,000.00	1,044.27	4.12	.80
Class 4 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,046.58	$3.77	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 1A — actual return	1,000.00	1,045.80	5.05	.98
Class 1A — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 2 — actual return	1,000.00	1,045.42	5.05	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 — actual return	1,000.00	1,043.85	6.34	1.23
Class 4 — assumed 5% return	1,000.00	1,019.00	6.26	1.23

The Bond Fund of America
Class 1 — actual return	$1,000.00	$1,005.34	$1.01	.20%
Class 1 — assumed 5% return	1,000.00	1,024.20	1.02	.20
Class 1A — actual return	1,000.00	1,004.41	2.27	.45
Class 1A — assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 2 — actual return	1,000.00	1,005.09	2.27	.45
Class 2 — assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 4 — actual return	1,000.00	1,003.44	3.53	.70
Class 4 — assumed 5% return	1,000.00	1,021.68	3.57	.70

Capital World Bond Fund
Class 1 — actual return	$1,000.00	$984.22	$2.50	.50%
Class 1 — assumed 5% return	1,000.00	1,022.68	2.55	.50
Class 1A — actual return	1,000.00	983.09	3.75	.75
Class 1A — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 2 — actual return	1,000.00	982.87	3.75	.75
Class 2 — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 4 — actual return	1,000.00	981.73	5.00	1.00
Class 4 — assumed 5% return	1,000.00	1,020.16	5.09	1.00

American High-Income Trust
Class 1 — actual return	$1,000.00	$1,019.91	$1.73	.34%
Class 1 — assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 1A — actual return	1,000.00	1,018.15	3.00	.59
Class 1A — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 2 — actual return	1,000.00	1,018.05	3.00	.59
Class 2 — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 — actual return	1,000.00	1,019.15	2.65	.52
Class 3 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	1,017.92	4.27	.84
Class 4 — assumed 5% return	1,000.00	1,020.97	4.28	.84

See end of tables for footnotes.

364      American Funds Insurance Series

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1]	Annualized expense ratio

American Funds Mortgage Fund
Class 1 — actual return	$1,000.00	$1,002.52	$1.36	.27%
Class 1 — assumed 5% return	1,000.00	1,023.84	1.38	.27
Class 1A — actual return	1,000.00	1,001.31	2.62	.52
Class 1A — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 2 — actual return	1,000.00	1,001.35	2.62	.52
Class 2 — assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 — actual return	1,000.00	999.57	3.88	.77
Class 4 — assumed 5% return	1,000.00	1,021.32	3.92	.77

Ultra-Short Bond Fund
Class 1 — actual return	$1,000.00	$998.23	$1.91	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 1A — actual return	1,000.00	999.11	1.86	.37
Class 1A — assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 2 — actual return	1,000.00	997.26	3.17	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 3 — actual return	1,000.00	998.19	2.82	.56
Class 3 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 4 — actual return	1,000.00	996.38	4.43	.88
Class 4 — assumed 5% return	1,000.00	1,020.77	4.48	.88

U.S. Government Securities Fund
Class 1 — actual return	$1,000.00	$1,008.77	$1.16	.23%
Class 1 — assumed 5% return	1,000.00	1,024.05	1.17	.23
Class 1A — actual return	1,000.00	1,007.74	2.43	.48
Class 1A — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 — actual return	1,000.00	1,007.51	2.43	.48
Class 2 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 3 — actual return	1,000.00	1,008.04	2.08	.41
Class 3 — assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 4 — actual return	1,000.00	1,007.18	3.69	.73
Class 4 — assumed 5% return	1,000.00	1,021.53	3.72	.73

See end of tables for footnotes.

American Funds Insurance Series      365

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,051.28	$1.86	.36%	$3.57	.69%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class P2 – actual return	1,000.00	1,049.88	3.20	.62	4.91	.95
Class P2 – assumed 5% return	1,000.00	1,022.08	3.16	.62	4.84	.95

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$935.28	$1.76	.36%	$4.24	.87%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.43	.87
Class P2 – actual return	1,000.00	934.05	3.07	.63	5.56	1.14
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.80	1.14

Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,076.75	$1.88	.36%	$4.03	.77%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.92	.77
Class P2 – actual return	1,000.00	1,074.57	3.29	.63	5.39	1.03
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.24	1.03

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,059.70	$1.87	.36%	$3.43	.66%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class P2 – actual return	1,000.00	1,057.89	3.16	.61	4.72	.91
Class P2 – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.63	.91

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,038.67	$1.85	.36%	$3.39	.66%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class P2 – actual return	1,000.00	1,037.31	3.13	.61	4.67	.91
Class P2 – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.63	.91

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

366      American Funds Insurance Series

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Insurance Series      367

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Francisco G. Cigarroa, MD 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None

James G. Ellis, 1947	2010	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation

Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None

Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None

R. Clark Hooper, 1946	2010	Private investor	91	None

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated

Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None

Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None

Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Co-President and Trustee	1998	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]	35	None

Michael C. Gitlin, 1970	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com/afis. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071. Attention: Secretary.

368      American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 Co-President	1998	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]

Maria Manotok, 1974 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Senior Vice President and Director, Capital Group International, Inc.[6]; Director, Capital Group Investment Management Limited[6]

Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company

Martin Jacobs, 1962 Vice President	2016	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Chairman and Director, Capital Research and Management Company

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]; Director, The Capital Group Companies, Inc.[6]

Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company

Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company

Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[4]

The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).

[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

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American Funds Insurance Series      375

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

376      American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.
[2]

Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2020. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGEARX-998-0222P Printed in USA RCG/PHX/8074-S85048 ©2022 Capital Group. All rights reserved.

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended December 31, 2021, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Garrett Bouton, Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Bouton, Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2020	2021
(a) Audit Fees	$109,247	$111,434
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$52,718	$44,197
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2020	2021
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$309,361	$515,090

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2020 and 2021 were $362,079 and $1,035,382, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 10, 2022

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 10, 2022